Not FDIC Insured May Lose Value No Bank Guarantee
VIP-Q1PH

Schedules of Investments
(unaudited)
Franklin Allocation VIP Fund 2
Franklin DynaTech VIP Fund 43
Franklin Global Real Estate VIP Fund 47
Franklin Growth and Income VIP Fund 50
Franklin Income VIP Fund 54
Franklin Large Cap Growth VIP Fund 66
Franklin Mutual Global Discovery VIP Fund 70
Franklin Mutual Shares VIP Fund 75
Franklin Rising Dividends VIP Fund 80
Franklin Small Cap Value VIP Fund 83
Franklin Small-Mid Cap Growth VIP Fund 87
Franklin Strategic Income VIP Fund 92
Franklin U.S. Government Securities VIP Fund 121
Franklin VolSmart Allocation VIP Fund 125
Templeton Developing Markets VIP Fund 134
Templeton Foreign VIP Fund 138
Templeton Global Bond VIP Fund 141
Templeton Growth VIP Fund 147
Notes to Schedules of Investments 150

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin Allocation VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 57.5%
Aerospace & Defense 2.0%
BAE Systems plc ..................................... United Kingdom 48,033 $ 581,061
BWX Technologies, Inc. ................................ United States 3,401 214,399
Dassault Aviation SA ................................... France 3,666 725,279
General Dynamics Corp. ................................ United States 1,162 265,180
Lockheed Martin Corp. ................................. United States 3,771 1,782,665
MTU Aero Engines AG ................................. Germany 4,700 1,176,182
Northrop Grumman Corp. ............................... United States 4,821 2,225,952
Raytheon Technologies Corp. ............................ United States 36,908 3,614,401
a
Rolls-Royce Holdings plc ............................... United Kingdom 403,760 743,731
Textron, Inc. ......................................... United States 1,034 73,031
11,401,881
Air Freight & Logistics 0.7%
Deutsche Post AG ..................................... Germany 935 43,793
DSV A/S ............................................ Denmark 6,228 1,207,621
Expeditors International of Washington, Inc. ................. United States 4,052 446,206
Nippon Express Holdings, Inc. ............................ Japan 2,200 132,769
United Parcel Service, Inc., B ............................ United States 11,980 2,324,000
4,154,389
Automobile Components 0.5%
a
Aptiv plc ............................................ United States 4,880 547,487
BorgWarner, Inc. ...................................... United States 2,245 110,252
Bridgestone Corp. ..................................... Japan 2,300 93,447
Continental AG ....................................... Germany 10,301 771,884
a
Faurecia SE ......................................... France 36,705 797,766
Valeo .............................................. France 27,617 566,721
2,887,557
Automobiles 0.9%
Bayerische Motoren Werke AG ........................... Germany 13,802 1,512,751
General Motors Co. .................................... United States 30,647 1,124,132
Honda Motor Co. Ltd. .................................. Japan 24,000 634,924
Mazda Motor Corp. .................................... Japan 14,900 137,458
Stellantis NV ......................................... United States 28,439 517,223
a
Tesla, Inc. ........................................... United States 4,515 936,682
Thor Industries, Inc. ................................... United States 1,271 101,222
4,964,392
Banks 2.9%
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 45,701 326,748
Bank of America Corp. ................................. United States 93,533 2,675,044
Bank OZK ........................................... United States 2,790 95,418
Citigroup, Inc. ........................................ United States 19,102 895,693
a
Danske Bank A/S ..................................... Denmark 19,479 391,903
DBS Group Holdings Ltd. ............................... Singapore 20,100 499,721
FinecoBank Banca Fineco SpA ........................... Italy 72,000 1,103,171
First Horizon Corp. .................................... United States 13,451 239,159
FNB Corp. .......................................... United States 8,857 102,741
ING Groep NV ....................................... Netherlands 49,829 591,764
JPMorgan Chase & Co. ................................. United States 18,994 2,475,108
Kasikornbank PCL .................................... Thailand 106,592 413,487
KB Financial Group, Inc. ................................ South Korea 16,867 613,823
Lloyds Banking Group plc ............................... United Kingdom 1,192,910 701,426
Mitsubishi UFJ Financial Group, Inc. ....................... Japan 15,000 96,144
NatWest Group plc .................................... United Kingdom 131,100 427,818
Oversea-Chinese Banking Corp. Ltd. ....................... Singapore 24,900 232,112
Resona Holdings, Inc. .................................. Japan 10,800 52,109

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Shinhan Financial Group Co. Ltd. ......................... South Korea 20,652 $ 559,017
Standard Chartered plc ................................. United Kingdom 162,113 1,228,765
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 12,900 516,304
Sumitomo Mitsui Financial Group, Inc., ADR ................. Japan 82,100 656,800
Swedbank AB, A ...................................... Sweden 22,776 374,537
UniCredit SpA ........................................ Italy 17,413 328,213
US Bancorp ......................................... United States 22,340 805,357
Webster Financial Corp. ................................ United States 4,378 172,581
16,574,963
Beverages 1.0%
Brown-Forman Corp., B ................................ United States 5,393 346,608
b
Budweiser Brewing Co. APAC Ltd., 144A, Reg S .............. China 47,100 143,340
Carlsberg A/S, B ...................................... Denmark 479 74,327
a
Coca-Cola HBC AG ................................... Italy 3,142 86,020
Constellation Brands, Inc., A ............................. United States 1,404 317,150
Kirin Holdings Co. Ltd. ................................. Japan 5,200 82,280
a
Monster Beverage Corp. ................................ United States 31,894 1,722,595
PepsiCo, Inc. ........................................ United States 14,166 2,582,462
Pernod Ricard SA ..................................... France 1,682 380,874
5,735,656
Biotechnology 1.1%
AbbVie, Inc. ......................................... United States 959 152,836
Amgen, Inc. ......................................... United States 4,883 1,180,465
CSL Ltd. ............................................ United States 6,887 1,333,908
a
Genmab A/S ......................................... Denmark 2,900 1,096,239
Gilead Sciences, Inc. .................................. United States 10,150 842,146
a
Regeneron Pharmaceuticals, Inc. ......................... United States 1,353 1,111,720
a
Swedish Orphan Biovitrum AB ............................ Sweden 4,731 110,233
a
Vertex Pharmaceuticals, Inc. ............................. United States 1,153 363,276
6,190,823
Broadline Retail 1.6%
a
Alibaba Group Holding Ltd. .............................. China 69,193 876,358
a
Amazon.com, Inc. ..................................... United States 49,608 5,124,010
eBay, Inc. ........................................... United States 7,763 344,444
a
Etsy, Inc. ............................................ United States 744 82,830
Macy's, Inc. .......................................... United States 6,818 119,247
a
MercadoLibre, Inc. .................................... Brazil 1,070 1,410,324
Next plc ............................................ United Kingdom 608 49,422
Prosus NV .......................................... China 10,440 817,532
Seria Co. Ltd. ........................................ Japan 12,248 242,919
Wesfarmers Ltd. ...................................... Australia 2,208 74,633
9,141,719
Building Products 0.3%
Allegion plc .......................................... United States 1,357 144,832
a
Builders FirstSource, Inc. ............................... United States 3,629 322,183
Cie de Saint-Gobain ................................... France 8,117 461,421
Owens Corning ....................................... United States 1,118 107,104
Trane Technologies plc ................................. United States 2,656 488,651
1,524,191
Capital Markets 1.9%
3i Group plc ......................................... United Kingdom 24,021 500,722
Affiliated Managers Group, Inc. ........................... United States 938 133,590

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Bank of New York Mellon Corp. (The) ...................... United States 17,280 $ 785,203
BlackRock, Inc. ....................................... United States 365 244,229
Blackstone, Inc. ...................................... United States 1,000 87,840
Charles Schwab Corp. (The) ............................. United States 18,360 961,697
Deutsche Bank AG .................................... Germany 35,237 358,348
Deutsche Boerse AG ................................... Germany 7,486 1,457,668
Evercore, Inc., A ...................................... United States 910 104,996
FactSet Research Systems, Inc. .......................... United States 962 399,316
Intercontinental Exchange, Inc. ........................... United States 3,555 370,751
Intermediate Capital Group plc ........................... United Kingdom 60,000 905,712
Jefferies Financial Group, Inc. ............................ United States 5,075 161,080
Lazard Ltd., A ........................................ United States 2,055 68,041
LPL Financial Holdings, Inc. ............................. United States 2,017 408,241
Macquarie Group Ltd. .................................. Australia 7,600 899,905
MarketAxess Holdings, Inc. .............................. United States 892 349,031
MSCI, Inc. ........................................... United States 233 130,408
Raymond James Financial, Inc. ........................... United States 785 73,217
S&P Global, Inc. ...................................... United States 3,723 1,283,579
SEI Investments Co. ................................... United States 2,582 148,594
State Street Corp. ..................................... United States 4,856 367,551
Tradeweb Markets, Inc., A ............................... United States 3,100 244,962
UBS Group AG ....................................... Switzerland 12,842 271,762
10,716,443
Chemicals 1.6%
Air Products and Chemicals, Inc. .......................... United States 6,775 1,945,848
Albemarle Corp. ...................................... United States 1,672 369,579
BASF SE ........................................... Germany 1,624 85,262
CF Industries Holdings, Inc. ............................. United States 4,957 359,333
b
Covestro AG, 144A, Reg S .............................. Germany 10,255 424,713
Ecolab, Inc. .......................................... United States 1,621 268,324
ICL Group Ltd. ....................................... Israel 17,760 120,256
Koninklijke DSM NV ................................... Netherlands 6,900 816,614
Linde plc ............................................ United States 2,885 1,025,444
LyondellBasell Industries NV, A ........................... United States 1,800 169,002
Mosaic Co. (The) ..................................... United States 3,731 171,178
Nitto Denko Corp. ..................................... Japan 3,700 239,505
OCI NV ............................................. Netherlands 3,079 104,383
PPG Industries, Inc. ................................... United States 7,783 1,039,653
Sherwin-Williams Co. (The) .............................. United States 2,340 525,962
Shin-Etsu Chemical Co. Ltd. ............................. Japan 11,500 373,358
Sika AG ............................................ Switzerland 3,400 953,737
Solvay SA ........................................... Belgium 2,071 236,863
Tosoh Corp. ......................................... Japan 5,500 74,753
9,303,767
Commercial Services & Supplies 0.1%
Brambles Ltd. ........................................ Australia 4,965 44,769
Cintas Corp. ......................................... United States 267 123,535
a
Clean Harbors, Inc. .................................... United States 650 92,664
Republic Services, Inc. ................................. United States 1,600 216,352
Rollins, Inc. .......................................... United States 2,566 96,302
Securitas AB, B ....................................... Sweden 4,366 38,838
612,460
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................... United States 1,009 169,371
Cisco Systems, Inc. ................................... United States 43,386 2,268,003

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
F5, Inc. ............................................. United States 542 $ 78,964
Motorola Solutions, Inc. ................................. United States 6,664 1,906,770
Telefonaktiebolaget LM Ericsson, B ........................ Sweden 15,817 92,715
4,515,823
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA .............. Spain 5,975 190,311
Eiffage SA ........................................... France 760 82,248
Quanta Services, Inc. .................................. United States 467 77,821
350,380
Construction Materials 0.4%
CRH plc ............................................ Ireland 14,947 755,161
Eagle Materials, Inc. ................................... United States 578 84,822
James Hardie Industries plc, CDI ......................... United States 4,282 92,172
Martin Marietta Materials, Inc. ............................ United States 3,168 1,124,830
2,056,985
Consumer Finance 0.4%
American Express Co. ................................. United States 12,490 2,060,226
OneMain Holdings, Inc. ................................. United States 2,693 99,856
Synchrony Financial ................................... United States 11,188 325,347
2,485,429
Consumer Staples Distribution & Retail 0.5%
Albertsons Cos., Inc., A ................................. United States 4,243 88,169
Carrefour SA ......................................... France 4,064 82,168
Costco Wholesale Corp. ................................ United States 200 99,374
Jeronimo Martins SGPS SA ............................. Portugal 3,430 80,516
Koninklijke Ahold Delhaize NV ............................ Netherlands 15,930 544,276
Kroger Co. (The) ...................................... United States 13,959 689,156
a
Performance Food Group Co. ............................ United States 1,258 75,908
Sundrug Co. Ltd. ...................................... Japan 15,193 416,884
Target Corp. ......................................... United States 1,632 270,308
Walmart, Inc. ........................................ United States 3,960 583,902
2,930,661
Containers & Packaging 0.2%
Graphic Packaging Holding Co. ........................... United States 7,364 187,708
a
SIG Group AG ....................................... Switzerland 26,000 669,880
Smurfit Kappa Group plc ................................ Ireland 985 35,728
893,316
Distributors 0.0%
†
Genuine Parts Co. .................................... United States 850 142,214
Diversified Consumer Services 0.0%
†
IDP Education Ltd. .................................... Australia 2,104 38,776
Diversified REITs 0.0%
†
Stockland ........................................... Australia 49,964 133,803
Diversified Telecommunication Services 0.3%
AT&T, Inc. ........................................... United States 28,493 548,490
Bezeq The Israeli Telecommunication Corp. Ltd. .............. Israel 59,023 80,304
Deutsche Telekom AG .................................. Germany 7,399 179,303
Spark New Zealand Ltd. ................................ New Zealand 23,446 74,294
Swisscom AG ........................................ Switzerland 659 420,578

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Telecommunication Services (continued)
Telenor ASA ......................................... Norway 19,633 $ 230,294
1,533,263
Electric Utilities 0.7%
Acciona SA .......................................... Spain 676 135,639
American Electric Power Co., Inc. ......................... United States 10,938 995,249
Edison International ................................... United States 17,738 1,252,125
Elia Group SA/NV ..................................... Belgium 905 119,516
Endesa SA .......................................... Spain 8,489 184,388
NextEra Energy, Inc. ................................... United States 10,382 800,245
NRG Energy, Inc. ..................................... United States 5,804 199,019
OGE Energy Corp. .................................... United States 5,077 191,200
Origin Energy Ltd. ..................................... Australia 37,951 211,368
4,088,749
Electrical Equipment 0.6%
Acuity Brands, Inc. .................................... United States 801 146,367
AMETEK, Inc. ........................................ United States 1,618 235,144
Eaton Corp. plc ....................................... United States 6,505 1,114,567
Fuji Electric Co. Ltd. ................................... Japan 3,300 130,338
Hubbell, Inc. ......................................... United States 1,331 323,845
Mitsubishi Electric Corp. ................................ Japan 11,900 142,228
Prysmian SpA ........................................ Italy 6,927 290,883
Schneider Electric SE .................................. United States 1,667 278,608
Vertiv Holdings Co. .................................... United States 64,922 929,034
3,591,014
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., A .................................... United States 8,650 706,878
a
Arrow Electronics, Inc. ................................. United States 634 79,167
Ibiden Co. Ltd. ....................................... Japan 2,100 84,230
Jabil, Inc. ........................................... United States 3,261 287,490
Keyence Corp. ....................................... Japan 400 196,073
a
Keysight Technologies, Inc. .............................. United States 889 143,556
TDK Corp. .......................................... Japan 3,800 136,426
TE Connectivity Ltd. ................................... United States 20,118 2,638,476
Vontier Corp. ......................................... United States 2,769 75,704
Yokogawa Electric Corp. ................................ Japan 6,600 107,487
4,455,487
Energy Equipment & Services 0.2%
SBM Offshore NV ..................................... Netherlands 47,220 701,127
Schlumberger NV ..................................... United States 4,735 232,489
a
Tecnicas Reunidas SA ................................. Spain 16,850 184,723
1,118,339
Entertainment 0.7%
Activision Blizzard, Inc. ................................. United States 2,751 235,458
a
CTS Eventim AG & Co. KGaA ............................ Germany 18,000 1,125,338
a
Netflix, Inc. .......................................... United States 5,067 1,750,547
Nintendo Co. Ltd. ..................................... Japan 6,500 252,508
a
ROBLOX Corp., A ..................................... United States 3,300 148,434
a
Sea Ltd., ADR ........................................ Singapore 4,022 348,104
Square Enix Holdings Co. Ltd. ............................ Japan 1,600 76,901
Universal Music Group NV .............................. Netherlands 2,389 60,504
a
Walt Disney Co. (The) .................................. United States 912 91,319

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
World Wrestling Entertainment, Inc., A ...................... United States 1,066 $ 97,283
4,186,396
Financial Services 2.0%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 897 1,429,371
a
Berkshire Hathaway, Inc., B .............................. United States 5,001 1,544,159
Edenred ............................................ France 4,705 278,477
a
Euronet Worldwide, Inc. ................................ United States 680 76,092
a
EXOR NV ........................................... Netherlands 8,017 661,109
Housing Development Finance Corp. Ltd. ................... India 20,916 670,879
Jack Henry & Associates, Inc. ............................ United States 1,837 276,873
Mastercard, Inc., A .................................... United States 3,589 1,304,278
MGIC Investment Corp. ................................. United States 7,496 100,596
ORIX Corp. .......................................... Japan 3,500 57,717
a
Paymentus Holdings, Inc., A ............................. United States 2,600 23,036
a
PayPal Holdings, Inc. .................................. United States 8,765 665,614
Visa, Inc., A .......................................... United States 18,860 4,252,176
Western Union Co. (The) ................................ United States 9,789 109,147
11,449,524
Food Products 0.4%
Archer-Daniels-Midland Co. ............................. United States 989 78,784
Danone SA .......................................... France 1,113 69,258
Hershey Co. (The) .................................... United States 2,457 625,085
Lamb Weston Holdings, Inc. ............................. United States 1,232 128,769
MEIJI Holdings Co. Ltd. ................................. Japan 6,200 147,478
Nestle SA ........................................... United States 7,965 971,230
b
WH Group Ltd., 144A, Reg S ............................ Hong Kong 165,500 98,662
Yakult Honsha Co. Ltd. ................................. Japan 3,400 247,083
2,366,349
Gas Utilities 0.1%
National Fuel Gas Co. .................................. United States 1,296 74,831
Tokyo Gas Co. Ltd. .................................... Japan 9,000 169,164
243,995
Ground Transportation 0.5%
Aurizon Holdings Ltd. .................................. Australia 49,916 112,437
a
Avis Budget Group, Inc. ................................ United States 633 123,308
Canadian Pacific Railway Ltd. ............................ Canada 5,360 412,398
JB Hunt Transport Services, Inc. .......................... United States 1,150 201,779
Kintetsu Group Holdings Co. Ltd. ......................... Japan 2,900 93,435
Norfolk Southern Corp. ................................. United States 1,154 244,648
Ryder System, Inc. .................................... United States 1,229 109,676
a
Uber Technologies, Inc. ................................. United States 20,262 642,305
Union Pacific Corp. .................................... United States 4,648 935,457
2,875,443
Health Care Equipment & Supplies 2.1%
Abbott Laboratories .................................... United States 2,252 228,038
Alcon, Inc., (CHF Traded) ............................... Switzerland 14,500 1,029,375
Alcon, Inc., (USD Traded) ............................... Switzerland 10,702 754,919
a
Align Technology, Inc. .................................. United States 269 89,884
Asahi Intecc Co. Ltd. ................................... Japan 40,000 706,837
Becton Dickinson & Co. ................................. United States 5,688 1,408,008
BioMerieux .......................................... France 1,048 110,481
Cochlear Ltd. ........................................ Australia 6,400 1,018,959

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Dexcom, Inc. ......................................... United States 6,286 $ 730,307
a
Edwards Lifesciences Corp. ............................. United States 4,707 389,410
EssilorLuxottica SA .................................... France 937 168,970
a
Haemonetics Corp. .................................... United States 2,524 208,861
a
Hologic, Inc. ......................................... United States 6,163 497,354
Hoya Corp. .......................................... Japan 1,400 154,741
a
IDEXX Laboratories, Inc. ................................ United States 1,575 787,626
a
Intuitive Surgical, Inc. .................................. United States 5,643 1,441,617
Olympus Corp. ....................................... Japan 23,500 412,787
Stryker Corp. ........................................ United States 3,752 1,071,083
Teleflex, Inc. ......................................... United States 1,267 320,944
Zimmer Biomet Holdings, Inc. ............................ United States 1,065 137,598
11,667,799
Health Care Providers & Services 1.6%
a
Centene Corp. ....................................... United States 9,457 597,777
Cigna Group (The) .................................... United States 400 102,212
CVS Health Corp. ..................................... United States 6,365 472,983
Elevance Health, Inc. .................................. United States 3,408 1,567,033
Fresenius Medical Care AG & Co. KGaA .................... Germany 10,471 444,454
HCA Healthcare, Inc. ................................... United States 440 116,019
Humana, Inc. ........................................ United States 524 254,381
Laboratory Corp. of America Holdings ...................... United States 1,010 231,714
McKesson Corp. ...................................... United States 3,864 1,375,777
Sonic Healthcare Ltd. .................................. Australia 6,416 150,422
UnitedHealth Group, Inc. ................................ United States 7,914 3,740,077
9,052,849
Health Care REITs 0.0%
†
Medical Properties Trust, Inc. ............................ United States 15,173 124,722
Health Care Technology 0.0%
†
M3, Inc. ............................................ Japan 1,500 37,759
a
Veeva Systems, Inc., A ................................. United States 700 128,653
166,412
Hotels, Restaurants & Leisure 0.7%
a
Airbnb, Inc., A ........................................ United States 1,000 124,400
a
Amadeus IT Group SA ................................. Spain 18,700 1,254,520
a
Booking Holdings, Inc. ................................. United States 168 445,605
Boyd Gaming Corp. ................................... United States 1,592 102,079
Compass Group plc ................................... United Kingdom 7,546 189,658
Genting Singapore Ltd. ................................. Singapore 53,200 44,901
b
La Francaise des Jeux SAEM, 144A, Reg S ................. France 2,906 121,121
a
Las Vegas Sands Corp. ................................. United States 6,338 364,118
Lottery Corp. Ltd. (The) ................................. Australia 60,095 206,704
McDonald's Corp. ..................................... United States 2,066 577,674
Yum! Brands, Inc. ..................................... United States 1,660 219,253
3,650,033
Household Durables 0.4%
Barratt Developments plc ............................... United Kingdom 84,064 483,809
Gree Electric Appliances, Inc. of Zhuhai, A ................... China 41,900 223,758
a
NVR, Inc. ........................................... United States 42 234,032
Persimmon plc ....................................... United Kingdom 29,729 461,661
Sekisui House Ltd. .................................... Japan 16,400 334,303
Sony Group Corp. ..................................... Japan 3,748 341,432

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables (continued)
Taylor Wimpey plc ..................................... United Kingdom 40,737 $ 59,936
2,138,931
Household Products 0.3%
Colgate-Palmolive Co. ................................. United States 14,890 1,118,983
Kimberly-Clark Corp. ................................... United States 598 80,264
Procter & Gamble Co. (The) ............................. United States 542 80,590
Reckitt Benckiser Group plc ............................. United Kingdom 2,305 175,373
Unicharm Corp. ....................................... Japan 1,900 78,113
1,533,323
Independent Power and Renewable Electricity Producers 0.0%
†
Corp. ACCIONA Energias Renovables SA ................... Spain 1,067 41,382
RWE AG ............................................ Germany 2,275 97,894
139,276
Industrial Conglomerates 0.4%
3M Co. ............................................. United States 4,663 490,128
CK Hutchison Holdings Ltd. .............................. United Kingdom 149,000 921,805
Hitachi Ltd. .......................................... Japan 15,806 868,839
2,280,772
Industrial REITs 0.1%
First Industrial Realty Trust, Inc. .......................... United States 3,247 172,740
Goodman Group ...................................... Australia 9,902 125,664
Prologis, Inc. ......................................... United States 398 49,659
348,063
Insurance 1.6%
AIA Group Ltd. ....................................... Hong Kong 63,946 670,620
Aon plc, A ........................................... United States 1,348 425,011
a
Arch Capital Group Ltd. ................................. United States 8,960 608,115
Assured Guaranty Ltd. ................................. United States 1,452 72,992
Erie Indemnity Co., A ................................... United States 596 138,069
Everest Re Group Ltd. ................................. United States 199 71,246
Globe Life, Inc. ....................................... United States 1,629 179,223
Hartford Financial Services Group, Inc. (The) ................ United States 1,754 122,236
Japan Post Holdings Co. Ltd. ............................ Japan 53,000 430,212
Legal & General Group plc .............................. United Kingdom 146,010 431,876
Marsh & McLennan Cos., Inc. ............................ United States 10,377 1,728,289
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 572 200,001
b
Poste Italiane SpA, 144A, Reg S .......................... Italy 4,262 43,464
Progressive Corp. (The) ................................ United States 8,584 1,228,027
Prudential plc, (GBP Traded) ............................. Hong Kong 29,899 409,399
Prudential plc, (HKD Traded) ............................. Hong Kong 6,500 87,826
Sampo OYJ, A ....................................... Finland 3,670 173,178
Tokio Marine Holdings, Inc. .............................. Japan 7,400 142,434
Travelers Cos., Inc. (The) ............................... United States 5,502 943,098
Unum Group ......................................... United States 5,002 197,879
Zurich Insurance Group AG .............................. Switzerland 1,041 498,873
8,802,068
Interactive Media & Services 1.8%
a
Alphabet, Inc., A ...................................... United States 39,087 4,054,494
a
Alphabet, Inc., C ...................................... United States 12,109 1,259,336
b
Auto Trader Group plc, 144A, Reg S ....................... United Kingdom 15,649 119,376

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
Meta Platforms, Inc., A ................................. United States 22,350 $ 4,736,859
10,170,065
IT Services 0.7%
Amdocs Ltd. ......................................... United States 3,066 294,428
Cognizant Technology Solutions Corp., A .................... United States 2,223 135,447
a
DXC Technology Co. ................................... United States 30,575 781,497
a
Gartner, Inc. ......................................... United States 331 107,830
Keywords Studios plc .................................. Ireland 34,000 1,156,865
Otsuka Corp. ........................................ Japan 2,500 88,800
a
Shopify, Inc., A ....................................... Canada 19,200 920,448
a
Snowflake, Inc., A ..................................... United States 1,500 231,435
TIS, Inc. ............................................ Japan 6,600 174,568
a
VeriSign, Inc. ........................................ United States 425 89,815
3,981,133
Leisure Products 0.0%
†
Bandai Namco Holdings, Inc. ............................ Japan 4,200 90,562
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc. ............................... United States 3,814 527,629
Danaher Corp. ....................................... United States 2,987 752,843
Eurofins Scientific SE .................................. Luxembourg 697 46,673
a
Evotec SE ........................................... Germany 52,000 1,098,399
a
Illumina, Inc. ......................................... United States 1,446 336,267
a
Mettler-Toledo International, Inc. .......................... United States 1,316 2,013,756
a
QIAGEN NV ......................................... United States 810 36,894
Sartorius Stedim Biotech ................................ France 258 79,157
Thermo Fisher Scientific, Inc. ............................ United States 2,553 1,471,473
a
Waters Corp. ........................................ United States 1,195 370,008
6,733,099
Machinery 1.5%
AGCO Corp. ......................................... United States 1,573 212,670
Allison Transmission Holdings, Inc. ........................ United States 2,340 105,862
Atlas Copco AB, B ..................................... Sweden 9,664 111,161
Deere & Co. ......................................... United States 6,535 2,698,171
Dover Corp. ......................................... United States 1,100 167,134
Illinois Tool Works, Inc. ................................. United States 7,041 1,714,131
Ingersoll Rand, Inc. .................................... United States 4,826 280,777
Komatsu Ltd. ........................................ Japan 14,900 369,950
Lincoln Electric Holdings, Inc. ............................ United States 1,401 236,909
Mitsubishi Heavy Industries Ltd. .......................... Japan 8,900 327,934
NGK Insulators Ltd. .................................... Japan 5,000 66,312
Otis Worldwide Corp. .................................. United States 9,449 797,496
PACCAR, Inc. ........................................ United States 6,807 498,272
a
Proterra, Inc. ......................................... United States 8,839 13,435
SKF AB, B .......................................... Sweden 10,396 204,766
Snap-on, Inc. ........................................ United States 1,322 326,389
Timken Co. (The) ..................................... United States 1,528 124,868
Volvo AB, A .......................................... Sweden 2,081 44,762
Xylem, Inc. .......................................... United States 2,400 251,280
8,552,279
Marine Transportation 0.0%
†
AP Moller - Maersk A/S, A ............................... Denmark 47 83,382

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine Transportation (continued)
SITC International Holdings Co. Ltd. ....................... China 35,000 $ 75,220
158,602
Media 1.1%
a
Ascential plc ......................................... United Kingdom 275,000 817,635
Cable One, Inc. ....................................... United States 104 73,008
a
Charter Communications, Inc., A .......................... United States 3,507 1,254,138
Comcast Corp., A ..................................... United States 39,853 1,510,827
CyberAgent, Inc. ...................................... Japan 74,000 627,083
a
DISH Network Corp., A ................................. United States 45,605 425,495
Hakuhodo DY Holdings, Inc. ............................. Japan 6,600 74,838
Nexstar Media Group, Inc., A ............................. United States 416 71,827
Omnicom Group, Inc. .................................. United States 841 79,340
Publicis Groupe SA .................................... France 671 52,381
a
S4 Capital plc ........................................ United Kingdom 121,762 244,245
a
Viaplay Group AB, B ................................... Sweden 40,000 1,022,541
6,253,358
Metals & Mining 0.5%
BHP Group Ltd. ...................................... Australia 25,960 820,759
Fortescue Metals Group Ltd. ............................. Australia 21,618 324,977
Freeport-McMoRan, Inc. ................................ United States 4,428 181,150
Glencore plc ......................................... Australia 64,345 370,285
Nucor Corp. ......................................... United States 2,519 389,110
Pilbara Minerals Ltd. ................................... Australia 39,001 103,766
Rio Tinto Ltd. ........................................ Australia 2,839 228,130
Sumitomo Metal Mining Co. Ltd. .......................... Japan 14,365 549,744
2,967,921
Multi-Utilities 0.8%
Consolidated Edison, Inc. ............................... United States 8,155 780,189
E.ON SE ............................................ Germany 62,988 785,794
Engie SA ........................................... France 10,593 167,639
Sempra Energy ....................................... United States 17,787 2,688,683
4,422,305
Office REITs 0.0%
†
Japan Real Estate Investment Corp. ....................... Japan 14 55,802
Oil, Gas & Consumable Fuels 2.4%
APA Corp. ........................................... United States 7,998 288,408
BP plc .............................................. United Kingdom 291,558 1,842,949
Chevron Corp. ....................................... United States 14,206 2,317,851
ConocoPhillips ....................................... United States 27,073 2,685,912
Devon Energy Corp. ................................... United States 1,305 66,046
Equinor ASA ......................................... Norway 15,606 443,834
Exxon Mobil Corp. ..................................... United States 7,727 847,343
Galp Energia SGPS SA, B .............................. Portugal 38,430 434,866
Idemitsu Kosan Co. Ltd. ................................ Japan 3,900 85,395
Inpex Corp. .......................................... Japan 5,900 62,446
Marathon Petroleum Corp. .............................. United States 4,929 664,577
OMV AG ............................................ Austria 1,721 79,037
Ovintiv, Inc. .......................................... United States 4,336 156,443
PDC Energy, Inc. ..................................... United States 2,225 142,801
Repsol SA ........................................... Spain 8,933 137,377
Santos Ltd. .......................................... Australia 25,810 118,797
Shell plc ............................................ Netherlands 57,705 1,644,645
TotalEnergies SE ..................................... France 9,270 546,619

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. ................................... United States 8,655 $ 1,208,238
13,773,584
Paper & Forest Products 0.0%
†
Mondi plc ........................................... Austria 6,200 98,446
a
UPM-Kymmene OYJ ................................... Finland 1,130 37,956
136,402
Passenger Airlines 0.0%
†
a
Delta Air Lines, Inc. .................................... United States 3,675 128,331
a
Qantas Airways Ltd. ................................... Australia 11,176 49,887
178,218
Personal Care Products 0.5%
Beiersdorf AG ........................................ Germany 2,342 304,679
Estee Lauder Cos., Inc. (The), A .......................... United States 3,590 884,791
Haleon plc, ADR ...................................... United States 124,280 1,011,639
L'Oreal SA .......................................... France 1,693 756,540
2,957,649
Pharmaceuticals 2.4%
AstraZeneca plc ...................................... United Kingdom 4,912 680,634
AstraZeneca plc, ADR .................................. United Kingdom 5,614 389,668
Bayer AG ........................................... Germany 22,030 1,407,377
Bristol-Myers Squibb Co. ................................ United States 9,124 632,385
a
Catalent, Inc. ........................................ United States 6,689 439,534
Eli Lilly & Co. ........................................ United States 3,665 1,258,634
GSK plc ............................................ United States 33,341 589,161
Ipsen SA ............................................ France 1,002 110,337
Johnson & Johnson ................................... United States 8,827 1,368,185
Merck & Co., Inc. ..................................... United States 22,047 2,345,580
Novartis AG ......................................... Switzerland 5,691 522,568
Novo Nordisk A/S, B ................................... Denmark 5,252 834,148
Orion OYJ, B ........................................ Finland 2,744 122,657
Pfizer, Inc. ........................................... United States 24,166 985,973
Roche Holding AG .................................... United States 1,025 292,902
Sanofi SA ........................................... United States 2,367 256,781
Shionogi & Co. Ltd. .................................... Japan 7,300 329,320
Zoetis, Inc. .......................................... United States 5,301 882,298
13,448,142
Professional Services 0.8%
Adecco Group AG ..................................... Switzerland 17,531 638,602
Automatic Data Processing, Inc. .......................... United States 1,159 258,028
a
CACI International, Inc., A ............................... United States 258 76,440
a
Clarivate plc ......................................... United States 32,000 300,480
a
CoStar Group, Inc. .................................... United States 4,000 275,400
Equifax, Inc. ......................................... United States 1,090 221,096
Experian plc ......................................... United States 27,000 889,121
Genpact Ltd. ......................................... United States 4,642 214,553
Paychex, Inc. ........................................ United States 6,046 692,811
Persol Holdings Co. Ltd. ................................ Japan 2,200 44,304
Randstad NV ........................................ Netherlands 2,970 176,321
RELX plc ........................................... United Kingdom 3,544 114,789
Science Applications International Corp. .................... United States 1,360 146,146
Verisk Analytics, Inc. ................................... United States 661 126,819

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Wolters Kluwer NV .................................... Netherlands 3,815 $ 481,615
4,656,525
Real Estate Management & Development 0.1%
CK Asset Holdings Ltd. ................................. Hong Kong 27,500 166,723
Daito Trust Construction Co. Ltd. .......................... Japan 600 59,787
a
Fastighets AB Balder, B ................................. Sweden 15,137 62,191
Hulic Co. Ltd. ........................................ Japan 10,200 83,910
a
Jones Lang LaSalle, Inc. ................................ United States 438 63,725
Nomura Real Estate Holdings, Inc. ........................ Japan 3,300 73,085
Swire Pacific Ltd., A ................................... Hong Kong 14,000 107,589
Swiss Prime Site AG ................................... Switzerland 946 78,671
695,681
Residential REITs 0.0%
†
Equity LifeStyle Properties, Inc. ........................... United States 3,250 218,173
Retail REITs 0.1%
Japan Metropolitan Fund Investment Corp. .................. Japan 78 56,968
Klepierre SA ......................................... France 4,905 111,212
Simon Property Group, Inc. .............................. United States 2,433 272,423
a
Unibail-Rodamco-Westfield .............................. France 1,782 95,887
536,490
Semiconductors & Semiconductor Equipment 3.2%
Advantest Corp. ...................................... Japan 4,500 417,241
ASML Holding NV ..................................... Netherlands 2,138 1,457,003
ASML Holding NV, ADR ................................ Netherlands 1,022 695,686
ASML Holding NV, NYRS ............................... Netherlands 1,140 776,009
Broadcom, Inc. ....................................... United States 349 223,897
a
Cirrus Logic, Inc. ...................................... United States 1,344 147,007
Disco Corp. .......................................... Japan 900 104,714
a
Enphase Energy, Inc. .................................. United States 348 73,177
Infineon Technologies AG ............................... Germany 21,812 895,756
Intel Corp. ........................................... United States 46,642 1,523,794
KLA Corp. ........................................... United States 1,355 540,875
a
Lattice Semiconductor Corp. ............................. United States 745 71,148
Microchip Technology, Inc. .............................. United States 7,383 618,548
Monolithic Power Systems, Inc. ........................... United States 1,200 600,648
NVIDIA Corp. ........................................ United States 14,332 3,981,000
NXP Semiconductors NV ............................... China 4,496 838,392
a
ON Semiconductor Corp. ............................... United States 8,526 701,860
QUALCOMM, Inc. ..................................... United States 7,916 1,009,923
STMicroelectronics NV ................................. Singapore 10,611 565,419
SUMCO Corp. ....................................... Japan 9,300 139,930
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 47,586 831,728
Texas Instruments, Inc. ................................. United States 11,547 2,147,858
18,361,613
Software 5.0%
a
Adobe, Inc. .......................................... United States 2,096 807,736
a
ANSYS, Inc. ......................................... United States 381 126,797
a
Atlassian Corp., A ..................................... United States 3,437 588,311
a
Autodesk, Inc. ........................................ United States 1,942 404,247
a
BILL Holdings, Inc. .................................... United States 2,700 219,078
a
Cadence Design Systems, Inc. ........................... United States 6,368 1,337,853
a
Check Point Software Technologies Ltd. .................... Israel 1,759 228,670
a
Crowdstrike Holdings, Inc., A ............................. United States 300 41,178

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
CyberArk Software Ltd. ................................. United States 7,642 $ 1,130,863
Dolby Laboratories, Inc., A ............................... United States 1,546 132,059
a
Fair Isaac Corp. ...................................... United States 600 421,614
a
Gitlab, Inc., A ........................................ United States 300 10,287
Intuit, Inc. ........................................... United States 2,185 974,139
a
Manhattan Associates, Inc. .............................. United States 1,586 245,592
Microsoft Corp. ....................................... United States 38,454 11,086,288
a
Nice Ltd., ADR ....................................... Israel 4,600 1,052,894
Oracle Corp. ......................................... United States 9,966 926,041
a
Palo Alto Networks, Inc. ................................ United States 4,797 958,153
a
Paycom Software, Inc. ................................. United States 400 121,604
a
Procore Technologies, Inc. .............................. United States 200 12,526
a
PTC, Inc. ........................................... United States 3,021 387,383
Sage Group plc (The) .................................. United Kingdom 28,046 269,164
a
Salesforce, Inc. ....................................... United States 6,116 1,221,854
a
ServiceNow, Inc. ...................................... United States 1,944 903,416
SimCorp A/S ......................................... Denmark 14,500 1,096,778
a
Splunk, Inc. .......................................... United States 5,217 500,206
a
Synopsys, Inc. ....................................... United States 1,692 653,535
a
Teradata Corp. ....................................... United States 2,546 102,553
a
Tyler Technologies, Inc. ................................. United States 496 175,901
a
Unity Software, Inc. .................................... United States 3,734 121,131
a
VMware, Inc., A ....................................... United States 5,359 669,071
WiseTech Global Ltd. .................................. Australia 3,885 171,161
a
Workday, Inc., A ...................................... United States 4,879 1,007,709
28,105,792
Specialized REITs 0.6%
American Tower Corp. .................................. United States 5,016 1,024,969
Crown Castle, Inc. ..................................... United States 2,261 302,612
Equinix, Inc. ......................................... United States 892 643,168
Gaming and Leisure Properties, Inc. ....................... United States 1,462 76,112
Public Storage ....................................... United States 3,442 1,039,966
3,086,827
Specialty Retail 0.7%
a
AutoZone, Inc. ....................................... United States 92 226,150
Best Buy Co., Inc. ..................................... United States 871 68,173
Home Depot, Inc. (The) ................................. United States 4,841 1,428,676
Industria de Diseno Textil SA ............................. Spain 7,776 261,248
JD Sports Fashion plc .................................. United Kingdom 29,130 64,156
Lowe's Cos., Inc. ...................................... United States 2,078 415,537
Penske Automotive Group, Inc. ........................... United States 646 91,609
TJX Cos., Inc. (The) ................................... United States 2,991 234,375
a
Ulta Beauty, Inc. ...................................... United States 888 484,555
Williams-Sonoma, Inc. ................................. United States 1,412 171,784
a,b
Zalando SE, 144A, Reg S ............................... Germany 2,757 115,553
ZOZO, Inc. .......................................... Japan 3,500 80,064
3,641,880
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc. .......................................... United States 50,217 8,280,783
Hewlett Packard Enterprise Co. ........................... United States 32,518 518,012
Logitech International SA ............................... Switzerland 621 36,248
a
Pure Storage, Inc., A ................................... United States 3,101 79,106
Samsung Electronics Co. Ltd. ............................ South Korea 30,423 1,499,080

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
Seiko Epson Corp. .................................... Japan 8,000 $ 114,322
10,527,551
Textiles, Apparel & Luxury Goods 0.6%
Burberry Group plc .................................... United Kingdom 10,374 332,201
Cie Financiere Richemont SA ............................ Switzerland 1,660 266,206
a
Deckers Outdoor Corp. ................................. United States 670 301,198
Hermes International ................................... France 97 196,459
a
Lululemon Athletica, Inc. ................................ United States 225 81,943
LVMH Moet Hennessy Louis Vuitton SE .................... France 746 684,791
NIKE, Inc., B ......................................... United States 12,031 1,475,482
Swatch Group AG (The) ................................ Switzerland 466 160,495
Swatch Group AG (The) ................................ Switzerland 1,370 86,872
3,585,647
Tobacco 0.3%
Altria Group, Inc. ...................................... United States 6,252 278,964
Imperial Brands plc .................................... United Kingdom 51,800 1,191,273
Philip Morris International, Inc. ........................... United States 1,389 135,080
1,605,317
Trading Companies & Distributors 0.6%
Fastenal Co. ......................................... United States 7,200 388,368
Marubeni Corp. ....................................... Japan 13,300 180,903
Mitsubishi Corp. ...................................... Japan 12,300 442,085
RS Group plc ........................................ United Kingdom 67,000 757,585
WW Grainger, Inc. ..................................... United States 1,966 1,354,200
3,123,141
Transportation Infrastructure 0.0%
†
a,b
Aena SME SA, 144A, Reg S ............................. Spain 313 50,617
Water Utilities 0.1%
American Water Works Co., Inc. .......................... United States 1,619 237,167
Essential Utilities, Inc. .................................. United States 1,813 79,138
316,305
Wireless Telecommunication Services 0.1%
KDDI Corp. .......................................... Japan 15,800 487,310
a
T-Mobile US, Inc. ..................................... United States 1,068 154,689
641,999
Total Common Stocks (Cost $272,488,158) .....................................
325,601,114
Management Investment Companies 2.0%
Capital Markets 2.0%
Schwab U.S. TIPS ETF ................................. United States 207,048 11,099,844
Total Management Investment Companies (Cost $12,735,004) ....................
11,099,844
Preferred Stocks 0.0%
†
Life Sciences Tools & Services 0.0%
†
c
Sartorius AG, 0.37% ................................... Germany 502 211,581
Total Preferred Stocks (Cost $205,628) .........................................
211,581

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Rights
a
Value
a a a a a a
Rights 0.0%
Tobacco 0.0%
a,d
Swedish Match AB, 2/23/28 .............................. Sweden 17,324 $ —
Total Rights (Cost $182,401) ..................................................
—
Units
Limited Partnerships 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enterprise Products Partners LP .......................... United States 61,784 1,600,206
Enterprise Products Partners LP .......................... United States 9,090 235,431
1,835,637
Total Limited Partnerships (Cost $1,817,598) ...................................
1,835,637
Principal
Amount
*
Corporate Bonds 10.6%
Aerospace & Defense 0.2%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 20,000 18,288
Senior Bond, 3.25%, 2/01/35 ........................... United States 30,000 24,527
Senior Bond, 3.5%, 3/01/39 ............................ United States 200,000 157,406
Senior Bond, 5.705%, 5/01/40 .......................... United States 30,000 30,379
Senior Bond, 5.805%, 5/01/50 .......................... United States 60,000 60,483
Senior Bond, 5.93%, 5/01/60 ........................... United States 20,000 20,016
Senior Note, 4.875%, 5/01/25 .......................... United States 70,000 69,892
Senior Note, 2.196%, 2/04/26 .......................... United States 350,000 324,890
Senior Note, 5.15%, 5/01/30 ........................... United States 50,000 50,339
General Dynamics Corp. , Senior Bond , 4.25% , 4/01/50 .........
United States 10,000 9,367
Lockheed Martin Corp. ,
Senior Bond, 3.9%, 6/15/32 ............................ United States 10,000 9,733
Senior Bond, 4.15%, 6/15/53 ........................... United States 50,000 45,518
Northrop Grumman Corp. ,
Senior Bond, 3.25%, 1/15/28 ........................... United States 10,000 9,506
Senior Bond, 5.25%, 5/01/50 ........................... United States 190,000 197,057
Senior Note, 2.93%, 1/15/25 ........................... United States 20,000 19,375
Raytheon Technologies Corp. ,
Senior Bond, 4.125%, 11/16/28 ......................... United States 20,000 19,732
Senior Bond, 4.5%, 6/01/42 ............................ United States 300,000 284,621
Senior Bond, 4.15%, 5/15/45 ........................... United States 20,000 17,508
Senior Bond, 3.125%, 7/01/50 .......................... United States 30,000 22,413
1,391,050
Air Freight & Logistics 0.0%
†
United Parcel Service, Inc. , Senior Bond , 3.75% , 11/15/47 .......
United States 100,000 85,635
Automobiles 0.0%
†
General Motors Co. , Senior Bond , 6.6% , 4/01/36 ..............
United States 20,000 20,614
Banks 2.4%
b
Banco de Chile , Senior Bond , 144A, 2.99% , 12/09/31 .......... Chile 200,000 164,206
Bancolombia SA , Senior Note , 3% , 1/29/25 ..................
Colombia 250,000 235,416
Bank of America Corp. ,
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 80,000 74,393
Senior Bond, 3.974% to 2/06/29, FRN thereafter, 2/07/30 ..... United States 30,000 28,068
Senior Bond, 2.572% to 10/19/31, FRN thereafter, 10/20/32 ... United States 90,000 73,621
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 70,000 66,685

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
Senior Bond, 5%, 1/21/44 ............................. United States 20,000 $ 19,240
Senior Bond, 4.083% to 3/19/50, FRN thereafter, 3/20/51 ..... United States 100,000 82,330
Senior Note, 3.864% to 7/22/23, FRN thereafter, 7/23/24 ...... United States 200,000 198,893
Senior Note, 1.319% to 6/18/25, FRN thereafter, 6/19/26 ...... United States 150,000 137,228
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .... United States 1,030,000 1,077,666
Sub. Bond, 4%, 1/22/25 .............................. United States 20,000 19,555
Sub. Bond, 4.25%, 10/22/26 ........................... United States 100,000 96,965
Sub. Bond, 2.482% to 9/20/31, FRN thereafter, 9/21/36 ....... United States 10,000 7,601
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 200,000 193,446
Bank of Montreal , Senior Note , 1.85% , 5/01/25 ...............
Canada 30,000 28,109
Bank of Nova Scotia (The) ,
Senior Note, 3.45%, 4/11/25 ........................... Canada 50,000 48,521
Sub. Bond, 4.588% to 5/03/32, FRN thereafter, 5/04/37 ....... Canada 10,000 8,823
b
BNP Paribas SA ,
Senior Note, 144A, 2.819% to 11/18/24, FRN thereafter, 11/19/25 France 200,000 190,174
Senior Note, 144A, 1.675% to 6/29/26, FRN thereafter, 6/30/27 . France 200,000 176,179
b
BPCE SA ,
Senior Note, 144A, 2.045% to 10/18/26, FRN thereafter, 10/19/27 France 250,000 219,267
Sub. Bond, 144A, 5.15%, 7/21/24 ....................... France 600,000 588,785
Canadian Imperial Bank of Commerce , Senior Note , 0.95% , 6/23/23
Canada 20,000 19,799
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ..... United States 540,000 455,918
Senior Bond, 4.91% to 5/23/32, FRN thereafter, 5/24/33 ...... United States 80,000 78,566
Senior Bond, 2.904% to 11/02/41, FRN thereafter, 11/03/42 .... United States 30,000 21,512
Senior Note, 4.044% to 5/31/23, FRN thereafter, 6/01/24 ...... United States 400,000 398,674
Senior Note, 3.352% to 4/23/24, FRN thereafter, 4/24/25 ...... United States 750,000 731,281
Senior Note, 3.29% to 3/16/25, FRN thereafter, 3/17/26 ....... United States 40,000 38,362
Senior Note, 4.658% to 5/23/27, FRN thereafter, 5/24/28 ...... United States 120,000 118,628
Sub. Bond, 5.5%, 9/13/25 ............................. United States 20,000 19,983
Sub. Bond, 4.45%, 9/29/27 ............................ United States 60,000 58,227
Sub. Bond, 5.3%, 5/06/44 ............................. United States 20,000 19,067
b,e
Commonwealth Bank of Australia , Senior Note , 144A, FRN , 5.56% ,
( SOFR + 0.74% ), 3/14/25 .............................. Australia 250,000 249,606
b
Cooperatieve Rabobank UA , Senior Note , 144A, 3.649% to 4/05/27,
FRN thereafter , 4/06/28 ............................... Netherlands 250,000 234,861
HSBC Holdings plc ,
Senior Note, 0.976% to 5/23/24, FRN thereafter, 5/24/25 ...... United Kingdom 200,000 188,317
Senior Note, 1.645% to 8/17/25, FRN thereafter, 4/18/26 ...... United Kingdom 525,000 479,840
Senior Note, 1.589% to 5/23/26, FRN thereafter, 5/24/27 ...... United Kingdom 200,000 176,480
Senior Note, 4.755% to 6/08/27, FRN thereafter, 6/09/28 ...... United Kingdom 200,000 194,007
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 ...... United States 1,200,000 1,135,761
Senior Bond, 4.452% to 12/04/28, FRN thereafter, 12/05/29 ... United States 60,000 58,321
Senior Bond, 2.545% to 11/07/31, FRN thereafter, 11/08/32 .... United States 30,000 24,894
Senior Bond, 3.109% to 4/21/50, FRN thereafter, 4/22/51 ..... United States 20,000 14,200
Senior Note, 1.514% to 5/31/23, FRN thereafter, 6/01/24 ...... United States 50,000 49,687
Senior Note, 2.083% to 4/21/25, FRN thereafter, 4/22/26 ...... United States 80,000 74,900
Senior Note, 4.565% to 6/13/29, FRN thereafter, 6/14/30 ...... United States 60,000 58,456
Sub. Bond, 3.625%, 12/01/27 .......................... United States 60,000 57,402
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ....... United States 200,000 173,004
Sub. Bond, 4.95%, 6/01/45 ............................ United States 20,000 19,036
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 250,000 236,590
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 200,000 198,743

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
Nordea Bank Abp , Senior Note , 144A, 4.75% , 9/22/25 .......... Finland 200,000 $ 199,207
f
PNC Financial Services Group, Inc. (The) , T , Junior Sub. Bond , 3.4%
to 9/14/26, FRN thereafter , Perpetual ..................... United States 230,000 182,970
Royal Bank of Canada ,
Senior Bond, 3.875%, 5/04/32 .......................... Canada 50,000 46,257
Senior Note, 1.6%, 4/17/23 ............................ Canada 30,000 29,949
Senior Note, 1.15%, 6/10/25 ........................... Canada 20,000 18,411
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 200,000 174,291
b
Societe Generale SA , Senior Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................... France 200,000 173,604
b
Standard Chartered plc , Senior Bond , 144A, 4.05% , 4/12/26 ..... United Kingdom 470,000 448,466
Toronto-Dominion Bank (The) ,
Senior Bond, 4.456%, 6/08/32 .......................... Canada 10,000 9,744
Senior Note, 0.75%, 6/12/23 ........................... Canada 30,000 29,739
Senior Note, 1.15%, 6/12/25 ........................... Canada 20,000 18,418
Senior Note, 4.693%, 9/15/27 .......................... Canada 200,000 198,105
Truist Financial Corp. ,
Senior Note, 5.9% to 10/27/25, FRN thereafter, 10/28/26 ...... United States 150,000 149,688
Sub. Bond, 3.875%, 3/19/29 ........................... United States 500,000 450,079
b
UniCredit SpA , Senior Note , 144A, 1.982% to 6/02/26, FRN
thereafter , 6/03/27 ................................... Italy 300,000 262,127
US Bancorp ,
Senior Note, 1.45%, 5/12/25 ........................... United States 40,000 36,865
Senior Note, 5.727% to 10/20/25, FRN thereafter, 10/21/26 .... United States 100,000 100,526
Wells Fargo & Co. ,
Senior Bond, 2.879% to 10/29/29, FRN thereafter, 10/30/30 ... United States 190,000 165,240
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 ...... United States 30,000 26,028
Senior Bond, 5.013% to 4/03/50, FRN thereafter, 4/04/51 ..... United States 240,000 226,311
Senior Note, 1.654% to 6/01/23, FRN thereafter, 6/02/24 ...... United States 40,000 39,745
Senior Note, 2.188% to 4/29/25, FRN thereafter, 4/30/26 ...... United States 60,000 56,272
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 100,000 98,249
Senior Note, 4.808% to 7/24/27, FRN thereafter, 7/25/28 ...... United States 850,000 840,034
Sub. Bond, 4.3%, 7/22/27 ............................. United States 60,000 58,195
Sub. Bond, 4.9%, 11/17/45 ............................ United States 90,000 80,325
13,438,138
Beverages 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 100,000 97,854
Senior Note, 3.65%, 2/01/26 ........................... Belgium 30,000 29,464
Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.75%, 1/23/29 ........................... Belgium 60,000 61,307
Senior Bond, 3.5%, 6/01/30 ............................ Belgium 420,000 396,248
Senior Bond, 4.35%, 6/01/40 ........................... Belgium 30,000 27,890
Senior Bond, 5.8%, 1/23/59 ............................ Belgium 150,000 164,922
Coca-Cola Co. (The) ,
Senior Bond, 2.5%, 6/01/40 ............................ United States 10,000 7,683
Senior Note, 1.45%, 6/01/27 ........................... United States 20,000 18,168
Constellation Brands, Inc. ,
Senior Note, 3.6%, 5/09/24 ............................ United States 10,000 9,874
Senior Note, 4.35%, 5/09/27 ........................... United States 10,000 9,870
PepsiCo, Inc. , Senior Bond , 1.625% , 5/01/30 .................
United States 10,000 8,468
831,748

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 4.85%, 6/15/44 ........................... United States 400,000 $ 383,414
Senior Bond, 4.75%, 3/15/45 ........................... United States 100,000 94,446
Senior Bond, 4.25%, 11/21/49 .......................... United States 40,000 35,335
Senior Note, 2.6%, 11/21/24 ........................... United States 100,000 96,548
Senior Note, 2.95%, 11/21/26 .......................... United States 40,000 38,085
Senior Note, 3.2%, 11/21/29 ........................... United States 90,000 83,557
Amgen, Inc. ,
Senior Bond, 2.45%, 2/21/30 ........................... United States 200,000 174,448
Senior Bond, 5.25%, 3/02/33 ........................... United States 100,000 102,795
Senior Bond, 5.6%, 3/02/43 ............................ United States 420,000 433,039
Gilead Sciences, Inc. ,
Senior Bond, 3.65%, 3/01/26 ........................... United States 10,000 9,794
Senior Bond, 4.75%, 3/01/46 ........................... United States 10,000 9,624
Regeneron Pharmaceuticals, Inc. , Senior Bond , 2.8% , 9/15/50 ...
United States 255,000 170,387
1,631,472
Broadline Retail 0.2%
Alibaba Group Holding Ltd. , Senior Bond , 4.2% , 12/06/47 .......
China 280,000 221,653
Amazon.com, Inc. ,
Senior Bond, 1.5%, 6/03/30 ............................ United States 30,000 24,954
Senior Bond, 3.6%, 4/13/32 ............................ United States 70,000 66,538
Senior Bond, 3.875%, 8/22/37 .......................... United States 30,000 27,944
Senior Bond, 4.05%, 8/22/47 ........................... United States 300,000 272,558
Senior Bond, 2.5%, 6/03/50 ............................ United States 110,000 74,652
Senior Bond, 4.25%, 8/22/57 ........................... United States 10,000 9,123
Senior Note, 1.2%, 6/03/27 ............................ United States 60,000 53,289
b
Prosus NV , Senior Bond , 144A, 3.68% , 1/21/30 ............... China 200,000 170,160
920,871
Capital Markets 0.7%
Credit Suisse AG , Senior Note , 1.25% , 8/07/26 ...............
Switzerland 250,000 211,562
b,e
Credit Suisse Group AG , Senior Note , 144A, FRN , 1.305% , ( SOFR +
0.98% ), 2/02/27 ..................................... Switzerland 250,000 211,726
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 150,000 147,150
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.5%, 1/23/25 ............................ United States 425,000 413,167
Senior Bond, 3.691% to 6/04/27, FRN thereafter, 6/05/28 ..... United States 140,000 132,752
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 70,000 57,886
Senior Bond, 2.908% to 7/20/41, FRN thereafter, 7/21/42 ..... United States 40,000 28,689
Senior Note, 3.625%, 2/20/24 .......................... United States 40,000 39,419
Senior Note, 5.7%, 11/01/24 ........................... United States 230,000 231,763
Senior Note, 3.5%, 4/01/25 ............................ United States 40,000 38,862
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 200,000 178,871
Senior Note, 2.64% to 2/23/27, FRN thereafter, 2/24/28 ....... United States 200,000 182,619
Sub. Bond, 4.25%, 10/21/25 ........................... United States 200,000 194,238
Sub. Bond, 5.15%, 5/22/45 ............................ United States 50,000 47,448
Intercontinental Exchange, Inc. , Senior Bond , 4.6% , 3/15/33 .....
United States 20,000 19,827
b
Macquarie Group Ltd. , Senior Note , 144A, 6.207% , 11/22/24 ..... Australia 240,000 244,028
Morgan Stanley ,
Senior Bond, 3.591% to 7/21/27, FRN thereafter, 7/22/28 ..... United States 860,000 812,983
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ..... United States 40,000 37,916
Senior Bond, 3.622% to 3/31/30, FRN thereafter, 4/01/31 ..... United States 320,000 292,848
Senior Bond, 2.511% to 10/19/31, FRN thereafter, 10/20/32 .... United States 100,000 81,991

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Note, 2.188% to 4/27/25, FRN thereafter, 4/28/26 ...... United States 50,000 $ 46,939
b
UBS Group AG , Senior Note , 144A, 4.488% to 5/11/25, FRN
thereafter , 5/12/26 ................................... Switzerland 200,000 193,050
3,845,734
Chemicals 0.0%
†
Albemarle Corp. , Senior Bond , 5.05% , 6/01/32 ...............
United States 175,000 171,067
Commercial Services & Supplies 0.1%
Cintas Corp. No. 2 ,
Senior Bond, 3.7%, 4/01/27 ............................ United States 10,000 9,707
Senior Bond, 4%, 5/01/32 ............................. United States 10,000 9,621
RELX Capital, Inc. , Senior Bond , 3% , 5/22/30 ................
United Kingdom 300,000 268,225
Republic Services, Inc. , Senior Note , 2.5% , 8/15/24 ............
United States 10,000 9,691
297,244
Communications Equipment 0.0%
†
Motorola Solutions, Inc. , Senior Bond , 4.6% , 5/23/29 ...........
United States 280,000 272,572
Consumer Finance 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 2.45% , 10/29/26 ................................ Ireland 150,000 134,813
American Express Co. ,
Senior Note, 2.5%, 7/30/24 ............................ United States 70,000 67,629
Senior Note, 4.05%, 5/03/29 ........................... United States 30,000 29,276
Capital One Financial Corp. , Senior Bond , 3.75% , 3/09/27 .......
United States 435,000 396,238
John Deere Capital Corp. ,
Senior Bond, 3.9%, 6/07/32 ............................ United States 75,000 72,368
Senior Bond, 4.35%, 9/15/32 ........................... United States 200,000 199,776
900,100
Consumer Staples Distribution & Retail 0.1%
Costco Wholesale Corp. , Senior Bond , 1.75% , 4/20/32 .........
United States 20,000 16,457
Dollar Tree, Inc. , Senior Note , 4% , 5/15/25 ..................
United States 350,000 343,673
Target Corp. , Senior Note , 2.25% , 4/15/25 ...................
United States 20,000 19,224
Walmart, Inc. , Senior Note , 1.5% , 9/22/28 ...................
United States 10,000 8,759
388,113
Containers & Packaging 0.0%
†
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 135,000 110,810
Diversified REITs 0.1%
Simon Property Group LP , Senior Note , 3.375% , 12/01/27 .......
United States 395,000 369,000
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 .......................... United States 40,000 32,196
Senior Bond, 3.5%, 9/15/53 ............................ United States 40,000 29,092
Senior Bond, 3.55%, 9/15/55 ........................... United States 30,000 21,572
Senior Bond, 3.65%, 9/15/59 ........................... United States 10,000 7,159
Senior Note, 1.65%, 2/01/28 ........................... United States 100,000 87,889
Orange SA , Senior Bond , 9% , 3/01/31 ......................
France 100,000 125,608

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. ,
Senior Bond, 2.625%, 8/15/26 .......................... United States 40,000 $ 37,835
Senior Bond, 2.55%, 3/21/31 ........................... United States 200,000 170,464
Senior Bond, 4.5%, 8/10/33 ............................ United States 100,000 96,676
Senior Bond, 2.85%, 9/03/41 ........................... United States 200,000 146,653
Senior Bond, 3.85%, 11/01/42 .......................... United States 100,000 83,738
Senior Bond, 2.875%, 11/20/50 ......................... United States 70,000 46,630
Senior Note, 2.1%, 3/22/28 ............................ United States 40,000 35,648
Senior Note, 2.355%, 3/15/32 .......................... United States 850,000 697,748
1,618,908
Electric Utilities 0.6%
b
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% ,
1/15/32 ........................................... United States 20,000 16,856
b
Cleveland Electric Illuminating Co. (The) , Senior Bond , 144A, 3.5% ,
4/01/28 ........................................... United States 10,000 9,400
Commonwealth Edison Co. , Senior Bond , 4% , 3/01/48 .........
United States 200,000 170,446
Duke Energy Corp. , Senior Bond , 3.15% , 8/15/27 .............
United States 10,000 9,405
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 200,000 227,573
Duke Energy Indiana LLC , Senior Bond , 5.4% , 4/01/53 .........
United States 250,000 254,984
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 230,000 236,821
b
Enel Finance International NV , Senior Bond , 144A, 2.25% , 7/12/31 Italy 200,000 156,752
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 650,000 620,900
Senior Bond, 5.625%, 6/15/35 .......................... United States 10,000 10,438
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 420,000 371,095
MidAmerican Energy Co. , Senior Bond , 3.65% , 4/15/29 .........
United States 20,000 19,093
b
Mid-Atlantic Interstate Transmission LLC , Senior Bond , 144A, 4.1% ,
5/15/28 ........................................... United States 10,000 9,671
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 50,000 50,891
Pacific Gas and Electric Co. ,
Senior Bond, 2.5%, 2/01/31 ............................ United States 10,000 8,110
Senior Bond, 3.3%, 8/01/40 ............................ United States 10,000 7,109
Senior Bond, 3.5%, 8/01/50 ............................ United States 10,000 6,615
Senior Note, 2.1%, 8/01/27 ............................ United States 10,000 8,728
PacifiCorp , Senior Bond , 5.35% , 12/01/53 ...................
United States 375,000 384,605
Southern Co. (The) , A , Senior Bond , 3.7% , 4/30/30 ............
United States 300,000 280,993
Virginia Electric and Power Co. , Senior Bond , 2.4% , 3/30/32 .....
United States 520,000 433,147
b
Vistra Operations Co. LLC , Senior Secured Note , 144A, 3.55% ,
7/15/24 ........................................... United States 235,000 227,011
3,520,643
Electrical Equipment 0.0%
†
Eaton Corp. , Senior Bond , 4.15% , 11/02/42 ..................
United States 10,000 8,868
Emerson Electric Co. , Senior Bond , 2.8% , 12/21/51 ............
United States 60,000 40,859
49,727
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. , Senior
Bond , 4.08% , 12/15/47 ................................ United States 485,000 394,785
Entertainment 0.2%
Netflix, Inc. , Senior Bond , 5.75% , 3/01/24 ...................
United States 400,000 402,388

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Walt Disney Co. (The) , Senior Bond , 2.65% , 1/13/31 ...........
United States 200,000 $ 176,802
Warnermedia Holdings, Inc. ,
b
Senior Bond, 144A, 4.279%, 3/15/32 ..................... United States 70,000 62,546
b
Senior Bond, 144A, 5.05%, 3/15/42 ...................... United States 210,000 175,841
b
Senior Bond, 144A, 5.141%, 3/15/52 ..................... United States 50,000 40,567
Senior Note, 6.412%, 3/15/26 .......................... United States 10,000 10,054
b
Senior Note, 144A, 3.755%, 3/15/27 ..................... United States 10,000 9,426
b
Senior Note, 144A, 4.054%, 3/15/29 ..................... United States 10,000 9,309
886,933
Financial Services 0.3%
b
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 400,000 340,800
Fidelity National Information Services, Inc. , Senior Bond , 2.25% ,
3/01/31 ........................................... United States 325,000 260,205
Fiserv, Inc. ,
Senior Bond, 3.5%, 7/01/29 ............................ United States 470,000 436,431
Senior Bond, 2.65%, 6/01/30 ........................... United States 200,000 172,766
Mastercard, Inc. ,
Senior Bond, 3.35%, 3/26/30 ........................... United States 10,000 9,525
Senior Bond, 3.85%, 3/26/50 ........................... United States 40,000 35,579
b
NTT Finance Corp. , Senior Bond , 144A, 2.065% , 4/03/31 ....... Japan 500,000 418,508
PayPal Holdings, Inc. ,
Senior Bond, 2.3%, 6/01/30 ............................ United States 10,000 8,567
Senior Bond, 4.4%, 6/01/32 ............................ United States 10,000 9,788
Senior Note, 1.65%, 6/01/25 ........................... United States 10,000 9,392
Shell International Finance BV ,
Senior Bond, 2.875%, 5/10/26 .......................... Netherlands 20,000 19,146
Senior Bond, 2.75%, 4/06/30 ........................... Netherlands 50,000 45,629
Senior Bond, 4%, 5/10/46 ............................. Netherlands 20,000 17,505
Senior Bond, 3.25%, 4/06/50 ........................... Netherlands 40,000 30,560
Visa, Inc. ,
Senior Bond, 3.15%, 12/14/25 .......................... United States 20,000 19,443
Senior Bond, 4.3%, 12/14/45 ........................... United States 10,000 9,641
1,843,485
Food Products 0.1%
b
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 156,920
b
Cargill, Inc. , Senior Note , 144A, 1.375% , 7/23/23 .............. United States 20,000 19,760
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 225,000 225,717
b
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note , 144A, 3.625% , 1/15/32 ...................... United States 200,000 165,944
Kraft Heinz Foods Co. ,
Senior Note, 3%, 6/01/26 ............................. United States 10,000 9,559
Senior Note, 3.75%, 4/01/30 ........................... United States 100,000 94,674
b
Mars, Inc. ,
Senior Bond, 144A, 3.2%, 4/01/30 ....................... United States 30,000 27,650
Senior Bond, 144A, 2.375%, 7/16/40 ..................... United States 10,000 7,227
Mondelez International, Inc. , Senior Note , 1.5% , 5/04/25 ........
United States 20,000 18,729
726,180
Gas Utilities 0.1%
Southern California Gas Co. , Senior Bond , 6.35% , 11/15/52 .....
United States 350,000 403,879

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation 0.2%
Burlington Northern Santa Fe LLC ,
Senior Bond, 4.9%, 4/01/44 ............................ United States 200,000 $ 196,724
Senior Bond, 2.875%, 6/15/52 .......................... United States 10,000 7,017
Canadian Pacific Railway Co. ,
Senior Bond, 2.45%, 12/02/31 .......................... Canada 70,000 60,642
Senior Bond, 3%, 12/02/41 ............................ Canada 20,000 16,011
CSX Corp. ,
Senior Bond, 3.8%, 11/01/46 ........................... United States 100,000 82,276
Senior Bond, 4.75%, 11/15/48 .......................... United States 525,000 492,331
Union Pacific Corp. ,
Senior Bond, 2.4%, 2/05/30 ............................ United States 10,000 8,804
Senior Bond, 2.891%, 4/06/36 .......................... United States 10,000 8,271
Senior Bond, 3.839%, 3/20/60 .......................... United States 10,000 8,139
Senior Bond, 3.75%, 2/05/70 ........................... United States 10,000 7,711
Senior Note, 3.75%, 7/15/25 ........................... United States 10,000 9,865
Senior Note, 2.15%, 2/05/27 ........................... United States 10,000 9,269
907,060
Health Care Equipment & Supplies 0.1%
Abbott Laboratories ,
Senior Bond, 3.75%, 11/30/26 .......................... United States 30,000 29,806
Senior Bond, 4.9%, 11/30/46 ........................... United States 10,000 10,297
b
GE HealthCare Technologies, Inc. , Senior Note , 144A, 5.6% ,
11/15/25 .......................................... United States 100,000 101,265
Medtronic Global Holdings SCA , Senior Note , 4.25% , 3/30/28 ....
United States 200,000 199,755
STERIS Irish FinCo. UnLtd. Co. , Senior Bond , 3.75% , 3/15/51 ....
United States 250,000 184,283
525,406
Health Care Providers & Services 0.5%
Centene Corp. , Senior Bond , 3% , 10/15/30 ..................
United States 250,000 210,745
Cigna Group (The) ,
Senior Bond, 2.375%, 3/15/31 .......................... United States 100,000 84,416
Senior Bond, 4.8%, 8/15/38 ............................ United States 20,000 19,396
Senior Bond, 4.9%, 12/15/48 ........................... United States 20,000 18,837
Senior Note, 3.75%, 7/15/23 ........................... United States 10,000 9,952
Senior Note, 4.125%, 11/15/25 ......................... United States 10,000 9,843
Senior Note, 3.05%, 10/15/27 .......................... United States 550,000 513,752
Senior Note, 4.375%, 10/15/28 ......................... United States 60,000 59,159
CVS Health Corp. ,
Senior Bond, 3.875%, 7/20/25 .......................... United States 10,000 9,825
Senior Bond, 4.3%, 3/25/28 ............................ United States 30,000 29,479
Senior Bond, 3.75%, 4/01/30 ........................... United States 30,000 28,089
Senior Bond, 2.125%, 9/15/31 .......................... United States 50,000 40,905
Senior Bond, 4.78%, 3/25/38 ........................... United States 40,000 38,160
Senior Bond, 5.3%, 12/05/43 ........................... United States 500,000 492,627
Senior Bond, 5.125%, 7/20/45 .......................... United States 100,000 94,952
Senior Bond, 5.05%, 3/25/48 ........................... United States 40,000 37,459
Senior Bond, 4.25%, 4/01/50 ........................... United States 20,000 16,735
Elevance Health, Inc. ,
Senior Bond, 3.65%, 12/01/27 .......................... United States 20,000 19,337
Senior Bond, 4.1%, 5/15/32 ............................ United States 10,000 9,571
Senior Bond, 5.1%, 1/15/44 ............................ United States 400,000 391,826
Senior Bond, 4.55%, 5/15/52 ........................... United States 10,000 9,042
HCA, Inc. , Senior Secured Bond , 4.5% , 2/15/27 ..............
United States 408,000 398,745

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Humana, Inc. , Senior Bond , 3.125% , 8/15/29 .................
United States 90,000 $ 81,556
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 300,000 262,497
UnitedHealth Group, Inc. ,
Senior Bond, 2.75%, 5/15/40 ........................... United States 30,000 22,717
Senior Bond, 3.25%, 5/15/51 ........................... United States 10,000 7,527
Senior Bond, 3.875%, 8/15/59 .......................... United States 30,000 24,591
Senior Note, 3.75%, 7/15/25 ........................... United States 10,000 9,884
Senior Note, 4%, 5/15/29 ............................. United States 20,000 19,578
Senior Note, 4.2%, 5/15/32 ............................ United States 30,000 29,423
3,000,625
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 250,000 225,908
McDonald's Corp. ,
Senior Bond, 4.875%, 12/09/45 ......................... United States 10,000 9,699
Senior Bond, 4.2%, 4/01/50 ............................ United States 30,000 26,492
Senior Note, 1.45%, 9/01/25 ........................... United States 40,000 37,269
Senior Note, 2.125%, 3/01/30 .......................... United States 30,000 25,964
325,332
Household Durables 0.0%
†
MDC Holdings, Inc. , Senior Bond , 2.5% , 1/15/31 ..............
United States 156,000 121,473
Household Products 0.1%
b
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 500,000 416,107
Procter & Gamble Co. (The) , Senior Bond , 3% , 3/25/30 .........
United States 10,000 9,384
425,491
Industrial Conglomerates 0.0%
†
3M Co. ,
Senior Bond, 3.05%, 4/15/30 ........................... United States 40,000 36,605
Senior Bond, 3.7%, 4/15/50 ............................ United States 10,000 8,212
Honeywell International, Inc. , Senior Note , 1.35% , 6/01/25 .......
United States 10,000 9,389
54,206
Insurance 0.8%
Aflac, Inc. , Senior Bond , 4.75% , 1/15/49 ....................
United States 500,000 468,512
b,g
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 200,000 201,439
Allstate Corp. (The) , Senior Bond , 4.2% , 12/15/46 .............
United States 500,000 422,240
American International Group, Inc. , Senior Note , 2.5% , 6/30/25 ...
United States 6,000 5,680
Aon Corp. , Senior Bond , 2.8% , 5/15/30 .....................
United States 500,000 442,235
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 300,000 224,610
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.25%, 1/15/49 ........................... United States 20,000 18,477
Senior Bond, 3.85%, 3/15/52 ........................... United States 200,000 167,844
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 ...........
United States 230,000 184,026
b
Guardian Life Global Funding , Secured Note , 144A, 1.1% , 6/23/25 United States 10,000 9,189
b,e
Jackson National Life Global Funding , Secured Note , 144A, FRN ,
5.962% , ( SOFR + 1.15% ), 6/28/24 ....................... United States 230,000 228,410
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ......
United States 250,000 238,934
b
MassMutual Global Funding II , Senior Secured Note , 144A, 5.05% ,
12/07/27 .......................................... United States 200,000 202,622

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ...............
United States 270,000 $ 261,604
b
Metropolitan Life Global Funding I ,
Secured Note, 144A, 0.9%, 6/08/23 ...................... United States 150,000 148,691
Secured Note, 144A, 3.6%, 1/11/24 ...................... United States 940,000 925,487
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 200,000 202,625
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 150,000 145,979
b
New York Life Global Funding ,
Secured Note, 144A, 4.85%, 1/09/28 ..................... United States 200,000 203,139
Senior Secured Note, 144A, 0.95%, 6/24/25 ............... United States 10,000 9,212
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 4.9% , 9/15/44 ................................. United States 10,000 9,258
4,720,213
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Bond, 1.1%, 8/15/30 ............................ United States 10,000 8,191
Senior Bond, 1.9%, 8/15/40 ............................ United States 10,000 7,018
Senior Bond, 2.05%, 8/15/50 ........................... United States 10,000 6,366
Meta Platforms, Inc. , Senior Bond , 4.45% , 8/15/52 ............
United States 250,000 220,221
b
Tencent Holdings Ltd. , Senior Bond , 144A, 3.595% , 1/19/28 ..... China 300,000 283,446
525,242
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 5.8% , 12/12/25 ..................
United States 150,000 151,499
Thermo Fisher Scientific, Inc. , Senior Note , 0.797% , 10/18/23 ....
United States 200,000 195,449
346,948
Machinery 0.0%
†
Deere & Co. ,
Senior Bond, 3.1%, 4/15/30 ............................ United States 10,000 9,224
Senior Bond, 3.75%, 4/15/50 ........................... United States 30,000 26,686
Otis Worldwide Corp. , Senior Note , 2.056% , 4/05/25 ...........
United States 10,000 9,444
45,354
Media 0.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital ,
Senior Secured Bond, 5.05%, 3/30/29 .................... United States 80,000 77,236
Senior Secured Bond, 2.8%, 4/01/31 ..................... United States 350,000 281,910
Senior Secured Bond, 4.4%, 4/01/33 ..................... United States 30,000 26,647
Senior Secured Bond, 5.375%, 4/01/38 ................... United States 10,000 8,728
Senior Secured Bond, 3.5%, 3/01/42 ..................... United States 130,000 87,944
Senior Secured Bond, 3.9%, 6/01/52 ..................... United States 70,000 46,356
Senior Secured Bond, 5.5%, 4/01/63 ..................... United States 40,000 32,509
Senior Secured Note, 4.908%, 7/23/25 ................... United States 60,000 59,426
Comcast Corp. ,
Senior Bond, 4.15%, 10/15/28 .......................... United States 70,000 69,280
Senior Bond, 3.4%, 4/01/30 ............................ United States 10,000 9,355
Senior Bond, 4.25%, 10/15/30 .......................... United States 60,000 58,822
Senior Bond, 4.25%, 1/15/33 ........................... United States 300,000 292,358
Senior Bond, 3.75%, 4/01/40 ........................... United States 30,000 25,793
Senior Bond, 3.969%, 11/01/47 ......................... United States 30,000 25,268
Senior Bond, 2.887%, 11/01/51 ......................... United States 40,000 27,343
Senior Bond, 4.049%, 11/01/52 ......................... United States 500,000 421,494
Senior Bond, 2.937%, 11/01/56 ......................... United States 20,000 13,336

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Comcast Corp., (continued)
Senior Note, 3.95%, 10/15/25 .......................... United States 30,000 $ 29,675
Fox Corp. ,
Senior Bond, 5.476%, 1/25/39 .......................... United States 40,000 38,347
Senior Note, 4.709%, 1/25/29 .......................... United States 300,000 297,545
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37 ..
United States 10,000 9,867
1,939,239
Metals & Mining 0.1%
b
Anglo American Capital plc , Senior Note , 144A, 3.625% , 9/11/24 .. South Africa 200,000 195,296
Barrick North America Finance LLC , Senior Bond , 5.7% , 5/30/41 ..
Canada 20,000 21,025
BHP Billiton Finance USA Ltd. , Senior Bond , 5% , 9/30/43 .......
Australia 20,000 20,279
Freeport-McMoRan, Inc. , Senior Bond , 5.45% , 3/15/43 .........
United States 20,000 18,731
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ........................ Australia 20,000 19,285
Senior Note, 144A, 4.125%, 3/12/24 ..................... Australia 30,000 29,687
Southern Copper Corp. , Senior Bond , 5.25% , 11/08/42 .........
Mexico 100,000 95,810
Vale Overseas Ltd. , Senior Bond , 6.25% , 8/10/26 .............
Brazil 130,000 133,471
533,584
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. ,
20A, Senior Bond, 3.35%, 4/01/30 ....................... United States 10,000 9,221
20B, Senior Bond, 3.95%, 4/01/50 ....................... United States 10,000 8,304
Dominion Energy, Inc. , Senior Note , 4.25% , 6/01/28 ...........
United States 300,000 292,025
Public Service Enterprise Group, Inc. , Senior Note , 2.875% , 6/15/24
United States 625,000 608,224
917,774
Office REITs 0.0%
†
Alexandria Real Estate Equities, Inc. , Senior Bond , 2.95% , 3/15/34
United States 325,000 260,417
Oil, Gas & Consumable Fuels 0.9%
b
Aker BP ASA , Senior Bond , 144A, 3.75% , 1/15/30 ............. Norway 300,000 271,137
BP Capital Markets America, Inc. ,
Senior Bond, 1.749%, 8/10/30 .......................... United States 40,000 33,119
Senior Bond, 2.939%, 6/04/51 .......................... United States 40,000 27,793
Senior Note, 3.119%, 5/04/26 .......................... United States 40,000 38,514
b
Cameron LNG LLC ,
Senior Secured Bond, 144A, 2.902%, 7/15/31 .............. United States 20,000 17,801
Senior Secured Bond, 144A, 3.302%, 1/15/35 .............. United States 40,000 34,462
Chevron Corp. ,
Senior Bond, 3.078%, 5/11/50 .......................... United States 20,000 15,168
Senior Note, 1.554%, 5/11/25 .......................... United States 20,000 18,869
Senior Note, 1.995%, 5/11/27 .......................... United States 30,000 27,493
Continental Resources, Inc. ,
Senior Bond, 4.9%, 6/01/44 ............................ United States 110,000 85,298
Senior Note, 4.5%, 4/15/23 ............................ United States 10,000 9,987
Senior Note, 3.8%, 6/01/24 ............................ United States 10,000 9,804
Senior Note, 4.375%, 1/15/28 .......................... United States 40,000 37,732
b
Senior Note, 144A, 2.268%, 11/15/26 .................... United States 40,000 35,561
Coterra Energy, Inc. ,
Senior Note, 3.9%, 5/15/27 ............................ United States 30,000 28,653
Senior Note, 4.375%, 3/15/29 .......................... United States 60,000 57,108

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp. ,
Senior Bond, 5.85%, 12/15/25 .......................... United States 10,000 $ 10,166
Senior Bond, 4.75%, 5/15/42 ........................... United States 30,000 26,156
Senior Bond, 5%, 6/15/45 ............................. United States 120,000 106,830
Diamondback Energy, Inc. ,
Senior Bond, 3.125%, 3/24/31 .......................... United States 10,000 8,678
Senior Bond, 4.4%, 3/24/51 ............................ United States 60,000 48,388
Senior Note, 3.5%, 12/01/29 ........................... United States 60,000 54,896
Energy Transfer LP ,
Senior Bond, 4.95%, 6/15/28 ........................... United States 40,000 39,757
Senior Bond, 3.75%, 5/15/30 ........................... United States 50,000 46,185
Senior Bond, 6.05%, 6/01/41 ........................... United States 350,000 354,040
Senior Bond, 6.25%, 4/15/49 ........................... United States 50,000 49,630
Senior Note, 2.9%, 5/15/25 ............................ United States 20,000 19,070
Enterprise Products Operating LLC ,
Senior Bond, 4.15%, 10/16/28 .......................... United States 30,000 29,184
Senior Bond, 3.125%, 7/31/29 .......................... United States 400,000 366,749
Senior Bond, 2.8%, 1/31/30 ............................ United States 60,000 53,251
Senior Bond, 5.35%, 1/31/33 ........................... United States 140,000 145,166
Senior Bond, 6.125%, 10/15/39 ......................... United States 375,000 407,535
Senior Bond, 4.45%, 2/15/43 ........................... United States 20,000 17,824
Senior Bond, 3.7%, 1/31/51 ............................ United States 50,000 38,771
Senior Bond, 5.375% to 2/14/28, FRN thereafter, 2/15/78 ..... United States 10,000 8,052
EOG Resources, Inc. ,
Senior Bond, 4.375%, 4/15/30 .......................... United States 30,000 29,919
Senior Bond, 3.9%, 4/01/35 ............................ United States 20,000 18,368
Senior Bond, 4.95%, 4/15/50 ........................... United States 40,000 40,366
EQT Corp. , Senior Bond , 7% , 2/01/30 ......................
United States 10,000 10,476
Exxon Mobil Corp. ,
Senior Bond, 3.482%, 3/19/30 .......................... United States 50,000 47,828
Senior Bond, 4.227%, 3/19/40 .......................... United States 10,000 9,376
Senior Bond, 3.452%, 4/15/51 .......................... United States 20,000 15,953
Senior Note, 2.992%, 3/19/25 .......................... United States 40,000 38,964
Kinder Morgan, Inc. ,
Senior Bond, 4.3%, 3/01/28 ............................ United States 40,000 39,331
Senior Bond, 5.55%, 6/01/45 ........................... United States 340,000 322,167
MPLX LP ,
Senior Bond, 4%, 3/15/28 ............................. United States 20,000 19,154
Senior Bond, 4.5%, 4/15/38 ............................ United States 10,000 8,898
Senior Bond, 5.5%, 2/15/49 ............................ United States 385,000 358,790
Senior Note, 2.65%, 8/15/30 ........................... United States 300,000 254,586
Phillips 66 , Senior Bond , 3.3% , 3/15/52 .....................
United States 200,000 141,749
Pioneer Natural Resources Co. , Senior Note , 2.15% , 1/15/31 ....
United States 60,000 49,313
Sabine Pass Liquefaction LLC , Senior Secured Bond , 4.2% , 3/15/28
United States 250,000 240,343
Targa Resources Corp. , Senior Bond , 4.95% , 4/15/52 ..........
United States 10,000 8,311
b
Tennessee Gas Pipeline Co. LLC , Senior Bond , 144A, 2.9% , 3/01/30 United States 30,000 26,020
Transcontinental Gas Pipe Line Co. LLC ,
Senior Note, 7.85%, 2/01/26 ........................... United States 300,000 321,536
Senior Note, 3.25%, 5/15/30 ........................... United States 50,000 45,312
b
Var Energi ASA , Senior Note , 144A, 7.5% , 1/15/28 ............ Norway 200,000 207,450
Western Midstream Operating LP , Senior Note , 3.35% , 2/01/25 ...
United States 10,000 9,559
Williams Cos., Inc. (The) ,
Senior Bond, 3.75%, 6/15/27 ........................... United States 60,000 57,613

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The), (continued)
Senior Bond, 5.1%, 9/15/45 ............................ United States 30,000 $ 27,496
4,927,705
Paper & Forest Products 0.1%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 225,000 195,980
Senior Note, 6%, 1/15/29 ............................. Brazil 200,000 201,664
397,644
Passenger Airlines 0.0%
†
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. ,
Senior Secured Note, 144A, 4.5%, 10/20/25 ............... United States 233,001 229,235
Senior Secured Note, 144A, 4.75%, 10/20/28 .............. United States 30,000 28,976
258,211
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 250,000 227,188
b
Kenvue, Inc. ,
Senior Bond, 144A, 4.9%, 3/22/33 ....................... United States 30,000 31,008
Senior Note, 144A, 5.05%, 3/22/28 ...................... United States 200,000 206,806
465,002
Pharmaceuticals 0.1%
AstraZeneca plc ,
Senior Bond, 4%, 9/18/42 ............................. United Kingdom 200,000 182,461
Senior Bond, 4.375%, 11/16/45 ......................... United Kingdom 450,000 432,940
Bristol-Myers Squibb Co. ,
Senior Bond, 4.55%, 2/20/48 ........................... United States 10,000 9,460
Senior Note, 2.9%, 7/26/24 ............................ United States 30,000 29,419
Senior Note, 3.2%, 6/15/26 ............................ United States 10,000 9,670
Senior Note, 3.4%, 7/26/29 ............................ United States 10,000 9,518
Johnson & Johnson ,
Senior Bond, 2.1%, 9/01/40 ............................ United States 30,000 21,788
Senior Bond, 3.7%, 3/01/46 ............................ United States 10,000 8,975
Merck & Co., Inc. ,
Senior Bond, 1.45%, 6/24/30 ........................... United States 10,000 8,271
Senior Bond, 2.75%, 12/10/51 .......................... United States 30,000 21,265
Senior Note, 0.75%, 2/24/26 ........................... United States 20,000 18,324
Pfizer, Inc. ,
Senior Bond, 1.7%, 5/28/30 ............................ United States 30,000 25,272
Senior Bond, 2.55%, 5/28/40 ........................... United States 30,000 22,568
Senior Bond, 2.7%, 5/28/50 ............................ United States 30,000 21,469
821,400
Residential REITs 0.0%
†
Essex Portfolio LP , Senior Bond , 2.65% , 3/15/32 ..............
United States 360,000 294,058
Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc. , Senior Bond , 1.75% , 6/01/30 ...........
United States 20,000 16,810
b
Broadcom, Inc. , Senior Bond , 144A, 3.137% , 11/15/35 ......... United States 80,000 61,587
Intel Corp. ,
Senior Bond, 5.2%, 2/10/33 ............................ United States 10,000 10,191
Senior Bond, 3.05%, 8/12/51 ........................... United States 30,000 20,519

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Intel Corp., (continued)
Senior Note, 1.6%, 8/12/28 ............................ United States 10,000 $ 8,743
Senior Note, 5.125%, 2/10/30 .......................... United States 10,000 10,188
KLA Corp. , Senior Bond , 4.65% , 7/15/32 ....................
United States 10,000 10,101
Micron Technology, Inc. , Senior Bond , 5.875% , 2/09/33 .........
United States 20,000 20,233
NVIDIA Corp. ,
Senior Bond, 2.85%, 4/01/30 ........................... United States 10,000 9,109
Senior Bond, 3.5%, 4/01/40 ............................ United States 20,000 17,192
Senior Bond, 3.5%, 4/01/50 ............................ United States 30,000 24,593
Senior Bond, 3.7%, 4/01/60 ............................ United States 20,000 16,158
NXP BV / NXP Funding LLC / NXP USA, Inc. , Senior Note , 2.7% ,
5/01/25 ........................................... China 10,000 9,496
Texas Instruments, Inc. ,
Senior Bond, 1.75%, 5/04/30 ........................... United States 10,000 8,477
Senior Bond, 3.875%, 3/15/39 .......................... United States 10,000 9,135
Senior Bond, 4.15%, 5/15/48 ........................... United States 20,000 18,623
TSMC Arizona Corp. , Senior Bond , 2.5% , 10/25/31 ............
Taiwan 200,000 171,583
442,738
Software 0.2%
Adobe, Inc. , Senior Bond , 2.3% , 2/01/30 ....................
United States 20,000 17,772
Microsoft Corp. ,
Senior Bond, 3.3%, 2/06/27 ............................ United States 80,000 78,532
Senior Bond, 2.921%, 3/17/52 .......................... United States 270,000 205,530
Oracle Corp. ,
Senior Bond, 2.875%, 3/25/31 .......................... United States 50,000 42,811
Senior Bond, 3.95%, 3/25/51 ........................... United States 200,000 150,793
Senior Note, 1.65%, 3/25/26 ........................... United States 40,000 36,765
Senior Note, 4.65%, 5/06/30 ........................... United States 10,000 9,740
Salesforce, Inc. ,
Senior Bond, 3.7%, 4/11/28 ............................ United States 20,000 19,664
Senior Bond, 1.95%, 7/15/31 ........................... United States 250,000 209,478
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ................
United States 150,000 120,905
Workday, Inc. , Senior Note , 3.7% , 4/01/29 ...................
United States 20,000 18,766
910,756
Specialty Retail 0.1%
Advance Auto Parts, Inc. ,
Senior Note, 5.9%, 3/09/26 ............................ United States 50,000 51,050
Senior Note, 5.95%, 3/09/28 ........................... United States 50,000 51,576
Home Depot, Inc. (The) ,
Senior Bond, 2.7%, 4/15/30 ............................ United States 10,000 9,033
Senior Bond, 3.3%, 4/15/40 ............................ United States 20,000 16,647
Senior Bond, 3.35%, 4/15/50 ........................... United States 30,000 23,254
Senior Note, 2.5%, 4/15/27 ............................ United States 10,000 9,392
Senior Note, 4.5%, 9/15/32 ............................ United States 400,000 403,139
Lowe's Cos., Inc. ,
Senior Bond, 4.5%, 4/15/30 ............................ United States 10,000 9,887
Senior Note, 1.7%, 9/15/28 ............................ United States 20,000 17,311
591,289

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
Senior Bond, 2.45%, 8/04/26 ........................... United States 40,000 $ 38,095
Senior Bond, 3.85%, 8/04/46 ........................... United States 10,000 8,943
Senior Bond, 2.65%, 5/11/50 ........................... United States 100,000 70,587
Senior Bond, 2.8%, 2/08/61 ............................ United States 500,000 340,843
Hewlett Packard Enterprise Co. , Senior Note , 5.9% , 10/01/24 ....
United States 150,000 151,937
610,405
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
Senior Bond, 2.85%, 3/27/30 ........................... United States 10,000 9,197
Senior Bond, 3.25%, 3/27/40 ........................... United States 10,000 8,444
Senior Note, 2.75%, 3/27/27 ........................... United States 10,000 9,490
27,131
Tobacco 0.1%
Altria Group, Inc. ,
Senior Bond, 4.8%, 2/14/29 ............................ United States 30,000 29,780
Senior Bond, 5.8%, 2/14/39 ............................ United States 20,000 19,556
Senior Bond, 5.95%, 2/14/49 ........................... United States 50,000 47,379
BAT Capital Corp. ,
Senior Bond, 4.54%, 8/15/47 ........................... United Kingdom 20,000 14,921
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 50,000 46,514
b
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 285,000 276,134
Philip Morris International, Inc. ,
Senior Bond, 2.1%, 5/01/30 ............................ United States 20,000 16,634
Senior Bond, 5.375%, 2/15/33 .......................... United States 225,000 230,021
Senior Bond, 4.5%, 3/20/42 ............................ United States 10,000 8,708
689,647
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
Senior Note, 3.375%, 7/01/25 .......................... United States 20,000 19,070
Senior Note, 5.3%, 2/01/28 ............................ United States 20,000 19,755
38,825
Transportation Infrastructure 0.0%
†
b
DP World Ltd. , Senior Bond , 144A, 5.625% , 9/25/48 ........... United Arab
Emirates 200,000 194,033
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc. ,
Senior Bond, 2.25%, 11/15/31 .......................... United States 50,000 40,968
Senior Bond, 3%, 2/15/41 ............................. United States 20,000 14,844
Senior Bond, 3.3%, 2/15/51 ............................ United States 100,000 71,218
Senior Note, 3.5%, 4/15/25 ............................ United States 20,000 19,452
Senior Note, 3.75%, 4/15/27 ........................... United States 325,000 312,621
Senior Note, 3.875%, 4/15/30 .......................... United States 80,000 75,128
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 .............
United Kingdom 100,000 107,056
641,287
Total Corporate Bonds (Cost $64,715,215) ......................................
60,077,203

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities 1.6%
b
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
h
500,000 $ 422,275
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 ....................................... Brazil 1,680,000 BRL 312,048
10%, 1/01/29 ....................................... Brazil 480,000 BRL 85,660
10%, 1/01/31 ....................................... Brazil 510,000 BRL 88,371
10%, 1/01/33 ....................................... Brazil 1,030,000 BRL 173,597
b
Bundesrepublik Deutschland , Reg S, 1.7% , 8/15/32 ........... Germany 610,000 EUR 630,059
Colombia Government Bond , Senior Bond , 3.25% , 4/22/32 ......
Colombia 200,000 149,325
Colombia Titulos de Tesoreria ,
B, 6%, 4/28/28 ...................................... Colombia 1,220,000,000 COP 210,181
B, 7%, 3/26/31 ...................................... Colombia 850,000,000 COP 140,529
B, 9.25%, 5/28/42 ................................... Colombia 2,110,000,000 COP 358,278
B, 7.25%, 10/26/50 .................................. Colombia 390,000,000 COP 51,947
b
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 300,000 238,209
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.7% ,
1/30/50 ........................................... Chile 200,000 151,327
Ecopetrol SA , Senior Bond , 5.875% , 5/28/45 .................
Colombia 150,000 104,250
b
Electricite de France SA , Senior Bond , 144A, 4.5% , 9/21/28 ..... France 400,000 389,586
Israel Government Bond , Senior Bond , 2.75% , 7/03/30 .........
Israel 200,000 181,187
b
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 200,000 202,968
Korea Treasury Bonds ,
Senior Bond, 2%, 6/10/31 ............................. South Korea 900,000,000 KRW 625,292
Senior Bond, 1.875%, 3/10/51 .......................... South Korea 360,000,000 KRW 202,908
Malaysia Government Bond , 3.899% , 11/16/27 ...............
Malaysia 260,000 MYR 59,828
Mexican Bonos Desarr Fixed Rate ,
M, 8%, 11/07/47 ..................................... Mexico 4,700,000
i
MXN 232,260
M, 8%, 7/31/53 ..................................... Mexico 5,100,000
i
MXN 250,851
M, Senior Bond, 7.75%, 11/13/42 ........................ Mexico 6,700,000
i
MXN 324,382
M 20, Senior Bond, 8.5%, 5/31/29 ....................... Mexico 6,400,000
i
MXN 349,726
M 30, Senior Bond, 8.5%, 11/18/38 ...................... Mexico 6,800,000
i
MXN 360,477
Mexico Government Bond , Senior Bond , 4.75% , 3/08/44 ........
Mexico 300,000 255,685
New Zealand Government Bond , 2.75% , 5/15/51 ..............
New Zealand 210,000 NZD 97,475
Panama Government Bond , Senior Bond , 2.252% , 9/29/32 ......
Panama 200,000 153,776
b
Pertamina Persero PT , Senior Bond , 144A, 4.7% , 7/30/49 ....... Indonesia 200,000 166,050
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .........
Peru 200,000 171,204
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.25% , 10/24/42 .................... Indonesia 200,000 175,808
b
Petroleos del Peru SA , Senior Bond , 144A, 4.75% , 6/19/32 ...... Peru 200,000 148,882
Petroleos Mexicanos , Senior Bond , 6.75% , 9/21/47 ............
Mexico 100,000 65,081
Poland Government Bond , 1.75% , 4/25/32 ..................
Poland 3,140,000 PLN 516,463
b
Romania Government Bond , Senior Bond , 144A, 5.125% , 6/15/48 . Romania 100,000 83,853
South Africa Government Bond ,
Senior Bond, 6.5%, 2/28/41 ............................ South Africa 6,300,000 ZAR 222,808
Senior Bond, 8.75%, 2/28/48 ........................... South Africa 5,200,000 ZAR 224,814
Uruguay Government Bond ,
Senior Bond, 4.375%, 1/23/31 .......................... Uruguay 40,000 39,822
Senior Bond, 5.75%, 10/28/34 .......................... Uruguay 150,000 164,469
Total Foreign Government and Agency Securities (Cost $8,875,463) ...............
8,781,711
U.S. Government and Agency Securities 18.0%
FFCB , 2.1%, 2/25/36 ...................................
United States 150,000 113,080

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds ,
6%, 2/15/26 ........................................ United States 2,805,000 $ 2,972,862
1.125%, 8/15/40 ..................................... United States 332,000 219,730
1.375%, 11/15/40 .................................... United States 1,771,000 1,221,367
1.875%, 2/15/41 ..................................... United States 310,000 232,119
2.25%, 5/15/41 ..................................... United States 450,000 357,759
1.75%, 8/15/41 ..................................... United States 710,000 514,639
2%, 11/15/41 ....................................... United States 1,460,000 1,103,070
2.75%, 8/15/42 ..................................... United States 2,265,000 1,929,054
4%, 11/15/42 ....................................... United States 640,000 657,600
2.875%, 5/15/43 ..................................... United States 2,760,000 2,386,915
3.125%, 8/15/44 ..................................... United States 725,000 647,431
2.5%, 5/15/46 ...................................... United States 945,000 751,127
2.25%, 8/15/46 ..................................... United States 3,305,000 2,496,824
3.375%, 11/15/48 .................................... United States 3,300,000 3,088,723
3%, 2/15/49 ........................................ United States 1,713,000 1,500,749
2.25%, 8/15/49 ..................................... United States 150,000 112,887
1.25%, 5/15/50 ..................................... United States 1,710,000 995,140
1.375%, 8/15/50 ..................................... United States 1,425,000 856,614
2%, 8/15/51 ........................................ United States 1,350,000 950,194
1.875%, 11/15/51 .................................... United States 2,075,000 1,413,877
2.25%, 2/15/52 ..................................... United States 1,540,000 1,149,165
2.875%, 5/15/52 ..................................... United States 1,020,000 872,996
3%, 8/15/52 ........................................ United States 650,000 571,187
U.S. Treasury Notes ,
2.125%, 3/31/24 ..................................... United States 1,350,000 1,317,579
2%, 4/30/24 ........................................ United States 1,345,000 1,308,133
2%, 5/31/24 ........................................ United States 1,705,000 1,657,780
2.5%, 5/31/24 ...................................... United States 20,000 19,558
2%, 6/30/24 ........................................ United States 2,255,000 2,188,892
2.375%, 8/15/24 ..................................... United States 1,640,000 1,596,886
1.25%, 8/31/24 ..................................... United States 700,000 670,482
1.5%, 10/31/24 ..................................... United States 1,000,000 958,242
1.5%, 11/30/24 ...................................... United States 510,000 487,917
2.125%, 11/30/24 .................................... United States 4,500,000 4,350,586
0.25%, 9/30/25 ..................................... United States 310,000 283,771
0.375%, 11/30/25 .................................... United States 5,143,000 4,692,887
0.375%, 1/31/26 ..................................... United States 10,930,000 9,924,952
0.875%, 6/30/26 ..................................... United States 975,000 889,326
1.875%, 7/31/26 ..................................... United States 389,000 366,085
1.25%, 12/31/26 ..................................... United States 3,800,000 3,472,102
2.375%, 5/15/27 ..................................... United States 3,140,000 2,983,552
0.5%, 6/30/27 ...................................... United States 6,535,000 5,725,783
3.25%, 6/30/27 ..................................... United States 1,520,000 1,494,172
2.25%, 11/15/27 ..................................... United States 3,500,000 3,293,350
j
Index Linked, 0.5%, 1/15/28 ............................ United States 1,300,000 1,522,290
0.75%, 1/31/28 ..................................... United States 310,000 270,856
1.25%, 4/30/28 ..................................... United States 2,575,000 2,293,510
3.125%, 11/15/28 .................................... United States 320,000 312,050
1.625%, 8/15/29 ..................................... United States 2,565,000 2,288,661
4%, 10/31/29 ....................................... United States 1,800,000 1,843,875
0.625%, 8/15/30 ..................................... United States 1,550,000 1,263,583
1.125%, 2/15/31 ..................................... United States 800,000 673,922
1.25%, 8/15/31 ..................................... United States 645,000 541,221
1.375%, 11/15/31 .................................... United States 4,350,000 3,672,861
1.875%, 2/15/32 ..................................... United States 320,000 280,938
2.875%, 5/15/32 ..................................... United States 130,000 123,744
2.75%, 8/15/32 ..................................... United States 1,645,000 1,548,485

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
4.125%, 11/15/32 .................................... United States 1,795,000 $ 1,886,433
j
Index Linked, 1.125%, 1/15/33 .......................... United States 430,000 431,134
3.5%, 2/15/33 ...................................... United States 720,000 721,181
e
FRN, 4.716%, (3-month U.S. Treasury Bill Rate + (0.015)%),
1/31/24 ........................................... United States 750,000 749,709
e
FRN, 4.656%, (3-month U.S. Treasury Bill Rate + (0.075)%),
4/30/24 ........................................... United States 140,000 139,781
e
FRN, 4.768%, (3-month U.S. Treasury Bill Rate + 0.037%),
7/31/24 ........................................... United States 4,410,000 4,406,365
e
FRN, 4.931%, (3-month U.S. Treasury Bill Rate + 0.2%), 1/31/25 United States 2,250,000 2,251,530
Total U.S. Government and Agency Securities (Cost $110,735,682) ................
102,019,273
Asset-Backed Securities 0.7%
Consumer Finance 0.0%
†
k
Northstar Education Finance, Inc. , 2007-1 , A4 , FRN , 6.209% ,
1/29/46 . ........................................... United States 125,000 124,918
Financial Services 0.6%
l
Asset-Backed Securities Corp. Home Equity Loan Trust , 2006-HE3 ,
A5 , FRN , 2.928% , ( 1-month USD LIBOR + 0.54% ), 3/25/36 . .... United States 85,549 81,547
b,l
Carlyle Global Market Strategies CLO Ltd. , 2013-4A , A1RR , 144A,
FRN , 5.792% , ( 3-month USD LIBOR + 1% ), 1/15/31 . ......... United States 246,369 244,428
l
Centex Home Equity Loan Trust , 2004-B , M1 , FRN , 5.49% , ( 1-month
USD LIBOR + 0.645% ), 3/25/34 . ........................ United States 148,127 141,754
b
Dividend Solar Loans LLC , 2018-1 , B , 144A, 4.29% , 7/20/38 . .... United States 106,781 98,894
l
First Frankin Mortgage Loan Trust , 2006-FF4 , A3 , FRN , 4.83% ,
( 1-month USD LIBOR + 0.56% ), 3/25/36 . .................. United States 56,512 55,929
b
Ford Credit Auto Owner Trust , 2023-1 , A , 144A, 4.85% , 8/15/35 . .. United States 120,000 120,475
b
Jimmy Johns Funding LLC , 2017-1A , A2II , 144A, 4.846% , 7/30/47 . United States 121,000 113,684
b,l
MF1 Ltd. , 2021-FL7 , A , 144A, FRN , 5.841% , ( 1-month USD LIBOR +
1.08% ), 10/16/36 . ................................... United States 100,000 96,925
b
Mosaic Solar Loan Trust , 2021-3A , B , 144A, 1.92% , 6/20/52 . ..... United States 156,130 122,465
b
MVW LLC , 2021-1WA , A , 144A, 1.14% , 1/22/41 . .............. United States 75,917 69,187
b,l
Neuberger Berman Loan Advisers CLO 40 Ltd. , 2021-40A , A , 144A,
FRN , 5.852% , ( 3-month USD LIBOR + 1.06% ), 4/16/33 . ....... United States 500,000 493,047
b,l
New Century Home Equity Loan Trust , 2003-A , A , 144A, FRN ,
3.876% , ( 1-month USD LIBOR + 0.72% ), 10/25/33 . .......... United States 156,534 147,516
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 490,000 423,419
b,l
Octagon Investment Partners XXI Ltd. , 2014-1A , AAR3 , 144A, FRN ,
5.869% , ( 3-month USD LIBOR + 1% ), 2/14/31 . .............. United States 250,000 245,198
b,l
Palmer Square CLO Ltd. , 2014-1A , A1R2 , 144A, FRN , 5.922% ,
( 3-month USD LIBOR + 1.13% ), 1/17/31 . .................. United States 250,000 248,567
b,l
Reese Park CLO Ltd. , 2020-1A , AR , 144A, FRN , 5.922% , ( 3-month
USD LIBOR + 1.13% ), 10/15/34 . ........................ United States 180,000 175,563
b,l
Symphony CLO XV Ltd. , 2014-15A , AR3 , 144A, FRN , 5.872% ,
( 3-month USD LIBOR + 1.08% ), 1/17/32 . .................. United States 250,000 245,447
3,124,045
a a a a a a
Ground Transportation 0.0%
†
b
Avis Budget Rental Car Funding AESOP LLC , 2022-3A , A , 144A,
4.62% , 2/20/27 . ..................................... United States 110,000 108,198
Passenger Airlines 0.1%
American Airlines Pass-Through Trust , 2016-3 , A , 3.25% , 10/15/28 .
United States 396,775 344,079
United Airlines Pass-Through Trust ,
2016-1, A, 3.45%, 7/07/28 ............................. United States 70,979 61,698

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Passenger Airlines (continued)
United Airlines Pass-Through Trust, (continued)
2019-2, A, 2.9%, 5/01/28 .............................. United States 87,888 $ 75,105
2020-1, B, 4.875%, 7/15/27 ............................ United States 217,050 210,052
690,934
a a a a a a
Total Asset-Backed Securities (Cost $4,122,722) ................................
4,048,095
Commercial Mortgage-Backed Securities 0.6%
Financial Services 0.6%
BANK ,
2017-BNK7, A4, 3.175%, 9/15/60 ........................ United States 130,000 119,845
2021-BN33, A5, 2.556%, 5/15/64 ........................ United States 210,000 174,462
b,l
BPR Trust , 2022-OANA , A , 144A, FRN , 6.725% , ( 1-month SOFR +
1.898% ), 4/15/37 .................................... United States 150,000 144,491
b,l
BX Commercial Mortgage Trust ,
2021-21M, A, 144A, FRN, 5.414%, (1-month USD LIBOR +
0.73%), 10/15/36 .................................... United States 119,202 114,752
2021-VINO, A, 144A, FRN, 5.336%, (1-month USD LIBOR +
0.652%), 5/15/38 .................................... United States 150,000 144,281
2021-VOLT, B, 144A, FRN, 5.634%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 250,000 237,621
2022-LP2, A, 144A, FRN, 5.84%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 213,530 205,931
b,l
BX Mortgage Trust ,
2021-PAC, A, 144A, FRN, 5.374%, (1-month USD LIBOR +
0.689%), 10/15/36 ................................... United States 230,000 220,789
2022-MVRK, A, 144A, FRN, 6.127%, (1-month SOFR + 1.467%),
3/15/39 ........................................... United States 120,000 116,622
b
BX Trust ,
2022-CLS, A, 144A, 5.76%, 10/13/27 ..................... United States 100,000 97,906
l
2022-IND, A, 144A, FRN, 6.318%, (1-month SOFR + 1.491%),
4/15/37 ........................................... United States 373,435 365,574
Citigroup Commercial Mortgage Trust , 2016-P6 , A4 , 3.458% ,
12/10/49 .......................................... United States 266,043 250,331
FNMA ,
2014-6, Z, 2.5%, 2/25/44 .............................. United States 125,725 109,404
2022-29, KZ, 1.5%, 6/25/42 ............................ United States 101,257 72,964
m
427, C73, IO, 3%, 12/25/48 ............................ United States 578,390 93,375
GNMA , 2021-21 , AH , 1.4% , 6/16/63 .......................
United States 88,129 70,105
b,l
ILPT Commercial Mortgage Trust , 2022-LPF2 , A , 144A, FRN ,
7.072% , ( 1-month SOFR + 2.245% ), 10/15/39 .............. United States 100,000 99,969
b,l
INTOWN Mortgage Trust , 2022-STAY , A , 144A, FRN , 7.316% ,
( 1-month SOFR + 2.489% ), 8/15/39 ...................... United States 130,000 129,256
b,l
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2022-
ACB , A , 144A, FRN , 5.958% , ( 30-day SOFR Average + 1.4% ),
3/15/39 ........................................... United States 150,000 145,411
JPMBB Commercial Mortgage Securities Trust , 2015-C33 , A4 ,
3.77% , 12/15/48 ..................................... United States 122,000 116,967
b,l
MTN Commercial Mortgage Trust , 2022-LPFL , A , 144A, FRN ,
6.224% , ( 1-month SOFR + 1.397% ), 3/15/39 ............... United States 100,000 98,671
b,l
SREIT Trust ,
2021-MFP, A, 144A, FRN, 5.415%, (1-month USD LIBOR +
0.731%), 11/15/38 ................................... United States 140,000 134,298
2021-MFP2, A, 144A, FRN, 5.506%, (1-month USD LIBOR +
0.822%), 11/15/36 ................................... United States 100,000 96,148

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
WFRBS Commercial Mortgage Trust , 2014-C23 , A5 , 3.917% ,
10/15/57 .......................................... United States 106,000 $ 102,752
3,461,925
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,536,206) .................
3,461,925
Mortgage-Backed Securities 4.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.5%
FHLMC Gold Pool, 30 Year, 4.5%, 1/01/49 .................. United States 355,052 355,879
FHLMC Pool, 15 Year, 3%, 8/01/34 ........................ United States 42,246 40,165
FHLMC Pool, 15 Year, 4%, 11/01/37 ....................... United States 189,048 186,293
FHLMC Pool, 20 Year, 3%, 5/01/42 ........................ United States 188,888 173,015
FHLMC Pool, 30 Year, 2%, 2/01/52 - 8/01/52 ................. United States 724,166 600,007
FHLMC Pool, 30 Year, 2.5%, 12/01/50 - 4/01/52 .............. United States 2,007,468 1,749,098
FHLMC Pool, 30 Year, 3%, 3/01/50 - 7/01/52 ................. United States 1,069,228 964,968
FHLMC Pool, 30 Year, 3.5%, 4/01/50 - 8/01/52 ............... United States 1,984,462 1,872,380
FHLMC Pool, 30 Year, 4%, 5/01/47 - 6/01/52 ................. United States 780,668 756,059
FHLMC Pool, 30 Year, 4.5%, 10/01/48 - 10/01/52 ............. United States 859,684 850,828
FHLMC Pool, 30 Year, 5%, 8/01/52 - 11/01/52 ................ United States 553,204 554,002
FHLMC Pool, 30 Year, 5.5%, 12/01/52 ...................... United States 311,496 314,920
8,417,614
Federal National Mortgage Association (FNMA) Fixed Rate 2.7%
FNMA, 2.5%, 9/01/61 - 6/01/62 ........................... United States 284,746 241,027
FNMA, 3.66%, 10/01/32 ................................ United States 200,000 191,460
FNMA, 3.75%, 9/01/32 ................................. United States 100,000 96,441
FNMA, 3.89%, 7/01/32 ................................. United States 100,000 95,706
FNMA, 15 Year, 2%, 8/01/36 - 12/01/36 ..................... United States 535,783 484,008
FNMA, 20 Year, 2%, 3/01/42 ............................. United States 92,999 80,051
FNMA, 20 Year, 2.5%, 5/01/42 ........................... United States 93,163 82,293
FNMA, 20 Year, 3.5%, 8/01/42 ........................... United States 97,386 92,062
FNMA, 30 Year, 1.5%, 3/01/51 - 9/01/51 .................... United States 279,551 220,273
FNMA, 30 Year, 2%, 5/01/51 - 3/01/52 ...................... United States 3,409,383 2,828,020
FNMA, 30 Year, 2.5%, 5/01/51 - 3/01/52 .................... United States 3,560,110 3,080,860
FNMA, 30 Year, 3%, 9/01/50 - 11/01/51 ..................... United States 2,026,043 1,829,406
FNMA, 30 Year, 3.5%, 6/01/49 - 9/01/52 .................... United States 469,365 439,189
FNMA, 30 Year, 4%, 2/01/49 - 6/01/52 ...................... United States 421,416 407,721
FNMA, 30 Year, 4.5%, 2/01/50 - 9/01/52 .................... United States 634,593 624,923
FNMA, 30 Year, 5%, 10/01/52 - 12/01/52 .................... United States 292,895 292,388
FNMA, 30 Year, 5.5%, 12/01/52 ........................... United States 214,318 216,674
n
FNMA, Single-family, 30 Year, 2%, 4/25/53 .................. United States 1,200,000 992,170
n
FNMA, Single-family, 30 Year, 3%, 4/25/53 .................. United States 600,000 538,403
n
FNMA, Single-family, 30 Year, 3.5%, 4/25/53 ................. United States 300,000 278,777
n
FNMA, Single-family, 30 Year, 4%, 4/25/53 .................. United States 400,000 382,595
n
FNMA, Single-family, 30 Year, 4.5%, 4/25/53 ................. United States 400,000 391,950
n
FNMA, Single-family, 30 Year, 5%, 4/25/53 .................. United States 100,000 99,742
n
FNMA, Single-family, 30 Year, 5.5%, 4/25/53 ................. United States 850,000 858,650
n
FNMA, Single-family, 30 Year, 6%, 4/25/53 .................. United States 100,000 102,074
n
FNMA, Single-family, 30 Year, 6.5%, 4/25/53 ................. United States 100,000 103,117
15,049,980
Government National Mortgage Association (GNMA) Fixed Rate 0.7%
GNMA II, Single-family, 30 Year, 2%, 1/20/51 - 4/15/53 ......... United States 741,883 631,202
GNMA II, Single-family, 30 Year, 2.5%, 2/20/50 - 4/15/53 ........ United States 1,387,808 1,224,936
GNMA II, Single-family, 30 Year, 3%, 2/20/51 - 10/20/51 ........ United States 754,492 691,969
GNMA II, Single-family, 30 Year, 3.5%, 4/20/52 - 4/15/53 ........ United States 495,992 465,082

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 4%, 8/20/46 - 8/20/48 ......... United States 367,965 $ 359,003
GNMA II, Single-family, 30 Year, 4.5%, 6/20/48 - 4/15/53 ........ United States 394,543 391,314
n
GNMA II, Single-family, 30 Year, 5%, 4/15/53 ................. United States 200,000 200,266
n
GNMA II, Single-family, 30 Year, 5.5%, 4/15/53 ............... United States 300,000 303,416
4,267,188
Total Mortgage-Backed Securities (Cost $29,311,967) ............................
27,734,782
Municipal Bonds 0.3%
Arizona 0.0%
†
Maricopa County Union High School District No. 210-Phoenix , GO ,
2020 C , 5% , 7/01/31 ................................. United States 200,000 229,090
California 0.2%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue, Senior Lien , 2019 , 2.934% ,
6/01/32 ........................................... United States 65,000 56,261
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 540,000 488,632
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................... United States 485,000 359,063
GO, 2021, Refunding, 2.856%, 8/01/49 ................... United States 285,000 192,800
1,096,756
Ohio 0.0%
†
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 160,000 124,363
Texas 0.1%
City of Austin , Electric Utility , Revenue , 2008 , Refunding , AGMC
Insured , 6.262% , 11/15/32 ............................. United States 315,000 341,833
Total Municipal Bonds (Cost $2,130,404) .......................................
1,792,042
Residential Mortgage-Backed Securities 0.3%
Financial Services 0.3%
b
Angel Oak Mortgage Trust , 2023-1 , A1 , 144A, 4.75% , 9/26/67 .... United States 148,049 142,940
b,k
Angel Oak Mortgage Trust I LLC , 2019-2 , B1 , 144A, FRN , 5.016% ,
3/25/49 ........................................... United States 130,000 126,372
b,k
BRAVO Residential Funding Trust , 2022-NQM3 , A1 , 144A, FRN ,
5.108% , 7/25/62 ..................................... United States 92,887 90,659
b,l
Connecticut Avenue Securities Trust , 2022-R04 , 1M2 , 144A, FRN ,
7.66% , ( 30-day SOFR Average + 3.1% ), 3/25/42 ............ United States 120,000 119,039
b
Ellington Financial Mortgage Trust , 2023-1 , A3 , 144A, 6.544% ,
2/25/68 ........................................... United States 147,707 145,208
b,l
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 6.21%, (30-day SOFR Average +
1.65%), 1/25/34 ..................................... United States 117,462 115,332
2022-DNA3, M1A, 144A, FRN, 6.56%, (30-day SOFR Average +
2%), 4/25/42 ....................................... United States 87,679 87,718
b
Legacy Mortgage Asset Trust , 2021-GS3 , A1 , 144A, 1.75% , 7/25/61 United States 113,029 104,571
b,k
New Residential Mortgage Loan Trust ,
2016-4A, A1, 144A, FRN, 3.75%, 11/25/56 ................. United States 105,614 97,681
2017-1A, A1, 144A, FRN, 4%, 2/25/57 .................... United States 99,524 94,514
2018-3A, A1, 144A, FRN, 4.5%, 5/25/58 ................... United States 90,136 84,567
b,k
PRKCM Trust , 2021-AFC2 , A1 , 144A, FRN , 2.071% , 11/25/56 .... United States 87,003 72,609
b
SG Residential Mortgage Trust , 2022-2 , A1 , 144A, 5.353% , 8/25/62 United States 125,246 123,357

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Verus Securitization Trust , 2022-6 , A3 , 144A, 4.91% , 6/25/67 .... United States 92,316 $ 87,938
1,492,505
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $1,513,512) ..................
1,492,505
Total Long Term Investments (Cost $512,369,960) ...............................
548,155,712
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.0%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 10 Year Notes Futures, April Strike Price $114.75,
Expires 4/07/23 ..................................... 2 200,000 1,344
U.S. Treasury 5 Year Notes Futures, April Strike Price $109.50,
Expires 4/07/23 ..................................... 1 100,000 461
U.S. Treasury 5 Year Notes Futures, April Strike Price $109.50,
Expires 4/21/23 ..................................... 1 100,000 711
U.S. Treasury 5 Year Notes Futures, April Strike Price $110.25,
Expires 4/21/23 ..................................... 1 100,000 453
U.S. Treasury 5 Year Notes Futures, April Strike Price $111.00,
Expires 4/21/23 ..................................... 1 100,000 289
U.S. Treasury 5 Year Notes Futures, April Strike Price $112.50,
Expires 4/21/23 ..................................... 1 100,000 117
3,375
Puts - Exchange-Traded
3-month SOFR 1-year Mid-Curve Futures, December Strike Price
$95.88, Expires 12/15/23 .............................. 6 1,500,000 2,587
3-month SOFR 1-year Mid-Curve Futures, December Strike Price
$96.00, Expires 12/15/23 .............................. 14 3,500,000 7,175
U.S. Treasury 10 Year Notes Futures, April Strike Price $114.25,
Expires 4/07/23 ..................................... 1 100,000 297
U.S. Treasury 10 Year Notes Futures, April Strike Price $114.50,
Expires 4/07/23 ..................................... 1 100,000 375
10,434
Total Options Purchased (Cost $23,008) ........................................
13,809
Short Term Investments 3.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.5%
o
FHLB, 3/01/24 ....................................... United States 130,000 124,735
o
U.S. Treasury Bills ,
4/04/23 ........................................... United States 140,000 139,982
5/02/23 ........................................... United States 140,000 139,483
5/23/23 ........................................... United States 1,060,000 1,053,252
7/18/23 ........................................... United States 660,000 650,959

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
o
U.S. Treasury Bills, (continued)
9/07/23 ........................................... United States 360,000 $ 352,660
2,336,336
Total U.S. Government and Agency Securities (Cost $2,459,465) ..................
2,461,071
Shares
a a a
Money Market Funds 3.0%
p
BNY Mellon Institutional Cash Reserve Fund (The) ............ United States 102,671 102,671
p,q
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 10,380,260 10,380,260
p
JPMorgan 100% U.S. Treasury Securities Money Market Fund,
4.43% ............................................ United States 3,440,266 3,440,267
p,q
Western Asset Premier Institutional Government Reserves, 4.62% United States 2,403,676 2,403,676
p,q
Western Asset Premier Institutional U.S. Treasury Reserves, 4.47% United States 860,067 860,067
Total Money Market Funds (Cost $17,186,941) ..................................
17,186,941
Total Short Term Investments (Cost $19,646,406 ) ................................
19,648,012
a
Total Investments (Cost $532,039,374) 100.3% ..................................
$567,817,533
Options Written (0.0)%
†
......................................................
(50,016)
Other Assets, less Liabilities (0.3)% ...........................................
(1,310,706)
Net Assets 100.0% ...........................................................
$566,456,811
Number of
Contracts
Notional
Amount
#
a a a
Options Written (0.0)%
†
Calls - Exchange-Traded
Options on Interest Rate Futures
U.S. Treasury 10 Year Notes Futures, April Strike Price $114.00,
Expires 4/21/23 ..................................... 3 300,000 (4,313)
U.S. Treasury 10 Year Notes Futures, April Strike Price $115.00,
Expires 4/07/23 ..................................... 1 100,000 (547)
U.S. Treasury 10 Year Notes Futures, April Strike Price $115.00,
Expires 4/21/23 ..................................... 2 200,000 (1,812)
U.S. Treasury 10 Year Notes Futures, May Strike Price $115.00,
Expires 5/26/23 ..................................... 1 100,000 (1,438)
U.S. Treasury 10 Year Notes Futures, April Strike Price $115.50,
Expires 4/21/23 ..................................... 1 100,000 (703)
U.S. Treasury 10 Year Notes Futures, April Strike Price $115.75,
Expires 4/07/23 ..................................... 1 100,000 (281)
U.S. Treasury 10 Year Notes Futures, April Strike Price $116.00,
Expires 4/21/23 ..................................... 3 300,000 (1,641)
U.S. Treasury 10 Year Notes Futures, April Strike Price $117.00,
Expires 4/21/23 ..................................... 1 100,000 (328)
U.S. Treasury 5 Year Notes Futures, April Strike Price $107.50,
Expires 4/21/23 ..................................... 2 200,000 (4,156)
U.S. Treasury 5 Year Notes Futures, April Strike Price $109.00,
Expires 4/21/23 ..................................... 2 200,000 (1,922)
U.S. Treasury 5 Year Notes Futures, April Strike Price $109.75,
Expires 4/21/23 ..................................... 1 100,000 (617)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
a a
Number of
Contracts
Notional
Amount
#
a
Value
a a a a a a
Options Written
(continued)
Calls - Exchange-Traded (continued)
Options on Interest Rate Futures (continued)
U.S. Treasury 5 Year Notes Futures, April Strike Price $110.00,
Expires 4/21/23 ..................................... 10 1,000,000 $ (5,313)
(23,071)
Puts - Exchange-Traded
Options on Interest Rate Futures
3-month SOFR 1-year Mid-Curve Futures, December Strike Price
$95.25, Expires 12/15/23 .............................. 12 3,000,000 (2,175)
3-month SOFR 1-year Mid-Curve Futures, December Strike Price
$95.38, Expires 12/15/23 .............................. 28 7,000,000 (5,950)
U.S. Treasury 10 Year Notes Futures, April Strike Price $112.50,
Expires 4/21/23 ..................................... 2 200,000 (313)
U.S. Treasury 10 Year Notes Futures, April Strike Price $113.00,
Expires 4/21/23 ..................................... 2 200,000 (500)
U.S. Treasury 10 Year Notes Futures, April Strike Price $113.50,
Expires 4/07/23 ..................................... 1 100,000 (109)
U.S. Treasury 10 Year Notes Futures, April Strike Price $114.00,
Expires 4/07/23 ..................................... 1 100,000 (219)
U.S. Treasury 10 Year Notes Futures, April Strike Price $114.00,
Expires 4/21/23 ..................................... 10 1,000,000 (5,156)
U.S. Treasury 10 Year Notes Futures, April Strike Price $115.00,
Expires 4/21/23 ..................................... 1 100,000 (984)
U.S. Treasury 10 Year Notes Futures, April Strike Price $117.00,
Expires 4/21/23 ..................................... 1 100,000 (2,406)
U.S. Treasury 30 Year Bonds Futures, April Strike Price $130.00,
Expires 4/21/23 ..................................... 1 100,000 (1,156)
U.S. Treasury 5 Year Notes Futures, April Strike Price $107.75,
Expires 4/21/23 ..................................... 3 300,000 (328)
U.S. Treasury 5 Year Notes Futures, April Strike Price $108.00,
Expires 4/21/23 ..................................... 1 100,000 (148)
U.S. Treasury 5 Year Notes Futures, April Strike Price $108.50,
Expires 4/21/23 ..................................... 12 1,200,000 (3,188)
U.S. Treasury 5 Year Notes Futures, April Strike Price $109.00,
Expires 4/21/23 ..................................... 5 500,000 (2,266)
U.S. Treasury 5 Year Notes Futures, April Strike Price $110.00,
Expires 4/21/23 ..................................... 2 200,000 (2,047)
(26,945)
Total Options Written (Premiums received $68,107) .............................
$ (50,016)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $22,483,453, representing 4.0% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2023, the Fund had the following futures contracts outstanding.
At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
e
The coupon rate shown represents the rate at period end.
f
Perpetual security with no stated maturity date.
g
A portion or all of the security purchased on a delayed delivery basis.
h
A supranational organization is an entity formed by two or more central governments through international treaties.
i
Principal amount is stated in 100 Mexican Peso Units.
j
Principal amount of security is adjusted for inflation.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
Security purchased on a to-be-announced (TBA) basis.
o
The security was issued on a discount basis with no stated coupon rate.
p
The rate shown is the annualized seven-day effective yield at period end.
q
See Note 5 regarding investments in affiliated management investment companies.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 101 $ 20,895,638 6/16/23 $ (688,121)
S&P 500 E-Mini Index ......................... Long 15 3,103,312 6/16/23 68,319
Interest rate contracts
30-day Federal Funds ......................... Long 7 2,776,451 4/28/23 (159)
3-month SOFR .............................. Long 2 476,975 12/19/23 688
3-month SOFR .............................. Short 52 12,463,519 6/20/23 (30,049)
U.S. Treasury 10 Year Notes .................... Short 30 3,447,656 6/21/23 (25,025)
U.S. Treasury 10 Year Notes .................... Long 199 22,869,453 6/21/23 303,993
U.S. Treasury 10 Year Ultra Notes ................ Short 13 1,574,828 6/21/23 (766)
U.S. Treasury 10 Year Ultra Notes ................ Long 10 1,211,406 6/21/23 10,335
U.S. Treasury 2 Year Notes ..................... Short 19 3,922,609 6/30/23 4,541
U.S. Treasury 5 Year Notes ..................... Long 90 9,855,703 6/30/23 12,506
U.S. Treasury Long Bonds ..................... Long 5 655,781 6/21/23 6,913
U.S. Treasury Ultra Bonds ...................... Short 8 1,129,000 6/21/23 (55,263)
U.S. Treasury Ultra Bonds ...................... Long 23 3,245,875 6/21/23 13,070
Total Futures Contracts ...................................................................... $(379,018)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Swedish Krona ..... HSBK Buy 6,200,000 600,586 4/14/23 $ — $ (2,888)
Swedish Krona ..... HSBK Sell 6,200,000 593,557 4/14/23 — (4,141)
Brazilian Real ...... HSBK Sell 1,340,000 258,612 4/19/23 — (5,129)
Polish Zloty ........ HSBK Buy 250,000 57,145 4/20/23 734 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2023, the Fund had the following credit default swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Malaysian Ringgit ... GSCO Buy 900,000 202,514 4/21/23 $ 1,924 $ (57)
Malaysian Ringgit ... GSCO Sell 1,100,000 245,481 4/21/23 — (4,317)
Canadian Dollar .... CITI Buy 480,000 356,517 4/25/23 — (1,258)
Canadian Dollar .... JPHQ Buy 820,000 606,273 4/25/23 627 —
Columbian Peso .... JPHQ Buy 600,000,000 130,325 4/27/23 — (2,019)
Columbian Peso .... JPHQ Sell 1,660,000,000 352,199 4/27/23 — (2,784)
Mexican Peso ...... CITI Sell 20,900,000 1,089,098 4/28/23 — (66,691)
Euro ............. CITI Buy 330,000 360,390 5/05/23 — (1,882)
Euro ............. JPHQ Buy 2,080,000 2,262,238 5/05/23 7,641 (10,196)
Thai Baht ......... HSBK Buy 4,500,000 134,872 5/12/23 — (2,735)
South African Rand .. HSBK Sell 8,000,000 447,232 5/15/23 — (347)
South African Rand .. UBSW Buy 500,000 27,328 5/15/23 646 —
British Pound ...... JPHQ Buy 410,000 494,832 6/02/23 11,589 —
South Korean Won .. JPHQ Sell 540,000,000 415,417 6/09/23 418 —
Japanese Yen ...... CITI Sell 44,000,000 340,354 6/16/23 5,297 —
Japanese Yen ...... JPHQ Buy 342,000,000 2,545,306 6/16/23 59,006 —
Japanese Yen ...... JPHQ Sell 79,000,000 601,579 6/16/23 — (2)
Norwegian Krone ... MSCO Buy 5,800,000 553,240 6/23/23 3,022 —
New Zealand Dollar . BZWS Buy 260,000 162,106 6/26/23 477 —
Total Forward Exchange Contracts ................................................... $91,381 $(104,446)
Net unrealized appreciation (depreciation) ............................................ $(13,065)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.IG.39 .. 1.00% Quarterly 12/20/27 560,000 $ 6,793 $ 2,508 $ 4,285
Investment
Grade
CDX.NA.IG.40 .. 1.00% Quarterly 6/20/28 6,028,000 70,953 48,498 22,455
Investment
Grade
CDX.NA.IG.40 .. 1.00% Quarterly 6/20/33 2,710,000 (22,145) (39,443) 17,298
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $55,601 $11,563 $44,038
Total Credit Default Swap Contracts .................................... $55,601 $ 11,563 $44,038
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2023, the Fund had the following interest rate swap contracts outstanding.
See A bbreviations on page 173 .
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 3.27% .... Annual 4/30/29 2,318,000 $ 11,430 $ (61,725) $ 73,155
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 3.85% .... Annual 6/30/29 686,000 (20,882) 827 (21,709)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 3.25% .... Annual 9/30/29 341,000 219 150 69
Receive Fixed 3.25% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/31/29 1,037,000 4,482 (4,833) 9,315
Receive Fixed 3.4% ... Annual
Pay Floating 1-day
SOFR ............ Annual 12/31/29 342,000 4,434 (72) 4,506
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2% ...... Annual 3/18/32 246,000 22,970 21,795 1,175
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 3.15% .... Annual 5/15/48 1,583,000 (29,993) 3,452 (33,445)
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.5% ..... Annual 4/21/52 12,000 1,123 992 131
Total Interest Rate Swap Contracts ............................... $(6,217) $ (39,414) $33,197
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin DynaTech VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.8%
Aerospace & Defense 1.2%
a
Axon Enterprise, Inc. ................................... United States 4,301 $ 967,080
HEICO Corp. ........................................ United States 3,059 523,211
1,490,291
Automobile Components 0.1%
a,b
Mobileye Global, Inc., A ................................. Israel 1,734 75,030
Automobiles 2.6%
a
Tesla, Inc. ........................................... United States 15,415 3,197,996
Biotechnology 1.1%
a
Argenx SE .......................................... Netherlands 1,840 683,326
a
Ascendis Pharma A/S, ADR ............................. Denmark 1,498 160,616
a
Genmab A/S, ADR .................................... Denmark 2,957 111,656
a
Halozyme Therapeutics, Inc. ............................. United States 2,944 112,431
a
Moderna, Inc. ........................................ United States 1,511 232,059
1,300,088
Broadline Retail 6.7%
a
Amazon.com, Inc. ..................................... United States 61,715 6,374,542
a
Etsy, Inc. ............................................ United States 1,808 201,285
a
MercadoLibre, Inc. .................................... Brazil 1,231 1,622,532
8,198,359
Capital Markets 2.5%
FactSet Research Systems, Inc. .......................... United States 605 251,129
Moody's Corp. ........................................ United States 600 183,612
MSCI, Inc. ........................................... United States 2,461 1,377,397
Tradeweb Markets, Inc., A ............................... United States 15,374 1,214,854
3,026,992
Chemicals 0.9%
Corteva, Inc. ......................................... United States 17,841 1,075,991
FMC Corp. .......................................... United States 654 79,873
1,155,864
Construction & Engineering 0.9%
Quanta Services, Inc. .................................. United States 6,763 1,126,986
Electric Utilities 1.6%
NextEra Energy, Inc. ................................... United States 24,640 1,899,251
Electrical Equipment 0.2%
a
Array Technologies, Inc. ................................ United States 3,448 75,442
a
NEXTracker, Inc., A .................................... United States 1,082 39,234
a
Shoals Technologies Group, Inc., A ........................ United States 3,476 79,218
193,894
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., A .................................... United States 3,026 247,285
Keyence Corp. ....................................... Japan 1,225 600,474
a
Keysight Technologies, Inc. .............................. United States 2,130 343,952
Samsung SDI Co. Ltd. ................................. South Korea 581 328,853
1,520,564
Energy Equipment & Services 1.1%
Baker Hughes Co. ..................................... United States 8,774 253,218
a
Oceaneering International, Inc. ........................... United States 6,488 114,383
Schlumberger NV ..................................... United States 18,420 904,422

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
a
TechnipFMC plc ...................................... United Kingdom 3,928 $ 53,617
1,325,640
Financial Services 5.9%
a,c
Adyen NV, 144A, Reg S ................................ Netherlands 1,233 1,964,788
Mastercard, Inc., A .................................... United States 10,486 3,810,717
a
Toast, Inc., A ......................................... United States 3,094 54,919
Visa, Inc., A .......................................... United States 6,154 1,387,481
7,217,905
Ground Transportation 0.2%
a
Uber Technologies, Inc. ................................. United States 7,563 239,747
Health Care Equipment & Supplies 5.2%
a
Dexcom, Inc. ......................................... United States 1,811 210,402
a
Edwards Lifesciences Corp. ............................. United States 3,029 250,589
a
Haemonetics Corp. .................................... United States 554 45,844
a
IDEXX Laboratories, Inc. ................................ United States 4,468 2,234,357
a
Inmode Ltd. ......................................... United States 454 14,510
a
Inspire Medical Systems, Inc. ............................ United States 4,920 1,151,624
a
Insulet Corp. ......................................... United States 2,146 684,488
a
Intuitive Surgical, Inc. .................................. United States 6,157 1,572,929
Stryker Corp. ........................................ United States 599 170,997
6,335,740
Health Care Providers & Services 1.2%
UnitedHealth Group, Inc. ................................ United States 3,077 1,454,159
Health Care Technology 0.4%
a
Veeva Systems, Inc., A ................................. United States 2,751 505,606
Hotels, Restaurants & Leisure 0.6%
a
Airbnb, Inc., A ........................................ United States 3,047 379,047
a
Booking Holdings, Inc. ................................. United States 153 405,819
784,866
Interactive Media & Services 3.2%
a
Alphabet, Inc., A ...................................... United States 37,013 3,839,358
IT Services 2.1%
a
Cloudflare, Inc., A ..................................... United States 2,458 151,560
a
MongoDB, Inc. ....................................... United States 4,609 1,074,450
a
Shopify, Inc., A ....................................... Canada 19,965 957,186
a
Snowflake, Inc., A ..................................... United States 2,744 423,372
2,606,568
Life Sciences Tools & Services 6.9%
Danaher Corp. ....................................... United States 12,334 3,108,661
Lonza Group AG ...................................... Switzerland 1,226 738,092
a
Repligen Corp. ....................................... United States 5,837 982,717
Thermo Fisher Scientific, Inc. ............................ United States 6,167 3,554,474
8,383,944
Pharmaceuticals 1.6%
AstraZeneca plc, ADR .................................. United Kingdom 14,443 1,002,489
Eli Lilly & Co. ........................................ United States 1,993 684,436
a
Jazz Pharmaceuticals plc ............................... United States 1,354 198,131
1,885,056

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 0.3%
a
CoStar Group, Inc. .................................... United States 4,868 $ 335,162
Semiconductors & Semiconductor Equipment 16.3%
Analog Devices, Inc. ................................... United States 12,328 2,431,328
ASM International NV .................................. Netherlands 1,377 558,951
ASML Holding NV, ADR ................................ Netherlands 4,780 3,253,794
a
Enphase Energy, Inc. .................................. United States 3,064 644,298
Entegris, Inc. ......................................... United States 6,116 501,573
a
First Solar, Inc. ....................................... United States 132 28,710
Intel Corp. ........................................... United States 2,922 95,462
KLA Corp. ........................................... United States 3,384 1,350,792
Lam Research Corp. ................................... United States 3,294 1,746,215
a
Lattice Semiconductor Corp. ............................. United States 4,578 437,199
Monolithic Power Systems, Inc. ........................... United States 3,232 1,617,745
NVIDIA Corp. ........................................ United States 24,687 6,857,308
a
SolarEdge Technologies, Inc. ............................ United States 909 276,291
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 411 38,231
19,837,897
Software 27.0%
a
Adobe, Inc. .......................................... United States 605 233,149
a
ANSYS, Inc. ......................................... United States 3,691 1,228,365
a
Aspen Technology, Inc. ................................. United States 3,065 701,487
a
Atlassian Corp., A ..................................... United States 4,186 716,518
a
Cadence Design Systems, Inc. ........................... United States 14,183 2,979,706
Constellation Software, Inc. .............................. Canada 183 344,027
a
Datadog, Inc., A ...................................... United States 8,264 600,462
a
Descartes Systems Group, Inc. (The) ...................... Canada 3,026 243,926
a
Gitlab, Inc., A ........................................ United States 7,733 265,165
a
HubSpot, Inc. ........................................ United States 3,694 1,583,802
Intuit, Inc. ........................................... United States 6,165 2,748,542
a,c
Lumine Group, Inc., Reg S .............................. Canada 531 5,779
Microsoft Corp. ....................................... United States 25,923 7,473,601
a
Monday.com Ltd. ...................................... United States 4,596 656,079
a
Palo Alto Networks, Inc. ................................ United States 6,151 1,228,601
a
Paycom Software, Inc. ................................. United States 1,526 463,919
a
Paylocity Holding Corp. ................................. United States 1,517 301,549
a
Procore Technologies, Inc. .............................. United States 6,095 381,730
Roper Technologies, Inc. ................................ United States 3,076 1,355,562
a
Salesforce, Inc. ....................................... United States 6,150 1,228,647
a
ServiceNow, Inc. ...................................... United States 7,091 3,295,329
a
Synopsys, Inc. ....................................... United States 7,707 2,976,829
a
Tyler Technologies, Inc. ................................. United States 1,528 541,890
a
Workday, Inc., A ...................................... United States 6,150 1,270,221
a
Xero Ltd. ............................................ New Zealand 285 17,287
32,842,172
Specialized REITs 0.5%
Crown Castle, Inc. ..................................... United States 579 77,494
SBA Communications Corp. ............................. United States 1,833 478,541
556,035
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc. .......................................... United States 15,411 2,541,274
Trading Companies & Distributors 0.1%
Fastenal Co. ......................................... United States 1,759 94,880
Total Common Stocks (Cost $79,993,855) ......................................
113,971,324

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin DynaTech VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.2%
Life Sciences Tools & Services 0.2%
d
Sartorius AG, 0.37% ................................... Germany 571 $ 240,663
Total Preferred Stocks (Cost $237,386) .........................................
240,663
Total Long Term Investments (Cost $80,231,241) ................................
114,211,987
a
Short Term Investments 6.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 6.1%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 7,363,695 7,363,695
Total Money Market Funds (Cost $7,363,695) ...................................
7,363,695
a a a
Investments from Cash Collateral Received for
Loaned Securities 0.0%
Money Market Funds 0.0%
†
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 63,718 63,718
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $63,718) ...............................................................
63,718
Total Short Term Investments (Cost $7,427,413 ) .................................
7,427,413
a
Total Investments (Cost $87,658,654) 100.1% ...................................
$121,639,400
Other Assets, less Liabilities (0.1)% ...........................................
(165,059)
Net Assets 100.0% ...........................................................
$121,474,341
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $1,970,567, representing 1.6% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin Global Real Estate VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.2%
Diversified REITs 2.3%
H&R Real Estate Investment Trust ........................ Canada 82,998 $ 773,731
Merlin Properties Socimi SA ............................. Spain 91,043 796,614
NTT UD REIT Investment Corp. .......................... Japan 959 975,924
2,546,269
Diversified Telecommunication Services 0.8%
a
Cellnex Telecom SA, 144A, Reg S ......................... Spain 22,351 869,218
Health Care REITs 6.3%
Aedifica SA .......................................... Belgium 14,035 1,130,769
Healthcare Realty Trust, Inc. ............................. United States 39,027 754,392
Healthpeak Properties, Inc. .............................. United States 61,848 1,358,800
Welltower, Inc. ....................................... United States 51,075 3,661,567
6,905,528
Hotel & Resort REITs 3.7%
Host Hotels & Resorts, Inc. .............................. United States 97,347 1,605,252
Japan Hotel REIT Investment Corp. ........................ Japan 1,874 1,063,006
Ryman Hospitality Properties, Inc. ......................... United States 15,391 1,381,034
4,049,292
Industrial REITs 17.7%
Americold Realty Trust, Inc. .............................. United States 29,364 835,406
First Industrial Realty Trust, Inc. .......................... United States 25,808 1,372,985
GLP J-Reit .......................................... Japan 956 1,033,523
Goodman Group ...................................... Australia 124,195 1,576,133
Mapletree Logistics Trust ............................... Singapore 1,125,053 1,451,279
Prologis, Inc. ......................................... United States 69,755 8,703,331
Rexford Industrial Realty, Inc. ............................ United States 42,516 2,536,079
Segro plc ........................................... United Kingdom 185,673 1,768,827
19,277,563
Office REITs 8.2%
Alexandria Real Estate Equities, Inc. ....................... United States 18,208 2,286,743
Cousins Properties, Inc. ................................ United States 52,791 1,128,672
Derwent London plc ................................... United Kingdom 38,904 1,132,403
Gecina SA .......................................... France 9,911 1,028,815
Kenedix Office Investment Corp. .......................... Japan 506 1,170,616
Kilroy Realty Corp. .................................... United States 14,710 476,604
Nippon Building Fund, Inc. .............................. Japan 168 699,412
Orix JREIT, Inc. ....................................... Japan 841 1,066,489
8,989,754
Real Estate Management & Development 13.3%
Capitaland Investment Ltd. .............................. Singapore 659,256 1,829,118
b
Castellum AB ........................................ Sweden 59,825 695,981
Catena AB .......................................... Sweden 14,629 544,433
CK Asset Holdings Ltd. ................................. Hong Kong 97,879 593,404
a
CTP NV, 144A, Reg S .................................. Netherlands 52,123 672,635
c
Fastighets AB Balder, B ................................. Sweden 187,286 769,469
Grainger plc ......................................... United Kingdom 263,099 756,284
Mitsui Fudosan Co. Ltd. ................................ Japan 150,562 2,828,649
b
Nomura Real Estate Holdings, Inc. ........................ Japan 56,889 1,259,918
Shurgard Self Storage Ltd. .............................. Belgium 18,121 866,703
Sun Hung Kai Properties Ltd. ............................ Hong Kong 156,541 2,193,064
Vonovia SE .......................................... Germany 81,431 1,533,808
14,543,466

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 15.8%
American Homes 4 Rent, A .............................. United States 83,866 $ 2,637,586
AvalonBay Communities, Inc. ............................ United States 17,637 2,964,074
Boardwalk Real Estate Investment Trust .................... Canada 24,138 984,736
Camden Property Trust ................................. United States 23,646 2,479,047
Canadian Apartment Properties REIT ...................... Canada 46,219 1,621,221
Equity LifeStyle Properties, Inc. ........................... United States 33,290 2,234,758
UDR, Inc. ........................................... United States 68,871 2,827,843
UNITE Group plc (The) ................................. United Kingdom 122,802 1,454,984
17,204,249
Retail REITs 15.7%
CapitaLand Integrated Commercial Trust .................... Singapore 935,217 1,394,811
Link REIT ........................................... Hong Kong 277,603 1,785,041
NETSTREIT Corp. .................................... United States 55,543 1,015,326
Realty Income Corp. ................................... United States 56,833 3,598,666
Regency Centers Corp. ................................. United States 41,073 2,512,846
Region RE Ltd. ....................................... Australia 393,631 621,721
RPT Realty .......................................... United States 49,192 467,816
Scentre Group ....................................... Australia 834,572 1,544,978
Shaftesbury Capital plc ................................. United Kingdom 498,539 705,460
Simon Property Group, Inc. .............................. United States 15,608 1,747,628
Spirit Realty Capital, Inc. ................................ United States 45,029 1,793,955
17,188,248
Specialized REITs 15.4%
CubeSmart .......................................... United States 33,468 1,546,891
Equinix, Inc. ......................................... United States 7,751 5,588,781
Life Storage, Inc. ...................................... United States 5,658 741,707
National Storage REIT ................................. Australia 570,077 965,615
Public Storage ....................................... United States 13,789 4,166,208
SBA Communications Corp. ............................. United States 3,194 833,858
VICI Properties, Inc. ................................... United States 90,355 2,947,380
16,790,440
Total Common Stocks (Cost $88,500,453) ......................................
108,364,027
Short Term Investments 2.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 0.5%
d
Joint Repurchase Agreement, 4.741%, 4/03/23 (Maturity Value
$594,152)
BNP Paribas Securities Corp. (Maturity Value $237,726)
Deutsche Bank Securities, Inc. (Maturity Value $130,583)
HSBC Securities (USA), Inc. (Maturity Value $225,843)
Collateralized by U.S. Government and Agency Securities, 2.63%
- 7%, 12/21/33 - 12/20/52; U.S. Government and Agency Strips,
7/15/26 - 9/15/26; U.S. Treasury Bonds, 6% - 7.63%, 2/15/25
- 2/15/27; and U.S. Treasury Notes, 0.25%, 5/15/24 (valued at
$605,802) ......................................... 593,917 593,917
Total Repurchase Agreements (Cost $593,917) ..................................
593,917

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Global Real Estate VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 173 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.7%
Money Market Funds 1.7%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 1,849,000 $ 1,849,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,849,000) ............................................................
1,849,000
Total Short Term Investments (Cost $2,442,917 ) .................................
2,442,917
a
Total Investments (Cost $90,943,370) 101.4% ...................................
$110,806,944
Other Assets, less Liabilities (1.4)% ...........................................
(1,525,160)
Net Assets 100.0% ...........................................................
$109,281,784
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $1,541,853, representing 1.4% of net assets.
b
A portion or all of the security is on loan at March 31, 2023.
c
Non-income producing.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2023, all repurchase agreements had been entered into on that date.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin Growth and Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 81.1%
Aerospace & Defense 3.5%
L3Harris Technologies, Inc. .............................. United States 970 $ 190,353
Lockheed Martin Corp. ................................. United States 185 87,455
Raytheon Technologies Corp. ............................ United States 12,490 1,223,145
1,500,953
Air Freight & Logistics 2.7%
United Parcel Service, Inc., B ............................ United States 5,800 1,125,142
Banks 6.9%
Bank of America Corp. ................................. United States 29,510 843,986
JPMorgan Chase & Co. ................................. United States 12,761 1,662,886
Truist Financial Corp. .................................. United States 11,530 393,173
2,900,045
Beverages 3.7%
Coca-Cola Co. (The) ................................... United States 10,515 652,245
PepsiCo, Inc. ........................................ United States 5,085 926,996
1,579,241
Capital Markets 6.2%
Ares Management Corp. ................................ United States 7,660 639,150
BlackRock, Inc. ....................................... United States 880 588,826
Morgan Stanley ....................................... United States 16,031 1,407,522
2,635,498
Chemicals 1.3%
BASF SE ........................................... Germany 5,245 275,368
Huntsman Corp. ...................................... United States 10,403 284,626
559,994
Commercial Services & Supplies 0.2%
Republic Services, Inc. ................................. United States 610 82,484
Communications Equipment 2.2%
Cisco Systems, Inc. ................................... United States 18,200 951,405
Consumer Finance 0.4%
American Express Co. ................................. United States 1,140 188,043
Consumer Staples Distribution & Retail 2.8%
Target Corp. ......................................... United States 3,870 640,988
Walmart, Inc. ........................................ United States 3,730 549,989
1,190,977
Diversified Telecommunication Services 0.2%
TELUS Corp. ........................................ Canada 5,300 105,208
Electric Utilities 5.3%
Duke Energy Corp. .................................... United States 10,915 1,052,970
Entergy Corp. ........................................ United States 1,765 190,161
Evergy, Inc. .......................................... United States 5,405 330,354
NextEra Energy, Inc. ................................... United States 8,940 689,095
2,262,580
Electrical Equipment 2.0%
Eaton Corp. plc ....................................... United States 3,730 639,098
Emerson Electric Co. .................................. United States 2,360 205,651
844,749
Financial Services 1.9%
Apollo Global Management, Inc. .......................... United States 12,535 791,711

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products 1.0%
Mondelez International, Inc., A ............................ United States 5,840 $ 407,165
Ground Transportation 1.1%
Norfolk Southern Corp. ................................. United States 2,278 482,936
Health Care Equipment & Supplies 2.1%
Medtronic plc ........................................ United States 10,960 883,595
Health Care Providers & Services 3.6%
HCA Healthcare, Inc. ................................... United States 3,110 820,045
UnitedHealth Group, Inc. ................................ United States 1,510 713,611
1,533,656
Health Care REITs 0.9%
Healthpeak Properties, Inc. .............................. United States 16,493 362,351
Hotels, Restaurants & Leisure 1.2%
McDonald's Corp. ..................................... United States 1,785 499,104
Household Products 2.9%
Procter & Gamble Co. (The) ............................. United States 8,185 1,217,028
Industrial REITs 0.1%
Prologis, Inc. ......................................... United States 340 42,422
Insurance 0.2%
Arthur J Gallagher & Co. ................................ United States 465 88,959
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc. ............................ United States 946 545,246
Machinery 1.0%
Caterpillar, Inc. ....................................... United States 770 176,207
Illinois Tool Works, Inc. ................................. United States 950 231,277
407,484
Media 0.9%
Comcast Corp., A ..................................... United States 10,085 382,322
Oil, Gas & Consumable Fuels 9.3%
Canadian Natural Resources Ltd. ......................... Canada 4,680 259,038
Chevron Corp. ....................................... United States 9,173 1,496,667
EOG Resources, Inc. .................................. United States 7,050 808,141
Shell plc, ADR ........................................ Netherlands 14,060 809,012
Suncor Energy, Inc. .................................... Canada 18,370 570,389
3,943,247
Pharmaceuticals 6.4%
AstraZeneca plc, ADR .................................. United Kingdom 7,170 497,670
Bristol-Myers Squibb Co. ................................ United States 4,850 336,153
Johnson & Johnson ................................... United States 9,565 1,482,575
Pfizer, Inc. ........................................... United States 9,530 388,824
2,705,222
Residential REITs 1.2%
Mid-America Apartment Communities, Inc. .................. United States 3,250 490,880
Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc. ....................................... United States 1,670 1,071,372
Texas Instruments, Inc. ................................. United States 2,045 380,390
1,451,762

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 2.6%
Oracle Corp. ......................................... United States 11,655 $ 1,082,983
Specialized REITs 0.2%
Public Storage ....................................... United States 300 90,642
Specialty Retail 1.6%
Lowe's Cos., Inc. ...................................... United States 1,680 335,949
Tractor Supply Co. .................................... United States 1,390 326,706
662,655
Water Utilities 0.8%
Essential Utilities, Inc. .................................. United States 7,439 324,712
Total Common Stocks (Cost $23,709,374) ......................................
34,322,401
Equity-Linked Securities 8.6%
Banks 0.5%
a
UBS AG into Bank of America Corp., 144A, 7%, 11/22/23 ....... United States 7,700 228,971
Broadline Retail 0.7%
a
Citigroup Global Markets Holdings, Inc. into Amazon.com, Inc., 144A,
6.25%, 5/12/23 ..................................... United States 140 291,560
Chemicals 1.2%
a
Citigroup Global Markets Holdings, Inc. into Huntsman Corp., 144A,
8.75%, 4/21/23 ..................................... United States 7,200 198,189
a
Royal Bank of Canada into Linde plc, 144A, 6.5%, 11/29/23 ...... United States 900 318,508
516,697
Consumer Finance 0.7%
a
BofA Finance LLC into American Express Co., 144A, 7.25%, 2/12/24 United States 1,800 287,204
Electrical Equipment 0.7%
a
Royal Bank of Canada into Eaton Corp. plc, 144A, 6.25%, 9/15/23 United States 1,900 305,868
Health Care Providers & Services 0.7%
a
Royal Bank of Canada into HCA Healthcare, Inc., 144A, 7.25%,
8/09/23 ........................................... United States 1,300 308,590
Industrial REITs 0.6%
a
Barclays Bank plc into Prologis, Inc., 144A, 7.5%, 12/29/23 ...... United States 2,200 268,855
Interactive Media & Services 0.8%
a
Goldman Sachs International Bank into Alphabet, Inc., 144A, 6.25%,
3/28/24 ........................................... United States 3,200 325,153
Life Sciences Tools & Services 0.7%
a
Goldman Sachs International Bank into Thermo Fisher Scientific,
Inc., 144A, 6.25%, 9/25/23 ............................. United States 500 285,504
Machinery 0.7%
a
Citigroup Global Markets Holdings, Inc. into Caterpillar, Inc., 144A,
8.5%, 10/17/23 ..................................... United States 1,400 285,885
Oil, Gas & Consumable Fuels 0.7%
a
BNP Paribas Issuance BV into Canadian Natural Resources Ltd.,
144A, 9.5%, 1/12/24 ................................. Canada 5,300 297,431
Specialty Retail 0.6%
a
Citigroup Global Markets Holdings, Inc. into Tractor Supply Co.,
144A, 7.25%, 6/09/23 ................................. United States 1,100 237,387
Total Equity-Linked Securities (Cost $3,640,354) ................................
3,639,105

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Growth and Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

s
See Abbreviations on page 173 .
a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 6.2%
Capital Markets 1.1%
KKR Group Co., Inc., 6%, C ............................. United States 7,305 $ 463,502
Electric Utilities 0.9%
NextEra Energy, Inc., 6.926% ............................ United States 7,700 356,895
Health Care Equipment & Supplies 2.7%
Becton Dickinson & Co., 6%, B ........................... United States 6,920 344,062
Boston Scientific Corp., 5.5%, A .......................... United States 6,585 797,049
1,141,111
Life Sciences Tools & Services 1.5%
Danaher Corp., 5%, B .................................. United States 505 643,547
Total Convertible Preferred Stocks (Cost $2,784,544) ............................
2,605,055
Total Long Term Investments (Cost $30,134,272) ................................
40,566,561
a
Short Term Investments 4.3%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 4.3%
b
Joint Repurchase Agreement, 4.741%, 4/03/23 (Maturity Value
$1,838,668)
BNP Paribas Securities Corp. (Maturity Value $735,670)
Deutsche Bank Securities, Inc. (Maturity Value $404,102)
HSBC Securities (USA), Inc. (Maturity Value $698,896)
Collateralized by U.S. Government and Agency Securities, 2.63%
- 7%, 12/21/33 - 12/20/52; U.S. Government and Agency Strips,
7/15/26 - 9/15/26; U.S. Treasury Bonds, 6% - 7.63%, 2/15/25
- 2/15/27; and U.S. Treasury Notes, 0.25%, 5/15/24 (valued at
$1,874,723) ........................................ 1,837,942 1,837,942
Total Repurchase Agreements (Cost $1,837,942) ................................
1,837,942
Total Short Term Investments (Cost $1,837,942 ) .................................
1,837,942
a
Total Investments (Cost $31,972,214) 100.2% ...................................
$42,404,503
Other Assets, less Liabilities (0.2)% ...........................................
(104,021)
Net Assets 100.0% ...........................................................
$42,300,482
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $3,639,105, representing 8.6% of net assets.
b
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2023, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 23.5%
Aerospace & Defense 2.2%
Lockheed Martin Corp. ................................. United States 65,000 $ 30,727,450
Northrop Grumman Corp. ............................... United States 35,000 16,160,200
Raytheon Technologies Corp. ............................ United States 225,000 22,034,250
68,921,900
Air Freight & Logistics 0.5%
United Parcel Service, Inc., B ............................ United States 85,000 16,489,150
Banks 3.4%
Bank of America Corp. ................................. United States 875,000 25,025,000
Citigroup, Inc. ........................................ United States 250,000 11,722,500
Fifth Third Bancorp .................................... United States 300,000 7,992,000
JPMorgan Chase & Co. ................................. United States 240,000 31,274,400
PNC Financial Services Group, Inc. (The) ................... United States 25,000 3,177,500
Truist Financial Corp. .................................. United States 495,000 16,879,500
US Bancorp ......................................... United States 325,000 11,716,250
107,787,150
Biotechnology 0.9%
AbbVie, Inc. ......................................... United States 70,000 11,155,900
Amgen, Inc. ......................................... United States 70,000 16,922,500
28,078,400
Capital Markets 1.1%
Goldman Sachs Group, Inc. (The) ......................... United States 26,054 8,522,524
Morgan Stanley ....................................... United States 310,000 27,218,000
35,740,524
Communications Equipment 0.6%
Cisco Systems, Inc. ................................... United States 350,000 18,296,250
Consumer Staples Distribution & Retail 0.3%
Target Corp. ......................................... United States 50,000 8,281,500
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc. ............................ United States 400,000 15,556,000
Electric Utilities 2.2%
American Electric Power Co., Inc. ......................... United States 100,000 9,099,000
Duke Energy Corp. .................................... United States 150,000 14,470,500
Edison International ................................... United States 250,000 17,647,500
Southern Co. (The) .................................... United States 400,000 27,832,000
69,049,000
Ground Transportation 0.6%
Union Pacific Corp. .................................... United States 100,000 20,126,000
Household Products 0.6%
Procter & Gamble Co. (The) ............................. United States 120,000 17,842,800
Metals & Mining 0.8%
Rio Tinto plc, ADR ..................................... Australia 365,529 25,075,289
Multi-Utilities 1.5%
Dominion Energy, Inc. .................................. United States 400,000 22,364,000
DTE Energy Co. ...................................... United States 100,000 10,954,000
Sempra Energy ....................................... United States 90,000 13,604,400
46,922,400
Oil, Gas & Consumable Fuels 3.5%
BP plc, ADR ......................................... United Kingdom 300,000 11,382,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Chevron Corp. ....................................... United States 250,000 $ 40,790,000
Exxon Mobil Corp. ..................................... United States 250,000 27,415,000
Shell plc, ADR ........................................ Netherlands 200,000 11,508,000
TotalEnergies SE, ADR ................................. France 300,000 17,715,000
108,810,000
Pharmaceuticals 1.0%
a
Bausch Health Cos., Inc. ................................ United States 750,000 6,075,000
Johnson & Johnson ................................... United States 100,000 15,500,000
Pfizer, Inc. ........................................... United States 275,000 11,220,000
32,795,000
Semiconductors & Semiconductor Equipment 2.9%
Broadcom, Inc. ....................................... United States 30,000 19,246,200
QUALCOMM, Inc. ..................................... United States 45,000 5,741,100
b
Texas Instruments, Inc. ................................. United States 363,966 67,701,316
92,688,616
Specialty Retail 0.3%
Home Depot, Inc. (The) ................................. United States 32,000 9,443,840
Tobacco 0.6%
Philip Morris International, Inc. ........................... United States 200,000 19,450,000
Total Common Stocks (Cost $544,303,950) .....................................
741,353,819
Equity-Linked Securities 13.8%
Automobiles 0.2%
c
Barclays Bank plc into Ford Motor Co., 144A, 12%, 2/09/24 ...... United States 590,500 7,400,941
Banks 1.7%
c
Barclays Bank plc into JPMorgan Chase & Co., 144A, 8%, 9/08/23 United States 187,500 23,933,173
c
J.P. Morgan Structured Products BV into Bank of America Corp.,
144A, 9.5%, 5/12/23 ................................. United States 250,000 7,230,355
c
JPMorgan Chase Bank NA into Bank of America Corp., 144A, 9%,
2/02/24 ........................................... United States 328,400 9,801,847
c
Royal Bank of Canada into Bank of America Corp., 144A, 8.5%,
8/14/23 ........................................... United States 450,000 13,194,410
54,159,785
Biotechnology 0.6%
c
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 3/12/24 ... United States 128,500 20,370,028
Broadline Retail 0.6%
c
Royal Bank of Canada into Amazon.com, Inc., 144A, 10%, 4/05/24 United States 176,390 17,660,881
Capital Markets 0.3%
c
BNP Paribas Issuance BV into Morgan Stanley, 144A, 8%, 5/22/23 United States 125,000 10,973,485
Chemicals 0.3%
c
JPMorgan Chase Bank NA into LyondellBasell Industries NV, 144A,
11%, 1/22/24 ....................................... United States 110,000 10,215,198
Containers & Packaging 0.5%
c
Mizuho Markets Cayman LP into International Paper Co., 144A,
10.5%, 12/15/23 ..................................... United States 400,000 14,585,349
Electric Utilities 0.7%
c
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 8%,
3/19/24 ........................................... United States 200,000 14,744,093

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Electric Utilities (continued)
c
National Bank of Canada into NextEra Energy, Inc., 144A, 8.5%,
12/05/23 .......................................... United States 102,000 $ 7,798,671
22,542,764
Entertainment 0.4%
c
Royal Bank of Canada into Walt Disney Co. (The), 144A, 10%,
5/26/23 ........................................... United States 139,700 14,141,283
Financial Services 0.2%
c
UBS AG into Fidelity National Information Services, Inc., 144A, 10%,
10/19/23 .......................................... United States 100,000 5,712,338
Ground Transportation 0.5%
c
Merrill Lynch International & Co. CV into Union Pacific Corp., 144A,
Reg S, 9%, 11/01/23 ................................. United States 50,750 10,257,120
c
UBS AG into Union Pacific Corp., 144A, 8%, 3/13/24 ........... United States 20,000 3,949,455
14,206,575
Industrial Conglomerates 0.3%
c
Goldman Sachs International Bank into Honeywell International, Inc.,
144A, 8.5%, 4/04/23 ................................. United States 45,400 8,567,655
Insurance 0.8%
c
Royal Bank of Canada into MetLife, Inc., 144A, 9%, 9/22/23 ..... United States 420,000 24,838,384
Interactive Media & Services 0.3%
c
Citigroup Global Markets Holdings, Inc. into Alphabet, Inc., 144A,
9%, 6/22/23 ........................................ United States 4,800 10,009,886
Machinery 0.5%
c
National Bank of Canada into Cummins, Inc., 144A, 8.5%, 2/13/24 United States 69,700 16,853,527
Media 0.9%
c
BNP Paribas Issuance BV into Comcast Corp., 144A, 8.5%, 8/10/23 United States 700,000 26,915,773
Metals & Mining 0.5%
c
Goldman Sachs International Bank into Newmont Corp., 144A, 10%,
7/05/23 ........................................... United States 100,000 4,974,422
c
Royal Bank of Canada into Barrick Gold Corp., 144A, 11%, 3/07/24 Canada 574,000 10,698,127
15,672,549
Oil, Gas & Consumable Fuels 0.7%
c
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9.5%, 2/22/24 ................................. United States 123,425 13,661,918
c
Merrill Lynch International & Co. CV into Chevron Corp., 144A, 10%,
12/04/23 .......................................... United States 47,600 7,751,539
21,413,457
Pharmaceuticals 0.9%
c
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
8.5%, 12/04/23 ..................................... United States 240,000 17,238,325
c
Societe Generale SA into Pfizer, Inc., 144A, 8.5%, 6/09/23 ...... United States 260,000 10,702,598
27,940,923
Semiconductors & Semiconductor Equipment 2.9%
c
Goldman Sachs International Bank into Intel Corp., 144A, 10%,
8/09/23 ........................................... United States 650,000 21,490,729
c
Merrill Lynch International & Co. CV into Broadcom, Inc., 144A, 10%,
12/05/23 .......................................... United States 35,000 19,126,759
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 6/26/23 ....................................... United States 100,000 7,896,645

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Equity-Linked Securities
(continued)
Semiconductors & Semiconductor Equipment (continued)
c
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 11/03/23 ...................................... United States 144,400 $ 10,650,796
c
Royal Bank of Canada into Analog Devices, Inc., 144A, 10%, 5/19/23 United States 178,000 31,145,830
90,310,759
Total Equity-Linked Securities (Cost $450,502,737) ..............................
434,491,540
Convertible Preferred Stocks 0.4%
Electric Utilities 0.3%
NextEra Energy, Inc., 6.219% ............................ United States 230,200 11,242,968
Financial Services 0.1%
FNMA, 5.375% ....................................... United States 475 3,027,887
a
Total Convertible Preferred Stocks (Cost $48,949,828) ...........................
14,270,855
Principal
Amount
*
Corporate Bonds 47.7%
Aerospace & Defense 2.2%
Boeing Co. (The) ,
Senior Note, 5.04%, 5/01/27 ........................... United States 11,500,000 11,591,056
Senior Note, 5.15%, 5/01/30 ........................... United States 25,000,000 25,169,283
Raytheon Technologies Corp. , Senior Note , 3.95% , 8/16/25 ......
United States 7,500,000 7,416,436
TransDigm, Inc. ,
Senior Note, 6.375%, 6/15/26 .......................... United States 10,000,000 9,785,550
c
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 11,000,000 11,021,175
c
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 5,000,000 5,056,250
70,039,750
Automobile Components 0.7%
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 11,945,000 8,073,402
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 15,000,000 13,420,200
21,493,602
Automobiles 0.8%
Ford Motor Co. ,
Senior Bond, 3.25%, 2/12/32 ........................... United States 3,000,000 2,362,100
Senior Bond, 6.1%, 8/19/32 ............................ United States 3,000,000 2,911,383
d
Senior Note, 4.346%, 12/08/26 ......................... United States 7,000,000 6,808,917
General Motors Co. ,
Senior Bond, 5.6%, 10/15/32 ........................... United States 5,000,000 4,900,548
Senior Bond, 5.15%, 4/01/38 ........................... United States 7,500,000 6,772,029
23,754,977
Banks 3.3%
Bank of America Corp. ,
e
AA, Junior Sub. Bond, 6.1% to 3/16/25, FRN thereafter, Perpetual United States 8,000,000 7,862,640
e
X, Junior Sub. Bond, 6.25% to 9/04/24, FRN thereafter, Perpetual United States 6,000,000 5,872,500
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 5,000,000 4,649,532
Barclays plc ,
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 15,000,000 14,710,302
Senior Bond, 7.437% to 11/01/32, FRN thereafter, 11/02/33 .... United Kingdom 10,000,000 11,062,883
Senior Note, 5.501% to 8/08/27, FRN thereafter, 8/09/28 ...... United Kingdom 2,300,000 2,269,928
Citigroup, Inc. ,
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ..... United States 12,000,000 12,988,311

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc., (continued)
Sub. Bond, 4.125%, 7/25/28 ........................... United States 12,500,000 $ 11,813,346
d,e
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 7/31/23, FRN
thereafter , Perpetual ................................. United States 3,200,000 3,140,000
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 8,000,000 8,424,897
Truist Financial Corp. , Sub. Bond , 4.916% to 7/27/32, FRN
thereafter , 7/28/33 ................................... United States 4,000,000 3,731,358
US Bancorp , Senior Bond , 5.85% to 10/20/32, FRN thereafter ,
10/21/33 .......................................... United States 10,000,000 10,453,559
Wells Fargo & Co. , Senior Note , 3.196% to 6/16/26, FRN thereafter ,
6/17/27 ........................................... United States 8,000,000 7,528,616
104,507,872
Biotechnology 0.7%
AbbVie, Inc. , Senior Note , 3.8% , 3/15/25 ....................
United States 10,500,000 10,333,729
Amgen, Inc. , Senior Note , 5.25% , 3/02/30 ...................
United States 10,000,000 10,231,312
20,565,041
Broadline Retail 0.1%
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 4,000,000 3,802,171
Building Products 0.3%
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 8,000,000 7,416,000
Carrier Global Corp. , Senior Note , 2.722% , 2/15/30 ............
United States 2,500,000 2,188,855
9,604,855
Capital Markets 0.6%
Goldman Sachs Group, Inc. (The) , Senior Note , 3.272% to 9/28/24,
FRN thereafter , 9/29/25 ............................... United States 9,000,000 8,736,754
Morgan Stanley , Senior Bond , 6.342% to 10/17/32, FRN thereafter ,
10/18/33 .......................................... United States 8,650,000 9,455,028
18,191,782
Chemicals 1.4%
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 12,000,000 12,085,492
c
Consolidated Energy Finance SA , Senior Note , 144A, 6.5% , 5/15/26 Switzerland 10,000,000 9,424,133
c
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 10,000,000 8,032,318
c
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ..................... United States 10,000,000 8,287,700
Senior Secured Note, 144A, 4.875%, 5/01/28 .............. United States 7,900,000 7,052,488
44,882,131
Commercial Services & Supplies 0.4%
c
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,000,000 13,443,900
Communications Equipment 1.2%
c
CommScope Technologies LLC ,
Senior Note, 144A, 6%, 6/15/25 ........................ United States 15,602,868 14,709,384
Senior Note, 144A, 5%, 3/15/27 ........................ United States 2,500,000 1,831,000
c
CommScope, Inc. ,
Senior Note, 144A, 8.25%, 3/01/27 ...................... United States 18,000,000 14,760,000
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 2,141,000 1,581,706
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 5,000,000 4,831,025
37,713,115

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Construction & Engineering 0.1%
Quanta Services, Inc. , Senior Bond , 2.9% , 10/01/30 ...........
United States 4,287,000 $ 3,700,552
Consumer Finance 2.5%
Capital One Financial Corp. ,
Senior Note, 4.927% to 5/09/27, FRN thereafter, 5/10/28 ...... United States 10,398,356 9,999,619
Senior Note, 3.273% to 2/28/29, FRN thereafter, 3/01/30 ...... United States 7,000,000 5,969,614
Senior Note, 5.247% to 7/25/29, FRN thereafter, 7/26/30 ...... United States 6,070,000 5,735,992
Sub. Note, 4.2%, 10/29/25 ............................ United States 8,000,000 7,465,357
Ford Motor Credit Co. LLC ,
Senior Note, 5.125%, 6/16/25 .......................... United States 20,000,000 19,604,904
Senior Note, 4.95%, 5/28/27 ........................... United States 15,000,000 14,329,500
Senior Note, 7.35%, 3/06/30 ........................... United States 1,500,000 1,542,750
General Motors Financial Co., Inc. ,
d
Senior Bond, 6.4%, 1/09/33 ............................ United States 5,000,000 5,160,539
Senior Note, 2.4%, 4/10/28 ............................ United States 6,000,000 5,242,971
Senior Note, 4.3%, 4/06/29 ............................ United States 5,000,000 4,651,992
79,703,238
Consumer Staples Distribution & Retail 0.1%
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 4,000,000 4,010,727
Containers & Packaging 1.3%
c
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Secured Note , 144A, 4.125% , 8/15/26 .................... United States 5,000,000 4,669,275
c
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 20,432,000 18,899,600
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 14,300,000 14,312,942
c
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 5,000,000 4,496,075
42,377,892
Diversified REITs 0.3%
VICI Properties LP , Senior Bond , 5.125% , 5/15/32 .............
United States 10,000,000 9,430,400
Diversified Telecommunication Services 0.4%
c
Altice France SA , Senior Secured Note , 144A, 5.5% , 10/15/29 ... France 11,500,000 8,803,893
c
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5% , 2/01/28 ................................... United States 5,153,000 4,759,903
13,563,796
Electric Utilities 0.7%
Pacific Gas and Electric Co. , Senior Bond , 4.55% , 7/01/30 ......
United States 5,000,000 4,688,096
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 .............
United States 10,000,000 10,526,361
c
Vistra Operations Co. LLC , Senior Note , 144A, 4.375% , 5/01/29 .. United States 8,255,000 7,320,413
22,534,870
Electrical Equipment 0.2%
c
Regal Rexnord Corp. , Senior Note , 144A, 6.05% , 4/15/28 ....... United States 5,000,000 5,005,880
Energy Equipment & Services 0.5%
c
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 1,055,000 1,083,551
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 14,500,000 14,847,420
15,930,971
Entertainment 1.1%
Netflix, Inc. , Senior Bond , 4.875% , 4/15/28 ..................
United States 22,000,000 21,909,800
c
Warnermedia Holdings, Inc. ,
Senior Bond, 144A, 4.279%, 3/15/32 ..................... United States 6,500,000 5,807,873

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
c
Warnermedia Holdings, Inc., (continued)
Senior Note, 144A, 3.755%, 3/15/27 ..................... United States 6,500,000 $ 6,126,734
33,844,407
Financial Services 0.2%
c
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 ...... Australia 4,685,000 4,526,845
Food Products 0.2%
c
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond , 144A, 5.75% , 4/01/33 ...................... United States 8,000,000 7,660,000
Ground Transportation 0.4%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4.25% , 11/01/29 ...... United Kingdom 4,500,000 4,132,351
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 8,000,000 8,025,474
12,157,825
Health Care Equipment & Supplies 0.9%
c
GE HealthCare Technologies, Inc. , Senior Bond , 144A, 5.905% ,
11/22/32 .......................................... United States 7,500,000 7,993,019
c
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 4,000,000 3,474,270
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 20,000,000 17,373,200
28,840,489
Health Care Providers & Services 7.1%
Centene Corp. , Senior Note , 4.625% , 12/15/29 ...............
United States 10,000,000 9,411,400
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 52,000,000 32,255,600
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 20,000,000 12,423,400
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 40,000,000 38,700,000
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 9,698,000
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 10,000,000 7,853,500
CVS Health Corp. ,
Senior Bond, 4.3%, 3/25/28 ............................ United States 8,000,000 7,861,019
Senior Bond, 5.25%, 2/21/33 ........................... United States 5,000,000 5,105,009
c
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 2,500,000 1,974,300
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 20,000,000 17,090,000
HCA, Inc. , Senior Note , 5% , 3/15/24 .......................
United States 10,400,000 10,341,665
c
MPH Acquisition Holdings LLC ,
d
Senior Note, 144A, 5.75%, 11/01/28 ..................... United States 7,750,000 5,583,207
Senior Secured Note, 144A, 5.5%, 9/01/28 ................ United States 8,890,000 7,075,997
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 29,000,000 28,550,500
Senior Note, 6.125%, 10/01/28 ......................... United States 9,000,000 8,634,105
c
Senior Secured Note, 144A, 6.125%, 6/15/30 .............. United States 12,500,000 12,342,500
UnitedHealth Group, Inc. , Senior Bond , 5.35% , 2/15/33 .........
United States 10,000,000 10,637,338
225,537,540
Health Care REITs 0.3%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5%, 10/15/27 ............................ United States 7,750,000 6,382,939
Senior Bond, 3.5%, 3/15/31 ............................ United States 5,000,000 3,370,500
9,753,439

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 3.1%
c
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ........ United States 3,130,000 $ 2,845,483
c
Caesars Entertainment, Inc. ,
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 20,000,000 20,019,635
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 6,250,000 6,365,094
c
Carnival Corp. , Senior Note , 144A, 7.625% , 3/01/26 ........... United States 10,000,000 9,134,800
Expedia Group, Inc. , Senior Note , 5% , 2/15/26 ...............
United States 7,000,000 6,973,904
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note, 144A, 6.75%, 1/15/30 ...................... United States 4,100,000 3,376,883
Senior Secured Note, 144A, 4.625%, 1/15/29 .............. United States 7,000,000 6,151,950
McDonald's Corp. , Senior Bond , 4.6% , 9/09/32 ...............
United States 8,000,000 8,101,308
c
Penn Entertainment, Inc. , Senior Note , 144A, 4.125% , 7/01/29 ... United States 8,000,000 6,678,840
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 22,408,000 22,014,292
d
Senior Note, 144A, 5.25%, 5/15/27 ...................... United States 6,000,000 5,677,080
97,339,269
Independent Power and Renewable Electricity Producers 0.6%
c
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 5,000,000 4,584,551
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 5,000,000 4,644,093
c,e
Vistra Corp. , Junior Sub. Bond , 144A, 7% to 12/14/26, FRN
thereafter , Perpetual ................................. United States 12,500,000 11,012,938
20,241,582
Media 1.8%
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 2,800,000 2,102,520
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 7,500,000 5,337,000
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 5,000,000 4,492,700
c
CSC Holdings LLC , Senior Bond , 144A, 5.5% , 4/15/27 ......... United States 10,000,000 8,431,300
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 12,359,000 11,034,115
c
Senior Secured Note, 144A, 5.25%, 12/01/26 .............. United States 6,500,000 5,198,505
c
Stagwell Global LLC , Senior Note , 144A, 5.625% , 8/15/29 ....... United States 5,000,000 4,389,986
c
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 7,140,000 7,021,226
Senior Secured Note, 144A, 6.625%, 6/01/27 .............. United States 8,500,000 8,067,350
56,074,702
Metals & Mining 1.6%
c
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 8,500,000 7,574,943
ArcelorMittal SA , Senior Bond , 6.8% , 11/29/32 ................
Luxembourg 12,000,000 12,597,938
c
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 6.75% , 3/15/26 . United States 5,000,000 5,095,000
c
FMG Resources August 2006 Pty. Ltd. ,
Senior Bond, 144A, 4.375%, 4/01/31 ..................... Australia 6,000,000 5,271,090
Senior Note, 144A, 5.875%, 4/15/30 ..................... Australia 5,000,000 4,798,946
Freeport-McMoRan, Inc. , Senior Bond , 4.625% , 8/01/30 ........
United States 8,000,000 7,565,825
c
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 ...... Australia 10,000,000 8,382,502
51,286,244
Oil, Gas & Consumable Fuels 1.6%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 11%, 4/15/25 ........................ United States 15,000,000 15,513,352
Senior Note, 144A, 8.125%, 1/15/27 ..................... United States 8,820,000 8,404,942
Senior Secured Note, 144A, 9.25%, 7/15/24 ............... United States 5,185,000 5,215,721

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
Chesapeake Energy Corp. , Senior Note , 144A, 5.875% , 2/01/29 .. United States 9,500,000 $ 9,054,212
Occidental Petroleum Corp. , Senior Note , 6.625% , 9/01/30 ......
United States 6,000,000 6,324,510
Williams Cos., Inc. (The) , Senior Bond , 5.65% , 3/15/33 .........
United States 5,000,000 5,166,735
49,679,472
Passenger Airlines 0.7%
c
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 15,000,000 14,780,127
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 8,775,000 8,475,316
23,255,443
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 8,500,000 7,724,384
Pharmaceuticals 2.6%
c
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 6,374,000 6,326,195
c
Bausch Health Cos., Inc. ,
Senior Secured Note, 144A, 5.5%, 11/01/25 ............... United States 18,750,000 15,437,024
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 23,409,673 15,174,618
Senior Secured Note, 144A, 5.75%, 8/15/27 ............... United States 10,000,000 6,238,400
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 13,865,000 10,271,747
c
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 11,000,000 10,769,496
c,f
Endo Dac / Endo Finance LLC / Endo Finco, Inc. , Senior Secured
Note , 144A, 5.875% , 10/15/24 .......................... United States 4,500,000 3,361,751
c,f
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 8,429,000 6,278,375
Utah Acquisition Sub, Inc. , Senior Note , 3.95% , 6/15/26 .........
United States 10,000,000 9,531,926
83,389,532
Semiconductors & Semiconductor Equipment 1.0%
c
Broadcom, Inc. ,
Senior Bond, 144A, 2.45%, 2/15/31 ...................... United States 5,000,000 4,095,893
Senior Bond, 144A, 4.15%, 4/15/32 ...................... United States 10,000,000 9,116,770
Senior Note, 144A, 4%, 4/15/29 ........................ United States 5,000,000 4,681,623
Micron Technology, Inc. ,
Senior Bond, 5.875%, 2/09/33 .......................... United States 4,000,000 4,046,683
Senior Note, 6.75%, 11/01/29 .......................... United States 8,000,000 8,502,589
30,443,558
Software 1.1%
Oracle Corp. ,
Senior Bond, 3.25%, 11/15/27 .......................... United States 5,000,000 4,701,559
Senior Bond, 2.875%, 3/25/31 .......................... United States 15,000,000 12,843,176
Senior Bond, 6.25%, 11/09/32 .......................... United States 6,750,000 7,263,670
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 10,000,000 9,177,319
33,985,724
Specialized REITs 0.5%
American Tower Corp. ,
Senior Bond, 2.9%, 1/15/30 ............................ United States 8,000,000 6,962,196
Senior Bond, 5.65%, 3/15/33 ........................... United States 5,000,000 5,149,797
Crown Castle, Inc. , Senior Bond , 3.3% , 7/01/30 ...............
United States 5,000,000 4,511,686
16,623,679

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.5%
Lowe's Cos., Inc. , Senior Bond , 5% , 4/15/33 .................
United States 13,000,000 $ 13,011,497
c
Michaels Cos., Inc. (The) , Senior Secured Note , 144A, 5.25% ,
5/01/28 ........................................... United States 4,000,000 3,337,880
16,349,377
Technology Hardware, Storage & Peripherals 0.7%
d
Apple, Inc. , Senior Bond , 3.35% , 8/08/32 .................... United States 8,000,000 7,548,879
HP, Inc. ,
Senior Bond, 5.5%, 1/15/33 ............................ United States 10,000,000 9,915,780
Senior Note, 4%, 4/15/29 ............................. United States 5,000,000 4,748,070
22,212,729
Tobacco 1.2%
BAT Capital Corp. , Senior Note , 3.557% , 8/15/27 .............
United Kingdom 30,000,000 27,908,452
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ....
United States 9,000,000 9,118,707
37,027,159
Trading Companies & Distributors 1.1%
United Rentals North America, Inc. ,
Senior Bond, 4.875%, 1/15/28 .......................... United States 11,300,000 10,817,490
c
Senior Secured Note, 144A, 6%, 12/15/29 ................. United States 8,000,000 8,117,840
c
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 14,000,000 14,243,880
33,179,210
Wireless Telecommunication Services 1.3%
Sprint LLC ,
Senior Note, 7.875%, 9/15/23 .......................... United States 12,500,000 12,603,675
Senior Note, 7.125%, 6/15/24 .......................... United States 8,200,000 8,343,263
Senior Note, 7.625%, 3/01/26 .......................... United States 7,500,000 7,937,851
T-Mobile USA, Inc. ,
Senior Bond, 5.2%, 1/15/33 ............................ United States 7,500,000 7,654,174
Senior Note, 3.375%, 4/15/29 .......................... United States 4,500,000 4,106,643
40,645,606
Total Corporate Bonds (Cost $1,569,488,751) ...................................
1,506,035,737
U.S. Government and Agency Securities 10.4%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ..................................... United States 15,000,000 14,090,625
3%, 8/15/52 ........................................ United States 40,000,000 35,150,000
U.S. Treasury Notes ,
4.375%, 10/31/24 .................................... United States 60,000,000 60,080,860
4.5%, 11/30/24 ...................................... United States 25,000,000 25,102,539
2.875%, 5/15/32 ..................................... United States 130,000,000 123,743,750
2.75%, 8/15/32 ..................................... United States 75,000,000 70,599,609
Total U.S. Government and Agency Securities (Cost $329,956,544) ................
328,767,383
Asset-Backed Securities 0.2%
Passenger Airlines 0.2%
United Airlines Pass-Through Trust , 2020-1 , A , 5.875% , 10/15/27 . .
United States 7,545,333 7,532,637
Total Asset-Backed Securities (Cost $7,545,333) ................................
7,532,637

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,556,391 $ 1,514,259
Total Mortgage-Backed Securities (Cost $1,648,802) .............................
1,514,259
Total Long Term Investments (Cost $2,952,395,945) .............................
3,033,966,230
a
Short Term Investments 2.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.5%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 79,867,923 79,867,923
Total Money Market Funds (Cost $79,867,923) ..................................
79,867,923
a a a
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 7,500,000 7,500,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $7,500,000) ............................................................
7,500,000
Total Short Term Investments (Cost $87,367,923 ) ................................
87,367,923
a
Total Investments (Cost $3,039,763,868) 98.7% ..................................
$3,121,334,153
Options Written (0.0)%
†
......................................................
(660,000)
Other Assets, less Liabilities 1.3% .............................................
38,436,099
Net Assets 100.0% ...........................................................
$3,159,110,252
Number of
Contracts
Notional
Amount
#
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
Texas Instruments, Inc., May Strike Price $195.00, Expires 5/19/23 2,000 37,202,000 (660,000)
(660,000)
Total Options Written (Premiums received $375,959) ............................
$ (660,000)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is held in connection with written option contracts open at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $1,193,865,638, representing 37.8% of net assets.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2023, the Fund had the following futures contracts outstanding.
See Abbreviations on page 173 .
d
A portion or all of the security is on loan at March 31, 2023.
e
Perpetual security with no stated maturity date.
f
Defaulted security or security for which income has been deemed uncollectible.
g
See Note 5 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 1,250 $ 143,652,344 6/21/23 $ 3,954,309
U.S. Treasury Ultra Bonds ...................... Long 155 21,874,375 6/21/23 1,120,723
Total Futures Contracts ...................................................................... $5,075,032
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin Large Cap Growth VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.4%
Aerospace & Defense 0.9%
a
Axon Enterprise, Inc. ................................... United States 3,513 $ 789,898
Automobiles 0.9%
a
Rivian Automotive, Inc., A ............................... United States 11,963 185,187
a
Tesla, Inc. ........................................... United States 3,040 630,679
815,866
Beverages 2.8%
Constellation Brands, Inc., A ............................. United States 2,577 582,119
a
Monster Beverage Corp. ................................ United States 34,226 1,848,546
2,430,665
Biotechnology 0.1%
a
Heron Therapeutics, Inc. ................................ United States 45,652 68,934
Broadline Retail 5.2%
a
Amazon.com, Inc. ..................................... United States 43,008 4,442,296
Capital Markets 6.0%
Ares Management Corp. ................................ United States 5,715 476,860
Intercontinental Exchange, Inc. ........................... United States 6,144 640,758
MSCI, Inc. ........................................... United States 4,231 2,368,048
S&P Global, Inc. ...................................... United States 4,789 1,651,103
5,136,769
Chemicals 1.8%
Linde plc ............................................ United States 4,447 1,580,642
Commercial Services & Supplies 1.3%
Republic Services, Inc. ................................. United States 7,985 1,079,732
Consumer Staples Distribution & Retail 0.2%
Costco Wholesale Corp. ................................ United States 407 202,226
Electric Utilities 1.1%
NextEra Energy, Inc. ................................... United States 12,495 963,115
Financial Services 8.6%
Mastercard, Inc., A .................................... United States 14,122 5,132,076
Visa, Inc., A .......................................... United States 10,171 2,293,154
7,425,230
Food Products 1.0%
a
Freshpet, Inc. ........................................ United States 3,595 237,953
Lamb Weston Holdings, Inc. ............................. United States 6,002 627,329
865,282
Ground Transportation 2.1%
a
Uber Technologies, Inc. ................................. United States 30,561 968,784
Union Pacific Corp. .................................... United States 4,032 811,480
1,780,264
Health Care Equipment & Supplies 2.6%
a
Figs, Inc., A .......................................... United States 24,686 152,806
a
IDEXX Laboratories, Inc. ................................ United States 1,821 910,646
a
Intuitive Surgical, Inc. .................................. United States 4,705 1,201,986
2,265,438
Health Care Providers & Services 3.1%
a
Guardant Health, Inc. .................................. United States 6,088 142,703

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ................................ United States 5,400 $ 2,551,986
2,694,689
Health Care Technology 0.5%
a
Veeva Systems, Inc., A ................................. United States 2,536 466,091
Hotels, Restaurants & Leisure 2.4%
a
Chipotle Mexican Grill, Inc. .............................. United States 1,023 1,747,581
a,b
Dutch Bros, Inc., A .................................... United States 9,145 289,256
2,036,837
Industrial Conglomerates 0.9%
Honeywell International, Inc. ............................. United States 4,251 812,451
Interactive Media & Services 6.7%
a
Alphabet, Inc., A ...................................... United States 30,443 3,157,852
a
Meta Platforms, Inc., A ................................. United States 12,358 2,619,155
5,777,007
IT Services 0.3%
a
Snowflake, Inc., A ..................................... United States 1,645 253,807
Life Sciences Tools & Services 4.9%
Danaher Corp. ....................................... United States 7,518 1,894,837
Thermo Fisher Scientific, Inc. ............................ United States 2,038 1,174,642
West Pharmaceutical Services, Inc. ........................ United States 3,341 1,157,556
4,227,035
Machinery 0.1%
a
Proterra, Inc. ......................................... United States 47,147 71,663
Pharmaceuticals 4.0%
AstraZeneca plc, ADR .................................. United Kingdom 22,344 1,550,897
a
Catalent, Inc. ........................................ United States 4,678 307,391
Eli Lilly & Co. ........................................ United States 4,602 1,580,419
3,438,707
Professional Services 2.4%
a
CoStar Group, Inc. .................................... United States 24,826 1,709,270
TransUnion .......................................... United States 6,376 396,205
2,105,475
Semiconductors & Semiconductor Equipment 7.5%
Analog Devices, Inc. ................................... United States 6,231 1,228,878
ASML Holding NV, ADR ................................ Netherlands 346 235,526
a,b
GLOBALFOUNDRIES, Inc. .............................. United States 5,921 427,378
Monolithic Power Systems, Inc. ........................... United States 3,610 1,806,949
NVIDIA Corp. ........................................ United States 9,826 2,729,368
6,428,099
Software 18.8%
a
Adobe, Inc. .......................................... United States 2,130 820,838
a
Atlassian Corp., A ..................................... United States 1,898 324,881
a
BILL Holdings, Inc. .................................... United States 3,942 319,854
a
Confluent, Inc., A ...................................... United States 7,269 174,965
a
Crowdstrike Holdings, Inc., A ............................. United States 3,361 461,331
Intuit, Inc. ........................................... United States 3,368 1,501,555
Microsoft Corp. ....................................... United States 19,597 5,649,815
a
Monday.com Ltd. ...................................... United States 811 115,770
a
Paycom Software, Inc. ................................. United States 1,059 321,947

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Roper Technologies, Inc. ................................ United States 2,774 $ 1,222,474
a
Salesforce, Inc. ....................................... United States 1,998 399,160
a
ServiceNow, Inc. ...................................... United States 6,179 2,871,505
a
Synopsys, Inc. ....................................... United States 3,297 1,273,466
a
Workday, Inc., A ...................................... United States 3,535 730,119
16,187,680
Specialized REITs 2.6%
SBA Communications Corp. ............................. United States 8,480 2,213,874
Specialty Retail 1.7%
a
AutoZone, Inc. ....................................... United States 250 614,537
a
Burlington Stores, Inc. .................................. United States 4,389 887,017
1,501,554
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc. .......................................... United States 34,440 5,679,156
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., B ......................................... United States 8,953 1,097,996
Total Common Stocks (Cost $38,330,946) ......................................
84,838,478
Short Term Investments 2.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 1.8%
c
Joint Repurchase Agreement, 4.741%, 4/03/23 (Maturity Value
$1,583,961)
BNP Paribas Securities Corp. (Maturity Value $633,759)
Deutsche Bank Securities, Inc. (Maturity Value $348,123)
HSBC Securities (USA), Inc. (Maturity Value $602,079)
Collateralized by U.S. Government and Agency Securities, 2.63%
- 7%, 12/21/33 - 12/20/52; U.S. Government and Agency Strips,
7/15/26 - 9/15/26; U.S. Treasury Bonds, 6% - 7.63%, 2/15/25
- 2/15/27; and U.S. Treasury Notes, 0.25%, 5/15/24 (valued at
$1,615,021) ........................................ 1,583,336 1,583,336
Total Repurchase Agreements (Cost $1,583,336) ................................
1,583,336
Shares
Investments from Cash Collateral Received for
Loaned Securities 0.8%
Money Market Funds 0.8%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 646,000 646,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $646,000) .............................................................
646,000
Total Short Term Investments (Cost $2,229,336 ) .................................
2,229,336
a
Total Investments (Cost $40,560,282) 101.0% ...................................
$87,067,814
Other Assets, less Liabilities (1.0)% ...........................................
(844,243)
Net Assets 100.0% ...........................................................
$86,223,571

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Large Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 173 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2023.
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2023, all repurchase agreements had been entered into on that date.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin Mutual Global Discovery VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 94.8%
Aerospace & Defense 1.5%
Airbus SE ........................................... France 49,312 $ 6,586,786
Automobile Components 1.9%
Denso Corp. ......................................... Japan 142,872 8,065,975
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 424,073 13,111
8,079,086
Automobiles 1.6%
General Motors Co. .................................... United States 182,709 6,701,766
Banks 5.8%
BNP Paribas SA ...................................... France 19,845 1,185,150
DBS Group Holdings Ltd. ............................... Singapore 294,991 7,333,990
First Horizon Corp. .................................... United States 125,693 2,234,821
ING Groep NV ....................................... Netherlands 469,254 5,572,811
JPMorgan Chase & Co. ................................. United States 63,618 8,290,062
24,616,834
Biotechnology 0.6%
b
Horizon Therapeutics plc ................................ United States 25,468 2,779,577
Building Products 1.8%
Johnson Controls International plc ......................... United States 131,242 7,903,393
Capital Markets 1.6%
BlackRock, Inc. ....................................... United States 10,110 6,764,803
Chemicals 2.0%
d
Covestro AG, 144A, Reg S .............................. Germany 202,575 8,389,694
Consumer Finance 1.4%
Capital One Financial Corp. ............................. United States 63,223 6,079,524
Diversified Telecommunication Services 3.0%
Deutsche Telekom AG .................................. Germany 525,641 12,738,076
Electrical Equipment 1.8%
Mitsubishi Electric Corp. ................................ Japan 637,006 7,613,454
Energy Equipment & Services 2.0%
Schlumberger NV ..................................... United States 170,839 8,388,195
Entertainment 3.6%
Activision Blizzard, Inc. ................................. United States 106,367 9,103,952
b,e
Walt Disney Co. (The) .................................. United States 64,118 6,420,135
15,524,087
Financial Services 5.4%
b
Fiserv, Inc. .......................................... United States 66,605 7,528,363
Global Payments, Inc. .................................. United States 69,750 7,340,490
Voya Financial, Inc. .................................... United States 112,504 8,039,536
22,908,389
Food Products 4.5%
Danone SA .......................................... France 168,782 10,502,712
Kraft Heinz Co. (The) .................................. United States 221,100 8,549,937
19,052,649
Health Care Equipment & Supplies 2.1%
Medtronic plc ........................................ United States 110,864 8,937,856

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 7.3%
CVS Health Corp. ..................................... United States 116,677 $ 8,670,268
Elevance Health, Inc. .................................. United States 16,918 7,779,065
Fresenius SE & Co. KGaA ............................... Germany 289,401 7,815,129
Humana, Inc. ........................................ United States 14,306 6,944,991
31,209,453
Household Durables 1.7%
DR Horton, Inc. ....................................... United States 74,648 7,292,363
Household Products 1.8%
Reckitt Benckiser Group plc ............................. United Kingdom 102,728 7,815,926
Industrial Conglomerates 1.6%
Siemens AG ......................................... Germany 41,397 6,706,785
Insurance 5.6%
Everest Re Group Ltd. ................................. United States 19,974 7,151,092
NN Group NV ........................................ Netherlands 227,742 8,269,677
Willis Towers Watson plc ................................ United States 36,895 8,573,660
23,994,429
Interactive Media & Services 1.8%
b
Meta Platforms, Inc., A ................................. United States 35,530 7,530,228
IT Services 1.8%
Capgemini SE ........................................ France 40,896 7,600,280
Machinery 1.8%
Parker-Hannifin Corp. .................................. United States 23,159 7,783,971
Media 2.1%
b
Charter Communications, Inc., A .......................... United States 25,142 8,991,031
Metals & Mining 1.6%
Rio Tinto plc ......................................... Australia 101,801 6,910,607
Oil, Gas & Consumable Fuels 5.7%
BP plc .............................................. United Kingdom 1,731,494 10,944,838
Suncor Energy, Inc. .................................... Canada 201,272 6,248,426
Williams Cos., Inc. (The) ................................ United States 238,267 7,114,653
24,307,917
Personal Care Products 2.0%
Haleon plc .......................................... United States 2,111,993 8,390,441
Pharmaceuticals 6.8%
Eli Lilly & Co. ........................................ United States 18,778 6,448,741
GSK plc ............................................ United States 475,771 8,407,234
Merck & Co., Inc. ..................................... United States 34,622 3,683,435
Novartis AG, ADR ..................................... Switzerland 114,942 10,574,664
29,114,074
Real Estate Management & Development 1.7%
b
CBRE Group, Inc., A ................................... United States 99,902 7,273,865
Semiconductors & Semiconductor Equipment 3.0%
b
Renesas Electronics Corp. .............................. Japan 574,172 8,315,730
b
Tower Semiconductor Ltd. ............................... Israel 104,822 4,451,790
12,767,520

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software 1.5%
b
Check Point Software Technologies Ltd. .................... Israel 49,082 $ 6,380,660
Specialized REITs 0.5%
Life Storage, Inc. ...................................... United States 18,000 2,359,620
Technology Hardware, Storage & Peripherals 2.0%
Samsung Electronics Co. Ltd. ............................ South Korea 171,783 8,464,536
Tobacco 2.0%
British American Tobacco plc ............................. United Kingdom 246,939 8,657,005
Trading Companies & Distributors 1.9%
b
AerCap Holdings NV ................................... Ireland 142,164 7,993,882
Total Common Stocks (Cost $330,715,820) .....................................
404,608,762
Preferred Stocks 1.4%
Automobiles 1.4%
f
Volkswagen AG, 21.15% ................................ Germany 45,247 6,175,249
Total Preferred Stocks (Cost $7,107,890) .......................................
6,175,249
Principal
Amount
*
Corporate Bonds 0.6%
Passenger Airlines 0.1%
d
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 484,000 530,004
Pharmaceuticals 0.4%
d
Bausch Health Americas, Inc. ,
Senior Note, 144A, 9.25%, 4/01/26 ...................... United States 1,707,000 1,268,155
Senior Note, 144A, 8.5%, 1/31/27 ....................... United States 784,000 359,217
d
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 65,000 51,820
1,679,192
Software 0.1%
d
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 402,000 303,014
Total Corporate Bonds (Cost $3,415,862) .......................................
2,512,210
Shares
a
Companies in Liquidation 0.0%
a,b,g
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 966,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $341,239,572) ...............................
413,296,221
a
Short Term Investments 2.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.0%
h
FHLB ,
4/03/23 ........................................... United States 4,500,000 4,500,000

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
h
FHLB, (continued)
4/04/23 ........................................... United States 1,700,000 $ 1,699,788
6,199,788
h
U.S. Treasury Bills ,
e
5/18/23 ........................................... United States 1,000,000 994,156
e
6/22/23 ........................................... United States 1,000,000 989,792
7/06/23 ........................................... United States 500,000 493,945
2,477,893
Total U.S. Government and Agency Securities (Cost $8,676,070) ..................
8,677,681
Total Short Term Investments (Cost $8,676,070 ) .................................
8,677,681
a
Total Investments (Cost $349,915,642) 98.8% ...................................
$421,973,902
Securities Sold Short (0.1)% ..................................................
(543,852)
Other Assets, less Liabilities 1.3% .............................................
5,378,080
Net Assets 100.0% ...........................................................
$426,808,130
Shares
Securities Sold Short (0.1)%
Common Stocks (0.1)%
Specialized REITs (0.1)%
Public Storage ....................................... United States 1,800 (543,852)
Total Common Stocks (Proceeds $536,344) .....................................
(543,852)
Total Securities Sold Short (Proceeds $536,344) ................................
$(543,852)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $10,901,904, representing 2.6% of net assets.
e
A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2023, the aggregate value of these securities pledged amounted to $1,763,762, representing 0.4% of net assets.
f
Variable rate security. The rate shown represents the yield at period end.
g
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
h
The security was issued on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Global Discovery VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2023, the Fund had the following futures contracts outstanding.
At March 3 1 , 202 3 , the Fund had the following forward exchange contracts outstanding.
See Abbreviations on page 173 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange EUR/USD ................... Short 68 $ 9,267,975 6/16/23 $ (173,120)
Foreign Exchange GBP/USD ................... Short 7 540,531 6/16/23 (12,355)
Total Futures Contracts ...................................................................... $(185,475)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 2,089,457 2,224,081 4/11/23 $ 43,996 $ (1,093)
Euro ............. HSBK Buy 446,388 480,938 4/11/23 4,266 (889)
Euro ............. HSBK Sell 7,189,630 7,645,580 4/11/23 444 (155,346)
Euro ............. UBSW Buy 1,505,685 1,628,234 4/11/23 11,269 (5,893)
Euro ............. UBSW Sell 7,137,656 7,585,387 4/11/23 — (158,704)
British Pound ...... BOFA Buy 96,325 116,971 4/17/23 1,896 —
British Pound ...... BOFA Sell 232,541 279,508 4/17/23 — (7,450)
British Pound ...... HSBK Buy 135,145 165,551 4/17/23 1,219 —
British Pound ...... UBSW Buy 57,650 70,217 4/17/23 924 —
British Pound ...... UBSW Sell 1,710,776 2,086,870 4/17/23 — (24,248)
South Korean Won .. HSBK Buy 761,574,978 595,159 5/12/23 855 (11,741)
South Korean Won .. HSBK Sell 7,915,583,120 5,845,008 5/12/23 58,303 (286,059)
South Korean Won .. UBSW Sell 447,389,608 323,677 5/12/23 — (19,556)
Japanese Yen ...... BOFA Sell 929,048,382 7,035,717 5/17/23 — (8,869)
Total Forward Exchange Contracts ................................................... $123,172 $(679,848)
Net unrealized appreciation (depreciation) ............................................ $(556,676)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin Mutual Shares VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 92.1%
Automobile Components 0.0%
†
a,b,c
International Automotive Components Group Brazil LLC ........ Brazil 1,730,515 $ 53,502
Automobiles 2.0%
General Motors Co. .................................... United States 1,035,703 37,989,586
Banks 5.5%
Bank of America Corp. ................................. United States 1,433,786 41,006,280
First Horizon Corp. .................................... United States 721,813 12,833,835
JPMorgan Chase & Co. ................................. United States 410,403 53,479,616
107,319,731
Biotechnology 0.7%
b
Horizon Therapeutics plc ................................ United States 126,709 13,829,020
Building Products 2.0%
Johnson Controls International plc ......................... United States 632,637 38,097,400
Capital Markets 1.8%
BlackRock, Inc. ....................................... United States 53,388 35,722,979
Consumer Finance 2.4%
Bread Financial Holdings, Inc. ............................ United States 535,916 16,248,973
Capital One Financial Corp. ............................. United States 314,478 30,240,205
46,489,178
Containers & Packaging 2.0%
International Paper Co. ................................. United States 1,066,074 38,442,628
Diversified Telecommunication Services 0.2%
a,b,c
Windstream Holdings, Inc. ............................... United States 609,467 3,852,814
Electronic Equipment, Instruments & Components 2.4%
b
Flex Ltd. ............................................ United States 2,007,775 46,198,903
Energy Equipment & Services 2.5%
Schlumberger NV ..................................... United States 986,520 48,438,132
Entertainment 4.3%
Activision Blizzard, Inc. ................................. United States 531,795 45,516,334
b
Walt Disney Co. (The) .................................. United States 368,490 36,896,904
82,413,238
Financial Services 6.8%
b
Fiserv, Inc. .......................................... United States 441,723 49,927,951
Global Payments, Inc. .................................. United States 388,098 40,843,433
d
Voya Financial, Inc. .................................... United States 568,346 40,614,005
131,385,389
Food Products 2.6%
Kraft Heinz Co. (The) .................................. United States 1,318,963 51,004,299
Health Care Equipment & Supplies 2.1%
Medtronic plc ........................................ United States 509,677 41,090,160
Health Care Providers & Services 6.0%
CVS Health Corp. ..................................... United States 622,150 46,231,966
Elevance Health, Inc. .................................. United States 80,357 36,948,952
Humana, Inc. ........................................ United States 69,169 33,578,783
116,759,701

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Durables 2.3%
DR Horton, Inc. ....................................... United States 460,773 $ 45,012,914
Insurance 4.4%
a,b,c,e
Cyber Re Ltd. ........................................ United Kingdom 10,000,000 10,000,000
Everest Re Group Ltd. ................................. United States 82,201 29,429,602
Willis Towers Watson plc ................................ United States 200,367 46,561,284
85,990,886
Interactive Media & Services 2.5%
b
Meta Platforms, Inc., A ................................. United States 224,893 47,663,822
Machinery 2.0%
Parker-Hannifin Corp. .................................. United States 116,135 39,034,135
Media 3.9%
b
Charter Communications, Inc., A .......................... United States 113,201 40,481,810
Comcast Corp., A ..................................... United States 921,334 34,927,772
75,409,582
Metals & Mining 1.2%
Alcoa Corp. .......................................... United States 525,532 22,366,642
Oil, Gas & Consumable Fuels 5.4%
BP plc .............................................. United Kingdom 6,069,640 38,366,420
Chevron Corp. ....................................... United States 178,766 29,167,461
Williams Cos., Inc. (The) ................................ United States 1,264,926 37,770,690
105,304,571
Pharmaceuticals 8.3%
b
Elanco Animal Health, Inc. ............................... United States 709,771 6,671,847
Eli Lilly & Co. ........................................ United States 98,549 33,843,697
GSK plc ............................................ United States 2,314,538 40,899,643
Merck & Co., Inc. ..................................... United States 270,471 28,775,410
Novartis AG, ADR ..................................... Switzerland 544,232 50,069,344
160,259,941
Professional Services 3.6%
KBR, Inc. ........................................... United States 682,361 37,563,973
SS&C Technologies Holdings, Inc. ......................... United States 582,669 32,903,319
70,467,292
Real Estate Management & Development 2.3%
b
CBRE Group, Inc., A ................................... United States 616,443 44,883,215
Retail REITs 2.0%
Brixmor Property Group, Inc. ............................. United States 1,839,994 39,596,671
Software 3.8%
Gen Digital, Inc. ...................................... United States 1,568,016 26,907,155
Oracle Corp. ......................................... United States 495,768 46,066,762
72,973,917
Specialized REITs 0.6%
Life Storage, Inc. ...................................... United States 90,700 11,889,863
Specialty Retail 0.0%
a,b,c
Wayne Services Legacy, Inc. ............................. United States 2,039 —
Textiles, Apparel & Luxury Goods 2.3%
Tapestry, Inc. ........................................ United States 1,019,930 43,969,182

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco 1.9%
British American Tobacco plc ............................. United Kingdom 1,059,561 $ 37,145,307
Wireless Telecommunication Services 2.3%
b
T-Mobile US, Inc. ..................................... United States 301,775 43,709,091
Total Common Stocks (Cost $1,453,415,965) ....................................
1,784,763,691
Warrants
Warrants 0.0%
†
Diversified Telecommunication Services 0.0%
†
a,b,c
Windstream Holdings, Inc., 9/21/55 ........................ United States 34,368 217,261
Total Warrants (Cost $436,130) ................................................
217,261
Principal
Amount
*
Corporate Bonds 3.4%
Diversified Telecommunication Services 0.1%
Frontier Communications Holdings LLC , Secured Note , 5.875% ,
11/01/29 .......................................... United States 2,949,278 2,251,965
Hotels, Restaurants & Leisure 0.2%
f
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 2,650,200 2,853,457
Media 0.2%
f
DISH Network Corp. , Senior Secured Note , 144A, 11.75% , 11/15/27 United States 4,783,000 4,644,556
Oil, Gas & Consumable Fuels 0.7%
f
Citgo Holding, Inc. , Senior Secured Note , 144A, 9.25% , 8/01/24 .. United States 13,861,000 13,900,088
Passenger Airlines 0.2%
f
American Airlines, Inc. , Senior Secured Note , 144A, 11.75% , 7/15/25 United States 2,592,000 2,838,370
Pharmaceuticals 0.1%
f
Bausch Health Americas, Inc. , Senior Note , 144A, 8.5% , 1/31/27 .. United States 3,434,000 1,573,407
f
Bausch Health Cos., Inc. , Senior Note , 144A, 9% , 12/15/25 ...... United States 340,000 271,057
1,844,464
Software 0.8%
f
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Secured Note , 144A,
7.5% , 9/01/25 ...................................... United States 21,124,000 15,922,529
Specialty Retail 1.1%
f
Staples, Inc. ,
Senior Note, 144A, 10.75%, 4/15/27 ..................... United States 21,435,000 15,568,776
Senior Secured Note, 144A, 7.5%, 4/15/26 ................ United States 6,845,000 6,003,750
21,572,526
Total Corporate Bonds (Cost $76,339,775) ......................................
65,827,955

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests 1.3%
g
Software 1.3%
Banff Guarantor, Inc. , Second Lien, Initial Term Loan , 10.34% ,
( 1-month USD LIBOR + 5.5% ), 2/27/26 ................... United States 6,640,700 $ 6,435,270
Quest Software US Holdings, Inc. , Second Lien, Initial CME Term
Loan , 12.326% , ( 3-month SOFR + 7.5% ), 2/01/30 ........... United States 13,032,127 8,079,919
Veritas US, Inc. , 2021 Dollar Term Loan, B , 9.84% , ( 1-month USD
LIBOR + 5% ), 9/01/25 ................................ United States 14,753,941 11,282,634
25,797,823
a a a a a a
Total Senior Floating Rate Interests (Cost $34,166,972) ..........................
25,797,823
Shares
a
Companies in Liquidation 0.0%
a,b,h
Bosgen Liquidating Trust c/o Verdolino and Lowey P.C., Contingent
Distribution ........................................ Netherlands 347,093 —
a,b,h
Walter Energy, Inc., Litigation Trust, Contingent Distribution ...... United States 6,301,000 —
Total Companies in Liquidation (Cost $–) ......................................
—
Total Long Term Investments (Cost $1,564,358,842) .............................
1,876,606,730
a
Short Term Investments 1.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.9%
i
FHLB ,
4/03/23 ........................................... United States 25,600,000 25,600,000
4/04/23 ........................................... United States 10,000,000 9,998,751
35,598,751
d,i
U.S. Treasury Bills, 6/01/23 .............................. United States 2,000,000 1,985,143
Total U.S. Government and Agency Securities (Cost $37,574,962) .................
37,583,894
Total Short Term Investments (Cost $37,574,962 ) ................................
37,583,894
a
Total Investments (Cost $1,601,933,804) 98.7% ..................................
$1,914,190,624
Securities Sold Short (0.1)% ..................................................
(2,740,410)
Other Assets, less Liabilities 1.4% .............................................
26,231,774
Net Assets 100.0% ...........................................................
$1,937,681,988
Shares
Securities Sold Short (0.1)%
Common Stocks (0.1)%
Specialized REITs (0.1)%
Public Storage ....................................... United States 9,070 (2,740,410)
Total Common Stocks (Proceeds $2,702,554) ...................................
(2,740,410)
Total Securities Sold Short (Proceeds $2,702,554) ...............................
$(2,740,410)

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Mutual Shares VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2023, the Fund had the following futures contracts outstanding.
At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
A portion or all of the security has been segregated as collateral for securities sold short and open forward exchange contracts. At March 31, 2023, the aggregate value of these securities pledged amounted to $5,009,162, representing 0.3% of net assets.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $63,575,990, representing 3.3% of net assets.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
i
The security was issued on a discount basis with no stated coupon rate.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Foreign exchange contracts
Foreign Exchange GBP/USD ................... Short 131 $ 10,115,656 6/16/23 $ (231,211)
Total Futures Contracts ...................................................................... $(231,211)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. BOFA Buy 8,337,680 9,085,893 4/11/23 $ — $ (39,820)
Euro ............. BOFA Sell 128,124 140,177 4/11/23 1,167 —
Euro ............. HSBK Buy 560,426 602,666 4/11/23 5,375 —
Euro ............. HSBK Sell 6,787,156 7,214,466 4/11/23 1,409 (150,755)
Euro ............. UBSW Buy 4,634,340 5,046,521 4/11/23 — (18,435)
Euro ............. UBSW Sell 6,617,166 7,032,326 4/11/23 — (147,053)
British Pound ...... BOFA Buy 190,981 233,684 4/17/23 1,989 —
British Pound ...... BOFA Sell 2,594,091 3,128,050 4/17/23 — (73,089)
British Pound ...... HSBK Buy 669,720 816,161 4/17/23 10,282 —
British Pound ...... HSBK Sell 572,683 695,398 4/17/23 — (11,300)
British Pound ...... UBSW Sell 1,473,109 1,788,850 4/17/23 — (28,984)
Total Forward Exchange Contracts ................................................... $20,222 $(469,436)
Net unrealized appreciation (depreciation) ............................................ $(449,214)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 173 .

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin Rising Dividends VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.3%
Aerospace & Defense 4.1%
General Dynamics Corp. ................................ United States 87,252 $ 19,911,779
Raytheon Technologies Corp. ............................ United States 389,246 38,118,861
58,030,640
Air Freight & Logistics 2.2%
United Parcel Service, Inc., B ............................ United States 161,717 31,371,481
Banks 1.3%
JPMorgan Chase & Co. ................................. United States 142,325 18,546,371
Beverages 1.9%
PepsiCo, Inc. ........................................ United States 143,630 26,183,749
Biotechnology 1.6%
AbbVie, Inc. ......................................... United States 145,136 23,130,324
Building Products 2.5%
Carlisle Cos., Inc. ..................................... United States 60,902 13,768,115
Johnson Controls International plc ......................... United States 364,710 21,962,836
35,730,951
Capital Markets 1.1%
Nasdaq, Inc. ......................................... United States 279,500 15,280,265
Chemicals 9.1%
Air Products and Chemicals, Inc. .......................... United States 121,667 34,943,979
Albemarle Corp. ...................................... United States 79,410 17,552,786
Ecolab, Inc. .......................................... United States 105,709 17,498,011
Linde plc ............................................ United States 141,332 50,235,046
Sherwin-Williams Co. (The) .............................. United States 35,800 8,046,766
128,276,588
Commercial Services & Supplies 1.7%
Cintas Corp. ......................................... United States 51,572 23,861,333
Consumer Staples Distribution & Retail 3.4%
Target Corp. ......................................... United States 169,237 28,030,724
Walmart, Inc. ........................................ United States 132,508 19,538,305
47,569,029
Electrical Equipment 0.9%
nVent Electric plc ..................................... United States 282,226 12,118,784
Financial Services 2.6%
Visa, Inc., A .......................................... United States 162,462 36,628,683
Food Products 2.4%
McCormick & Co., Inc. ................................. United States 220,794 18,372,269
Mondelez International, Inc., A ............................ United States 230,400 16,063,488
34,435,757
Ground Transportation 2.1%
JB Hunt Transport Services, Inc. .......................... United States 73,330 12,866,482
Norfolk Southern Corp. ................................. United States 77,947 16,524,764
29,391,246
Health Care Equipment & Supplies 9.2%
Abbott Laboratories .................................... United States 246,795 24,990,462
Becton Dickinson & Co. ................................. United States 131,715 32,604,731
Medtronic plc ........................................ United States 283,254 22,835,937

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Stryker Corp. ........................................ United States 173,145 $ 49,427,703
129,858,833
Health Care Providers & Services 3.1%
CVS Health Corp. ..................................... United States 73,193 5,438,972
UnitedHealth Group, Inc. ................................ United States 79,700 37,665,423
43,104,395
Hotels, Restaurants & Leisure 2.5%
McDonald's Corp. ..................................... United States 97,999 27,401,500
Starbucks Corp. ...................................... United States 77,500 8,070,075
35,471,575
Household Products 2.7%
Colgate-Palmolive Co. ................................. United States 195,440 14,687,316
Procter & Gamble Co. (The) ............................. United States 153,294 22,793,285
37,480,601
Industrial Conglomerates 2.2%
Honeywell International, Inc. ............................. United States 159,475 30,478,862
Insurance 0.8%
Erie Indemnity Co., A ................................... United States 47,870 11,089,564
IT Services 2.5%
Accenture plc, A ...................................... United States 125,578 35,891,448
Life Sciences Tools & Services 2.5%
Danaher Corp. ....................................... United States 21,100 5,318,044
West Pharmaceutical Services, Inc. ........................ United States 84,701 29,346,355
34,664,399
Machinery 2.2%
Donaldson Co., Inc. ................................... United States 140,297 9,167,006
Dover Corp. ......................................... United States 139,088 21,133,031
30,300,037
Oil, Gas & Consumable Fuels 3.3%
Chevron Corp. ....................................... United States 123,994 20,230,861
EOG Resources, Inc. .................................. United States 117,561 13,476,018
Exxon Mobil Corp. ..................................... United States 122,361 13,418,107
47,124,986
Pharmaceuticals 2.6%
Johnson & Johnson ................................... United States 160,329 24,850,995
Pfizer, Inc. ........................................... United States 272,315 11,110,452
35,961,447
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc. ................................... United States 224,894 44,353,595
Texas Instruments, Inc. ................................. United States 215,068 40,004,798
84,358,393
Software 12.5%
Microsoft Corp. ....................................... United States 437,928 126,254,643
Roper Technologies, Inc. ................................ United States 111,483 49,129,443
175,384,086
Specialty Retail 3.5%
Lowe's Cos., Inc. ...................................... United States 137,800 27,555,866

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
Ross Stores, Inc. ..................................... United States 202,030 $ 21,441,444
48,997,310
Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc. .......................................... United States 23,400 3,858,660
Textiles, Apparel & Luxury Goods 2.0%
NIKE, Inc., B ......................................... United States 224,384 27,518,454
Trading Companies & Distributors 1.5%
WW Grainger, Inc. ..................................... United States 31,293 21,554,931
Total Common Stocks (Cost $532,471,559) .....................................
1,353,653,182
Short Term Investments 4.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 56,598,267 56,598,267
Total Money Market Funds (Cost $56,598,267) ..................................
56,598,267
Total Short Term Investments (Cost $56,598,267 ) ................................
56,598,267
a
Total Investments (Cost $589,069,826) 100.3% ..................................
$1,410,251,449
Other Assets, less Liabilities (0.3)% ...........................................
(4,726,970)
Net Assets 100.0% ...........................................................
$1,405,524,479
a
See Note 5 regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin Small Cap Value VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 97.4%
Aerospace & Defense 1.4%
QinetiQ Group plc ..................................... United Kingdom 2,554,082 $ 10,261,708
Senior plc ........................................... United Kingdom 2,052,046 3,974,626
14,236,334
Automobile Components 1.8%
a
Adient plc ........................................... United States 320,427 13,124,690
LCI Industries ........................................ United States 52,326 5,749,058
18,873,748
Banks 11.6%
Atlantic Union Bankshares Corp. .......................... United States 222,732 7,806,757
Camden National Corp. ................................. United States 215,383 7,794,711
Columbia Banking System, Inc. ........................... United States 907,439 19,437,343
First Bancorp ........................................ United States 101,761 3,614,551
First Interstate BancSystem , Inc., A ........................ United States 635,248 18,968,505
First of Long Island Corp. (The) ........................... United States 35,985 485,798
German American Bancorp, Inc. .......................... United States 189,677 6,329,521
Peoples Bancorp, Inc. .................................. United States 281,900 7,258,925
Seacoast Banking Corp. of Florida ........................ United States 103,892 2,462,240
SouthState Corp. ..................................... United States 310,643 22,136,420
TriCo Bancshares ..................................... United States 235,683 9,802,056
WSFS Financial Corp. .................................. United States 425,146 15,989,741
122,086,568
Building Products 4.6%
Apogee Enterprises, Inc. ................................ United States 20,205 873,866
Insteel Industries, Inc. .................................. United States 40,510 1,126,988
a
Masonite International Corp. ............................. United States 134,552 12,213,285
UFP Industries, Inc. .................................... United States 354,502 28,172,274
Zurn Elkay Water Solutions Corp. ......................... United States 265,985 5,681,440
48,067,853
Chemicals 5.5%
Ashland, Inc. ......................................... United States 51,076 5,246,016
Avient Corp. ......................................... United States 239,148 9,843,332
a
Elementis plc ........................................ United Kingdom 10,185,228 14,965,529
Minerals Technologies, Inc. .............................. United States 199,008 12,024,063
Tronox Holdings plc ................................... United States 1,076,972 15,486,857
57,565,797
Commercial Services & Supplies 1.2%
Ritchie Bros Auctioneers, Inc. ............................ Canada 216,769 12,201,927
Communications Equipment 1.3%
a
NetScout Systems, Inc. ................................. United States 469,780 13,459,197
Construction & Engineering 2.2%
Primoris Services Corp. ................................. United States 424,577 10,470,069
Stantec , Inc. ......................................... Canada 214,564 12,542,691
a
WillScot Mobile Mini Holdings Corp. ....................... United States 12,073 565,982
23,578,742
Construction Materials 1.4%
a
Summit Materials, Inc., A ................................ United States 516,797 14,723,546
Consumer Finance 0.4%
Bread Financial Holdings, Inc. ............................ United States 139,293 4,223,364

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified REITs 1.0%
Alexander & Baldwin, Inc. ............................... United States 579,394 $ 10,956,341
Electric Utilities 1.0%
IDACORP, Inc. ....................................... United States 95,679 10,364,906
Electrical Equipment 1.5%
Regal Rexnord Corp. .................................. United States 113,372 15,954,842
Electronic Equipment, Instruments & Components 4.8%
Benchmark Electronics, Inc. ............................. United States 414,754 9,825,522
a
Coherent Corp. ....................................... United States 578,857 22,042,874
CTS Corp. .......................................... United States 12,208 603,808
a
Knowles Corp. ....................................... United States 1,047,293 17,803,981
50,276,185
Energy Equipment & Services 2.3%
Hunting plc .......................................... United Kingdom 1,801,839 5,246,112
a
TechnipFMC plc ...................................... United Kingdom 1,365,681 18,641,545
23,887,657
Food Products 4.6%
Glanbia plc .......................................... Ireland 2,341,050 33,807,470
Maple Leaf Foods, Inc. ................................. Canada 762,293 14,748,418
48,555,888
Ground Transportation 0.8%
a
Saia, Inc. ........................................... United States 29,393 7,997,247
Health Care Equipment & Supplies 4.6%
a
Envista Holdings Corp. ................................. United States 613,484 25,079,226
a
Integer Holdings Corp. ................................. United States 306,043 23,718,332
48,797,558
Hotel & Resort REITs 1.5%
Sunstone Hotel Investors, Inc. ............................ United States 1,585,744 15,667,151
Hotels, Restaurants & Leisure 6.0%
Boyd Gaming Corp. ................................... United States 72,767 4,665,820
a
Brinker International, Inc. ............................... United States 612,541 23,276,558
a
Dalata Hotel Group plc ................................. Ireland 1,655,539 7,506,926
a
Denny's Corp. ........................................ United States 233,819 2,609,420
a
Hilton Grand Vacations, Inc. ............................. United States 251,461 11,172,412
Jack in the Box, Inc. ................................... United States 157,505 13,795,863
63,026,999
Household Durables 0.8%
Century Communities, Inc. .............................. United States 36,343 2,323,045
a
M/I Homes, Inc. ....................................... United States 58,756 3,706,916
Meritage Homes Corp. ................................. United States 15,247 1,780,240
a
Taylor Morrison Home Corp. ............................. United States 15,701 600,720
8,410,921
Industrial REITs 0.8%
STAG Industrial, Inc. ................................... United States 239,307 8,093,363
Insurance 6.0%
CNO Financial Group, Inc. .............................. United States 528,607 11,729,789
Hanover Insurance Group, Inc. (The) ....................... United States 235,842 30,305,697
Horace Mann Educators Corp. ........................... United States 453,495 15,183,013

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Selective Insurance Group, Inc. ........................... United States 57,027 $ 5,436,384
62,654,883
Leisure Products 1.0%
Brunswick Corp. ...................................... United States 133,830 10,974,060
Machinery 2.4%
Columbus McKinnon Corp. .............................. United States 332,659 12,361,609
Greenbrier Cos., Inc. (The) .............................. United States 224,337 7,216,921
REV Group, Inc. ...................................... United States 169,116 2,027,701
Timken Co. (The) ..................................... United States 41,542 3,394,812
25,001,043
Metals & Mining 4.1%
Alcoa Corp. .......................................... United States 315,303 13,419,296
a
Arconic Corp. ........................................ United States 769,858 20,193,375
Commercial Metals Co. ................................. United States 113,801 5,564,869
Ryerson Holding Corp. ................................. United States 101,765 3,702,211
42,879,751
Multi-Utilities 0.8%
Black Hills Corp. ...................................... United States 139,676 8,813,556
Office REITs 0.4%
Highwoods Properties, Inc. .............................. United States 189,384 4,391,815
Oil, Gas & Consumable Fuels 5.9%
Crescent Point Energy Corp. ............................. Canada 5,272,839 37,217,286
a
Green Plains, Inc. ..................................... United States 807,993 25,039,703
62,256,989
Professional Services 0.5%
ICF International, Inc. .................................. United States 52,290 5,736,213
Real Estate Management & Development 0.2%
a
Cushman & Wakefield plc ............................... United States 192,256 2,026,378
Semiconductors & Semiconductor Equipment 3.0%
a
Cohu , Inc. ........................................... United States 408,975 15,700,550
a
Onto Innovation, Inc. ................................... United States 179,280 15,755,127
31,455,677
Software 3.9%
a
ACI Worldwide, Inc. .................................... United States 1,531,729 41,326,048
Specialty Retail 1.0%
a
Children's Place, Inc. (The) .............................. United States 226,368 9,111,312
Group 1 Automotive, Inc. ................................ United States 6,189 1,401,313
10,512,625
Textiles, Apparel & Luxury Goods 2.0%
a
Capri Holdings Ltd. .................................... United States 119,236 5,604,092
Carter's, Inc. ......................................... United States 174,234 12,530,909
Dr. Martens plc ....................................... United Kingdom 1,828,514 3,206,655
21,341,656
Trading Companies & Distributors 5.1%
Herc Holdings, Inc. .................................... United States 141,218 16,084,730
McGrath RentCorp .................................... United States 258,742 24,143,216

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
a
Univar Solutions, Inc. .................................. United States 375,610 $ 13,157,618
53,385,564
Total Common Stocks (Cost $910,930,942) .....................................
1,023,762,392
Short Term Investments 2.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.6%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 27,682,355 27,682,355
Total Money Market Funds (Cost $27,682,355) ..................................
27,682,355
Total Short Term Investments (Cost $27,682,355 ) ................................
27,682,355
a
Total Investments (Cost $938,613,297) 100.0% ..................................
$1,051,444,747
Other Assets, less Liabilities (0.0)% ...........................................
(193,902)
Net Assets 100.0% ...........................................................
$1,051,250,845
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin Small-Mid Cap Growth VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 93.6%
Aerospace & Defense 1.6%
TransDigm Group, Inc. ................................. United States 8,800 $ 6,486,040
Beverages 0.9%
Brown-Forman Corp., B ................................ United States 53,500 3,438,445
Biotechnology 2.8%
a
Alnylam Pharmaceuticals, Inc. ............................ United States 14,700 2,944,704
a
Incyte Corp. ......................................... United States 17,400 1,257,498
a
Neurocrine Biosciences, Inc. ............................. United States 14,900 1,508,178
a
PTC Therapeutics, Inc. ................................. United States 58,800 2,848,272
a
Seagen , Inc. ......................................... United States 13,600 2,753,592
11,312,244
Building Products 1.5%
Trane Technologies plc ................................. United States 34,000 6,255,320
Capital Markets 4.7%
Ares Management Corp. ................................ United States 68,500 5,715,640
LPL Financial Holdings, Inc. ............................. United States 12,300 2,489,520
MSCI, Inc. ........................................... United States 14,100 7,891,629
Tradeweb Markets, Inc., A ............................... United States 39,100 3,089,682
19,186,471
Chemicals 0.5%
Albemarle Corp. ...................................... United States 9,100 2,011,464
Commercial Services & Supplies 1.3%
Republic Services, Inc. ................................. United States 38,500 5,205,970
Communications Equipment 2.0%
a
Arista Networks, Inc. ................................... United States 49,400 8,292,284
Containers & Packaging 1.2%
Avery Dennison Corp. .................................. United States 27,900 4,992,147
Electrical Equipment 2.2%
AMETEK, Inc. ........................................ United States 15,500 2,252,615
Rockwell Automation, Inc. ............................... United States 22,800 6,690,660
8,943,275
Electronic Equipment, Instruments & Components 1.9%
a
Keysight Technologies, Inc. .............................. United States 18,750 3,027,750
a
Zebra Technologies Corp., A ............................. United States 14,200 4,515,600
7,543,350
Entertainment 0.6%
a
ROBLOX Corp., A ..................................... United States 53,100 2,388,438
Financial Services 0.9%
a,b
Adyen NV, 144A, Reg S ................................ Netherlands 1,800 2,868,304
a
Toast, Inc., A ......................................... United States 47,000 834,250
3,702,554
Food Products 0.5%
a
Freshpet , Inc. ........................................ United States 33,200 2,197,508
Ground Transportation 1.7%
Old Dominion Freight Line, Inc. ........................... United States 19,650 6,697,506
Health Care Equipment & Supplies 6.3%
a
Dexcom , Inc. ......................................... United States 69,052 8,022,461
a
IDEXX Laboratories, Inc. ................................ United States 13,950 6,976,116
a
Inari Medical, Inc. ..................................... United States 34,700 2,142,378

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Insulet Corp. ......................................... United States 18,100 $ 5,773,176
a
Penumbra, Inc. ....................................... United States 8,800 2,452,472
25,366,603
Health Care Providers & Services 0.6%
a
HealthEquity , Inc. ..................................... United States 38,300 2,248,593
Health Care Technology 2.0%
a
Certara , Inc. ......................................... United States 78,900 1,902,279
a
Veeva Systems, Inc., A ................................. United States 32,700 6,009,933
7,912,212
Hotels, Restaurants & Leisure 6.5%
a
Chipotle Mexican Grill, Inc. .............................. United States 5,630 9,617,673
Darden Restaurants, Inc. ............................... United States 33,100 5,135,796
a
DoorDash , Inc., A ..................................... United States 17,700 1,125,012
a
Expedia Group, Inc. ................................... United States 44,100 4,279,023
Vail Resorts, Inc. ...................................... United States 14,800 3,458,464
a
Wynn Resorts Ltd. .................................... United States 25,700 2,876,087
26,492,055
Household Durables 1.6%
a
NVR, Inc. ........................................... United States 1,182 6,586,329
Industrial REITs 0.8%
Terreno Realty Corp. ................................... United States 49,150 3,175,090
Interactive Media & Services 1.8%
a
Match Group, Inc. ..................................... United States 101,224 3,885,989
a
Pinterest, Inc., A ...................................... United States 129,800 3,539,646
7,425,635
IT Services 2.6%
a
Cloudflare , Inc., A ..................................... United States 63,900 3,940,074
a
MongoDB, Inc. ....................................... United States 14,900 3,473,488
a
Shopify, Inc., A ....................................... Canada 62,700 3,005,838
10,419,400
Leisure Products 1.8%
a,c,d
Fanatics Holdings, Inc. ................................. United States 94,539 7,201,036
Life Sciences Tools & Services 5.2%
a
10X Genomics, Inc., A .................................. United States 48,800 2,722,552
Agilent Technologies, Inc. ............................... United States 33,800 4,675,892
a
Mettler -Toledo International, Inc. .......................... United States 4,980 7,620,446
West Pharmaceutical Services, Inc. ........................ United States 17,800 6,167,166
21,186,056
Machinery 1.1%
IDEX Corp. .......................................... United States 17,950 4,146,989
a
Proterra , Inc. ......................................... United States 275,800 419,216
4,566,205
Oil, Gas & Consumable Fuels 2.5%
Cheniere Energy, Inc. .................................. United States 19,000 2,994,400
Coterra Energy, Inc. ................................... United States 85,300 2,093,262
Hess Corp. .......................................... United States 22,500 2,977,650
Targa Resources Corp. ................................. United States 28,000 2,042,600
10,107,912

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Passenger Airlines 1.4%
a
Delta Air Lines, Inc. .................................... United States 164,900 $ 5,758,308
Personal Care Products 1.0%
a
BellRing Brands, Inc. ................................... United States 122,600 4,168,400
Pharmaceuticals 1.6%
a
Catalent , Inc. ........................................ United States 52,800 3,469,488
a
Jazz Pharmaceuticals plc ............................... United States 20,700 3,029,031
6,498,519
Professional Services 3.6%
a
CoStar Group, Inc. .................................... United States 49,050 3,377,092
Paychex, Inc. ........................................ United States 57,900 6,634,761
TransUnion .......................................... United States 70,600 4,387,084
14,398,937
Residential REITs 0.9%
Equity LifeStyle Properties, Inc. ........................... United States 54,900 3,685,437
Semiconductors & Semiconductor Equipment 4.9%
a
Enphase Energy, Inc. .................................. United States 12,700 2,670,556
KLA Corp. ........................................... United States 2,500 997,925
a
Lattice Semiconductor Corp. ............................. United States 59,455 5,677,952
Monolithic Power Systems, Inc. ........................... United States 11,250 5,631,075
a
SiTime Corp. ......................................... United States 26,000 3,697,980
a
Wolfspeed , Inc. ....................................... United States 15,900 1,032,705
19,708,193
Software 12.0%
a
Alkami Technology, Inc. ................................. United States 108,925 1,378,991
a
ANSYS, Inc. ......................................... United States 17,500 5,824,000
a
Arteris , Inc. .......................................... United States 144,100 609,543
a
Atlassian Corp., A ..................................... United States 17,300 2,961,241
a
BILL Holdings, Inc. .................................... United States 23,848 1,935,027
a,c,d
Blaize , Inc. .......................................... United States 1 —
a
Crowdstrike Holdings, Inc., A ............................. United States 44,300 6,080,618
a
Datadog , Inc., A ...................................... United States 29,600 2,150,736
a
Fair Isaac Corp. ...................................... United States 4,300 3,021,567
a
Monday.com Ltd. ...................................... United States 17,900 2,555,225
a
Palo Alto Networks, Inc. ................................ United States 21,400 4,274,436
a
Paylocity Holding Corp. ................................. United States 22,150 4,402,977
a
Synopsys, Inc. ....................................... United States 32,450 12,533,812
a
Workday, Inc., A ...................................... United States 4,900 1,012,046
48,740,219
Specialized REITs 0.8%
SBA Communications Corp. ............................. United States 13,157 3,434,898
Specialty Retail 5.7%
a
AutoZone, Inc. ....................................... United States 2,200 5,407,930
a
Burlington Stores, Inc. .................................. United States 24,600 4,971,660
a
Five Below, Inc. ....................................... United States 21,650 4,459,251
a
Petco Health & Wellness Co., Inc. ......................... United States 151,700 1,365,300
Tractor Supply Co. .................................... United States 28,937 6,801,352
23,005,493
Textiles, Apparel & Luxury Goods 2.8%
Levi Strauss & Co., A .................................. United States 124,200 2,264,166

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Textiles, Apparel & Luxury Goods (continued)
a
Lululemon Athletica , Inc. ................................ United States 24,900 $ 9,068,331
11,332,497
Trading Companies & Distributors 1.8%
Fastenal Co. ......................................... United States 138,500 7,470,690
Total Common Stocks (Cost $286,495,876) .....................................
379,541,733
Convertible Preferred Stocks 1.2%
Diversified Consumer Services 0.2%
a,c,d
Newsela , Inc., D ...................................... United States 48,915 772,414
a
Software 1.0%
a,c,d
Benchling , Inc., F ..................................... United States 35,200 691,204
a,c,d
Blaize , Inc., D ........................................ United States 11,970 39,494
a,c,d
Blaize , Inc., D ........................................ United States 194,302 588,454
a,c,d
Blaize , Inc., D-2 ...................................... United States 82,758 135,385
a,c,d
Databricks , Inc., G .................................... United States 25,878 1,517,582
a,c,d
OneTrust LLC, C ...................................... United States 82,367 906,037
3,878,156
Total Convertible Preferred Stocks (Cost $7,884,932) ............................
4,650,570
Warrants
Warrants 0.0%
†
Software 0.0%
†
a,c,d
Blaize , Inc., 9/19/25 ................................... United States 8,275 577
a,c,d
Blaize , Inc., D, 2/28/24 ................................. United States 26,474 261
838
Total Warrants (Cost $–) ......................................................
838
Principal
Amount
*
Corporate Bonds 0.0%
†
c,d
Blaize , Inc. , 10% , 12/09/24 .............................. United States 64,369 64,375
Total Corporate Bonds (Cost $64,368) .........................................
64,375
Total Long Term Investments (Cost $294,445,176) ...............................
384,257,516
a
Short Term Investments 5.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 5.4%
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 21,722,915 21,722,915
Total Money Market Funds (Cost $21,722,915) ..................................
21,722,915

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Small-Mid Cap Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

s
See Abbreviations on page 173 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
e,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 169,400 $ 169,400
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $169,400) .............................................................
169,400
Total Short Term Investments (Cost $21,892,315 ) ................................
21,892,315
a
Total Investments (Cost $316,337,491) 100.2% ..................................
$406,149,831
Other Assets, less Liabilities (0.2)% ...........................................
(825,096)
Net Assets 100.0% ...........................................................
$405,324,735
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the value of this security was
$2,868,304, representing 0.7% of net assets.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin Strategic Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.5%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 14,792,309 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,472,041 —
—
Energy Equipment & Services 0.3%
b
Weatherford International plc ............................. United States 13,794 818,674
Media 0.0%
†
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 20,804 24,965
b
iHeartMedia, Inc., A .................................... United States 8,526 33,251
58,216
Oil, Gas & Consumable Fuels 0.2%
b
Amplify Energy Corp. .................................. United States 431 2,961
Birch Permian Holdings, Inc. ............................. United States 39,385 723,699
726,660
Total Common Stocks (Cost $1,965,020) .......................................
1,603,550
Management Investment Companies 6.3%
Capital Markets 6.3%
d
Franklin Floating Rate Income Fund ....................... United States 2,418,451 18,888,103
Total Management Investment Companies (Cost $21,092,057) ....................
18,888,103
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 30,118 2,438
Total Convertible Bonds (Cost $8,415) .........................................
2,438
Corporate Bonds 44.9%
Aerospace & Defense 0.9%
Boeing Co. (The) ,
Senior Bond, 3.625%, 2/01/31 .......................... United States 700,000 641,871
Senior Note, 5.15%, 5/01/30 ........................... United States 700,000 704,740
g
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.25%, 3/15/26 ............... United States 900,000 901,732
Senior Secured Note, 144A, 6.75%, 8/15/28 ............... United States 400,000 404,500
2,652,843
Air Freight & Logistics 0.3%
g
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 300,000 282,310
FedEx Corp. , Senior Bond , 4.05% , 2/15/48 ..................
United States 650,000 529,100
811,410
Automobile Components 1.3%
g
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 300,000 309,179
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 200,000 205,776
g
Allison Transmission, Inc. ,
Senior Bond, 144A, 5.875%, 6/01/29 ..................... United States 800,000 779,840
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 300,000 256,279

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,000,000 $ 940,300
g
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 600,000 405,529
Goodyear Tire & Rubber Co. (The) , Senior Note , 5% , 7/15/29 ....
United States 800,000 715,744
g
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 500,000 370,159
3,982,806
Automobiles 0.2%
g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 800,000 629,016
Banks 6.0%
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 300,000 234,352
Bank of America Corp. ,
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 800,000 762,116
Senior Note, 4.376% to 4/26/27, FRN thereafter, 4/27/28 ...... United States 1,000,000 968,110
g
BNP Paribas SA ,
Senior Note, 144A, 2.819% to 11/18/24, FRN thereafter, 11/19/25 France 400,000 380,348
Senior Note, 144A, 2.219% to 6/08/25, FRN thereafter, 6/09/26 . France 500,000 459,572
g
BPCE SA , Senior Note , 144A, 2.045% to 10/18/26, FRN thereafter ,
10/19/27 .......................................... France 800,000 701,654
Citigroup, Inc. , Senior Note , 5.61% to 9/28/25, FRN thereafter ,
9/29/26 ........................................... United States 1,600,000 1,613,014
HSBC Holdings plc ,
Senior Bond, 2.848% to 6/03/30, FRN thereafter, 6/04/31 ..... United Kingdom 800,000 672,545
Senior Bond, 2.357% to 8/17/30, FRN thereafter, 8/18/31 ..... United Kingdom 300,000 242,045
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 900,000 874,777
Senior Note, 5.21% to 8/10/27, FRN thereafter, 8/11/28 ....... United Kingdom 550,000 544,859
JPMorgan Chase & Co. ,
f
R, Junior Sub. Bond, 6% to 7/31/23, FRN thereafter, Perpetual . United States 213,000 209,006
Senior Bond, 3.2%, 6/15/26 ............................ United States 1,213,000 1,163,406
Senior Bond, 2.522% to 4/21/30, FRN thereafter, 4/22/31 ..... United States 1,000,000 855,473
Senior Note, 3.845% to 6/13/24, FRN thereafter, 6/14/25 ...... United States 700,000 686,786
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 500,000 473,180
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 900,000 894,345
National Bank of Canada , Senior Note , 3.75% to 6/08/24, FRN
thereafter , 6/09/25 ................................... Canada 900,000 881,710
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 800,000 697,166
g
Societe Generale SA ,
Senior Bond, 144A, 2.889% to 6/08/31, FRN thereafter, 6/09/32 France 800,000 631,281
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 700,000 607,613
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 .....
Canada 1,000,000 990,526
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 .................................. United States 800,000 798,339
g
UniCredit SpA , Senior Bond , 144A, 3.127% to 6/02/31, FRN
thereafter , 6/03/32 ................................... Italy 500,000 392,988
Wells Fargo & Co. ,
Senior Note, 1.654% to 6/01/23, FRN thereafter, 6/02/24 ...... United States 900,000 894,274
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ....... United States 500,000 491,247
18,120,732

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc. , Senior Bond , 3.5% , 6/01/30
Belgium 800,000 $ 754,757
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 1,000,000 873,786
1,628,543
Biotechnology 0.6%
AbbVie, Inc. , Senior Note , 3.2% , 11/21/29 ...................
United States 700,000 649,884
Amgen, Inc. ,
Senior Bond, 4.2%, 3/01/33 ............................ United States 400,000 383,648
Senior Bond, 5.25%, 3/02/33 ........................... United States 700,000 719,562
1,753,094
Broadline Retail 0.1%
a,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 1/06/23 ........................................ South Africa 1,036,360 —
a,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 1/06/23 ....................................... South Africa 564,697 —
g
Macy's Retail Holdings LLC , Senior Note , 144A, 5.875% , 3/15/30 . United States 500,000 444,358
444,358
Building Products 0.6%
g
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 500,000 463,500
g
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 475,041
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 467,797
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 200,000 174,226
Senior Bond, 144A, 3.375%, 1/15/31 ..................... United States 200,000 160,964
1,741,528
Capital Markets 2.3%
Credit Suisse Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 400,000 369,500
g
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 300,000 290,668
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 800,000 784,800
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.21% to 4/21/41, FRN thereafter, 4/22/42 ...... United States 400,000 301,931
Senior Note, 5.7%, 11/01/24 ........................... United States 500,000 503,833
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 300,000 293,349
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 1,000,000 894,358
g
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 200,000 179,292
Morgan Stanley ,
Senior Bond, 3.591% to 7/21/27, FRN thereafter, 7/22/28 ..... United States 809,000 764,771
Senior Note, 3.737% to 4/23/23, FRN thereafter, 4/24/24 ...... United States 900,000 898,422
g
MSCI, Inc. , Senior Bond , 144A, 3.25% , 8/15/33 ............... United States 1,200,000 983,819
g,h
UBS Group AG , Senior Note , 144A, FRN , 5.711% , ( 1-year CMT
T-Note + 1.55% ), 1/12/27 .............................. Switzerland 700,000 694,314
6,959,057

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals 1.7%
g
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 900,000 $ 680,037
Celanese US Holdings LLC , Senior Note , 6.165% , 7/15/27 ......
United States 450,000 453,206
g
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 700,000 602,896
g
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 300,000 266,281
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 800,000 703,056
g
Gates Global LLC / Gates Corp. , Senior Note , 144A, 6.25% , 1/15/26 United States 400,000 393,550
g
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 800,000 EUR 754,158
e,g
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 300,000 217,500
Nutrien Ltd. , Senior Note , 4.9% , 3/27/28 ....................
Canada 100,000 100,046
g
Syngenta Finance NV , Senior Note , 144A, 4.892% , 4/24/25 ...... Switzerland 800,000 782,596
Westlake Corp. , Senior Bond , 3.375% , 6/15/30 ...............
United States 200,000 177,401
g
Yara International ASA , Senior Bond , 144A, 3.148% , 6/04/30 ..... Brazil 100,000 84,285
5,215,012
Commercial Services & Supplies 0.7%
g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 400,000 358,504
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 1,000,000 897,460
g
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,000,000 874,218
2,130,182
Construction & Engineering 0.2%
g
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 267,114
g
Great Lakes Dredge & Dock Corp. , Senior Note , 144A, 5.25% ,
6/01/29 ........................................... United States 500,000 378,550
645,664
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 500,000 406,658
g
Park Aerospace Holdings Ltd. , Senior Note , 144A, 5.5% , 2/15/24 . Ireland 300,000 297,332
g
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 900,000 754,119
1,458,109
Containers & Packaging 1.5%
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 300,000 236,823
Senior Secured Note, 144A, 4.125%, 8/15/26 .............. United States 500,000 466,927
g
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 500,000 458,140
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 169,000 168,904
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 75,000 75,165
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 500,000 437,619
g
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 600,000 539,529
g
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 124,000 122,643
Senior Note, 144A, 6.125%, 2/01/28 ..................... United States 900,000 910,980
g
Trivium Packaging Finance BV , Senior Secured Note , 144A, 5.5% ,
8/15/26 ........................................... Netherlands 700,000 671,447
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 400,000 328,325
4,416,502

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Distributors 0.2%
g
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 300,000 $ 314,781
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 200,000 206,216
520,997
Diversified Consumer Services 0.2%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 800,000 723,784
Diversified REITs 0.7%
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 400,000 316,905
g
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 900,000 674,214
Simon Property Group LP ,
Senior Bond, 4.25%, 11/30/46 .......................... United States 800,000 651,222
Senior Bond, 3.25%, 9/13/49 ........................... United States 700,000 477,963
2,120,304
Diversified Telecommunication Services 1.0%
g
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 500,000 319,550
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 200,000 164,490
AT&T, Inc. , Senior Bond , 3.65% , 9/15/59 ....................
United States 800,000 572,689
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
4.5% , 5/01/32 ...................................... United States 700,000 573,237
g
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 300,000 286,176
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 600,000 569,814
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ........
Spain 150,000 125,004
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 400,000 344,462
2,955,422
Electric Utilities 1.6%
Duke Energy Corp. , Senior Bond , 2.45% , 6/01/30 .............
United States 400,000 341,164
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 100,000 102,966
g
Enel Finance International NV , Senior Note , 144A, 2.65% , 9/10/24 Italy 800,000 772,611
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 1,300,000 1,241,799
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 370,000 376,593
Southern Co. (The) , Senior Bond , 4.4% , 7/01/46 ..............
United States 400,000 349,037
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 85,000 94,920
g
Vistra Operations Co. LLC ,
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 1,100,000 975,464
Senior Secured Bond, 144A, 4.3%, 7/15/29 ................ United States 500,000 448,129
4,702,683
Electrical Equipment 0.3%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ...................
United States 200,000 193,583
g
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 900,000 795,137
988,720

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ....
United States 900,000 $ 792,639
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 800,000 778,955
1,571,594
Energy Equipment & Services 0.1%
g
Schlumberger Holdings Corp. , Senior Note , 144A, 3.9% , 5/17/28 .. United States 400,000 384,905
g
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 17,000 17,460
402,365
Entertainment 0.5%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 300,000 296,895
Senior Bond, 5.875%, 11/15/28 ......................... United States 1,000,000 1,053,350
g
Warnermedia Holdings, Inc. , Senior Note , 144A, 4.054% , 3/15/29 . United States 300,000 279,276
1,629,521
Financial Services 0.2%
g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 700,000 594,759
Food Products 0.7%
g
Bimbo Bakeries USA, Inc. , Senior Bond , 144A, 4% , 5/17/51 ..... Mexico 200,000 156,920
g
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 900,000 897,750
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 150,000 150,478
g
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 144A, 2.5%, 1/15/27 ....................... United States 700,000 622,451
Senior Note, 144A, 3.625%, 1/15/32 ..................... United States 400,000 331,888
2,159,487
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc. , Senior Bond , 3.35% , 6/01/50 ....
United States 300,000 212,857
Ground Transportation 0.6%
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ....................
United States 550,000 479,802
g
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 1,000,000 871,049
g
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 452,847
1,803,698
Health Care Equipment & Supplies 0.3%
g
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 500,000 534,748
g
GE HealthCare Technologies, Inc. , Senior Note , 144A, 5.6% ,
11/15/25 .......................................... United States 500,000 506,327
1,041,075
Health Care Providers & Services 1.7%
Centene Corp. ,
Senior Note, 4.25%, 12/15/27 .......................... United States 300,000 289,338
Senior Note, 2.45%, 7/15/28 ........................... United States 100,000 87,090
Senior Note, 4.625%, 12/15/29 ......................... United States 200,000 188,228
Senior Note, 3.375%, 2/15/30 .......................... United States 600,000 524,007
Senior Note, 2.625%, 8/01/31 .......................... United States 200,000 162,242
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 200,000 124,060
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 700,000 615,258

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ,
Senior Bond, 1.75%, 8/21/30 ........................... United States 400,000 $ 325,361
Senior Bond, 2.7%, 8/21/40 ............................ United States 600,000 429,708
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 800,000 683,600
Elevance Health, Inc. , Senior Bond , 3.7% , 9/15/49 ............
United States 150,000 118,842
HCA, Inc. , Senior Bond , 3.5% , 9/01/30 .....................
United States 100,000 89,136
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 600,000 432,248
Quest Diagnostics, Inc. , Senior Bond , 2.8% , 6/30/31 ...........
United States 200,000 174,998
g
Tenet Healthcare Corp. , Senior Secured Note , 144A, 6.125% ,
6/15/30 ........................................... United States 1,000,000 987,400
5,231,516
Health Care REITs 0.1%
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
3.5% , 3/15/31 ...................................... United States 300,000 202,230
Hotel & Resort REITs 0.1%
g
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 339,661
Hotels, Restaurants & Leisure 1.1%
g
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 500,000 445,583
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 800,000 722,904
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 184,766
g
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 700,000 608,258
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. , Senior Bond , 144A, 5.875% , 9/01/31 ................ United States 400,000 287,900
g
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 200,000 180,735
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,200,000 922,542
3,352,688
Household Durables 0.1%
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 400,000 339,662
Household Products 0.3%
g
Central Garden & Pet Co. , Senior Bond , 144A, 4.125% , 4/30/31 .. United States 500,000 432,235
g
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 300,000 249,664
g
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 400,000 327,511
1,009,410
Independent Power and Renewable Electricity Producers 1.6%
g
Atlantica Sustainable Infrastructure plc , Senior Note , 144A, 4.125% ,
6/15/28 ........................................... Spain 400,000 359,360
g
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............... United States 600,000 508,562
g
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 United States 700,000 604,380
g
Colbun SA ,
Senior Bond, 144A, 3.95%, 10/11/27 ..................... Chile 800,000 748,600
Senior Bond, 144A, 3.15%, 3/06/30 ...................... Chile 300,000 255,256
g
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 872,202
g,i
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 1,300,000 1,335,990
4,684,350

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 1.0%
g,j
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 300,000 $ 302,158
g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Secured Note , 144A, 6.75% , 4/15/28 ..................... United States 600,000 593,868
Arch Capital Group Ltd. , Senior Bond , 3.635% , 6/30/50 .........
United States 1,000,000 748,702
g
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 1,100,000 1,114,437
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 300,000 291,957
3,051,122
Interactive Media & Services 0.3%
g
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 900,000 762,835
IT Services 1.2%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 900,000 725,256
g
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 700,000 665,115
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 400,000 357,282
g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 814,929
g
Presidio Holdings, Inc. , Senior Secured Note , 144A, 4.875% , 2/01/27 United States 1,200,000 1,148,184
3,710,766
Machinery 0.4%
g
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ............. Canada 400,000 355,222
g
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 400,000 413,788
Parker-Hannifin Corp. , Senior Note , 4.25% , 9/15/27 ...........
United States 400,000 392,773
1,161,783
Media 1.5%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 1,300,000 1,047,096
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 400,000 300,360
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 200,000 179,708
g
CSC Holdings LLC , Senior Bond , 144A, 3.375% , 2/15/31 ....... United States 400,000 277,080
g
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 700,000 634,662
g
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 600,000 448,875
g
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 4.125% ,
12/01/30 .......................................... United States 800,000 645,960
g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 1,000,000 860,000
g
Univision Communications, Inc. , Senior Secured Note , 144A, 4.5% ,
5/01/29 ........................................... United States 100,000 84,116
4,477,857
Metals & Mining 0.7%
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 700,000 607,250
g
POSCO , Senior Note , 144A, 5.625% , 1/17/26 ................ South Korea 850,000 860,246
g
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 523,098
1,990,594
Mortgage Real Estate Investment Trusts (REITs) 0.3%
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 1,100,000 796,307

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities 0.4%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .........
United States 1,150,000 $ 1,098,898
Oil, Gas & Consumable Fuels 4.3%
g
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 .............. Norway 900,000 761,797
g
Antero Resources Corp. , Senior Note , 144A, 7.625% , 2/01/29 .... United States 98,000 100,301
Canadian Natural Resources Ltd. , Senior Bond , 2.95% , 7/15/30 ..
Canada 450,000 391,039
g
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 700,000 667,272
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 279,840
g
DT Midstream, Inc. , Senior Bond , 144A, 4.375% , 6/15/31 ....... United States 500,000 436,290
g
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 900,000 894,141
Energy Transfer LP , Senior Bond , 3.75% , 5/15/30 .............
United States 200,000 184,739
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 1,100,000 1,059,822
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 100,000 98,094
g
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 100,497
g
Galaxy Pipeline Assets Bidco Ltd. , Senior Secured Bond , 144A,
2.16% , 3/31/34 .....................................
United Arab
Emirates 354,840 306,021
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 700,000 647,142
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 200,000 185,228
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 184,358
g
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 800,000 771,200
MPLX LP , Senior Note , 2.65% , 8/15/30 .....................
United States 1,500,000 1,272,929
Sabine Pass Liquefaction LLC , Senior Secured Note , 4.5% , 5/15/30
United States 1,600,000 1,544,133
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 500,000 494,249
Senior Note, 4.5%, 5/15/29 ............................ United States 1,200,000 1,102,998
g
Var Energi ASA , Senior Bond , 144A, 8% , 11/15/32 ............ Norway 1,000,000 1,066,125
g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 263,877
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 270,870
13,082,962
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
Senior Bond, 3.75%, 1/15/31 ........................... Brazil 700,000 609,716
DM3N, Senior Bond, 3.125%, 1/15/32 .................... Brazil 400,000 327,607
937,323
Passenger Airlines 0.6%
g
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 600,000 576,180
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 1,010,000 993,677
g
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 100,000 95,788
1,665,645

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 1.0%
g
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 700,000 $ 709,709
g
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US
LLC , Senior Secured Note , 144A, 4.75% , 1/15/29 ............ United States 500,000 467,374
g
Kenvue, Inc. , Senior Note , 144A, 5.05% , 3/22/28 .............. United States 900,000 930,628
g
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 800,000 488,000
g
Prestige Brands, Inc. , Senior Bond , 144A, 3.75% , 4/01/31 ....... United States 500,000 424,245
3,019,956
Pharmaceuticals 1.0%
g
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 45,000 44,663
g
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 11% , 9/30/28 United States 80,000 59,267
g
Bayer US Finance II LLC , Senior Bond , 144A, 4.375% , 12/15/28 .. Germany 889,000 859,946
g
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 300,000 266,573
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 700,000 640,507
Royalty Pharma plc , Senior Bond , 3.3% , 9/02/40 ..............
United States 500,000 362,872
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 900,000 816,126
3,049,954
Real Estate Management & Development 0.3%
g
China Overseas Finance Cayman VI Ltd. , Senior Bond , Reg S,
5.95% , 5/08/24 ..................................... China 400,000 402,084
g
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 350,000 222,250
g
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 200,000 EUR 159,733
784,067
Residential REITs 0.1%
AvalonBay Communities, Inc. , Senior Bond , 2.45% , 1/15/31 .....
United States 500,000 421,759
Software 0.1%
g
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 500,000 419,697
Specialty Retail 0.2%
Advance Auto Parts, Inc. ,
Senior Note, 5.9%, 3/09/26 ............................ United States 100,000 102,100
Senior Note, 5.95%, 3/09/28 ........................... United States 100,000 103,151
AutoNation, Inc. , Senior Bond , 4.75% , 6/01/30 ...............
United States 200,000 188,155
g
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 200,000 142,840
536,246
Technology Hardware, Storage & Peripherals 0.1%
Teledyne FLIR LLC , Senior Note , 2.5% , 8/01/30 ..............
United States 200,000 168,433
Textiles, Apparel & Luxury Goods 0.1%
g
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 200,000 204,941
Tobacco 0.4%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 1,200,000 1,068,005
g
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 300,000 290,668
1,358,673

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors 0.7%
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,100,000 $ 965,250
g
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 300,000 289,898
g
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 700,000 719,446
1,974,594
Transportation Infrastructure 0.0%
†
g
Rutas 2 and 7 Finance Ltd. , Senior Secured Bond , 144A, Zero Cpn.,
9/30/36 ........................................... United States 180,000 113,918
Wireless Telecommunication Services 0.5%
e,g
Digicel Group Holdings Ltd. , Senior Note , 144A, PIK, 8% , 4/01/25 . Bermuda 20,996 8,099
T-Mobile USA, Inc. ,
Senior Bond, 3.3%, 2/15/51 ............................ United States 500,000 356,090
Senior Note, 3.875%, 4/15/30 .......................... United States 1,300,000 1,220,832
1,585,021
Total Corporate Bonds (Cost $151,334,632) .....................................
135,548,990
k
Marketplace Loans 2.0%
a
Financial Services 2.0%
a a a a a a
Total Marketplace Loans (Cost $6,849,646) .....................................
5,979,231
Foreign Government and Agency Securities 2.4%
g
African Export-Import Bank (The) , Senior Bond , 144A, 3.994% ,
9/21/29 ........................................... Supranational
l
1,400,000 1,182,370
g
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
l
1,200,000 1,106,808
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 1,400,000 1,274,082
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 5,315,000,000 COP 1,068,466
g
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 1,000,000 794,031
g
Indonesia Asahan Aluminium Persero PT , Senior Bond , 144A,
5.45% , 5/15/30 ..................................... Indonesia 700,000 687,600
g
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 300,000 304,452
g
Petroleos Mexicanos , Senior Bond , 144A, 10% , 2/07/33 ........ Mexico 300,000 287,788
g
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 500,000 479,197
Total Foreign Government and Agency Securities (Cost $9,100,740) ...............
7,184,794
U.S. Government and Agency Securities 20.9%
FFCB , 2.1%, 2/25/36 ...................................
United States 805,000 606,862
U.S. Treasury Bonds ,
3.75%, 11/15/43 ..................................... United States 100,000 98,857
3%, 2/15/48 ........................................ United States 1,800,000 1,571,344
3%, 8/15/48 ........................................ United States 800,000 699,125
3.375%, 11/15/48 .................................... United States 1,200,000 1,123,172
3%, 2/15/49 ........................................ United States 1,800,000 1,576,969
U.S. Treasury Notes ,
2.75%, 5/31/23 ..................................... United States 500,000 498,399
2.5%, 4/30/24 ...................................... United States 3,100,000 3,031,861
2.125%, 9/30/24 ..................................... United States 3,400,000 3,293,949
4.25%, 9/30/24 ..................................... United States 3,300,000 3,296,906
1.5%, 2/15/25 ...................................... United States 9,800,000 9,338,711
3.5%, 9/15/25 ...................................... United States 3,400,000 3,368,191

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
4.25%, 10/15/25 ..................................... United States 8,700,000 $ 8,768,988
2.875%, 11/30/25 .................................... United States 3,400,000 3,315,066
m
Index Linked, 0.625%, 1/15/26 .......................... United States 2,800,000 3,447,434
2%, 11/15/26 ....................................... United States 3,900,000 3,669,352
2.25%, 2/15/27 ..................................... United States 1,400,000 1,326,801
4.125%, 9/30/27 ..................................... United States 4,100,000 4,178,156
2.75%, 2/15/28 ..................................... United States 300,000 288,252
3.5%, 1/31/30 ...................................... United States 2,900,000 2,888,672
2.875%, 5/15/32 ..................................... United States 1,300,000 1,237,438
2.75%, 8/15/32 ..................................... United States 1,850,000 1,741,457
4.125%, 11/15/32 .................................... United States 2,200,000 2,312,063
3.5%, 2/15/33 ...................................... United States 1,400,000 1,402,297
Total U.S. Government and Agency Securities (Cost $63,003,783) .................
63,080,322
Asset-Backed Securities 5.1%
Commercial Services & Supplies 0.1%
g,n
Galaxy XXVIII CLO Ltd. , 2018-28A , C , 144A, FRN , 6.742% ,
( 3-month USD LIBOR + 1.95% ), 7/15/31 . .................. United States 250,000 234,588
Financial Services 5.0%
g,n
BlueMountain CLO Ltd. , 2018-1A , D , 144A, FRN , 7.852% , ( 3-month
USD LIBOR + 3.05% ), 7/30/30 . ......................... United States 1,000,000 845,251
g,n
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 3.83% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 . ................... Ireland 600,000 EUR 612,012
g,n
Burnham Park CLO Ltd. , 2016-1A , BR , 144A, FRN , 6.308% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 . .................. United States 460,000 446,900
g,n
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN ,
6.992% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 . ........... United States 1,213,000 1,139,949
g,n
Carlyle Global Market Strategies CLO Ltd. , 2014-4RA , C , 144A,
FRN , 7.692% , ( 3-month USD LIBOR + 2.9% ), 7/15/30 . ........ United States 300,000 266,820
g,n
Carlyle US CLO Ltd. , 2021-1A , A2 , 144A, FRN , 6.242% , ( 3-month
USD LIBOR + 1.45% ), 4/15/34 . ......................... United States 1,500,000 1,442,573
g,o
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-51, PT, 144A, FRN, 15.177%, 1/15/45 ................ United States 87,161 82,265
2019-52, PT, 144A, FRN, 15.267%, 1/15/45 ................ United States 97,535 92,632
2019-S8, PT, 144A, FRN, 9.973%, 1/15/45 ................. United States 50,729 47,181
2020-2, PT, 144A, FRN, 14.322%, 3/15/45 ................. United States 92,558 87,412
2020-7, PT, 144A, FRN, 15.435%, 4/17/45 ................. United States 49,232 45,836
g,n
Dryden 75 CLO Ltd. , 2019-75A , AR2 , 144A, FRN , 5.832% , ( 3-month
USD LIBOR + 1.04% ), 4/15/34 . ......................... United States 2,400,000 2,340,779
g
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 1,229,674 1,097,206
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 446,485 389,800

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
g,n
LCM XVII LP , 17A , BRR , 144A, FRN , 6.392% , ( 3-month USD LIBOR
+ 1.6% ), 10/15/31 . ................................... United States 350,000 $ 338,684
g,n
LCM XVIII LP , 18A , DR , 144A, FRN , 7.608% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 . .................................... United States 770,000 645,350
g,n
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A, FRN ,
3.988% , ( 3-month EURIBOR + 1.7% ), 4/15/32 . .............. Ireland 400,000 EUR 415,165
g,n
Magnetite XXIX Ltd. , 2021-29A , B , 144A, FRN , 6.192% , ( 3-month
USD LIBOR + 1.4% ), 1/15/34 . .......................... United States 1,500,000 1,450,004
g,n
Northwoods Capital Ltd. , 2018-11BA , A1 , 144A, FRN , 5.898% ,
( 3-month USD LIBOR + 1.1% ), 4/19/31 . ................... United States 591,108 584,570
g,n
Octagon Investment Partners 28 Ltd. , 2016-1A , BR , 144A, FRN ,
6.616% , ( 3-month USD LIBOR + 1.8% ), 10/24/30 . ........... United States 250,000 243,606
g,n
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A, FRN ,
5.762% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 . ........... United States 500,000 491,507
g,o
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 13.932%, 3/15/26 ................ United States 50,116 48,984
2020-PT2, A, 144A, FRN, 13.653%, 4/15/26 ................ United States 57,980 55,596
2020-PT3, A, 144A, FRN, 9.155%, 5/15/26 ................. United States 18,770 17,646
g,n
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 6.992% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 . .............................. United States 1,300,000 1,292,046
g,o
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
15.144% , 2/15/26 . ................................... United States 45,902 44,951
g,n
Voya CLO Ltd. , 2013-2A , BR , 144A, FRN , 6.771% , ( 3-month SOFR
+ 2.112% ), 4/25/31 . .................................. United States 780,000 736,195
15,300,920
a a a a a a
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 72,350 70,017
Total Asset-Backed Securities (Cost $16,555,638) ...............................
15,605,525
Commercial Mortgage-Backed Securities 0.5%
Financial Services 0.5%
g,n
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 5.384%, (1-month USD LIBOR +
0.7%), 9/15/36 ...................................... United States 250,000 240,723
2021-VOLT, B, 144A, FRN, 5.634%, (1-month USD LIBOR +
0.95%), 9/15/36 ..................................... United States 400,000 380,193
2022-LP2, A, 144A, FRN, 5.84%, (1-month SOFR + 1.013%),
2/15/39 ........................................... United States 881,970 850,584
o
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 5.61% , 7/10/38 . United States 186,216 121,331
1,592,831
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,707,808) .................
1,592,831
Mortgage-Backed Securities 6.3%
p
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 4.348%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 4,370 4,265
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 5.0%
FHLMC Gold Pool, 30 Year, 5%, 4/01/34 - 8/01/35 ............. United States 75,890 77,046
FHLMC Gold Pool, 30 Year, 5.5%, 6/01/33 - 1/01/35 ........... United States 58,338 59,490
FHLMC Gold Pool, 30 Year, 6%, 4/01/33 - 2/01/36 ............. United States 56,522 58,256
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 .......... United States 5,514 5,725
FHLMC Gold Pool, 30 Year, 7%, 4/01/30 .................... United States 859 891
FHLMC Gold Pool, 30 Year, 7.5%, 8/01/30 .................. United States 113 119
FHLMC Pool, 30 Year, 2%, 3/01/52 ........................ United States 3,864,418 3,201,183

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 4%, 6/01/52 ........................ United States 2,687,494 $ 2,572,839
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ....................... United States 6,186,709 6,067,365
FHLMC Pool, 30 Year, 5.5%, 11/01/52 ...................... United States 3,083,719 3,117,616
15,160,530
p
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 4.279%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 27,348 27,112
Federal National Mortgage Association (FNMA) Fixed Rate 1.2%
FNMA, 20 Year, 5%, 4/01/30 ............................. United States 15,615 15,893
FNMA, 30 Year, 3%, 9/01/48 - 9/01/51 ...................... United States 1,906,557 1,730,601
FNMA, 30 Year, 4%, 2/01/49 ............................. United States 605,447 591,219
FNMA, 30 Year, 4.5%, 5/01/48 ........................... United States 1,272,802 1,269,729
FNMA, 30 Year, 6.5%, 5/01/31 - 10/01/37 ................... United States 39,126 41,025
3,648,467
Government National Mortgage Association (GNMA) Fixed Rate 0.1%
GNMA I, Single-family, 30 Year, 5%, 11/15/33 - 7/15/34 ......... United States 76,924 79,514
GNMA I, Single-family, 30 Year, 7%, 10/15/28 - 2/15/29 ......... United States 9,020 9,107
GNMA I, Single-family, 30 Year, 7.5%, 9/15/30 ................ United States 750 781
GNMA II, 30 Year, 6.5%, 2/20/34 .......................... United States 1,612 1,576
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 21,774 22,464
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 32,644 34,575
GNMA II, Single-family, 30 Year, 6.5%, 4/20/31 - 1/20/33 ........ United States 13,273 13,748
GNMA II, Single-family, 30 Year, 7.5%, 1/20/28 - 4/20/32 ........ United States 3,934 4,058
165,823
Total Mortgage-Backed Securities (Cost $19,294,535) ............................
19,006,197
Residential Mortgage-Backed Securities 3.5%
Financial Services 3.5%
g
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 103,993 101,728
o
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 356,504 337,887
g,o
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 86,624 82,316
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 195,161 183,526
g,o
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 391,867 375,994
n
FHLMC STACR Debt Notes ,
2014-DN3, M3, FRN, 8.845%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 32,138 32,540
2014-DN4, M3, FRN, 9.395%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 186,405 190,109
2015-DNA1, M3, FRN, 8.145%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 35,153 35,463
2015-DNA3, M3, FRN, 9.545%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 662,094 692,060
2016-DNA2, M3, FRN, 9.495%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 579,446 607,241
n
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 10.095%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 84,026 85,507
2014-C01, M2, FRN, 9.245%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 149,944 153,358
2014-C02, 2M2, FRN, 7.445%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 138,767 139,854

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
n
FNMA Connecticut Avenue Securities, (continued)
2014-C03, 2M2, FRN, 7.745%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 21,432 $ 21,653
2015-C01, 1M2, FRN, 9.145%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 154,592 159,482
2015-C02, 1M2, FRN, 8.845%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 429,980 444,524
2015-C03, 1M2, FRN, 9.845%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 612,826 641,060
2016-C01, 1M2, FRN, 11.595%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 96,647 103,180
2016-C03, 1M2, FRN, 10.145%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 522,434 552,396
2017-C04, 2M2, FRN, 7.695%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 391,090 397,773
g,o
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 1,327,424 1,151,411
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 422,710 366,659
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................... United States 759,223 667,024
g,o
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.494% ,
4/25/66 ........................................... United States 634,089 609,939
g,o
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 277,173 240,421
g,o
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 887,024 769,406
g,o
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 156,737 135,152
g,o
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 1,612,453 1,417,598
10,695,261
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $11,871,200) .................
10,695,261
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 72,822 —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 243,000 2,126
Total Escrows and Litigation Trusts (Cost $243,000) .............................
2,126
Total Long Term Investments (Cost $303,026,474) ...............................
279,189,368
a
Short Term Investments 6.7%
a a
Country Shares
a
Value
a a a
Money Market Funds 6.7%
d,q
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 20,307,195 20,307,195
Total Money Market Funds (Cost $20,307,195) ..................................
20,307,195
Total Short Term Investments (Cost $20,307,195 ) ................................
20,307,195
a
Total Investments (Cost $323,333,669) 99.1% ...................................
$299,496,563
Other Assets, less Liabilities 0.9% .............................................
2,555,103
Net Assets 100.0% ...........................................................
$302,051,666

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
See Note 5 regarding investments in affiliated management investment companies.
e
Income may be received in additional securities and/or cash.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $108,251,354, representing 35.8% of net assets.
h
The coupon rate shown represents the rate at period end.
i
Defaulted security or security for which income has been deemed uncollectible.
j
A portion or all of the security purchased on a delayed delivery basis.
k
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
l
A supranational organization is an entity formed by two or more central governments through international treaties.
m
Principal amount of security is adjusted for inflation.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
q
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin Strategic Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-108
At March 31, 2023, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 2.0%
Freedom Financial Asset Management LLC
APP-11693689.FP.FTS.B, 5.99%, 12/15/23 $ 3,594 $ 3,623
APP-11442537.FP.FTS.B, 5.99%, 12/17/23 2,993 3,018
APP-12232118.FP.FTS.B, 5.99%, 3/05/24 . 4,229 2,600
APP-11925836.FP.FTS.B, 5.99%, 3/12/24 . 4,188 1,500
APP-12933568.FP.FTS.B, 5.99%, 4/01/24 . 4,312 4,349
APP-14154619.FP.FTS.B, 5.99%, 6/07/24 . 6,580 6,646
APP-14139528.FP.FTS.B, 5.99%, 6/10/24 . 5,815 5,891
APP-14479194.FP.FTS.B, 16.99%, 7/11/24 11,634 11,754
APP-10114471.FP.FTS.B, 13.99%, 8/12/24 5,775 5,821
APP-11822354.FP.FTS.B, 9.49%, 12/18/24 13,425 13,541
APP-11766036.FP.FTS.B, 23.74%, 12/18/24 18,184 6,672
APP-11746986.FP.FTS.B, 18.99%, 12/19/24 7,770 7,764
APP-11765697.FP.FTS.B, 16.99%, 12/24/24 6,315 6,328
APP-12220276.FP.FTS.B, 17.49%, 1/17/25 9,841 9,795
APP-11798383.FP.FTS.B, 19.99%, 2/01/25 7,032 6,975
APP-11693771.FP.FTS.B, 9.74%, 2/06/25 . 12,006 12,117
APP-11695285.FP.FTS.B, 9.74%, 2/07/25 . 11,098 11,203
APP-11818700.FP.FTS.B, 17.74%, 2/08/25 14,214 14,024
APP-12139795.FP.FTS.B, 9.74%, 3/10/25 . 8,944 9,072
APP-14135500.FP.FTS.B, 14.49%, 4/25/25 18,011 18,154
APP-13668983.FP.FTS.B, 7.84%, 5/13/25 . 26,301 26,554
APP-13660633.FP.FTS.B, 25.49%, 5/13/25 8,847 841
APP-13704982.FP.FTS.B, 21.99%, 5/25/25 6,920 6,911
APP-14969419.FP.FTS.B, 9.74%, 6/01/25 . 23,454 23,653
APP-14148125.FP.FTS.B, 9.34%, 6/16/25 . 23,935 24,221
APP-13916851.FP.FTS.B, 9.34%, 6/18/25 . 22,430 22,707
APP-11657858.FP.FTS.B, 17.49%, 12/16/25 12,003 12,210
APP-11752447.FP.FTS.B, 9.99%, 2/05/26 . 30,059 30,482
APP-11823715.FP.FTS.B, 14.99%, 2/05/26 16,649 16,912
APP-11795510.FP.FTS.B, 12.49%, 2/11/26 14,463 14,681
APP-11819292.FP.FTS.B, 18.99%, 2/12/26 10,618 10,705
APP-12232816.FP.FTS.B, 15.99%, 3/09/26 19,614 19,830
APP-13646258.FP.FTS.B, 22.99%, 5/14/26 12,666 12,684
APP-13608417.FP.FTS.B, 10.34%, 5/20/26 17,982 18,254
APP-13700836.FP.FTS.B, 18.99%, 5/28/26 12,959 12,912
APP-14159522.FP.FTS.B, 10.34%, 6/15/26 18,630 18,915
APP-14167786.FP.FTS.B, 10.34%, 6/16/26 29,953 30,418
APP-14974854.FP.FTS.B, 16.49%, 7/10/26 17,181 17,303
APP-14865971.FP.FTS.B, 8.74%, 7/24/26 . 24,410 24,815
APP-14985540.FP.FTS.B, 16.74%, 7/24/26 46,057 4,442
APP-11124654.FP.FTS.B, 19.49%, 12/18/26 35,457 35,608
APP-11605924.FP.FTS.B, 11.74%, 12/20/26 37,148 37,665
APP-11720742.FP.FTS.B, 18.99%, 12/21/26 19,876 20,053
APP-11764235.FP.FTS.B, 11.74%, 12/29/26 40,056 40,682
APP-11813151.FP.FTS.B, 20.99%, 12/30/26 4,513 606
APP-12248562.FP.FTS.B, 16.74%, 1/18/27 41,455 41,783
APP-12016647.FP.FTS.B, 16.99%, 1/25/27 16,480 16,635
APP-11749109.FP.FTS.B, 17.49%, 2/06/27 16,884 16,895
APP-11756687.FP.FTS.B, 19.49%, 2/06/27 5,670 5,536
APP-11803939.FP.FTS.B, 10.99%, 2/10/27 28,568 28,978
APP-11806622.FP.FTS.B, 18.99%, 2/11/27 8,496 8,556
APP-11798689.FP.FTS.B, 16.99%, 2/12/27 16,591 16,822
APP-12238134.FP.FTS.B, 20.24%, 3/03/27 23,622 23,354
APP-12140585.FP.FTS.B, 11.24%, 3/12/27 24,986 25,338
APP-12106231.FP.FTS.B, 11.74%, 3/13/27 35,918 36,485
APP-12249339.FP.FTS.B, 19.49%, 3/13/27 17,332 17,381
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11878312.FP.FTS.B, 10.99%, 3/14/27 $ 17,039 $ 17,287
APP-12139734.FP.FTS.B, 13.49%, 3/14/27 13,398 13,611
APP-13678387.FP.FTS.B, 13.84%, 4/03/27 12,896 13,003
APP-13561151.FP.FTS.B, 16.74%, 4/12/27 32,830 33,204
APP-13705025.FP.FTS.B, 10.84%, 5/14/27 25,645 25,973
APP-13695562.FP.FTS.B, 20.49%, 5/14/27 17,685 17,601
APP-13684451.FP.FTS.B, 17.24%, 5/15/27 43,770 44,225
APP-13199139.FP.FTS.B, 11.74%, 5/20/27 37,631 38,180
APP-13685540.FP.FTS.B, 13.59%, 5/20/27 31,919 32,358
APP-13701830.FP.FTS.B, 20.24%, 5/21/27 26,644 26,631
APP-13668745.FP.FTS.B, 23.99%, 5/23/27 13,969 13,952
APP-13628442.FP.FTS.B, 17.99%, 5/24/27 15,272 15,392
APP-13694837.FP.FTS.B, 14.34%, 5/27/27 40,101 40,763
APP-14967059.FP.FTS.B, 11.99%, 6/01/27 14,557 14,701
APP-14831064.FP.FTS.B, 11.74%, 6/04/27 36,393 36,866
APP-14058204.FP.FTS.B, 11.59%, 6/05/27 11,697 11,833
APP-14057383.FP.FTS.B, 11.34%, 6/15/27 31,539 31,998
APP-14167090.FP.FTS.B, 11.34%, 6/15/27 34,925 35,433
APP-14120872.FP.FTS.B, 13.59%, 6/15/27 17,616 17,858
APP-14165501.FP.FTS.B, 13.34%, 6/16/27 11,793 11,958
APP-13060373.FP.FTS.B, 11.34%, 6/19/27 21,462 2,285
APP-14163864.FP.FTS.B, 11.34%, 6/19/27 34,988 35,538
APP-14867762.FP.FTS.B, 14.24%, 7/10/27 14,887 15,052
APP-14981611.FP.FTS.B, 16.49%, 7/10/27 9,869 9,978
APP-14837945.FP.FTS.B, 18.49%, 7/10/27 21,517 21,500
APP-14926519.FP.FTS.B, 9.74%, 7/11/27 . 30,783 31,174
APP-14970727.FP.FTS.B, 9.74%, 7/13/27 . 25,699 26,038
APP-14975701.FP.FTS.B, 11.74%, 7/15/27 17,730 17,977
APP-14892088.FP.FTS.B, 14.49%, 7/15/27 9,390 9,524
APP-14939586.FP.FTS.B, 14.24%, 7/22/27 13,066 13,242
APP-14791332.FP.FTS.B, 17.74%, 7/22/27 27,232 27,415
APP-14178116.FP.FTS.B, 17.74%, 7/23/27 45,203 45,433
APP-14861817.FP.FTS.B, 11.99%, 8/05/27 17,674 9,460
APP-14959631.FP.FTS.B, 17.74%, 9/22/27 46,519 47,236
1,687,353
LendingClub Corp. - LCX
158759739.LC.FTS.B, 16.12%, 11/25/24 .. 10,081 9,792
165633933.LC.FTS.B, 11.02%, 1/28/25 ... 8,630 8,310
165313131.LC.FTS.B, 11.02%, 2/03/25 ... 14,328 13,766
166049294.LC.FTS.B, 14.3%, 2/03/25 ... 5,353 5,173
166979816.LC.FTS.B, 15.24%, 2/24/25 ... 7,259 6,996
167106425.LC.FTS.B, 18.62%, 2/28/25 ... 4,662 4,541
165954765.LC.FTS.B, 20.55%, 3/20/25 ... 6,794 6,558
166308005.LC.FTS.B, 20.55%, 4/10/33 ... 295 294
167497337.LC.FTS.B, 10.33%, 4/15/33 ... 1,729 201
166957411.LC.FTS.B, 15.24%, 4/19/33 ... 86 86
55,717
LendingClub Corp. - LCX PM
171026131.LC.FTS.B, 14.02%, 10/08/23 .. 5,027 4,976
171023265.LC.FTS.B, 17.3%, 10/08/23 ... 1,379 1,360
171077226.LC.FTS.B, 10.19%, 10/13/23 .. 538 526
172927033.LC.FTS.B, 10.81%, 12/24/23 .. 2,238 2,200
173276655.LC.FTS.B, 18.24%, 12/24/23 .. 1,515 1,505
174324177.LC.FTS.B, 14.99%, 2/03/24 ... 1,771 1,761
170715926.LC.FTS.B, 16.08%, 10/13/25 .. 9,220 8,958

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-109
Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
170676409.LC.FTS.B, 17.3%, 10/13/25 ... $ 7,461 $ 7,208
171176757.LC.FTS.B, 18.24%, 10/27/25 .. 6,373 6,170
174329530.LC.FTS.B, 20.49%, 2/03/26 ... 7,010 6,872
174350163.LC.FTS.B, 18.44%, 2/15/26 ... 9,084 8,820
50,356
Prosper Funding LLC
1611508.PS.FTS.B, 15.4%, 8/20/24 ..... 2,646 2,580
1612567.PS.FTS.B, 24.6%, 8/23/24 ..... 1,144 1,138
1623671.PS.FTS.B, 25.71%, 9/21/24 .... 5,934 5,905
1628458.PS.FTS.B, 18.5%, 9/22/24 ..... 2,839 2,801
1627820.PS.FTS.B, 12.15%, 9/28/24 .... 2,724 2,650
1627811.PS.FTS.B, 13.05%, 9/28/24 .... 10,963 10,664
1638201.PS.FTS.B, 13.3%, 9/28/24 ..... 5,456 5,307
1638657.PS.FTS.B, 16.1%, 9/28/24 ..... 1,118 1,091
1628909.PS.FTS.B, 17.96%, 9/29/24 .... 4,452 4,343
1629401.PS.FTS.B, 13.5%, 9/30/24 ..... 3,502 3,446
1657122.PS.FTS.B, 10.8%, 10/29/24 .... 4,166 4,047
1656696.PS.FTS.B, 11.7%, 10/29/24 .... 7,779 7,557
1645598.PS.FTS.B, 16.2%, 10/31/24 .... 3,450 3,397
1650965.PS.FTS.B, 18.41%, 11/05/24 .... 6,089 5,860
1653314.PS.FTS.B, 13.2%, 11/09/24 .... 1,810 1,747
1654279.PS.FTS.B, 12.4%, 11/11/24 ..... 5,420 5,223
1650962.PS.FTS.B, 13.81%, 11/29/24 .... 6,681 3,631
1686771.PS.FTS.B, 12%, 12/16/24 ...... 4,069 3,931
1679839.PS.FTS.B, 12.76%, 12/16/24 ... 2,420 2,348
1680232.PS.FTS.B, 15.5%, 12/16/24 .... 12,763 12,310
1674092.PS.FTS.B, 16.2%, 12/16/24 .... 3,940 3,837
1679833.PS.FTS.B, 17.54%, 12/16/24 ... 5,161 5,032
1686723.PS.FTS.B, 18.4%, 12/16/24 .... 1,294 1,262
1673696.PS.FTS.B, 24.3%, 12/16/24 .... 4,708 4,609
1688400.PS.FTS.B, 15.4%, 12/20/24 .... 1,432 192
1681375.PS.FTS.B, 16.02%, 12/20/24 ... 851 831
1690251.PS.FTS.B, 13.66%, 12/22/24 ... 5,686 5,501
1695034.PS.FTS.B, 14.89%, 1/13/25 .... 3,311 3,183
1701351.PS.FTS.B, 16.1%, 1/13/25 ..... 1,332 1,281
1694578.PS.FTS.B, 19.83%, 1/13/25 .... 3,052 2,934
1702155.PS.FTS.B, 15.21%, 1/14/25 .... 3,316 3,190
1688540.PS.FTS.B, 12.3%, 1/20/25 ..... 6,539 6,307
1705446.PS.FTS.B, 21.69%, 1/20/25 .... 1,369 1,345
1701777.PS.FTS.B, 15.1%, 1/25/25 ..... 5,043 1,198
1688531.PS.FTS.B, 16.02%, 1/26/25 .... 9,414 9,105
1692122.PS.FTS.B, 13%, 2/01/25 ....... 21,009 20,273
1714693.PS.FTS.B, 12.4%, 2/15/25 ..... 7,619 7,349
1714705.PS.FTS.B, 18.8%, 2/15/25 ..... 5,601 5,379
1708034.PS.FTS.B, 20.01%, 2/15/25 .... 3,519 3,408
1721031.PS.FTS.B, 20.4%, 2/15/25 ..... 1,410 1,365
1722672.PS.FTS.B, 10.5%, 2/16/25 ..... 4,043 3,900
1722483.PS.FTS.B, 15.4%, 2/16/25 ..... 13,790 13,250
1721001.PS.FTS.B, 18.6%, 2/23/25 ..... 6,324 6,105
1710260.PS.FTS.B, 22.6%, 2/28/25 ..... 1,686 442
1718530.PS.FTS.B, 24.4%, 2/28/25 ..... 2,988 2,904
1721323.PS.FTS.B, 16.4%, 3/07/25 ..... 5,060 4,862
1720980.PS.FTS.B, 19.56%, 3/08/25 .... 4,813 4,632
1749430.PS.FTS.B, 23.59%, 4/05/25 .... 6,502 1,659
1743116.PS.FTS.B, 12.4%, 4/06/25 ..... 3,663 3,523
1744403.PS.FTS.B, 13.9%, 4/07/25 ..... 6,265 5,984
1754061.PS.FTS.B, 16%, 4/07/25 ....... 5,366 2,988
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1752829.PS.FTS.B, 18.09%, 4/11/25 .... $ 1,498 $ 1,441
1754218.PS.FTS.B, 22.6%, 4/12/25 ..... 1,524 1,474
1750364.PS.FTS.B, 18.5%, 4/15/25 ..... 7,504 7,188
1759842.PS.FTS.B, 22.9%, 4/15/25 ..... 3,433 3,327
1754544.PS.FTS.B, 16.1%, 4/18/25 ..... 7,482 7,144
1605968.PS.FTS.B, 14.29%, 8/17/26 .... 5,670 5,448
1605959.PS.FTS.B, 18.73%, 8/17/26 .... 15,530 14,916
1618044.PS.FTS.B, 15.1%, 8/19/26 ..... 7,208 6,959
1611667.PS.FTS.B, 12.6%, 8/20/26 ..... 4,861 4,686
1610432.PS.FTS.B, 14.03%, 8/25/26 .... 4,906 4,734
1622637.PS.FTS.B, 12.7%, 8/27/26 ..... 5,239 5,057
1622940.PS.FTS.B, 13.7%, 8/30/26 ..... 9,211 9,008
1624202.PS.FTS.B, 11.79%, 9/21/26 .... 14,410 13,884
1644821.PS.FTS.B, 16.18%, 10/26/26 ... 11,093 10,656
1644836.PS.FTS.B, 18.5%, 10/26/26 .... 5,214 5,085
1648942.PS.FTS.B, 11.89%, 10/27/26 .... 5,028 4,849
1645184.PS.FTS.B, 16.9%, 10/27/26 .... 429 424
1645643.PS.FTS.B, 18.5%, 10/27/26 .... 8,823 8,609
1645601.PS.FTS.B, 26.13%, 10/27/26 ... 4,160 4,148
1646399.PS.FTS.B, 10.5%, 10/28/26 .... 8,440 8,142
1657248.PS.FTS.B, 10.5%, 10/29/26 .... 19,556 18,868
1646459.PS.FTS.B, 11.89%, 10/29/26 .... 7,883 7,606
1646507.PS.FTS.B, 16%, 11/02/26 ...... 12,906 12,367
1654273.PS.FTS.B, 11.4%, 11/05/26 ..... 11,784 11,304
1661067.PS.FTS.B, 12.3%, 11/05/26 .... 7,895 7,573
1660821.PS.FTS.B, 12.5%, 11/05/26 .... 11,855 11,371
1661382.PS.FTS.B, 16.7%, 11/05/26 .... 4,038 3,883
1660956.PS.FTS.B, 18.25%, 11/05/26 .... 5,697 5,476
1651610.PS.FTS.B, 10.8%, 11/08/26 .... 8,222 7,892
1664763.PS.FTS.B, 13.8%, 11/08/26 .... 1,952 1,890
1666497.PS.FTS.B, 13.8%, 11/09/26 .... 11,946 11,392
1647191.PS.FTS.B, 16.32%, 11/12/26 .... 9,835 9,424
1660294.PS.FTS.B, 15.2%, 11/15/26 .... 9,615 9,171
1664083.PS.FTS.B, 11.6%, 11/17/26 ..... 6,292 6,052
1679851.PS.FTS.B, 10.9%, 12/16/26 .... 14,365 13,813
1686732.PS.FTS.B, 12.62%, 12/16/26 ... 4,098 3,297
1686756.PS.FTS.B, 20.08%, 12/16/26 ... 6,253 6,022
1673687.PS.FTS.B, 25.6%, 12/16/26 .... 8,558 8,346
1674302.PS.FTS.B, 18.33%, 12/17/26 ... 15,165 14,567
1674281.PS.FTS.B, 21%, 12/17/26 ...... 2,459 2,412
1675325.PS.FTS.B, 14%, 12/20/26 ...... 16,123 15,413
1673693.PS.FTS.B, 12.5%, 1/01/27 ..... 12,626 12,148
1695804.PS.FTS.B, 10.8%, 1/04/27 ..... 4,059 3,892
1694569.PS.FTS.B, 10.5%, 1/13/27 ..... 5,674 5,452
1701348.PS.FTS.B, 11.1%, 1/13/27 ..... 4,065 3,906
1688537.PS.FTS.B, 13.7%, 1/13/27 ..... 8,640 8,230
1702140.PS.FTS.B, 11.55%, 1/14/27 .... 12,220 11,745
1701774.PS.FTS.B, 19.3%, 1/16/27 ..... 6,759 6,453
1703079.PS.FTS.B, 10.5%, 1/18/27 ..... 11,267 10,839
1689971.PS.FTS.B, 11.6%, 1/18/27 ..... 6,519 6,272
1691666.PS.FTS.B, 11.88%, 1/19/27 .... 6,528 6,281
1705047.PS.FTS.B, 17.54%, 1/19/27 .... 12,337 11,859
1704972.PS.FTS.B, 24.18%, 1/19/27 .... 6,015 5,884
1692578.PS.FTS.B, 13.1%, 1/20/27 ..... 3,271 3,148
1699192.PS.FTS.B, 14.6%, 1/20/27 ..... 28,412 27,131
1694423.PS.FTS.B, 15%, 1/24/27 ....... 12,416 11,872
1702129.PS.FTS.B, 12.7%, 1/25/27 ..... 5,734 5,524
1709019.PS.FTS.B, 19%, 1/25/27 ....... 10,104 9,745

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-110
Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1702634.PS.FTS.B, 21.95%, 2/04/27 .... $ 12,087 $ 11,666
1721025.PS.FTS.B, 10.53%, 2/15/27 .... 1,649 1,586
1714696.PS.FTS.B, 12.6%, 2/15/27 ..... 8,323 8,002
1708016.PS.FTS.B, 12.62%, 2/15/27 .... 16,647 16,006
1720968.PS.FTS.B, 12.62%, 2/15/27 .... 16,075 15,464
1714699.PS.FTS.B, 16.1%, 2/15/27 ..... 8,444 8,041
1715326.PS.FTS.B, 16.83%, 2/15/27 .... 13,974 13,369
1709231.PS.FTS.B, 13.7%, 2/16/27 ..... 12,124 11,552
1716949.PS.FTS.B, 11.77%, 2/17/27 .... 12,456 11,988
1711397.PS.FTS.B, 18.15%, 2/22/27 .... 15,323 14,625
1709558.PS.FTS.B, 13.4%, 2/28/27 ..... 15,469 14,738
1752507.PS.FTS.B, 25.9%, 4/05/27 ..... 6,735 6,447
1753401.PS.FTS.B, 16.9%, 4/06/27 ..... 13,274 12,572
1750201.PS.FTS.B, 19.9%, 4/06/27 ..... 8,820 8,349
1750603.PS.FTS.B, 14.29%, 4/07/27 .... 4,327 4,107
1751788.PS.FTS.B, 15.7%, 4/08/27 ..... 9,075 1,161
1743635.PS.FTS.B, 13.1%, 4/13/27 ..... 10,734 10,329
1759809.PS.FTS.B, 12.5%, 4/15/27 ..... 27,085 26,083
1753794.PS.FTS.B, 15.1%, 4/20/27 ..... 6,987 6,634
1648285.PS.FTS.B, 12.62%, 9/26/27 .... 6,667 2,734
1700734.PS.FTS.B, 16.2%, 12/24/27 .... 22,093 10,224
909,182
Upgrade, Inc. - Card
992398221, 19.3%, 4/03/24 ........... 83 83
992438577, 25.45%, 4/03/24 ........... 143 142
992341725, 28.48%, 4/03/24 ........... 16 16
992458720, 29.49%, 4/03/24 ........... 10 10
992264301, 29.49%, 4/04/24 ........... 207 210
992282840, 29.49%, 4/04/24 ........... 496 505
992459954, 29.49%, 4/04/24 ........... 142 101
992256649, Zero Cpn, 4/05/24 ......... 146 10
992256931, Zero Cpn, 4/05/24 ......... 231 16
992333933, Zero Cpn, 4/05/24 ......... 193 14
992344980, Zero Cpn, 4/05/24 ......... 78 6
992419308, Zero Cpn, 4/05/24 ......... 32 2
992285365, 17.49%, 4/05/24 ........... 235 236
992240347, 18.71%, 4/05/24 ........... 79 80
992241984, 18.71%, 4/05/24 ........... 182 183
992239693, 19.3%, 4/05/24 ........... 399 396
992378711, 19.3%, 4/05/24 ............ 472 474
992333048, 19.99%, 4/05/24 ........... 78 79
992246266, 20.47%, 4/05/24 ........... 14 14
992286774, 20.47%, 4/05/24 ........... 218 28
992418214, 20.47%, 4/05/24 ........... 556 554
992239776, 20.96%, 4/05/24 ........... 199 199
992244483, 21.48%, 4/05/24 ........... 170 170
992266844, 21.48%, 4/05/24 ........... 74 74
992416498, 21.48%, 4/05/24 ........... 593 590
992273417, 25.44%, 4/05/24 ........... 47 15
992274561, 28.48%, 4/05/24 ........... 16 16
992284254, 28.48%, 4/05/24 ........... 123 125
992315245, 28.48%, 4/05/24 ........... 56 56
992334224, 28.48%, 4/05/24 ........... 56 57
992379401, 28.48%, 4/05/24 ........... 107 106
992395391, 28.48%, 4/05/24 ........... 76 76
992401140, 28.48%, 4/05/24 ........... 141 144
992443753, 28.48%, 4/05/24 ........... 95 96
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992349368, 29.46%, 4/05/24 ........... $ 16 $ 16
992273722, 29.47%, 4/05/24 ........... 217 14
992248833, 29.48%, 4/05/24 ........... 62 64
992275640, 29.48%, 4/05/24 ........... 128 129
992279719, 29.48%, 4/05/24 ........... 72 71
992324240, 29.48%, 4/05/24 ........... 116 118
992347467, 29.48%, 4/05/24 ........... 185 188
992239914, 29.49%, 4/05/24 ........... 30 30
992243934, 29.49%, 4/05/24 ........... 36 (2)
992244373, 29.49%, 4/05/24 ........... 71 72
992246075, 29.49%, 4/05/24 ........... 99 101
992262726, 29.49%, 4/05/24 ........... 219 63
992267548, 29.49%, 4/05/24 ........... 33 13
992267982, 29.49%, 4/05/24 ........... 240 245
992271382, 29.49%, 4/05/24 ........... 108 110
992273344, 29.49%, 4/05/24 ........... 20 19
992277911, 29.49%, 4/05/24 ........... 60 61
992283053, 29.49%, 4/05/24 ........... 75 76
992283646, 29.49%, 4/05/24 ........... 203 206
992284455, 29.49%, 4/05/24 ........... 1,172 1,193
992287261, 29.49%, 4/05/24 ........... 8 8
992287722, 29.49%, 4/05/24 ........... 133 (7)
992289947, 29.49%, 4/05/24 ........... 104 103
992302092, 29.49%, 4/05/24 ........... 94 92
992307882, 29.49%, 4/05/24 ........... 98 100
992309362, 29.49%, 4/05/24 ........... 133 37
992309531, 29.49%, 4/05/24 ........... 79 (4)
992323342, 29.49%, 4/05/24 ........... 37 37
992323446, 29.49%, 4/05/24 ........... 65 64
992324210, 29.49%, 4/05/24 ........... 50 51
992328853, 29.49%, 4/05/24 ........... 93 94
992329601, 29.49%, 4/05/24 ........... 33 32
992345689, 29.49%, 4/05/24 ........... 32 32
992348729, 29.49%, 4/05/24 ........... 54 4
992350277, 29.49%, 4/05/24 ........... 120 122
992364426, 29.49%, 4/05/24 ........... 30 30
992365430, 29.49%, 4/05/24 ........... 37 37
992366150, 29.49%, 4/05/24 ........... 165 167
992402117, 29.49%, 4/05/24 ........... 174 (8)
992405301, 29.49%, 4/05/24 ........... 27 27
992412416, 29.49%, 4/05/24 ........... 259 258
992419454, 29.49%, 4/05/24 ........... 20 19
992428512, 29.49%, 4/05/24 ........... 81 81
992435585, 29.49%, 4/05/24 ........... 364 98
992439811, 29.49%, 4/05/24 ........... 72 72
992455893, 29.49%, 4/05/24 ........... 92 92
992461968, 29.49%, 4/05/24 ........... 39 38
992330988, 18.71%, 6/03/24 ........... 153 153
992268585, 19.99%, 11/03/24 .......... 83 86
992334340, Zero Cpn, 4/03/25 ......... 86 6
992271010, 17.97%, 4/03/25 ........... 151 150
992355930, 19.8%, 4/03/25 ........... 195 196
992244955, 19.99%, 4/03/25 ........... 121 15
992318841, 19.99%, 4/03/25 ........... 944 941
992460958, 20.46%, 4/03/25 ........... 278 280
992341430, 23.95%, 4/03/25 ........... 134 133
992249317, 28.98%, 4/03/25 ........... 648 151
992287702, 28.98%, 4/03/25 ........... 277 279

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-111
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992307437, 28.98%, 4/03/25 ........... $ 412 $ 412
992401201, 28.98%, 4/03/25 ........... 14 14
992464185, 28.98%, 4/03/25 ........... 27 27
992236828, 29.49%, 4/03/25 ........... 71 73
992261673, 29.49%, 4/03/25 ........... 100 15
992296038, 29.49%, 4/03/25 ........... 357 366
992345330, 29.49%, 4/03/25 ........... 384 391
992367110, 29.49%, 4/03/25 ........... 760 770
992457538, 29.49%, 4/03/25 ........... 9 9
992458807, 29.49%, 4/03/25 ........... 51 43
992462894, 29.49%, 4/03/25 ........... 100 103
992457494, 17.99%, 4/04/25 ........... 457 459
992299146, 28.98%, 4/04/25 ........... 371 369
992408749, 28.98%, 4/04/25 ........... 321 328
992461489, 28.98%, 4/04/25 ........... 7 7
992250417, 29.49%, 4/04/25 ........... 75 75
992264434, 29.49%, 4/04/25 ........... 76 75
992297978, 29.49%, 4/04/25 ........... 29 29
992241701, Zero Cpn, 4/05/25 ......... 558 39
992269419, Zero Cpn, 4/05/25 ......... 354 24
992283304, Zero Cpn, 4/05/25 ......... 313 22
992245824, 16.99%, 4/05/25 ........... 189 189
992282393, 16.99%, 4/05/25 ........... 1,501 1,526
992335587, 17.97%, 4/05/25 ........... 355 (2)
992294096, 17.99%, 4/05/25 ........... 298 298
992300496, 17.99%, 4/05/25 ........... 87 88
992239267, 19.21%, 4/05/25 ........... 1,519 1,542
992346705, 19.21%, 4/05/25 ........... 715 724
992442455, 19.21%, 4/05/25 ........... 1,830 1,843
992307969, 19.8%, 4/05/25 ........... 87 88
992349565, 19.8%, 4/05/25 ........... 906 919
992350427, 19.8%, 4/05/25 ........... 756 767
992383581, 19.8%, 4/05/25 ........... 200 202
992254243, 19.99%, 4/05/25 ........... 308 311
992270154, 19.99%, 4/05/25 ........... 474 492
992290118, 19.99%, 4/05/25 ........... 111 116
992336548, 19.99%, 4/05/25 ........... 1,204 1,229
992357555, 19.99%, 4/05/25 ........... 147 152
992379889, 19.99%, 4/05/25 ........... 904 883
992341688, 20.46%, 4/05/25 ........... 116 117
992453559, 20.46%, 4/05/25 ........... 1,884 1,893
992241765, 20.97%, 4/05/25 ........... 395 400
992386629, 20.97%, 4/05/25 ........... 3,032 3,071
992251309, 21.46%, 4/05/25 ........... 377 381
992347533, 21.46%, 4/05/25 ........... 190 192
992413295, 21.46%, 4/05/25 ........... 133 9
992238211, 21.98%, 4/05/25 ........... 601 608
992263295, 21.98%, 4/05/25 ........... 112 111
992395369, 21.98%, 4/05/25 ........... 252 254
992263400, 22.95%, 4/05/25 ........... 321 324
992262511, 22.97%, 4/05/25 ........... 665 672
992330039, 22.97%, 4/05/25 ........... 561 567
992415093, 22.97%, 4/05/25 ........... 231 154
992268373, 23.95%, 4/05/25 ........... 52 51
992350011, 23.95%, 4/05/25 ........... 6 6
992252550, 27.99%, 4/05/25 ........... 27 27
992438360, 27.99%, 4/05/25 ........... 176 180
992240832, 28.98%, 4/05/25 ........... 70 71
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992246882, 28.98%, 4/05/25 ........... $ 714 $ 731
992248396, 28.98%, 4/05/25 ........... 789 819
992253878, 28.98%, 4/05/25 ........... 550 547
992255354, 28.98%, 4/05/25 ........... 53 4
992259876, 28.98%, 4/05/25 ........... 97 101
992260350, 28.98%, 4/05/25 ........... 75 75
992260733, 28.98%, 4/05/25 ........... 274 284
992262040, 28.98%, 4/05/25 ........... 163 169
992266496, 28.98%, 4/05/25 ........... 120 121
992267371, 28.98%, 4/05/25 ........... 971 1,008
992269403, 28.98%, 4/05/25 ........... – –
992270480, 28.98%, 4/05/25 ........... 214 222
992273307, 28.98%, 4/05/25 ........... 2,028 2,103
992283631, 28.98%, 4/05/25 ........... 740 755
992283659, 28.98%, 4/05/25 ........... 198 204
992284082, 28.98%, 4/05/25 ........... 196 204
992284271, 28.98%, 4/05/25 ........... 1,574 1,617
992285475, 28.98%, 4/05/25 ........... 9 9
992286835, 28.98%, 4/05/25 ........... 102 106
992293208, 28.98%, 4/05/25 ........... 278 284
992293228, 28.98%, 4/05/25 ........... 113 75
992300368, 28.98%, 4/05/25 ........... 93 21
992300466, 28.98%, 4/05/25 ........... 407 (23)
992300547, 28.98%, 4/05/25 ........... 109 113
992300944, 28.98%, 4/05/25 ........... 128 130
992308269, 28.98%, 4/05/25 ........... 105 108
992308546, 28.98%, 4/05/25 ........... 92 20
992310426, 28.98%, 4/05/25 ........... 153 151
992314709, 28.98%, 4/05/25 ........... 269 268
992316890, 28.98%, 4/05/25 ........... 838 183
992322709, 28.98%, 4/05/25 ........... 157 163
992324031, 28.98%, 4/05/25 ........... 612 635
992333704, 28.98%, 4/05/25 ........... 32 2
992336115, 28.98%, 4/05/25 ........... 273 283
992345324, 28.98%, 4/05/25 ........... 14 14
992348005, 28.98%, 4/05/25 ........... 391 406
992353271, 28.98%, 4/05/25 ........... 557 577
992378373, 28.98%, 4/05/25 ........... 586 596
992385229, 28.98%, 4/05/25 ........... 233 241
992398111, 28.98%, 4/05/25 ........... 125 128
992406035, 28.98%, 4/05/25 ........... 696 722
992413133, 28.98%, 4/05/25 ........... 410 287
992415454, 28.98%, 4/05/25 ........... 855 875
992435220, 28.98%, 4/05/25 ........... 162 165
992442881, 28.98%, 4/05/25 ........... 37 37
992443445, 28.98%, 4/05/25 ........... 5 5
992446631, 28.98%, 4/05/25 ........... 76 79
992452469, 28.98%, 4/05/25 ........... 232 236
992453910, 28.98%, 4/05/25 ........... 17 17
992293126, 29.46%, 4/05/25 ........... 48 16
992304458, 29.46%, 4/05/25 ........... 88 91
992237772, 29.49%, 4/05/25 ........... 25 25
992238384, 29.49%, 4/05/25 ........... 42 42
992239318, 29.49%, 4/05/25 ........... 95 99
992243923, 29.49%, 4/05/25 ........... 2,665 2,745
992254667, 29.49%, 4/05/25 ........... 345 347
992256558, 29.49%, 4/05/25 ........... 107 111
992256966, 29.49%, 4/05/25 ........... 567 553

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-112
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992259460, 29.49%, 4/05/25 ........... $ 78 $ 80
992262634, 29.49%, 4/05/25 ........... 13 2
992263028, 29.49%, 4/05/25 ........... 8 7
992266945, 29.49%, 4/05/25 ........... 13 13
992267222, 29.49%, 4/05/25 ........... 253 264
992268106, 29.49%, 4/05/25 ........... 103 107
992271134, 29.49%, 4/05/25 ........... 109 114
992275086, 29.49%, 4/05/25 ........... 420 437
992278455, 29.49%, 4/05/25 ........... 200 207
992280377, 29.49%, 4/05/25 ........... 213 221
992280735, 29.49%, 4/05/25 ........... 83 83
992281701, 29.49%, 4/05/25 ........... 37 14
992284321, 29.49%, 4/05/25 ........... 438 453
992284964, 29.49%, 4/05/25 ........... 68 70
992285081, 29.49%, 4/05/25 ........... 46 47
992288356, 29.49%, 4/05/25 ........... 422 434
992288429, 29.49%, 4/05/25 ........... 123 128
992288886, 29.49%, 4/05/25 ........... 23 23
992289258, 29.49%, 4/05/25 ........... 462 480
992297505, 29.49%, 4/05/25 ........... 77 79
992298611, 29.49%, 4/05/25 ........... 283 290
992302260, 29.49%, 4/05/25 ........... 184 189
992302422, 29.49%, 4/05/25 ........... 175 128
992303216, 29.49%, 4/05/25 ........... 791 (36)
992304263, 29.49%, 4/05/25 ........... 138 135
992305574, 29.49%, 4/05/25 ........... 390 392
992306296, 29.49%, 4/05/25 ........... 62 63
992307508, 29.49%, 4/05/25 ........... 406 404
992318568, 29.49%, 4/05/25 ........... 97 101
992321945, 29.49%, 4/05/25 ........... 3,322 3,392
992321979, 29.49%, 4/05/25 ........... – –
992323198, 29.49%, 4/05/25 ........... 133 91
992323515, 29.49%, 4/05/25 ........... 76 78
992328907, 29.49%, 4/05/25 ........... 158 164
992330144, 29.49%, 4/05/25 ........... 47 47
992332355, 29.49%, 4/05/25 ........... 168 174
992333762, 29.49%, 4/05/25 ........... 577 594
992336856, 29.49%, 4/05/25 ........... 57 58
992340414, 29.49%, 4/05/25 ........... 161 167
992359163, 29.49%, 4/05/25 ........... 157 163
992364246, 29.49%, 4/05/25 ........... 61 (2)
992378552, 29.49%, 4/05/25 ........... 127 130
992379207, 29.49%, 4/05/25 ........... 131 131
992379445, 29.49%, 4/05/25 ........... 195 199
992398519, 29.49%, 4/05/25 ........... 47 47
992410434, 29.49%, 4/05/25 ........... 946 967
992410964, 29.49%, 4/05/25 ........... 8 4
992416332, 29.49%, 4/05/25 ........... 871 887
992423485, 29.49%, 4/05/25 ........... 110 108
992428186, 29.49%, 4/05/25 ........... 2,459 2,511
992443418, 29.49%, 4/05/25 ........... 124 127
992444794, 29.49%, 4/05/25 ........... 4,666 4,752
992444865, 29.49%, 4/05/25 ........... 63 65
992445820, 29.49%, 4/05/25 ........... 124 127
992448030, 29.49%, 4/05/25 ........... 45 44
992455533, 29.49%, 4/05/25 ........... 1,158 1,166
992449697, Zero Cpn, 1/03/28 ......... 12 1
992458735, 29.49%, 4/01/28 ........... 4 4
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992289546, Zero Cpn, 4/03/28 ......... $ 27 $ 2
992300281, 19.8%, 4/03/28 ........... 3 3
992289248, 28.98%, 4/03/28 ........... 2 2
992409294, 28.98%, 4/03/28 ........... 2 2
992451365, 28.98%, 4/03/28 ........... – –
992262764, 29.49%, 4/03/28 ........... 2 2
992384442, 29.49%, 4/03/28 ........... 2 2
992438905, 29.49%, 4/03/28 ........... 14 14
76,899
Upstart Network, Inc.
L1738924.UP.FTS.B, 15.39%, 9/20/24 .... 557 557
FW1739398.UP.FTS.B, 20.17%, 9/20/24 .. 2,295 2,288
L1915199.UP.FTS.B, 6.41%, 10/25/24 .... 9,566 9,465
FW1915250.UP.FTS.B, 12.04%, 10/25/24 . 28,633 28,449
L1914801.UP.FTS.B, 12.09%, 10/25/24 ... 2,856 2,843
FW1915226.UP.FTS.B, 13.65%, 10/25/24 . 867 863
L1915220.UP.FTS.B, 18.87%, 10/25/24 ... 2,636 2,630
FW1914760.UP.FTS.B, 27.19%, 10/25/24 . 1,306 1,295
L2056491.UP.FTS.B, 7.95%, 11/16/24 .... 875 868
L2055423.UP.FTS.B, 8.44%, 11/16/24 .... 3,166 3,141
L2052631.UP.FTS.B, 8.92%, 11/16/24 .... 2,940 2,917
FW2056962.UP.FTS.B, 9.24%, 11/16/24 .. 5,891 5,845
L2052610.UP.FTS.B, 11.6%, 11/16/24 .... 1,793 1,780
L2057377.UP.FTS.B, 13.89%, 11/16/24 ... 1,212 1,202
L2057046.UP.FTS.B, 15.77%, 11/16/24 ... 1,837 1,831
L2052838.UP.FTS.B, 16.45%, 11/16/24 ... 922 919
L2053269.UP.FTS.B, 18.64%, 11/16/24 ... 1,246 1,238
L2055155.UP.FTS.B, 20.16%, 11/16/24 ... 3,137 3,112
FW2054947.UP.FTS.B, 21.35%, 11/16/24 . 1,137 1,128
L2057081.UP.FTS.B, 23.41%, 11/16/24 ... 1,477 1,461
FW2053330.UP.FTS.B, 28.78%, 11/16/24 . 854 847
FW2056543.UP.FTS.B, 29.23%, 11/16/24 . 921 914
FW2055081.UP.FTS.B, 29.29%, 11/16/24 . 3,966 3,922
L2242235.UP.FTS.B, 6.04%, 12/13/24 .... 2,118 2,095
FW2242510.UP.FTS.B, 7.1%, 12/13/24 ... 5,486 5,425
L2233888.UP.FTS.B, 7.98%, 12/13/24 .... 3,672 3,639
L2241803.UP.FTS.B, 9.3%, 12/13/24 .... 12,332 12,225
L2242451.UP.FTS.B, 10.48%, 12/13/24 ... 649 364
L2241531.UP.FTS.B, 11.26%, 12/13/24 ... 4,383 4,339
L2242595.UP.FTS.B, 11.8%, 12/13/24 .... 1,563 1,550
L2241741.UP.FTS.B, 14.61%, 12/13/24 ... 2,740 2,717
L2242471.UP.FTS.B, 15.28%, 12/13/24 ... 753 55
L2242159.UP.FTS.B, 16.13%, 12/13/24 ... 956 950
L2242679.UP.FTS.B, 16.66%, 12/13/24 ... 2,576 2,554
FW2242424.UP.FTS.B, 20.03%, 12/13/24 . 630 626
FW2242278.UP.FTS.B, 21.84%, 12/13/24 . 686 414
L2242250.UP.FTS.B, 22.23%, 12/13/24 ... 2,247 2,223
L2241739.UP.FTS.B, 23.45%, 12/13/24 ... 997 987
FW2242239.UP.FTS.B, 24.53%, 12/13/24 . 669 661
FW2241887.UP.FTS.B, 28.39%, 12/13/24 . 2,066 2,038
FW2242021.UP.FTS.B, 29.12%, 12/13/24 . 948 932
FW2465310.UP.FTS.B, 5.02%, 1/19/25 ... 1,816 1,797
L2465354.UP.FTS.B, 5.14%, 1/19/25 .... 1,053 143
L2465718.UP.FTS.B, 5.3%, 1/19/25 ..... 4,974 4,924
L2465958.UP.FTS.B, 5.34%, 1/19/25 .... 2,833 2,804
L2464613.UP.FTS.B, 5.52%, 1/19/25 .... 1,577 1,560
L2465653.UP.FTS.B, 5.58%, 1/19/25 .... 20,015 5,360

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-113
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2460890.UP.FTS.B, 5.68%, 1/19/25 .... $ 6,309 $ 6,245
L2465895.UP.FTS.B, 5.84%, 1/19/25 .... 2,210 2,188
FW2465707.UP.FTS.B, 6.24%, 1/19/25 ... 990 932
L2465121.UP.FTS.B, 6.53%, 1/19/25 .... 10,056 9,954
L2464359.UP.FTS.B, 6.66%, 1/19/25 .... 3,806 3,768
L2465247.UP.FTS.B, 6.82%, 1/19/25 .... 783 775
L2466095.UP.FTS.B, 7.07%, 1/19/25 .... 1,907 1,888
FW2465710.UP.FTS.B, 7.96%, 1/19/25 ... 703 696
L2465847.UP.FTS.B, 8.05%, 1/19/25 .... 19,172 19,010
L2464679.UP.FTS.B, 9.11%, 1/19/25 ..... 4,563 4,518
L2465662.UP.FTS.B, 11.74%, 1/19/25 .... 3,323 3,298
FW2465131.UP.FTS.B, 12.69%, 1/19/25 .. 7,775 7,714
L2465754.UP.FTS.B, 16.74%, 1/19/25 .... 668 665
L2465570.UP.FTS.B, 17.93%, 1/19/25 .... 13,443 13,377
FW2465119.UP.FTS.B, 19.64%, 1/19/25 .. 3,590 3,455
L2464723.UP.FTS.B, 20.66%, 1/19/25 .... 3,391 3,359
L2465879.UP.FTS.B, 21.67%, 1/19/25 .... 684 678
FW1738604.UP.FTS.B, 22.34%, 2/20/25 .. 2,277 2,242
FW2676316.UP.FTS.B, 6.01%, 2/22/25 ... 3,947 3,907
FW2675522.UP.FTS.B, 6.74%, 2/22/25 ... 1,082 1,049
L2675489.UP.FTS.B, 9.63%, 2/22/25 .... 10,087 9,985
L2675909.UP.FTS.B, 9.72%, 2/22/25 .... 1,678 1,663
L2675302.UP.FTS.B, 10.61%, 2/22/25 .... 5,798 5,746
L2676030.UP.FTS.B, 13.7%, 2/22/25 .... 7,474 7,402
L2675455.UP.FTS.B, 14.81%, 2/22/25 .... 1,791 1,692
L2675462.UP.FTS.B, 19.44%, 2/22/25 .... 1,755 1,744
FW2676387.UP.FTS.B, 19.6%, 2/22/25 ... 1,335 1,326
L2676045.UP.FTS.B, 19.66%, 2/22/25 .... 771 766
FW2675588.UP.FTS.B, 20.36%, 2/22/25 .. 5,035 4,985
L2675655.UP.FTS.B, 20.76%, 2/22/25 .... 706 702
L2675586.UP.FTS.B, 20.97%, 2/22/25 .... 6,220 6,155
L2675247.UP.FTS.B, 21.23%, 2/22/25 .... 2,980 857
FW2675117.UP.FTS.B, 22.39%, 2/22/25 .. 782 777
FW2675719.UP.FTS.B, 24.19%, 2/22/25 .. 2,104 2,080
FW2675613.UP.FTS.B, 24.49%, 2/22/25 .. 5,024 4,971
FW2674989.UP.FTS.B, 25.83%, 2/22/25 .. 1,432 1,416
FW2675763.UP.FTS.B, 28.74%, 2/22/25 .. 3,763 3,721
FW2676140.UP.FTS.B, 29.13%, 2/22/25 .. 2,047 2,025
L2057137.UP.FTS.B, 15.78%, 4/16/25 .... 2,849 2,805
L2981596.UP.FTS.B, 7.13%, 4/20/25 .... 3,584 3,547
L2982336.UP.FTS.B, 12.28%, 4/20/25 .... 2,559 2,536
L2981009.UP.FTS.B, 14.77%, 4/20/25 .... 1,997 1,979
FW2982315.UP.FTS.B, 15.15%, 4/20/25 .. 1,037 1,028
FW2981993.UP.FTS.B, 15.69%, 4/20/25 .. 977 71
L2465894.UP.FTS.B, 5.74%, 6/19/25 .... 4,296 4,032
L2462700.UP.FTS.B, 20.56%, 6/19/25 .... 11,168 10,963
L2466210.UP.FTS.B, 20.93%, 6/19/25 .... 11,525 11,399
FW2676277.UP.FTS.B, 22.93%, 7/22/25 .. 3,509 3,449
FW1914469.UP.FTS.B, 17.25%, 8/25/25 .. 3,272 3,211
L1914732.UP.FTS.B, 17.66%, 8/25/25 .... 6,695 6,664
FW2676006.UP.FTS.B, 24.14%, 12/22/25 . 2,209 2,175
L1739715.UP.FTS.B, 9.65%, 9/20/26 .... 18,709 18,541
L1739019.UP.FTS.B, 13.76%, 9/20/26 .... 4,451 4,409
L1736636.UP.FTS.B, 14.78%, 9/20/26 .... 10,810 10,708
L1739680.UP.FTS.B, 16.6%, 9/20/26 .... 12,742 918
FW1739526.UP.FTS.B, 17.22%, 9/20/26 .. 6,264 6,199
L1739131.UP.FTS.B, 17.22%, 9/20/26 .... 11,745 11,609
L1738899.UP.FTS.B, 19.15%, 9/20/26 .... 11,870 11,733
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1739140.UP.FTS.B, 21.45%, 9/20/26 .... $ 2,339 $ 2,331
L1739562.UP.FTS.B, 22.68%, 9/20/26 .... 5,647 5,636
L1738904.UP.FTS.B, 24.36%, 9/20/26 .... 5,689 5,623
L1739499.UP.FTS.B, 25.07%, 9/20/26 .... 4,429 668
FW1739404.UP.FTS.B, 26.55%, 9/20/26 .. 2,474 2,462
FW1738971.UP.FTS.B, 27.63%, 9/20/26 .. 3,797 3,789
L1738918.UP.FTS.B, 27.72%, 9/20/26 .... 3,455 (48)
FW1739399.UP.FTS.B, 28.19%, 9/20/26 .. 4,965 4,955
FW1738592.UP.FTS.B, 28.44%, 9/20/26 .. 4,972 4,962
FW1739144.UP.FTS.B, 30.91%, 9/20/26 .. 3,273 3,260
FW1739500.UP.FTS.B, 30.99%, 9/20/26 .. 12,684 348
FW1739495.UP.FTS.B, 32.86%, 9/20/26 .. 4,311 1,256
L1901600.UP.FTS.B, 16.72%, 10/25/26 ... 106 105
L1915014.UP.FTS.B, 19.01%, 10/25/26 ... 4,341 314
FW1915567.UP.FTS.B, 19.17%, 10/25/26 . 751 743
FW1915262.UP.FTS.B, 19.99%, 10/25/26 . 6,365 6,308
L1915447.UP.FTS.B, 20.32%, 10/25/26 ... 4,642 4,585
L1915560.UP.FTS.B, 20.46%, 10/25/26 ... 4,051 4,046
L1915064.UP.FTS.B, 20.48%, 10/25/26 ... 4,149 299
L1914682.UP.FTS.B, 21.49%, 10/25/26 ... 15,213 15,015
L1915468.UP.FTS.B, 23.09%, 10/25/26 ... 4,414 4,403
L1912265.UP.FTS.B, 23.3%, 10/25/26 .... 3,285 3,282
L1914761.UP.FTS.B, 23.31%, 10/25/26 ... 821 820
FW1915175.UP.FTS.B, 23.46%, 10/25/26 . 2,303 2,293
L1897015.UP.FTS.B, 23.49%, 10/25/26 ... 9,864 9,853
L1914923.UP.FTS.B, 23.8%, 10/25/26 .... 1,647 1,645
L1915604.UP.FTS.B, 24.04%, 10/25/26 ... 907 906
L1914714.UP.FTS.B, 24.73%, 10/25/26 ... 3,307 3,303
L1898888.UP.FTS.B, 25.15%, 10/25/26 ... 1,025 153
L1915081.UP.FTS.B, 25.35%, 10/25/26 ... 2,322 2,319
FW1908593.UP.FTS.B, 28.41%, 10/25/26 . 17,179 17,106
FW1914238.UP.FTS.B, 29.34%, 10/25/26 . 5,410 5,390
FW1914310.UP.FTS.B, 30.01%, 10/25/26 . 34,284 5,284
FW1915272.UP.FTS.B, 30.7%, 10/25/26 .. 1,593 1,590
FW1915225.UP.FTS.B, 30.8%, 10/25/26 .. 3,098 3,084
FW1915025.UP.FTS.B, 31.16%, 10/25/26 . 3,894 (5)
FW1907740.UP.FTS.B, 31.19%, 10/25/26 . 800 796
FW1915312.UP.FTS.B, 31.22%, 10/25/26 . 3,485 3,481
L2024110.UP.FTS.B, 7.78%, 11/16/26 .... 13,838 13,707
L2052804.UP.FTS.B, 9.15%, 11/16/26 .... 30,865 30,572
L2043903.UP.FTS.B, 9.82%, 11/16/26 .... 14,182 14,047
L2053787.UP.FTS.B, 10.61%, 11/16/26 ... 3,911 3,870
FW2055257.UP.FTS.B, 11.51%, 11/16/26 . 7,861 7,777
L2052126.UP.FTS.B, 12.52%, 11/16/26 ... 12,646 12,512
L2055857.UP.FTS.B, 12.9%, 11/16/26 .... 9,504 9,403
L2054559.UP.FTS.B, 14.24%, 11/16/26 ... 7,185 7,109
L2055412.UP.FTS.B, 14.29%, 11/16/26 ... 2,396 2,369
FW2056157.UP.FTS.B, 15.18%, 11/16/26 . 7,213 7,122
FW2055789.UP.FTS.B, 15.22%, 11/16/26 . 11,993 11,866
L2052051.UP.FTS.B, 15.75%, 11/16/26 ... 3,617 3,571
FW2053732.UP.FTS.B, 16.83%, 11/16/26 . 808 798
L2056184.UP.FTS.B, 17.11%, 11/16/26 ... 10,292 732
L2056373.UP.FTS.B, 17.2%, 11/16/26 .... 7,287 7,195
L2057058.UP.FTS.B, 17.23%, 11/16/26 ... 6,475 1,752
FW2054200.UP.FTS.B, 17.46%, 11/16/26 . 12,072 875
L2056403.UP.FTS.B, 18.49%, 11/16/26 ... 1,953 1,933
L2055275.UP.FTS.B, 19%, 11/16/26 ..... 12,309 12,142
FW2055175.UP.FTS.B, 19.05%, 11/16/26 . 14,695 14,481

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-114
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2057218.UP.FTS.B, 19.51%, 11/16/26 ... $ 18,994 $ 18,795
L2055269.UP.FTS.B, 19.56%, 11/16/26 ... 18,626 18,353
L2052101.UP.FTS.B, 20.05%, 11/16/26 ... 20,520 20,222
FW2057201.UP.FTS.B, 22.39%, 11/16/26 . 3,516 248
L2057382.UP.FTS.B, 22.46%, 11/16/26 ... 2,039 2,002
L2056569.UP.FTS.B, 22.59%, 11/16/26 ... 11,944 3,354
L2047823.UP.FTS.B, 23.05%, 11/16/26 ... 4,072 4,034
FW2052456.UP.FTS.B, 23.32%, 11/16/26 . 16,541 16,445
L2057372.UP.FTS.B, 23.63%, 11/16/26 ... 5,786 5,745
FW2053649.UP.FTS.B, 23.67%, 11/16/26 . 18,438 18,205
L2019975.UP.FTS.B, 23.69%, 11/16/26 ... 1,538 1,524
L2053900.UP.FTS.B, 23.81%, 11/16/26 ... 835 830
L2053478.UP.FTS.B, 24.22%, 11/16/26 ... 2,323 673
FW2055944.UP.FTS.B, 24.96%, 11/16/26 . 869 851
L2055803.UP.FTS.B, 24.96%, 11/16/26 ... 1,345 96
L2055855.UP.FTS.B, 25.11%, 11/16/26 ... 1,618 1,607
L2056364.UP.FTS.B, 25.24%, 11/16/26 ... 1,176 1,170
L2049616.UP.FTS.B, 25.29%, 11/16/26 ... 1,019 1,013
L2052082.UP.FTS.B, 25.42%, 11/16/26 ... 1,261 1,254
L2055669.UP.FTS.B, 25.48%, 11/16/26 ... 2,222 158
L2056440.UP.FTS.B, 25.49%, 11/16/26 ... 27,970 1,993
FW2056110.UP.FTS.B, 26.13%, 11/16/26 . 13,894 4,016
FW2054089.UP.FTS.B, 26.17%, 11/16/26 . 1,686 1,677
FW2056482.UP.FTS.B, 26.96%, 11/16/26 . 4,235 4,212
FW2057264.UP.FTS.B, 27.1%, 11/16/26 .. 5,133 5,100
FW2053471.UP.FTS.B, 27.97%, 11/16/26 . 1,693 1,684
FW2046105.UP.FTS.B, 29.67%, 11/16/26 . 3,847 3,826
FW2056001.UP.FTS.B, 30.17%, 11/16/26 . 1,114 1,107
FW2057500.UP.FTS.B, 30.64%, 11/16/26 . 8,497 8,446
FW2055364.UP.FTS.B, 30.66%, 11/16/26 . 6,865 6,827
FW2054534.UP.FTS.B, 31.22%, 11/16/26 . 1,032 1,026
FW2056229.UP.FTS.B, 31.92%, 11/16/26 . 5,892 5,845
FW2057162.UP.FTS.B, 32.15%, 11/16/26 . 8,026 7,980
L2242254.UP.FTS.B, 7.13%, 12/13/26 .... 7,821 7,746
L2242685.UP.FTS.B, 9%, 12/13/26 ...... 11,851 11,738
L2242361.UP.FTS.B, 9.11%, 12/13/26 .... 19,697 19,509
L2242651.UP.FTS.B, 11.78%, 12/13/26 ... 12,025 11,890
L2239830.UP.FTS.B, 11.79%, 12/13/26 ... 8,344 8,248
L2241857.UP.FTS.B, 11.98%, 12/13/26 ... 9,592 9,484
L2242098.UP.FTS.B, 12.31%, 12/13/26 ... 5,627 5,564
L2242668.UP.FTS.B, 12.46%, 12/13/26 ... 17,697 17,500
L2241756.UP.FTS.B, 12.69%, 12/13/26 ... 4,466 2,374
L2241856.UP.FTS.B, 13.04%, 12/13/26 ... 11,979 11,844
L2241825.UP.FTS.B, 13.8%, 12/13/26 .... 24,296 24,026
L2242202.UP.FTS.B, 14.09%, 12/13/26 ... 13,462 13,312
L2239758.UP.FTS.B, 14.15%, 12/13/26 ... 9,328 9,225
L2241610.UP.FTS.B, 15.37%, 12/13/26 ... 6,120 6,036
L2239771.UP.FTS.B, 15.55%, 12/13/26 ... 22,052 21,748
FW2241807.UP.FTS.B, 16.84%, 12/13/26 . 8,166 8,052
L2242447.UP.FTS.B, 16.94%, 12/13/26 ... 4,522 4,449
L2241045.UP.FTS.B, 17.22%, 12/13/26 ... 6,997 6,900
L2242791.UP.FTS.B, 17.38%, 12/13/26 ... 12,360 12,162
L2241989.UP.FTS.B, 17.5%, 12/13/26 .... 2,143 2,113
L2241897.UP.FTS.B, 17.92%, 12/13/26 ... 3,716 3,665
L2242430.UP.FTS.B, 18.29%, 12/13/26 ... 14,890 14,651
L2242547.UP.FTS.B, 18.45%, 12/13/26 ... 2,896 2,842
L2242119.UP.FTS.B, 18.59%, 12/13/26 ... 3,730 3,675
L2242450.UP.FTS.B, 20.97%, 12/13/26 ... 5,200 5,154
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2241711.UP.FTS.B, 21.36%, 12/13/26 . $ 10,900 $ 10,821
L2230478.UP.FTS.B, 21.97%, 12/13/26 ... 6,320 6,212
L2242489.UP.FTS.B, 22.19%, 12/13/26 ... 18,257 18,124
L2241640.UP.FTS.B, 22.44%, 12/13/26 ... 2,526 2,508
L2241096.UP.FTS.B, 22.49%, 12/13/26 ... 4,148 4,070
L2242587.UP.FTS.B, 22.84%, 12/13/26 ... 5,882 3,473
L2241949.UP.FTS.B, 22.97%, 12/13/26 ... 4,087 4,052
FW2241860.UP.FTS.B, 23.21%, 12/13/26 . 5,070 5,033
L2242742.UP.FTS.B, 23.45%, 12/13/26 ... 733 718
L2232043.UP.FTS.B, 23.76%, 12/13/26 ... 4,658 4,624
L2242200.UP.FTS.B, 24.08%, 12/13/26 ... 4,918 4,882
L2241600.UP.FTS.B, 24.51%, 12/13/26 ... 2,952 2,903
L2241657.UP.FTS.B, 24.98%, 12/13/26 ... 3,627 258
L2242478.UP.FTS.B, 25.01%, 12/13/26 ... 1,873 1,859
L2242322.UP.FTS.B, 25.22%, 12/13/26 ... 816 809
L2242383.UP.FTS.B, 25.22%, 12/13/26 ... 7,666 7,543
FW2241952.UP.FTS.B, 25.3%, 12/13/26 .. 10,225 10,150
L2241994.UP.FTS.B, 25.4%, 12/13/26 .... 1,518 1,492
L2242162.UP.FTS.B, 25.7%, 12/13/26 .... 1,451 1,440
L2241420.UP.FTS.B, 25.73%, 12/13/26 ... 4,648 4,609
FW2242493.UP.FTS.B, 26.46%, 12/13/26 . 1,706 1,693
L2240058.UP.FTS.B, 26.7%, 12/13/26 .... 7,025 6,973
FW2241764.UP.FTS.B, 27.11%, 12/13/26 . 4,033 4,003
FW2242232.UP.FTS.B, 27.33%, 12/13/26 . 3,050 3,021
FW2242379.UP.FTS.B, 28.85%, 12/13/26 . 4,311 4,280
FW2241999.UP.FTS.B, 29.1%, 12/13/26 .. 2,161 2,145
FW2241683.UP.FTS.B, 29.38%, 12/13/26 . 915 898
FW2241828.UP.FTS.B, 29.64%, 12/13/26 . 8,663 8,600
FW2231506.UP.FTS.B, 30.63%, 12/13/26 . 40,521 11,847
FW2242390.UP.FTS.B, 30.76%, 12/13/26 . 10,185 1,534
FW2240660.UP.FTS.B, 30.84%, 12/13/26 . 4,002 3,973
FW2240706.UP.FTS.B, 30.86%, 12/13/26 . 11,415 3,303
FW2242045.UP.FTS.B, 30.98%, 12/13/26 . 2,207 154
FW2242580.UP.FTS.B, 31.01%, 12/13/26 . 957 950
FW2242256.UP.FTS.B, 31.07%, 12/13/26 . 991 144
FW2242085.UP.FTS.B, 31.21%, 12/13/26 . 4,889 345
FW2241988.UP.FTS.B, 31.24%, 12/13/26 . 1,919 1,902
FW2241624.UP.FTS.B, 31.84%, 12/13/26 . 3,999 3,968
L2465688.UP.FTS.B, 5.13%, 1/19/27 .... 2,414 2,265
FW2465936.UP.FTS.B, 5.53%, 1/19/27 ... 35,569 35,304
L2465861.UP.FTS.B, 5.83%, 1/19/27 .... 20,584 20,431
L2464930.UP.FTS.B, 5.87%, 1/19/27 .... 3,342 3,313
L2465582.UP.FTS.B, 5.92%, 1/19/27 .... 2,956 2,934
FW2466147.UP.FTS.B, 6.13%, 1/19/27 ... 6,006 5,961
L2465889.UP.FTS.B, 6.5%, 1/19/27 ..... 4,772 4,737
L2464484.UP.FTS.B, 6.65%, 1/19/27 .... 3,449 3,421
FW2466269.UP.FTS.B, 6.87%, 1/19/27 ... 3,980 3,951
L2465776.UP.FTS.B, 7.08%, 1/19/27 .... 11,953 11,866
L2466395.UP.FTS.B, 7.13%, 1/19/27 .... 8,707 8,169
FW2465536.UP.FTS.B, 7.64%, 1/19/27 ... 15,983 15,842
L2465750.UP.FTS.B, 7.8%, 1/19/27 ..... 4,514 4,468
L2465633.UP.FTS.B, 8.28%, 1/19/27 .... 1,604 1,589
L2465717.UP.FTS.B, 8.6%, 1/19/27 ..... 3,212 3,184
L2464080.UP.FTS.B, 8.9%, 1/19/27 ..... 5,191 353
FW2464781.UP.FTS.B, 9.13%, 1/19/27 ... 7,649 7,582
FW2465681.UP.FTS.B, 9.16%, 1/19/27 ... 8,526 8,452
L2464902.UP.FTS.B, 9.21%, 1/19/27 .... 7,051 6,988
L2465458.UP.FTS.B, 9.24%, 1/19/27 .... 2,758 2,731

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-115
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2465589.UP.FTS.B, 9.29%, 1/19/27 .... $ 5,239 $ 5,194
L2466129.UP.FTS.B, 9.84%, 1/19/27 .... 16,160 15,995
L2465666.UP.FTS.B, 10.14%, 1/19/27 .... 2,023 2,006
FW2464664.UP.FTS.B, 10.42%, 1/19/27 .. 6,482 6,416
L2463372.UP.FTS.B, 11.09%, 1/19/27 .... 4,064 4,023
L2465414.UP.FTS.B, 11.1%, 1/19/27 ..... 4,877 4,828
FW2466175.UP.FTS.B, 12.09%, 1/19/27 .. 4,900 4,851
L2460937.UP.FTS.B, 12.4%, 1/19/27 .... 850 841
FW2465212.UP.FTS.B, 14.46%, 1/19/27 .. 17,824 17,604
L2466145.UP.FTS.B, 14.56%, 1/19/27 .... 12,391 12,269
L2465634.UP.FTS.B, 14.68%, 1/19/27 .... 8,761 8,675
FW2465337.UP.FTS.B, 15.21%, 1/19/27 .. 4,142 4,102
L2465986.UP.FTS.B, 15.77%, 1/19/27 .... 1,246 1,230
L2464766.UP.FTS.B, 16.43%, 1/19/27 .... 4,156 4,105
FW2466368.UP.FTS.B, 16.6%, 1/19/27 ... 2,917 2,889
FW2464890.UP.FTS.B, 16.94%, 1/19/27 .. 1,627 1,602
L2464884.UP.FTS.B, 17.8%, 1/19/27 .... 2,933 2,897
L2465805.UP.FTS.B, 18.87%, 1/19/27 .... 18,351 18,128
L2466099.UP.FTS.B, 19.62%, 1/19/27 .... 7,597 7,489
L2465928.UP.FTS.B, 20.32%, 1/19/27 .... 2,540 2,504
L2465048.UP.FTS.B, 20.41%, 1/19/27 .... 21,170 20,870
L2466185.UP.FTS.B, 20.91%, 1/19/27 .... 2,970 2,934
L2456627.UP.FTS.B, 21.31%, 1/19/27 .... 7,190 7,048
L2464534.UP.FTS.B, 21.46%, 1/19/27 .... 1,842 1,831
L2466007.UP.FTS.B, 21.7%, 1/19/27 .... 3,915 3,860
L2465669.UP.FTS.B, 21.93%, 1/19/27 .... 13,750 13,047
L2465393.UP.FTS.B, 22.66%, 1/19/27 .... 17,087 16,998
L2465105.UP.FTS.B, 22.96%, 1/19/27 .... 39,801 39,595
FW2466202.UP.FTS.B, 23.59%, 1/19/27 .. 2,577 2,560
L2464129.UP.FTS.B, 23.98%, 1/19/27 .... 13,982 13,909
L2458881.UP.FTS.B, 24.14%, 1/19/27 .... 3,953 3,750
L2464954.UP.FTS.B, 24.32%, 1/19/27 .... 1,720 1,711
L2465923.UP.FTS.B, 24.48%, 1/19/27 .... 33,732 33,234
L2465587.UP.FTS.B, 24.59%, 1/19/27 .... 11,532 11,472
L2466086.UP.FTS.B, 25.1%, 1/19/27 .... 2,851 2,833
FW2465954.UP.FTS.B, 25.21%, 1/19/27 .. 2,483 2,466
L2465179.UP.FTS.B, 25.25%, 1/19/27 .... 1,122 1,106
L2465018.UP.FTS.B, 25.32%, 1/19/27 .... 1,925 137
L2464786.UP.FTS.B, 25.33%, 1/19/27 .... 1,203 1,186
L2464921.UP.FTS.B, 25.36%, 1/19/27 .... 1,304 1,288
FW2465199.UP.FTS.B, 25.54%, 1/19/27 .. 3,627 3,608
FW2465642.UP.FTS.B, 25.73%, 1/19/27 .. 4,132 4,102
FW2465696.UP.FTS.B, 25.74%, 1/19/27 .. 2,636 2,619
L2459145.UP.FTS.B, 26.05%, 1/19/27 .... 1,958 1,929
FW2466211.UP.FTS.B, 26.21%, 1/19/27 .. 45,924 3,246
FW2464742.UP.FTS.B, 26.31%, 1/19/27 .. 1,249 1,240
FW2464891.UP.FTS.B, 27.37%, 1/19/27 .. 9,149 652
FW2464901.UP.FTS.B, 27.8%, 1/19/27 ... 5,223 5,196
FW2464391.UP.FTS.B, 27.86%, 1/19/27 .. 1,306 1,299
FW2466130.UP.FTS.B, 28.33%, 1/19/27 .. 2,180 2,169
FW2465882.UP.FTS.B, 28.77%, 1/19/27 .. 1,310 1,292
FW2466218.UP.FTS.B, 29.09%, 1/19/27 .. 27,795 341
FW2465555.UP.FTS.B, 30.12%, 1/19/27 .. 1,259 370
FW2464452.UP.FTS.B, 30.15%, 1/19/27 .. 1,325 1,317
FW2465759.UP.FTS.B, 30.48%, 1/19/27 .. 4,830 4,806
FW2465374.UP.FTS.B, 30.53%, 1/19/27 .. 2,284 2,272
FW2465848.UP.FTS.B, 30.66%, 1/19/27 .. 1,759 1,750
FW2465597.UP.FTS.B, 30.68%, 1/19/27 .. 1,973 1,960
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2464665.UP.FTS.B, 30.79%, 1/19/27 .. $ 1,231 $ 1,225
FW2465741.UP.FTS.B, 30.94%, 1/19/27 .. 1,485 1,476
FW2466073.UP.FTS.B, 30.97%, 1/19/27 .. 880 875
FW2464672.UP.FTS.B, 30.98%, 1/19/27 .. 1,583 1,575
FW2465572.UP.FTS.B, 30.98%, 1/19/27 .. 3,168 3,005
FW2465118.UP.FTS.B, 31.07%, 1/19/27 .. 8,403 592
FW2466031.UP.FTS.B, 31.12%, 1/19/27 .. 12,298 854
FW2465216.UP.FTS.B, 31.14%, 1/19/27 .. 1,016 1,009
FW2466113.UP.FTS.B, 31.17%, 1/19/27 .. 3,620 251
FW2464670.UP.FTS.B, 31.19%, 1/19/27 .. 2,000 1,988
FW2464667.UP.FTS.B, 31.59%, 1/19/27 .. 7,251 510
FW2466172.UP.FTS.B, 31.96%, 1/19/27 .. 30,680 (236)
FW2466141.UP.FTS.B, 32%, 1/19/27 .... 5,471 5,444
FW1739462.UP.FTS.B, 27.3%, 2/20/27 ... 4,554 321
L2675293.UP.FTS.B, 5.43%, 2/22/27 .... 8,043 7,983
L2675715.UP.FTS.B, 6.52%, 2/22/27 .... 8,096 8,037
FW2676020.UP.FTS.B, 6.82%, 2/22/27 ... 6,162 6,117
FW2676337.UP.FTS.B, 8.57%, 2/22/27 ... 9,810 9,724
L2675123.UP.FTS.B, 8.62%, 2/22/27 .... 5,315 5,276
FW2675837.UP.FTS.B, 9.42%, 2/22/27 ... 5,737 5,686
FW2675651.UP.FTS.B, 9.54%, 2/22/27 ... 5,584 5,535
FW2675906.UP.FTS.B, 9.67%, 2/22/27 ... 41,078 40,719
FW2675315.UP.FTS.B, 9.86%, 2/22/27 ... 23,985 23,728
FW2676315.UP.FTS.B, 10.29%, 2/22/27 .. 4,531 4,485
FW2675769.UP.FTS.B, 11.04%, 2/22/27 .. 28,106 27,817
FW2675566.UP.FTS.B, 11.18%, 2/22/27 .. 12,407 12,279
FW2675417.UP.FTS.B, 12.04%, 2/22/27 .. 7,063 6,990
FW2675303.UP.FTS.B, 12.76%, 2/22/27 .. 12,505 12,371
L2675722.UP.FTS.B, 13.92%, 2/22/27 .... 2,563 2,406
L2676179.UP.FTS.B, 13.92%, 2/22/27 .... 12,554 12,425
L2675483.UP.FTS.B, 14.22%, 2/22/27 .... 3,855 3,815
FW2676429.UP.FTS.B, 14.76%, 2/22/27 .. 17,567 17,387
L2676222.UP.FTS.B, 14.9%, 2/22/27 .... 1,538 110
L2675701.UP.FTS.B, 15.05%, 2/22/27 .... 5,849 5,788
FW2676278.UP.FTS.B, 15.49%, 2/22/27 .. 4,759 689
FW2675787.UP.FTS.B, 15.6%, 2/22/27 ... 8,076 7,971
FW2676119.UP.FTS.B, 15.87%, 2/22/27 .. 3,796 3,748
FW2674729.UP.FTS.B, 15.98%, 2/22/27 .. 4,117 3,865
FW2675367.UP.FTS.B, 16.08%, 2/22/27 .. 8,444 8,337
L2675286.UP.FTS.B, 16.53%, 2/22/27 .... 13,332 13,161
FW2676101.UP.FTS.B, 16.63%, 2/22/27 .. 9,223 9,105
FW2676275.UP.FTS.B, 16.64%, 2/22/27 .. 18,280 18,047
FW2673151.UP.FTS.B, 16.69%, 2/22/27 .. 4,305 4,041
L2675388.UP.FTS.B, 17.29%, 2/22/27 .... 41,465 38,932
L2676056.UP.FTS.B, 17.4%, 2/22/27 .... 3,395 3,352
L2675381.UP.FTS.B, 18.91%, 2/22/27 .... 12,759 12,595
L2675889.UP.FTS.B, 18.95%, 2/22/27 .... 42,910 42,337
FW2675506.UP.FTS.B, 19.13%, 2/22/27 .. 9,276 9,136
FW2675598.UP.FTS.B, 19.23%, 2/22/27 .. 5,129 5,053
L2676048.UP.FTS.B, 19.28%, 2/22/27 .... 30,777 30,322
FW2675562.UP.FTS.B, 19.58%, 2/22/27 .. 4,881 171
FW2676135.UP.FTS.B, 19.68%, 2/22/27 .. 38,218 35,902
FW2675827.UP.FTS.B, 19.75%, 2/22/27 .. 3,683 3,636
FW2675725.UP.FTS.B, 19.97%, 2/22/27 .. 5,156 5,086
L2675775.UP.FTS.B, 20.06%, 2/22/27 .... 8,574 8,447
FW2676391.UP.FTS.B, 20.15%, 2/22/27 .. 4,781 1,344
L2675553.UP.FTS.B, 20.26%, 2/22/27 .... 920 66
L2676153.UP.FTS.B, 20.37%, 2/22/27 .... 4,478 1,265

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-116
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2635721.UP.FTS.B, 20.47%, 2/22/27 .... $ 7,058 $ 6,926
FW2675953.UP.FTS.B, 20.7%, 2/22/27 ... 17,954 17,766
FW2675768.UP.FTS.B, 20.93%, 2/22/27 .. 16,280 16,001
FW2674747.UP.FTS.B, 21.11%, 2/22/27 .. 6,024 5,935
FW2676447.UP.FTS.B, 21.12%, 2/22/27 .. 6,888 6,800
L2675752.UP.FTS.B, 21.22%, 2/22/27 .... 2,661 2,617
L2676182.UP.FTS.B, 21.37%, 2/22/27 .... 3,954 3,877
L2675263.UP.FTS.B, 21.9%, 2/22/27 .... 13,724 13,641
L2675531.UP.FTS.B, 21.9%, 2/22/27 .... 13,754 13,546
L2675653.UP.FTS.B, 22.41%, 2/22/27 .... 3,853 3,824
L2675496.UP.FTS.B, 22.58%, 2/22/27 .... 5,192 5,160
FW2674944.UP.FTS.B, 22.84%, 2/22/27 .. 7,797 7,749
FW2676120.UP.FTS.B, 22.93%, 2/22/27 .. 6,332 6,248
FW2675190.UP.FTS.B, 23.05%, 2/22/27 .. 5,201 5,169
FW2675530.UP.FTS.B, 23.25%, 2/22/27 .. 2,602 2,586
L2675554.UP.FTS.B, 23.55%, 2/22/27 .... 8,682 8,629
L2676113.UP.FTS.B, 24.05%, 2/22/27 .... 17,394 17,287
FW2675485.UP.FTS.B, 24.08%, 2/22/27 .. 3,827 3,804
FW2675214.UP.FTS.B, 24.18%, 2/22/27 .. 3,828 3,805
L2674902.UP.FTS.B, 24.23%, 2/22/27 .... 1,860 131
FW2676351.UP.FTS.B, 24.32%, 2/22/27 .. 4,788 4,758
FW2675997.UP.FTS.B, 24.49%, 2/22/27 .. 2,875 2,857
FW2675911.UP.FTS.B, 24.61%, 2/22/27 .. 2,614 2,598
L2674079.UP.FTS.B, 24.8%, 2/22/27 .... 3,545 3,424
L2675434.UP.FTS.B, 25.07%, 2/22/27 .... 2,094 2,081
FW2675924.UP.FTS.B, 25.27%, 2/22/27 .. 1,818 1,802
FW2676248.UP.FTS.B, 25.38%, 2/22/27 .. 2,883 2,865
L2676213.UP.FTS.B, 25.44%, 2/22/27 .... 2,344 2,329
FW2676003.UP.FTS.B, 25.6%, 2/22/27 ... 1,842 1,827
FW2675099.UP.FTS.B, 26.05%, 2/22/27 .. 3,375 3,198
FW2675282.UP.FTS.B, 26.25%, 2/22/27 .. 43,773 43,500
FW2676394.UP.FTS.B, 26.4%, 2/22/27 ... 5,319 808
FW2675377.UP.FTS.B, 26.49%, 2/22/27 .. 1,578 1,568
FW2676130.UP.FTS.B, 26.88%, 2/22/27 .. 5,309 1,558
FW2675610.UP.FTS.B, 26.91%, 2/22/27 .. 6,038 934
L2676015.UP.FTS.B, 26.95%, 2/22/27 .... 867 854
FW2675720.UP.FTS.B, 27.06%, 2/22/27 .. 2,899 2,880
FW2675330.UP.FTS.B, 27.13%, 2/22/27 .. 2,899 2,881
L2675639.UP.FTS.B, 27.5%, 2/22/27 .... 1,246 1,199
FW2675561.UP.FTS.B, 27.52%, 2/22/27 .. 6,333 6,293
FW2675991.UP.FTS.B, 27.58%, 2/22/27 .. 2,199 2,186
FW2676194.UP.FTS.B, 28.21%, 2/22/27 .. 2,352 167
FW2675967.UP.FTS.B, 29.34%, 2/22/27 .. 1,504 1,481
FW2676071.UP.FTS.B, 30.36%, 2/22/27 .. 1,952 1,940
FW2675198.UP.FTS.B, 30.64%, 2/22/27 .. 6,184 6,143
FW2676076.UP.FTS.B, 30.66%, 2/22/27 .. 1,421 1,412
FW2675958.UP.FTS.B, 30.93%, 2/22/27 .. 1,244 1,225
FW2676378.UP.FTS.B, 30.97%, 2/22/27 .. 1,068 1,062
FW2674790.UP.FTS.B, 31.08%, 2/22/27 .. 992 941
FW2676100.UP.FTS.B, 31.11%, 2/22/27 .. 1,588 1,564
FW2675440.UP.FTS.B, 31.15%, 2/22/27 .. 3,248 (8)
FW2670166.UP.FTS.B, 31.29%, 2/22/27 .. 2,236 2,220
FW2675516.UP.FTS.B, 31.31%, 2/22/27 .. 2,938 2,919
FW2676168.UP.FTS.B, 31.41%, 2/22/27 .. 3,115 3,095
FW2675064.UP.FTS.B, 31.47%, 2/22/27 .. 2,671 2,653
FW2676065.UP.FTS.B, 31.64%, 2/22/27 .. 8,555 8,501
FW2675468.UP.FTS.B, 31.91%, 2/22/27 .. 6,863 6,819
FW2676191.UP.FTS.B, 31.98%, 2/22/27 .. 6,817 1,033
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2675534.UP.FTS.B, 32.24%, 2/22/27 .. $ 7,940 $ 7,889
L2051843.UP.FTS.B, 20.82%, 4/16/27 .... 11,926 11,177
FW2056098.UP.FTS.B, 23.67%, 4/16/27 .. 6,585 6,522
FW2056081.UP.FTS.B, 30.81%, 4/16/27 .. 1,562 1,552
L2980992.UP.FTS.B, 5.74%, 4/20/27 .... 6,699 6,656
L2982343.UP.FTS.B, 6.55%, 4/20/27 .... 12,557 12,478
L2981618.UP.FTS.B, 6.67%, 4/20/27 .... 10,927 10,859
L2982277.UP.FTS.B, 7.61%, 4/20/27 .... 7,594 7,547
L2981547.UP.FTS.B, 8.03%, 4/20/27 .... 10,143 10,061
L2982631.UP.FTS.B, 11.15%, 4/20/27 .... 5,474 5,421
L2981847.UP.FTS.B, 12.88%, 4/20/27 .... 8,352 8,272
FW2982593.UP.FTS.B, 14.46%, 4/20/27 .. 6,919 6,854
FW2981800.UP.FTS.B, 15.54%, 4/20/27 .. 17,500 16,446
FW2982570.UP.FTS.B, 15.54%, 4/20/27 .. 8,432 8,326
FW2980031.UP.FTS.B, 17.09%, 4/20/27 .. 38,929 5,427
L2981666.UP.FTS.B, 17.74%, 4/20/27 .... 43,801 43,235
L2982362.UP.FTS.B, 19.25%, 4/20/27 .... 1,926 1,902
L2981534.UP.FTS.B, 19.74%, 4/20/27 .... 10,196 10,068
FW2982412.UP.FTS.B, 19.87%, 4/20/27 .. 10,583 10,427
FW2980149.UP.FTS.B, 20.02%, 4/20/27 .. 4,942 4,644
FW2982427.UP.FTS.B, 20.52%, 4/20/27 .. 21,444 21,245
L2982556.UP.FTS.B, 21.77%, 4/20/27 .... 4,890 4,636
FW2981941.UP.FTS.B, 25.22%, 4/20/27 .. 2,247 2,214
FW2980976.UP.FTS.B, 25.24%, 4/20/27 .. 13,094 13,005
L2982533.UP.FTS.B, 25.49%, 4/20/27 .... 1,869 1,856
FW2981812.UP.FTS.B, 25.87%, 4/20/27 .. 2,873 2,855
L2981818.UP.FTS.B, 25.89%, 4/20/27 .... 8,712 8,606
L2981438.UP.FTS.B, 25.94%, 4/20/27 .... 2,694 2,677
FW2981809.UP.FTS.B, 26.39%, 4/20/27 .. 4,033 4,006
FW2981690.UP.FTS.B, 26.56%, 4/20/27 .. 14,286 169
FW2982505.UP.FTS.B, 26.8%, 4/20/27 ... 4,648 4,609
FW2982630.UP.FTS.B, 27.01%, 4/20/27 .. 2,972 2,954
FW2973701.UP.FTS.B, 27.5%, 4/20/27 ... 12,238 12,151
FW2982476.UP.FTS.B, 28.13%, 4/20/27 .. 27,104 26,935
FW2982596.UP.FTS.B, 28.27%, 4/20/27 .. 1,356 1,348
FW2982248.UP.FTS.B, 30.44%, 4/20/27 .. 4,518 4,489
FW2980005.UP.FTS.B, 30.65%, 4/20/27 .. 1,353 1,344
FW2982470.UP.FTS.B, 30.66%, 4/20/27 .. 2,092 2,079
FW2982099.UP.FTS.B, 31.11%, 4/20/27 .. 3,169 3,149
FW2981979.UP.FTS.B, 31.12%, 4/20/27 .. 1,918 1,905
FW2981459.UP.FTS.B, 31.69%, 4/20/27 .. 8,574 8,512
FW2981291.UP.FTS.B, 31.84%, 4/20/27 .. 5,439 383
L2242066.UP.FTS.B, 17.12%, 5/13/27 .... 8,596 1,239
L2242212.UP.FTS.B, 19.99%, 5/13/27 .... 3,128 459
L2241910.UP.FTS.B, 20.19%, 5/13/27 .... 19,227 5,285
L2241971.UP.FTS.B, 20.32%, 5/13/27 .... 2,684 2,640
L2233875.UP.FTS.B, 22.25%, 5/13/27 .... 23,290 23,065
L2241647.UP.FTS.B, 25.19%, 5/13/27 .... 1,559 111
L2242784.UP.FTS.B, 25.23%, 5/13/27 .... 5,430 390
L2242418.UP.FTS.B, 25.33%, 5/13/27 .... 9,176 9,095
FW2242705.UP.FTS.B, 27.05%, 5/13/27 .. 1,398 1,384
FW2241542.UP.FTS.B, 28.48%, 5/13/27 .. 2,877 (240)
FW2242624.UP.FTS.B, 29.36%, 5/13/27 .. 8,511 2,444
FW2242691.UP.FTS.B, 30.2%, 5/13/27 ... 23,410 6,742
FW2242189.UP.FTS.B, 31.76%, 5/13/27 .. 4,713 1,373
FW2451492.UP.FTS.B, 6.07%, 6/19/27 ... 40,361 40,063
FW2465871.UP.FTS.B, 12.64%, 6/19/27 .. 7,649 7,564
L2464545.UP.FTS.B, 18.49%, 6/19/27 .... 19,566 2,726

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-117
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2465191.UP.FTS.B, 22.76%, 6/19/27 .... $ 3,688 $ 1,064
L2465421.UP.FTS.B, 25.22%, 6/19/27 .... 8,564 8,123
L2464262.UP.FTS.B, 25.31%, 6/19/27 .... 2,141 152
FW2465743.UP.FTS.B, 28.47%, 6/19/27 .. 9,450 9,171
FW2466138.UP.FTS.B, 29.57%, 6/19/27 .. 2,903 830
FW2464615.UP.FTS.B, 30.21%, 6/19/27 .. 7,812 552
FW2465921.UP.FTS.B, 30.89%, 6/19/27 .. 1,227 181
L2675868.UP.FTS.B, 12.42%, 7/22/27 .... 12,772 11,969
FW2675671.UP.FTS.B, 16.46%, 7/22/27 .. 21,111 20,800
FW2675527.UP.FTS.B, 21.31%, 7/22/27 .. 9,697 9,277
FW2675348.UP.FTS.B, 23.48%, 7/22/27 .. 14,960 14,218
L2676160.UP.FTS.B, 25.17%, 7/22/27 .... 10,811 10,726
FW2676274.UP.FTS.B, 25.4%, 7/22/27 ... 24,568 1,759
L2676206.UP.FTS.B, 25.75%, 7/22/27 .... 4,209 4,048
FW2676331.UP.FTS.B, 27.38%, 7/22/27 .. 7,033 6,980
FW2675109.UP.FTS.B, 27.79%, 7/22/27 .. 5,749 5,563
FW2675392.UP.FTS.B, 28.93%, 7/22/27 .. 1,876 1,858
FW2675344.UP.FTS.B, 30.75%, 7/22/27 .. 3,169 934
FW2676178.UP.FTS.B, 31.16%, 7/22/27 .. 4,813 4,736
FW2676390.UP.FTS.B, 31.24%, 7/22/27 .. 1,966 (52)
FW2675191.UP.FTS.B, 31.52%, 7/22/27 .. 4,589 323
L1910370.UP.FTS.B, 14.66%, 8/25/27 .... 2,954 2,922
L2056878.UP.FTS.B, 9.83%, 9/16/27 .... 4,578 334
L2234521.UP.FTS.B, 21.55%, 10/13/27 ... 8,205 2,340
L2466291.UP.FTS.B, 11.97%, 11/19/27 ... 42,572 42,109
L2676110.UP.FTS.B, 9.95%, 12/22/27 .... 17,914 1,085
FW2675427.UP.FTS.B, 17.47%, 12/22/27 . 21,215 20,902
FW2675884.UP.FTS.B, 26.71%, 12/22/27 . 5,177 5,107
FW2675681.UP.FTS.B, 27.55%, 12/22/27 . 8,654 8,595
L2982002.UP.FTS.B, 25.37%, 2/20/28 .... 6,174 6,118
3,199,724
Total Marketplace Loans (Cost $6,849,646) .....
$5,979,231

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin Strategic Income VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-118
At March 31, 2023, the Fund had the following futures contracts outstanding.
At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
At March 31, 2023, the Fund had the following credit default swap contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
30-day Federal Funds ......................... Short 108 $ 43,018,941 12/29/23 $ 57,898
U.S. Treasury 10 Year Notes .................... Long 21 2,413,359 6/21/23 65,103
U.S. Treasury 10 Year Ultra Notes ................ Long 63 7,631,859 6/21/23 244,035
U.S. Treasury 5 Year Notes ..................... Long 21 2,299,664 6/30/23 44,434
U.S. Treasury Ultra Bonds ...................... Long 13 1,834,625 6/21/23 72,089
Total Futures Contracts ...................................................................... $483,559
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 2,410,000 2,607,561 4/17/23 $ — $ (8,053)
Columbian Peso .... JPHQ Sell 5,200,000,000 1,048,176 5/30/23 — (56,086)
Euro ............. JPHQ Sell 800,000 851,624 7/10/23 — (20,746)
Japanese Yen ...... JPHQ Buy 198,000,000 1,524,121 7/10/23 — (10,977)
Total Forward Exchange Contracts ................................................... $— $(95,862)
Net unrealized appreciation (depreciation) ............................................ $(95,862)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.39 . 5.00% Quarterly 12/20/27 2,400,000 $ 32,324 $ (35,669) $ 67,993
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $32,324 $(35,669) $67,993

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments
FSI-119
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 1,800,000 $ (482,564) $ (275,351) $ (207,213) B-
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 350,000 EUR 3,317 — 3,317
Non-
Investment
Grade
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 1,700,000 (51,759) (34,904) (16,855)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 2,300,000 (647,764) (254,422) (393,342)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 500,000 1,758 — 1,758
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,270,000 9,134 3,311 5,823
Investment
Grade
Total OTC Swap Contracts .............................................. $(1,167,878) $(561,366) $(606,512)
Total Credit Default Swap Contracts .................................... $(1,135,554) $ (597,035) $(538,519)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin Strategic Income VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.
FSI-120
At March 31, 2023, the Fund had the following total return swap contracts outstanding.
See Abbreviations on page 173 .
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Short
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 6/20/23 1,500,000 $ (76,467)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 6/20/23 1,500,000 (66,670)
Total Return Swap Contracts .................................................................... $(143,137)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin U.S. Government Securities VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 1.3%
Oil, Gas & Consumable Fuels 1.3%
Reliance Industries Ltd. ,
Senior Bond, 2.512%, 1/15/26 .......................... India 3,937,500 $ 3,771,555
Senior Note, 1.87%, 1/15/26 ........................... India 2,210,526 2,097,201
Senior Note, 2.06%, 1/15/26 ........................... India 1,875,000 1,783,970
7,652,726
Total Corporate Bonds (Cost $7,981,840) .......................................
7,652,726
Foreign Government and Agency Securities 2.2%
Israel Government Bond , Senior Bond , 5.5% , 9/18/23 ..........
Israel 12,000,000 12,025,179
Petroleos Mexicanos , Senior Bond , 2.378% , 4/15/25 ...........
Mexico 822,500 800,725
Total Foreign Government and Agency Securities (Cost $12,978,240) ..............
12,825,904
U.S. Government and Agency Securities 14.1%
FHLB , 2.625%, 9/12/25 .................................
United States 10,000,000 9,627,997
U.S. International Development Finance Corp. (The) ,
4.01%, 5/15/30 ..................................... United States 1,295,000 1,281,584
2.12%, 3/20/24 ..................................... United States 1,833,333 1,784,948
U.S. Treasury Notes ,
3%, 6/30/24 ........................................ United States 3,000,000 2,947,207
a
Index Linked, 0.125%, 7/15/24 .......................... United States 6,350,000 7,845,418
2.375%, 8/15/24 ..................................... United States 22,000,000 21,421,641
2.25%, 8/15/27 ..................................... United States 34,040,000 32,123,256
0.625%, 8/15/30 ..................................... United States 8,500,000 6,929,326
Total U.S. Government and Agency Securities (Cost $89,799,505) .................
83,961,377
Mortgage-Backed Securities 77.6%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.8%
FHLMC, 3.719%, (1-year CMT T-Note +/- MBS Margin), 5/01/37 .. United States 139,162 136,393
FHLMC, 3.535% - 3.964%, (12-month USD LIBOR +/- MBS Margin),
3/01/36 - 4/01/40 .................................... United States 4,429,171 4,434,247
4,570,640
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.4%
FHLMC Gold Pool, 15 Year, 4.5%, 3/01/25 - 4/01/25 ........... United States 94,141 94,333
FHLMC Gold Pool, 20 Year, 3.5%, 3/01/32 .................. United States 1,017,742 1,003,278
FHLMC Gold Pool, 30 Year, 3%, 5/01/43 .................... United States 149,942 138,595
FHLMC Gold Pool, 30 Year, 3.5%, 5/01/43 .................. United States 23,921 22,856
FHLMC Gold Pool, 30 Year, 4%, 9/01/40 - 12/01/41 ............ United States 2,337,384 2,292,204
FHLMC Gold Pool, 30 Year, 4.5%, 5/01/40 - 7/01/41 ........... United States 680,305 685,008
FHLMC Gold Pool, 30 Year, 5%, 9/01/33 - 4/01/40 ............. United States 2,032,889 2,079,028
FHLMC Gold Pool, 30 Year, 5.5%, 7/01/33 - 5/01/38 ........... United States 423,655 438,556
FHLMC Gold Pool, 30 Year, 6%, 1/01/24 - 8/01/35 ............. United States 383,923 395,254
FHLMC Gold Pool, 30 Year, 6.5%, 12/01/23 - 5/01/35 .......... United States 113,967 117,789
FHLMC Gold Pool, 30 Year, 7%, 4/01/24 - 9/01/31 ............. United States 35,795 36,475
FHLMC Gold Pool, 30 Year, 8.5%, 7/01/31 .................. United States 70,617 74,246
FHLMC Pool, 30 Year, 2%, 11/01/50 ....................... United States 2,175,978 1,807,388
FHLMC Pool, 30 Year, 2%, 1/01/51 ........................ United States 4,827,612 4,009,354
FHLMC Pool, 30 Year, 4%, 11/01/45 ....................... United States 8,115,975 7,924,447
FHLMC Pool, 30 Year, 4.5%, 1/01/49 ....................... United States 2,515,478 2,518,699
FHLMC Pool, 30 Year, 4.5%, 10/01/52 ...................... United States 15,248,733 14,954,183
FHLMC Pool, 30 Year, 5%, 12/01/52 ....................... United States 14,767,498 14,742,735

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 5.5%, 1/01/53 ....................... United States 14,592,171 $ 14,752,574
68,087,002
b
Federal National Mortgage Association (FNMA) Adjustable Rate 2.2%
FNMA, 3.964%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 . United States 4,454,482 4,533,958
FNMA, 2.884% - 4.723%, (1-year CMT T-Note +/- MBS Margin),
9/01/23 - 12/01/40 ................................... United States 2,815,586 2,822,126
FNMA, 3.279% - 4.755%, (12-month USD LIBOR +/- MBS Margin),
1/01/32 - 4/01/41 .................................... United States 6,133,274 6,143,990
FNMA, 4.095% - 5.476%, (12-month average of 1-year CMT +/-
MBS Margin), 9/01/35 - 10/01/44 ........................ United States 144,695 140,652
FNMA, 2.625% - 5.494%, (COFI 11th District +/- MBS Margin),
6/01/25 - 11/01/36 ................................... United States 34,350 33,711
FNMA, 2.845% - 6.566%, (6-month USD LIBOR +/- MBS Margin),
6/01/23 - 3/01/37 .................................... United States 244,147 241,780
13,916,217
Federal National Mortgage Association (FNMA) Fixed Rate 19.0%
FNMA, 2.64%, 7/01/25 ................................. United States 2,284,659 2,195,888
FNMA, 2.77%, 4/01/25 ................................. United States 3,500,000 3,383,477
FNMA, 3.28%, 7/01/27 ................................. United States 4,000,000 3,838,534
FNMA, 5.5%, 4/01/34 .................................. United States 400,035 404,392
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 2,245,694 2,045,584
FNMA, 15 Year, 3%, 9/01/37 ............................. United States 12,444,380 11,811,683
FNMA, 15 Year, 5.5%, 1/01/25 ........................... United States 21,559 21,544
FNMA, 30 Year, 2%, 8/01/51 ............................. United States 7,494,559 6,218,951
FNMA, 30 Year, 2.5%, 8/01/51 ........................... United States 9,422,593 8,142,206
FNMA, 30 Year, 2.5%, 9/01/51 ........................... United States 20,811,363 17,981,096
FNMA, 30 Year, 2.5%, 11/01/51 ........................... United States 4,815,282 4,159,645
FNMA, 30 Year, 2.5%, 12/01/51 ........................... United States 6,573,219 5,677,525
FNMA, 30 Year, 2.5%, 2/01/52 ........................... United States 8,584,901 7,415,222
FNMA, 30 Year, 3%, 12/01/42 ............................ United States 54,871 50,667
FNMA, 30 Year, 3%, 7/01/51 ............................. United States 4,228,234 3,809,281
FNMA, 30 Year, 3%, 9/01/51 ............................. United States 3,606,127 3,251,899
FNMA, 30 Year, 3.5%, 7/01/45 ........................... United States 9,389,011 8,904,242
FNMA, 30 Year, 4%, 1/01/41 - 8/01/41 ...................... United States 2,361,948 2,313,319
FNMA, 30 Year, 4%, 9/01/52 ............................. United States 15,407,089 14,749,745
FNMA, 30 Year, 4.5%, 8/01/40 - 6/01/41 .................... United States 2,072,499 2,087,814
FNMA, 30 Year, 5%, 3/01/34 - 7/01/41 ...................... United States 1,377,897 1,406,218
FNMA, 30 Year, 5.5%, 12/01/32 - 8/01/35 ................... United States 901,670 926,883
FNMA, 30 Year, 6%, 1/01/24 - 8/01/38 ...................... United States 745,175 764,334
FNMA, 30 Year, 6.5%, 1/01/24 - 9/01/36 .................... United States 98,900 103,919
FNMA, 30 Year, 7.5%, 8/01/25 ........................... United States 693 698
FNMA, 30 Year, 8%, 7/01/23 - 12/01/24 ..................... United States 3,541 3,533
FNMA, 30 Year, 9%, 10/01/26 ............................ United States 25,313 25,208
111,693,507
Government National Mortgage Association (GNMA) Fixed Rate 44.2%
GNMA I, 30 Year, 5%, 9/15/40 ............................ United States 7,673,770 7,865,791
GNMA I, 30 Year, 5.5%, 3/15/32 - 2/15/38 ................... United States 235,911 246,789
GNMA I, 30 Year, 6%, 7/15/29 - 11/15/38 .................... United States 188,305 197,199
GNMA I, 30 Year, 6.5%, 12/15/28 - 1/15/33 .................. United States 94,370 97,431
GNMA I, 30 Year, 7%, 12/15/28 ........................... United States 5,092 5,269
GNMA I, 30 Year, 7.5%, 12/15/31 - 8/15/33 .................. United States 88,910 93,501
GNMA I, Single-family, 30 Year, 3%, 7/15/42 ................. United States 218,273 203,911
GNMA I, Single-family, 30 Year, 4%, 10/15/40 - 8/15/46 ......... United States 3,354,268 3,240,523
GNMA I, Single-family, 30 Year, 4.5%, 1/15/39 - 6/15/41 ........ United States 5,052,434 5,099,135

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 5.5%, 12/15/28 - 10/15/39 ....... United States 1,797,021 $ 1,849,328
GNMA I, Single-family, 30 Year, 6%, 12/15/23 - 9/15/38 ......... United States 720,667 740,057
GNMA I, Single-family, 30 Year, 6.5%, 9/15/23 - 5/15/37 ........ United States 365,625 376,859
GNMA I, Single-family, 30 Year, 7%, 6/15/23 - 9/15/31 .......... United States 44,554 45,361
GNMA I, Single-family, 30 Year, 7.5%, 4/15/23 - 11/15/27 ........ United States 4,692 4,696
GNMA I, Single-family, 30 Year, 8%, 6/15/23 - 7/15/23 .......... United States 137 136
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 - 12/15/24 ........ United States 6,952 6,935
GNMA II, Single-family, 30 Year, 2%, 8/20/51 ................. United States 5,175,553 4,417,519
GNMA II, Single-family, 30 Year, 2%, 12/20/51 ................ United States 11,479,303 9,778,970
GNMA II, Single-family, 30 Year, 2%, 3/20/52 ................. United States 12,743,687 10,840,234
GNMA II, Single-family, 30 Year, 2.5%, 6/20/51 ............... United States 11,493,093 10,149,341
GNMA II, Single-family, 30 Year, 2.5%, 7/20/51 ............... United States 4,853,163 4,276,999
GNMA II, Single-family, 30 Year, 2.5%, 8/20/51 ............... United States 32,491,518 28,637,204
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 .............. United States 10,634,470 9,372,932
GNMA II, Single-family, 30 Year, 3%, 12/20/42 - 9/20/45 ........ United States 3,164,625 2,950,104
GNMA II, Single-family, 30 Year, 3%, 4/20/46 ................. United States 6,031,369 5,596,790
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 16,227,788 14,861,875
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 6,266,083 5,734,810
GNMA II, Single-family, 30 Year, 3%, 9/20/51 ................. United States 15,650,144 14,323,233
GNMA II, Single-family, 30 Year, 3%, 10/20/51 ................ United States 17,091,841 15,637,268
GNMA II, Single-family, 30 Year, 3%, 11/20/51 ................ United States 19,825,911 18,132,495
GNMA II, Single-family, 30 Year, 3.5%, 9/20/42 ............... United States 6,591,753 6,311,018
GNMA II, Single-family, 30 Year, 3.5%, 11/20/42 .............. United States 3,990,733 3,821,577
GNMA II, Single-family, 30 Year, 3.5%, 12/20/42 .............. United States 3,137,522 3,002,917
GNMA II, Single-family, 30 Year, 3.5%, 1/20/43 ............... United States 5,343,465 5,114,245
GNMA II, Single-family, 30 Year, 3.5%, 5/20/43 ............... United States 4,297,327 4,118,424
GNMA II, Single-family, 30 Year, 3.5%, 5/20/47 ............... United States 9,720,883 9,280,039
GNMA II, Single-family, 30 Year, 3.5%, 9/20/47 ............... United States 16,258,398 15,517,133
GNMA II, Single-family, 30 Year, 3.5%, 12/20/40 - 10/20/47 ...... United States 12,460,573 11,922,454
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 .............. United States 4,376,220 4,158,858
GNMA II, Single-family, 30 Year, 4%, 11/20/39 - 2/20/44 ......... United States 7,129,148 7,038,648
GNMA II, Single-family, 30 Year, 4.5%, 10/20/39 - 10/20/44 ...... United States 9,592,415 9,719,667
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 6/20/44 ......... United States 3,985,346 4,099,964
GNMA II, Single-family, 30 Year, 5.5%, 5/20/34 - 6/20/38 ........ United States 1,697,181 1,770,686
GNMA II, Single-family, 30 Year, 6%, 11/20/23 - 7/20/39 ......... United States 1,112,477 1,169,565
GNMA II, Single-family, 30 Year, 6.5%, 12/20/27 - 4/20/32 ....... United States 152,793 158,207
GNMA II, Single-family, 30 Year, 7%, 5/20/32 ................. United States 3,663 3,896
GNMA II, Single-family, 30 Year, 7.5%, 5/20/23 - 11/20/26 ....... United States 9,369 9,479
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ................. United States 1,429 1,461
262,000,933
Total Mortgage-Backed Securities (Cost $509,237,726) ...........................
460,268,299
Total Long Term Investments (Cost $619,997,311) ...............................
564,708,306
a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin U.S. Government Securities VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
Short Term Investments 4.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 4.7%
c
Joint Repurchase Agreement, 4.741%, 4/03/23 (Maturity Value
$28,102,957)
BNP Paribas Securities Corp. (Maturity Value $11,244,274)
Deutsche Bank Securities, Inc. (Maturity Value $6,176,468)
HSBC Securities (USA), Inc. (Maturity Value $10,682,215)
Collateralized by U.S. Government and Agency Securities, 2.63%
- 7%, 12/21/33 - 12/20/52; U.S. Government and Agency Strips,
7/15/26 - 9/15/26; U.S. Treasury Bonds, 6% - 7.63%, 2/15/25
- 2/15/27; and U.S. Treasury Notes, 0.25%, 5/15/24 (valued at
$28,654,031) ....................................... 28,091,860 $ 28,091,860
Total Repurchase Agreements (Cost $28,091,860) ...............................
28,091,860
Total Short Term Investments (Cost $28,091,860 ) ................................
28,091,860
a
Total Investments (Cost $648,089,171) 99.9% ...................................
$592,800,166
Other Assets, less Liabilities 0.1% .............................................
654,215
Net Assets 100.0% ...........................................................
$593,454,381
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Principal amount of security is adjusted for inflation.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2023, all repurchase agreements had been entered into on that date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Franklin VolSmart Allocation VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 61.9%
Aerospace & Defense 1.8%
BWX Technologies, Inc. .............................................. 858 $ 54,089
General Dynamics Corp. .............................................. 3,368 768,611
Lockheed Martin Corp. ............................................... 1,373 649,058
Raytheon Technologies Corp. .......................................... 15,060 1,474,826
2,946,584
Air Freight & Logistics 0.7%
United Parcel Service, Inc., B .......................................... 6,245 1,211,468
Automobile Components 0.0%
†
BorgWarner, Inc. .................................................... 968 47,538
Automobiles 0.4%
a
Tesla, Inc. ......................................................... 2,917 605,161
a
Banks 0.7%
JPMorgan Chase & Co. ............................................... 8,636 1,125,357
Beverages 0.6%
PepsiCo, Inc. ...................................................... 5,959 1,086,326
Biotechnology 2.3%
AbbVie, Inc. ....................................................... 11,025 1,757,054
Amgen, Inc. ....................................................... 2,722 658,044
a
Biogen, Inc. ....................................................... 552 153,473
Gilead Sciences, Inc. ................................................ 3,821 317,028
a
Regeneron Pharmaceuticals, Inc. ....................................... 600 493,002
a
United Therapeutics Corp. ............................................. 244 54,646
a
Vertex Pharmaceuticals, Inc. ........................................... 1,421 447,714
3,880,961
Broadline Retail 0.4%
a
Amazon.com, Inc. ................................................... 6,694 691,423
Macy's, Inc. ........................................................ 2,210 38,653
730,076
Building Products 0.9%
a
Builders FirstSource , Inc. ............................................. 861 76,440
Carlisle Cos., Inc. ................................................... 2,357 532,847
Johnson Controls International plc ....................................... 14,047 845,910
Owens Corning ..................................................... 600 57,480
1,512,677
Capital Markets 0.7%
Ameriprise Financial, Inc. ............................................. 266 81,529
Evercore , Inc., A .................................................... 367 42,344
FactSet Research Systems, Inc. ........................................ 166 68,905
Interactive Brokers Group, Inc., A ....................................... 554 45,738
Lazard Ltd., A ...................................................... 1,419 46,983
LPL Financial Holdings, Inc. ........................................... 360 72,864
MarketAxess Holdings, Inc. ............................................ 147 57,520
MSCI, Inc. ......................................................... 195 109,140
Nasdaq, Inc. ....................................................... 11,498 628,596
SEI Investments Co. ................................................. 811 46,673
1,200,292
Chemicals 3.2%
Air Products and Chemicals, Inc. ........................................ 5,018 1,441,220
Albemarle Corp. .................................................... 3,068 678,151

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Chemicals (continued)
CF Industries Holdings, Inc. ........................................... 1,172 $ 84,958
Ecolab, Inc. ........................................................ 3,949 653,678
Linde plc .......................................................... 5,565 1,978,023
LyondellBasell Industries NV, A ......................................... 1,239 116,330
Mosaic Co. (The) ................................................... 1,825 83,731
Sherwin-Williams Co. (The) ............................................ 1,507 338,728
5,374,819
Commercial Services & Supplies 0.8%
Cintas Corp. ....................................................... 2,005 927,673
a
Clean Harbors, Inc. .................................................. 370 52,747
a
Copart , Inc. ........................................................ 1,045 78,595
Rollins, Inc. ........................................................ 1,323 49,652
Waste Management, Inc. .............................................. 1,856 302,844
1,411,511
Communications Equipment 0.7%
a
Arista Networks, Inc. ................................................. 1,332 223,589
Cisco Systems, Inc. ................................................. 15,548 812,772
Motorola Solutions, Inc. ............................................... 706 202,008
1,238,369
Construction & Engineering 0.0%
†
Valmont Industries, Inc. ............................................... 154 49,169
Consumer Finance 0.1%
OneMain Holdings, Inc. ............................................... 1,118 41,455
Synchrony Financial ................................................. 2,382 69,269
110,724
Consumer Staples Distribution & Retail 1.6%
Albertsons Cos., Inc., A ............................................... 2,453 50,973
Target Corp. ....................................................... 6,487 1,074,442
Walmart, Inc. ...................................................... 10,515 1,550,437
2,675,852
Containers & Packaging 0.1%
Ardagh Metal Packaging SA ........................................... 10,123 41,302
Packaging Corp. of America ........................................... 437 60,668
Silgan Holdings, Inc. ................................................. 985 52,865
154,835
Distributors 0.0%
†
LKQ Corp. ........................................................ 974 55,284
Diversified Consumer Services 0.1%
a
Grand Canyon Education, Inc. .......................................... 452 51,483
H&R Block, Inc. ..................................................... 1,221 43,040
94,523
Diversified REITs 0.1%
WP Carey, Inc. ..................................................... 1,038 80,393
Diversified Telecommunication Services 0.8%
AT&T, Inc. ......................................................... 35,970 692,423
Verizon Communications, Inc. .......................................... 17,927 697,181
1,389,604

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Electric Utilities 0.1%
NRG Energy, Inc. ................................................... 1,377 $ 47,218
OGE Energy Corp. .................................................. 1,279 48,167
Pinnacle West Capital Corp. ........................................... 697 55,230
150,615
Electrical Equipment 0.3%
Hubbell, Inc. ....................................................... 249 60,584
nVent Electric plc ................................................... 11,592 497,761
558,345
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., A .................................................. 2,830 231,268
a
Arrow Electronics, Inc. ............................................... 486 60,687
Avnet, Inc. ........................................................ 1,156 52,251
CDW Corp. ........................................................ 339 66,068
Corning, Inc. ....................................................... 3,727 131,488
Jabil, Inc. ......................................................... 790 69,646
National Instruments Corp. ............................................ 1,059 55,502
666,910
Entertainment 0.0%
†
World Wrestling Entertainment, Inc., A .................................... 672 61,327
Financial Services 1.7%
a
Berkshire Hathaway, Inc., B ............................................ 1,497 462,229
Mastercard , Inc., A .................................................. 2,456 892,535
MGIC Investment Corp. ............................................... 3,740 50,191
Visa, Inc., A ........................................................ 6,199 1,397,626
2,802,581
Food Products 1.2%
General Mills, Inc. ................................................... 3,162 270,225
Hershey Co. (The) .................................................. 783 199,203
Ingredion, Inc. ...................................................... 495 50,356
Lamb Weston Holdings, Inc. ........................................... 493 51,528
McCormick & Co., Inc. ............................................... 9,067 754,465
Mondelez International, Inc., A .......................................... 9,060 631,663
1,957,440
Gas Utilities 0.1%
Atmos Energy Corp. ................................................. 591 66,405
National Fuel Gas Co. ................................................ 777 44,864
111,269
Ground Transportation 0.9%
JB Hunt Transport Services, Inc. ........................................ 2,745 481,638
Knight-Swift Transportation Holdings, Inc. ................................. 959 54,260
Landstar System, Inc. ................................................ 272 48,759
Norfolk Southern Corp. ............................................... 2,940 623,280
Old Dominion Freight Line, Inc. ......................................... 250 85,210
Ryder System, Inc. .................................................. 555 49,528
Schneider National, Inc., B ............................................ 2,017 53,955
U-Haul Holding Co. .................................................. 842 50,225
1,446,855
Health Care Equipment & Supplies 3.3%
Abbott Laboratories .................................................. 9,636 975,741
Becton Dickinson & Co. ............................................... 5,125 1,268,643

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Hologic , Inc. ....................................................... 615 $ 49,630
a
IDEXX Laboratories, Inc. .............................................. 216 108,017
Medtronic plc ...................................................... 10,900 878,758
Stryker Corp. ...................................................... 7,940 2,266,632
5,547,421
Health Care Providers & Services 2.5%
Cardinal Health, Inc. ................................................. 1,376 103,888
Chemed Corp. ..................................................... 99 53,237
Cigna Group (The) .................................................. 1,644 420,091
CVS Health Corp. ................................................... 2,737 203,387
Elevance Health, Inc. ................................................ 1,222 561,888
Encompass Health Corp. ............................................. 880 47,608
HCA Healthcare, Inc. ................................................. 1,076 283,720
Humana, Inc. ...................................................... 543 263,605
Premier, Inc., A ..................................................... 1,533 49,623
Quest Diagnostics, Inc. ............................................... 546 77,248
UnitedHealth Group, Inc. .............................................. 4,680 2,211,721
4,276,016
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................................... 1,730 47,419
Hotels, Restaurants & Leisure 1.9%
a
Booking Holdings, Inc. ............................................... 96 254,631
McDonald's Corp. ................................................... 6,828 1,909,177
Starbucks Corp. .................................................... 7,361 766,501
Yum! Brands, Inc. ................................................... 1,511 199,573
3,129,882
Household Durables 0.4%
DR Horton, Inc. ..................................................... 1,577 154,057
Lennar Corp., A ..................................................... 1,172 123,189
Lennar Corp., B .................................................... 603 53,854
a
NVR, Inc. ......................................................... 16 89,155
PulteGroup, Inc. .................................................... 1,175 68,479
Tempur Sealy International, Inc. ........................................ 1,347 53,193
Toll Brothers, Inc. ................................................... 888 53,307
595,234
Household Products 0.9%
Colgate-Palmolive Co. ............................................... 7,718 580,008
Procter & Gamble Co. (The) ........................................... 6,297 936,301
1,516,309
Industrial Conglomerates 0.7%
Honeywell International, Inc. ........................................... 6,442 1,231,195
Insurance 0.8%
a
Arch Capital Group Ltd. ............................................... 1,265 85,856
Arthur J Gallagher & Co. .............................................. 849 162,422
Erie Indemnity Co., A ................................................. 2,150 498,069
Everest Re Group Ltd. ............................................... 128 45,827
Globe Life, Inc. ..................................................... 422 46,428
Principal Financial Group, Inc. .......................................... 1,082 80,414
Progressive Corp. (The) .............................................. 2,813 402,428
Reinsurance Group of America, Inc. ..................................... 354 46,997

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Insurance (continued)
Unum Group ....................................................... 1,355 $ 53,604
1,422,045
Interactive Media & Services 1.1%
a
Alphabet, Inc., A .................................................... 7,563 784,510
a
Alphabet, Inc., C .................................................... 6,563 682,552
a
Meta Platforms, Inc., A ............................................... 1,768 374,710
1,841,772
IT Services 1.3%
Accenture plc, A .................................................... 4,935 1,410,472
Amdocs Ltd. ....................................................... 743 71,350
a
Gartner, Inc. ....................................................... 341 111,088
International Business Machines Corp. ................................... 4,808 630,281
2,223,191
Life Sciences Tools & Services 0.8%
Danaher Corp. ..................................................... 835 210,453
West Pharmaceutical Services, Inc. ...................................... 3,270 1,132,957
1,343,410
Machinery 1.4%
AGCO Corp. ....................................................... 342 46,238
Allison Transmission Holdings, Inc. ...................................... 1,148 51,936
Caterpillar, Inc. ..................................................... 1,315 300,925
Crane Holdings Co. .................................................. 480 54,480
Cummins, Inc. ...................................................... 641 153,122
Donaldson Co., Inc. ................................................. 5,835 381,259
Dover Corp. ....................................................... 5,327 809,384
Illinois Tool Works, Inc. ............................................... 780 189,891
Lincoln Electric Holdings, Inc. .......................................... 292 49,377
PACCAR, Inc. ...................................................... 2,991 218,941
Snap-on, Inc. ...................................................... 239 59,007
Toro Co. (The) ..................................................... 466 51,801
2,366,361
Media 0.1%
Interpublic Group of Cos., Inc. (The) ..................................... 1,504 56,009
Omnicom Group, Inc. ................................................ 985 92,925
148,934
Metals & Mining 0.3%
Nucor Corp. ....................................................... 1,424 219,965
Reliance Steel & Aluminum Co. ......................................... 303 77,792
Southern Copper Corp. ............................................... 843 64,279
Steel Dynamics, Inc. ................................................. 993 112,269
United States Steel Corp. ............................................. 1,973 51,495
525,800
Multi-Utilities 0.2%
Consolidated Edison, Inc. ............................................. 1,841 176,128
Sempra Energy ..................................................... 1,091 164,916
341,044
Oil, Gas & Consumable Fuels 2.5%
Chesapeake Energy Corp. ............................................ 504 38,324
Chevron Corp. ..................................................... 4,725 770,931

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips ..................................................... 5,782 $ 573,632
Devon Energy Corp. ................................................. 3,294 166,709
EOG Resources, Inc. ................................................ 4,385 502,653
Exxon Mobil Corp. ................................................... 11,840 1,298,374
HF Sinclair Corp. ................................................... 838 40,543
Marathon Oil Corp. .................................................. 2,315 55,467
Marathon Petroleum Corp. ............................................ 2,223 299,727
Ovintiv , Inc. ........................................................ 1,059 38,209
PDC Energy, Inc. ................................................... 692 44,413
Phillips 66 ......................................................... 1,168 118,412
Valero Energy Corp. ................................................. 2,020 281,992
4,229,386
Passenger Airlines 0.0%
†
a
Copa Holdings SA, A ................................................. 579 53,471
a
Pharmaceuticals 3.2%
Bristol-Myers Squibb Co. .............................................. 10,075 698,298
Eli Lilly & Co. ...................................................... 2,695 925,517
Johnson & Johnson ................................................. 10,513 1,629,515
Merck & Co., Inc. ................................................... 7,941 844,843
Organon & Co. ..................................................... 1,969 46,311
Pfizer, Inc. ......................................................... 30,055 1,226,244
Viatris , Inc. ........................................................ 4,283 41,202
5,411,930
Professional Services 0.1%
a
CACI International, Inc., A ............................................. 167 49,479
Leidos Holdings, Inc. ................................................. 693 63,797
Science Applications International Corp. .................................. 472 50,721
163,997
Retail REITs 0.2%
National Retail Properties, Inc. ......................................... 1,109 48,962
Realty Income Corp. ................................................. 3,125 197,875
Simon Property Group, Inc. ............................................ 872 97,638
344,475
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc. ................................................. 10,101 1,992,119
Applied Materials, Inc. ................................................ 4,621 567,598
Broadcom, Inc. ..................................................... 1,354 868,645
a
Cirrus Logic, Inc. .................................................... 545 59,612
KLA Corp. ......................................................... 823 328,517
Lam Research Corp. ................................................. 715 379,036
a
Lattice Semiconductor Corp. ........................................... 732 69,906
Microchip Technology, Inc. ............................................ 2,170 181,803
NVIDIA Corp. ...................................................... 2,833 786,922
a
ON Semiconductor Corp. ............................................. 2,363 194,522
QUALCOMM, Inc. ................................................... 5,466 697,352
Skyworks Solutions, Inc. .............................................. 441 52,029
Texas Instruments, Inc. ............................................... 12,297 2,287,365
8,465,426
Software 7.0%
a
Cadence Design Systems, Inc. ......................................... 1,436 301,689
Dolby Laboratories, Inc., A ............................................. 601 51,337
a
Fair Isaac Corp. .................................................... 112 78,701

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Software (continued)
a
Fortinet, Inc. ....................................................... 3,455 $ 229,619
a
Manhattan Associates, Inc. ............................................ 407 63,024
Microsoft Corp. ..................................................... 28,476 8,209,631
Oracle Corp. ....................................................... 5,941 552,038
Roper Technologies, Inc. .............................................. 4,585 2,020,564
a
Synopsys, Inc. ..................................................... 734 283,508
11,790,111
Specialized REITs 0.3%
EPR Properties ..................................................... 1,253 47,739
Gaming and Leisure Properties, Inc. ..................................... 1,342 69,865
Public Storage ..................................................... 839 253,495
VICI Properties, Inc. ................................................. 5,832 190,240
561,339
Specialty Retail 2.5%
a
AutoNation, Inc. .................................................... 427 57,372
a
AutoZone, Inc. ..................................................... 113 277,771
Best Buy Co., Inc. ................................................... 603 47,197
Dick's Sporting Goods, Inc. ............................................ 435 61,722
a
Five Below, Inc. ..................................................... 244 50,257
Lowe's Cos., Inc. .................................................... 8,187 1,637,154
a
O'Reilly Automotive, Inc. .............................................. 382 324,310
Penske Automotive Group, Inc. ......................................... 341 48,357
Ross Stores, Inc. ................................................... 9,736 1,033,282
TJX Cos., Inc. (The) ................................................. 4,374 342,747
Tractor Supply Co. .................................................. 436 102,477
a
Ulta Beauty, Inc. .................................................... 261 142,420
Williams-Sonoma, Inc. ............................................... 423 51,462
4,176,528
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc. ........................................................ 24,485 4,037,577
Dell Technologies, Inc., C ............................................. 1,395 56,093
Hewlett Packard Enterprise Co. ......................................... 7,355 117,165
HP, Inc. ........................................................... 5,715 167,735
NetApp, Inc. ....................................................... 1,138 72,661
4,451,231
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., B ....................................................... 8,602 1,054,949
Tapestry, Inc. ...................................................... 1,381 59,535
1,114,484
Tobacco 0.7%
Altria Group, Inc. .................................................... 10,434 465,565
Philip Morris International, Inc. ......................................... 7,102 690,670
1,156,235
Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Inc., A ........................................ 599 50,316
United Rentals, Inc. .................................................. 182 72,028
Watsco , Inc. ....................................................... 162 51,542

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................................................... 1,518 $ 1,045,614
1,219,500
Total Common Stocks (Cost $67,047,685) ......................................
104,431,011
a
Investments In Underlying Funds and Exchange Traded Funds
34.5%
Domestic Fixed Income 24.6%
b
Franklin U.S. Core Bond ETF .......................................... 1,286,975 27,976,391
b
Western Asset Core Plus Bond Fund, Class IS ............................. 1,416,056 13,565,816
41,542,207
Domestic Hybrid 8.5%
b
Franklin Income VIP Fund, Class 1 ...................................... 902,748 14,317,587
Foreign Equity 1.4%
iShares Core MSCI EAFE ETF ......................................... 36,862 2,464,225
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$66,693,480) ................................................................
58,324,019
Total Long Term Investments (Cost $133,741,165) ...............................
162,755,030
a
a a a a
Short Term Investments 3.1%
a
Money Market Funds 3.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .................. 5,271,612 5,271,612
Total Money Market Funds (Cost $5,271,612) ...................................
5,271,612
Total Short Term Investments (Cost $5,271,612 ) .................................
5,271,612
a
Total Investments (Cost $139,012,777) 99.5% ...................................
$168,026,642
Other Assets, less Liabilities 0.5% .............................................
737,630
Net Assets 100.0% ...........................................................
$168,764,272
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 4 regarding investments in FT Underlying Funds.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Franklin VolSmart Allocation VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2023, the Fund had the following futures contracts outstanding.
At March 31, 2023, the Fund had the following total return swap contracts outstanding.
See Abbreviations on page 173
.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Short 65 $ 13,447,688 6/16/23 $ (806,934)
Total Futures Contracts ...................................................................... $(806,934)
*
As of period end.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
Dynamic VIX Backwardation (BEFSDVB1 Index) .. —% Monthly BZWS 5/25/23 4,000,000 $ (959)
Total Return Swap Contracts .................................................................... $(959)
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Templeton Developing Markets VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

I
a a Industry Shares a Value
a
Common Stocks 91.8%
Brazil 1.8%
TOTVS SA ..................... Software 17,462 $ 97,021
Vale SA ........................ Metals & Mining 261,048 4,135,419
a,b
XP, Inc., A ...................... Capital Markets 21,386 253,852
4,486,292
Cambodia 0.3%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,079,177 842,188
Chile 0.8%
b
Banco Santander Chile, ADR ....... Banks 113,339 2,020,834
China 28.9%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 1,068,585 13,534,073
a
Alibaba Group Holding Ltd., ADR .... Broadline Retail 8,158 833,585
c
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 1,500,600 416,775
a
Baidu, Inc., A .................... Interactive Media & Services 215,311 4,056,709
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 256,500 1,248,224
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 7,756,600 3,408,973
Chervon Holdings Ltd. ............. Household Durables 7,600 39,478
China Merchants Bank Co. Ltd., A .... Banks 1,147,243 5,715,824
China Resources Cement Holdings Ltd. Construction Materials 2,844,315 1,396,696
China Resources Land Ltd. ......... Real Estate Management & Development 132,733 604,440
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 1,120,259 749,087
a,b
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 51,143 2,395,538
b,c
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 529,539 334,054
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 899,637 5,503,733
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 741,600 1,237,726
JD.com, Inc., A .................. Broadline Retail 11,027 240,786
a,c
Meituan Dianping, B, 144A, Reg S ... Hotels, Restaurants & Leisure 128,959 2,339,587
NetEase, Inc. ................... Entertainment 138,169 2,439,066
Ping An Bank Co. Ltd., A ........... Banks 689,322 1,256,637
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 427,906 2,768,198
Prosus NV ..................... Broadline Retail 91,490 7,164,369
Tencent Holdings Ltd. ............. Interactive Media & Services 188,120 9,193,239
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 118,308 979,590
Uni-President China Holdings Ltd. .... Food Products 2,464,705 2,485,810
Weifu High-Technology Group Co. Ltd.,
B ........................... Automobile Components 306,139 566,152
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 345,976 2,131,877
73,040,226
Hong Kong 1.2%
Techtronic Industries Co. Ltd. ....... Machinery 271,211 2,938,583
Hungary 1.0%
Richter Gedeon Nyrt. ............. Pharmaceuticals 119,246 2,489,696
India 11.1%
Bajaj Holdings & Investment Ltd. ..... Financial Services 30,257 2,184,843
HDFC Bank Ltd. ................. Banks 241,052 4,742,224
ICICI Bank Ltd. .................. Banks 1,318,216 14,090,043
Infosys Ltd. ..................... IT Services 95,284 1,666,219

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a
One 97 Communications Ltd. ....... Financial Services 199,531 $ 1,553,057
a
PB Fintech Ltd. .................. Insurance 110,814 864,492
Tata Consultancy Services Ltd. ...... IT Services 31,204 1,223,390
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 2,813,367 1,759,635
28,083,903
Indonesia 0.8%
Astra International Tbk. PT ......... Automobiles 5,181,170 2,076,048
Mexico 1.6%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand, ADR ................. Banks 538,601 3,646,329
a,c
Nemak SAB de CV, 144A, Reg S .... Automobile Components 1,928,563 495,432
4,141,761
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 44,913 1,024,915
Philippines 0.4%
BDO Unibank, Inc. ............... Banks 392,963 933,510
Russia 0.0%
d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 85,254 —
a,d
Sberbank of Russia PJSC .......... Banks 1,061,956 —
a,d
Yandex NV, A ................... Interactive Media & Services 88,921 —
—
South Africa 0.7%
Netcare Ltd. .................... Health Care Providers & Services 1,949,102 1,626,772
South Korea 19.7%
Doosan Bobcat, Inc. .............. Machinery 67,559 2,264,133
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 69,515 1,947,227
KT Skylife Co. Ltd. ............... Media 92,351 552,621
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 44,099 1,253,851
LG Chem Ltd. ................... Chemicals 1,893 1,035,916
LG Corp. ....................... Industrial Conglomerates 101,748 6,455,822
NAVER Corp. ................... Interactive Media & Services 49,754 7,768,199
POSCO Holdings, Inc. ............ Metals & Mining 13,893 3,916,606
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 294,742 14,523,289
Samsung Life Insurance Co. Ltd. ..... Insurance 113,333 5,445,854
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 2,117 1,198,249
Soulbrain Co. Ltd. ................ Chemicals 18,367 3,333,325
49,695,092
Taiwan 15.4%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 411,946 1,406,370
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 342,054 8,844,750
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,618,551 28,289,699
e
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 26,724 464,628
39,005,447
Thailand 2.3%
Kasikornbank PCL ............... Banks 705,593 2,737,105
Kiatnakin Phatra Bank PCL ......... Banks 549,194 1,017,930

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand (continued)
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 3,332,420 $ 1,054,017
Thai Beverage PCL ............... Beverages 2,292,706 1,087,096
5,896,148
United Arab Emirates 0.5%
a
Emirates Central Cooling Systems Corp. Water Utilities 2,486,790 1,191,698
United Kingdom 1.6%
Unilever plc ..................... Personal Care Products 77,613 4,022,157
United States 3.3%
b
Cognizant Technology Solutions Corp.,
A ........................... IT Services 66,279 4,038,379
Genpact Ltd. .................... Professional Services 94,036 4,346,344
8,384,723
Total Common Stocks (Cost $192,224,692) .....................................
231,899,993
a
Preferred Stocks 5.7%
Brazil 5.7%
f
Banco Bradesco SA, ADR, 7.4% ..... Banks 1,605,681 4,206,884
f
Itau Unibanco Holding SA, ADR, 5.03% Banks 1,017,175 4,953,642
f
Petroleo Brasileiro SA, 44.87% ...... Oil, Gas & Consumable Fuels 1,104,779 5,111,589
14,272,115
Total Preferred Stocks (Cost $18,689,478) ......................................
14,272,115
a a a a a
Escrows and Litigation Trusts 0.0%
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 82,304 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $210,914,170) ...............................
246,172,108
Short Term Investments 3.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.1%
United States 3.1%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ......... 7,777,803 7,777,803
Total Money Market Funds (Cost $7,777,803) ...................................
7,777,803
a a a a a
Total Short Term Investments (Cost $7,777,803 ) .................................
7,777,803
a a a
Total Investments (Cost $218,691,973) 100.6% ..................................
$253,949,911
Other Assets, less Liabilities (0.6)% ...........................................
(1,384,670)
Net Assets 100.0% ...........................................................
$252,565,241
a a a

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Developing Markets VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $5,717,725, representing 2.3% of net assets.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
A portion or all of the security purchased on a delayed delivery basis.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 5 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Templeton Foreign VIP Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.9%
Aerospace & Defense 3.7%
Dassault Aviation SA ................................... France 93,730 $ 18,543,484
a
Rolls-Royce Holdings plc ............................... United Kingdom 7,831,739 14,426,158
32,969,642
Automobile Components 5.8%
Continental AG ....................................... Germany 250,136 18,743,415
a
Faurecia SE ......................................... France 817,984 17,778,506
Valeo .............................................. France 731,396 15,008,782
51,530,703
Automobiles 5.1%
Bayerische Motoren Werke AG ........................... Germany 250,453 27,450,581
Honda Motor Co. Ltd. .................................. Japan 693,600 18,349,292
45,799,873
Banks 13.9%
ING Groep NV ....................................... Netherlands 1,409,647 16,740,819
Kasikornbank PCL .................................... Thailand 3,030,200 11,754,618
b
KB Financial Group, Inc., ADR ........................... South Korea 475,106 17,303,361
Lloyds Banking Group plc ............................... United Kingdom 34,835,484 20,483,129
Shinhan Financial Group Co. Ltd. ......................... South Korea 586,529 15,876,418
Standard Chartered plc ................................. United Kingdom 3,163,941 23,981,669
Sumitomo Mitsui Financial Group, Inc. ...................... Japan 444,300 17,782,487
123,922,501
Broadline Retail 5.6%
a
Alibaba Group Holding Ltd. .............................. China 1,688,400 21,384,287
Prosus NV .......................................... China 282,962 22,158,097
b
Seria Co. Ltd. ........................................ Japan 348,800 6,917,878
50,460,262
Chemicals 1.3%
c
Covestro AG, 144A, Reg S .............................. Germany 280,659 11,623,562
Construction Materials 1.7%
CRH plc ............................................ Ireland 302,965 15,306,582
Consumer Staples Distribution & Retail 1.3%
Sundrug Co. Ltd. ...................................... Japan 413,700 11,351,615
Energy Equipment & Services 2.3%
SBM Offshore NV ..................................... Netherlands 1,373,635 20,395,875
Financial Services 3.9%
a
EXOR NV ........................................... Netherlands 156,810 12,931,082
Housing Development Finance Corp. Ltd. ................... India 692,774 22,220,656
35,151,738
Health Care Providers & Services 1.5%
b
Fresenius Medical Care AG & Co. KGaA .................... Germany 307,868 13,067,826
Household Durables 3.2%
Barratt Developments plc ............................... United Kingdom 1,718,638 9,891,194
Persimmon plc ....................................... United Kingdom 590,513 9,170,064
Sony Group Corp. ..................................... Japan 104,400 9,510,538
28,571,796
Industrial Conglomerates 3.3%
CK Hutchison Holdings Ltd. .............................. United Kingdom 2,355,500 14,572,556

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates (continued)
Hitachi Ltd. .......................................... Japan 279,200 $ 15,347,336
29,919,892
Insurance 3.5%
AIA Group Ltd. ....................................... Hong Kong 1,687,200 17,694,158
Prudential plc ........................................ Hong Kong 1,013,664 13,879,844
31,574,002
Machinery 0.7%
Komatsu Ltd. ........................................ Japan 264,400 6,564,756
Media 0.6%
TBS Holdings, Inc. .................................... Japan 371,900 5,355,639
Metals & Mining 3.7%
Sumitomo Metal Mining Co. Ltd. .......................... Japan 429,200 16,425,348
Wheaton Precious Metals Corp. .......................... Brazil 341,800 16,460,315
32,885,663
Multi-Utilities 1.7%
E.ON SE ............................................ Germany 1,204,124 15,021,803
Oil, Gas & Consumable Fuels 11.8%
BP plc .............................................. United Kingdom 8,271,167 52,282,355
Galp Energia SGPS SA, B .............................. Portugal 953,415 10,788,652
Shell plc ............................................ Netherlands 1,499,276 42,730,731
105,801,738
Pharmaceuticals 4.9%
AstraZeneca plc ...................................... United Kingdom 151,960 21,056,425
Bayer AG ........................................... Germany 354,613 22,654,294
43,710,719
Professional Services 2.0%
b
Adecco Group AG ..................................... Switzerland 499,143 18,182,299
Semiconductors & Semiconductor Equipment 8.1%
Infineon Technologies AG ............................... Germany 520,371 21,370,128
NXP Semiconductors NV ............................... China 97,285 18,141,221
Taiwan Semiconductor Manufacturing Co. Ltd. ............... Taiwan 1,864,000 32,579,757
72,091,106
Technology Hardware, Storage & Peripherals 4.2%
Samsung Electronics Co. Ltd. ............................ South Korea 761,963 37,545,408
Tobacco 2.1%
Imperial Brands plc .................................... United Kingdom 798,682 18,367,725
Total Common Stocks (Cost $719,487,277) .....................................
857,172,725
Short Term Investments 4.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 32,572,754 32,572,754
Total Money Market Funds (Cost $32,572,754) ..................................
32,572,754

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Foreign VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 173 .
Short Term Investments
(continued)
a a
Country Shares a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.7%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.371% .... United States 6,526,200 $ 6,526,200
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $6,526,200) ............................................................
6,526,200
Total Short Term Investments (Cost $39,098,954 ) ................................
39,098,954
a
Total Investments (Cost $758,586,231) 100.3% ..................................
$896,271,679
Other Assets, less Liabilities (0.3)% ...........................................
(2,255,371)
Net Assets 100.0% ...........................................................
$894,016,308
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the value of this security was
$11,623,562, representing 1.3% of net assets.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Templeton Global Bond VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

0
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 56.6%
Australia 4.5%
a
Australia Government Bond ,
Senior Bond, Reg S, 4.25%, 4/21/26 8,790,000 AUD $ 6,098,976
Senior Note, Reg S, 0.25%, 11/21/25 25,440,000 AUD 15,868,192
Senior Note, Reg S, 0.5%, 9/21/26 .. 88,240,000 AUD 54,263,418
76,230,586
Brazil 3.1%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 233,800,000 BRL 43,426,611
10%, 1/01/31 .................. 51,840,000 BRL 8,982,608
52,409,219
Colombia 5.1%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 576,000,000 COP 115,792
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 60,059,300,000 COP 12,779,780
B, 6.25%, 11/26/25 .............. 82,468,000,000 COP 15,877,767
B, 7.5%, 8/26/26 ............... 134,196,600,000 COP 25,962,226
B, 5.75%, 11/03/27 .............. 55,276,000,000 COP 9,622,392
B, 6%, 4/28/28 ................. 49,809,600,000 COP 8,581,184
B, 7.75%, 9/18/30 .............. 37,868,000,000 COP 6,649,096
B, 7%, 3/26/31 ................. 17,210,500,000 COP 2,845,386
B, 7%, 6/30/32 ................. 24,227,000,000 COP 3,858,515
B, 6.25%, 7/09/36 .............. 2,311,000,000 COP 314,653
86,606,791
Germany 2.6%
a
Bundesobligation , Reg S, 10/18/24 ... 9,999,000 EUR 10,403,893
a
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 9,804,000 EUR 10,902,154
a
Bundesschatzanweisungen , Reg S,
0.4%, 9/13/24 ................. 21,697,000 EUR 22,754,971
44,061,018
Ghana 1.0%
b
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 23,756,604 GHS 1,804,426
PIK, 8.5%, 2/15/28 .............. 23,756,604 GHS 1,845,105
PIK, 8.65%, 2/13/29 ............. 23,389,900 GHS 1,777,519
PIK, 8.8%, 2/12/30 .............. 23,389,900 GHS 1,728,183
PIK, 8.95%, 2/11/31 ............. 21,361,450 GHS 1,548,212
PIK, 9.1%, 2/10/32 .............. 21,361,450 GHS 1,542,192
PIK, 9.25%, 2/08/33 ............. 21,361,450 GHS 1,532,910
PIK, 9.4%, 2/07/34 .............. 16,227,603 GHS 1,153,932
PIK, 9.55%, 2/06/35 ............. 16,227,603 GHS 1,145,248
PIK, 9.7%, 2/05/36 .............. 16,227,603 GHS 1,134,996
PIK, 9.85%, 2/03/37 ............. 16,227,603 GHS 1,133,536
PIK, 10%, 2/02/38 .............. 16,227,603 GHS 1,133,544
17,479,803
India 4.4%
India Government Bond ,
7.27%, 4/08/26 ................ 214,000,000 INR 2,612,602
Senior Bond, 5.77%, 8/03/30 ...... 526,000,000 INR 5,860,372

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
Senior Bond, 7.26%, 8/22/32 ...... 1,657,600,000 INR $ 20,168,997
Senior Note, 7.1%, 4/18/29 ....... 3,794,000,000 INR 45,855,244
74,497,215
Indonesia 8.5%
Indonesia Government Bond ,
FR40, 11%, 9/15/25 ............. 21,246,000,000 IDR 1,568,102
FR46, 9.5%, 7/15/23 ............ 11,838,000,000 IDR 798,766
FR81, 6.5%, 6/15/25 ............ 599,166,000,000 IDR 40,102,904
FR86, 5.5%, 4/15/26 ............ 776,453,000,000 IDR 50,534,562
FR95, 6.375%, 8/15/28 .......... 102,269,000,000 IDR 6,833,018
c
FR96, 7%, 2/15/33 .............. 651,010,000,000 IDR 44,187,230
144,024,582
Malaysia 7.5%
Malaysia Government Bond ,
3.906%, 7/15/26 ................ 143,830,000 MYR 33,133,585
3.9%, 11/30/26 ................. 68,750,000 MYR 15,804,611
3.892%, 3/15/27 ................ 5,820,000 MYR 1,333,901
3.502%, 5/31/27 ................ 9,330,000 MYR 2,111,009
3.899%, 11/16/27 ............... 209,830,000 MYR 48,283,785
3.733%, 6/15/28 ................ 112,390,000 MYR 25,514,573
126,181,464
Mexico 2.3%
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 637,140,000 MXN 32,251,431
M 20, Senior Bond, 8.5%, 5/31/29 .. 114,900,000 MXN 6,278,678
38,530,109
Norway 3.9%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 297,507,000 NOK 28,382,553
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 265,052,000 NOK 25,242,884
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 89,312,000 NOK 8,315,009
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 52,969,000 NOK 4,855,906
66,796,352
Singapore 0.9%
Singapore Government Bond, 2.625%,
8/01/32 ...................... 19,920,000 SGD 14,585,772
South Korea 9.8%
Korea Treasury Bonds ,
2.25%, 9/10/23 ................ 36,742,000,000 KRW 27,995,327
0.875%, 12/10/23 ............... 22,287,000,000 KRW 16,783,177
1.875%, 3/10/24 ................ 33,811,000,000 KRW 25,531,127
1.375%, 9/10/24 ................ 75,881,910,000 KRW 56,532,555
3%, 9/10/24 ................... 18,500,000,000 KRW 14,102,293

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea (continued)
Korea Treasury Bonds, (continued)
Senior Note, 1.75%, 9/10/26 ...... 34,133,000,000 KRW $ 24,818,096
165,762,575
Thailand 3.0%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 745,020,000 THB 21,475,078
1%, 6/17/27 ................... 570,140,000 THB 16,033,878
Senior Note, 0.66%, 11/22/23 ...... 481,230,000 THB 13,983,668
51,492,624
Total Foreign Government and Agency Securities (Cost $1,029,957,800) ...........
958,658,110
U.S. Government and Agency Securities 14.5%
United States 14.5%
U.S. Treasury Notes ,
2%, 2/15/25 ................... 15,660,000 15,061,127
2.125%, 5/15/25 ................ 58,760,000 56,508,299
2.875%, 5/31/25 ................ 76,680,000 74,881,315
2.625%, 12/31/25 ............... 44,803,000 43,377,529
1.625%, 2/15/26 ................ 24,220,000 22,786,195
2.125%, 5/31/26 ................ 11,063,000 10,517,629
1.625%, 10/31/26 ............... 24,220,000 22,507,097
245,639,191
Total U.S. Government and Agency Securities (Cost $262,259,616) ................
245,639,191
Total Long Term Investments (Cost $1,292,217,416) .............................
1,204,297,301
Short Term Investments 27.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 19.6%
Brazil 2.9%
d
Brazil Letras do Tesouro Nacional ,
1/01/25 ...................... 306,480,000 BRL 49,494,889
Germany 1.9%
d
Germany Treasury Bills ,
a
Reg S, 9/20/23 ................. 3,483,000 EUR 3,727,495
a
Reg S, 10/18/23 ................ 26,962,000 EUR 28,787,018
32,514,513
Japan 11.3%
d
Japan Treasury Bills ,
5/10/23 ...................... 7,176,000,000 JPY 54,068,438
6/19/23 ...................... 2,196,400,000 JPY 16,552,969
9/20/23 ...................... 7,869,100,000 JPY 59,331,269
12/20/23 ..................... 879,000,000 JPY 6,628,978
2/20/24 ...................... 7,151,000,000 JPY 53,931,464
190,513,118

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Singapore 3.5%
d
Singapore Treasury Bills ,
4/21/23 ...................... 45,410,000 SGD $ 34,056,194
5/30/23 ...................... 32,620,000 SGD 24,362,245
58,418,439
Total Foreign Government and Agency Securities (Cost $322,587,166) ............
330,940,959
Shares
Money Market Funds 8.1%
United States 8.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ......... 137,328,324 137,328,324
Total Money Market Funds (Cost $137,328,324) .................................
137,328,324
a a a a a
Total Short Term Investments (Cost $459,915,490 ) ...............................
468,269,283
a a a
Total Investments (Cost $1,752,132,906) 98.8% ..................................
$1,672,566,584
Other Assets, less Liabilities 1.2% .............................................
20,437,008
Net Assets 100.0% ...........................................................
$1,693,003,592
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $219,602,469, representing 13.0% of net assets.
b
Income may be received in additional securities and/or cash.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 5,487,100,000 6,841,344 4/10/23 $ 58,333 $ —
Chilean Peso ...... JPHQ Sell 5,487,100,000 6,867,459 4/10/23 — (32,218)
Indian Rupee ...... HSBK Buy 241,380,400 2,898,489 4/10/23 38,192 —
Indian Rupee ...... HSBK Sell 241,380,400 2,934,895 4/10/23 — (1,787)
South Korean Won .. MSCO Buy 33,323,000,000 26,858,225 4/17/23 — (1,332,541)
Chilean Peso ...... GSCO Buy 3,510,200,000 4,197,498 4/18/23 213,545 —
Chilean Peso ...... JPHQ Buy 3,325,445,264 4,056,410 4/20/23 121,799 —
Euro ............. BZWS Buy 8,713,000 9,460,247 4/25/23 18,854 (18,622)
Euro ............. BZWS Sell 8,713,000 9,677,486 4/25/23 217,007 —
Euro ............. DBAB Buy 24,278,000 26,345,575 4/25/23 44,719 (29,511)
Euro ............. DBAB Sell 24,278,000 24,204,535 4/25/23 — (2,156,249)
South Korean Won .. CITI Buy 8,470,100,000 6,865,051 4/25/23 — (373,702)
Canadian Dollar .... HSBK Buy 66,603,000 49,911,759 5/03/23 — (610,805)
Canadian Dollar .... HSBK Sell 26,135,009 18,006,358 EUR 5/03/23 213,914 —

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. HSBK Sell 19,207,597 26,135,009 CAD 5/03/23 $ — $ (1,518,774)
Chilean Peso ...... JPHQ Buy 3,325,454,736 4,127,411 5/08/23 44,066 —
Chilean Peso ...... GSCO Buy 8,834,202,936 10,882,911 5/09/23 197,397 —
Indian Rupee ...... HSBK Buy 242,055,750 2,913,666 5/15/23 25,968 —
Chilean Peso ...... MSCO Buy 6,390,810,000 7,972,070 5/17/23 35,589 —
Chinese Yuan ...... CITI Buy 284,452,570 41,332,234 6/07/23 275,475 —
Chinese Yuan ...... CITI Sell 284,452,570 41,845,851 6/07/23 238,142 —
Indian Rupee ...... JPHQ Buy 1,225,430,400 14,638,122 6/14/23 225,548 —
Japanese Yen ...... BOFA Buy 7,460,672,540 56,148,053 6/15/23 656,083 —
Japanese Yen ...... DBAB Buy 9,711,052,240 72,400,354 6/15/23 1,537,743 —
Japanese Yen ...... GSCO Buy 9,155,000,000 68,855,295 6/15/23 849,127 —
South Korean Won .. BNDP Buy 49,699,500,000 37,690,254 6/15/23 517,827 —
Indian Rupee ...... HSBK Buy 875,000,000 10,510,511 6/20/23 98,757 —
South Korean Won .. HSBK Buy 1,788,000,000 1,370,955 6/20/23 4,024 —
Chinese Yuan ...... CITI Buy 125,329,450 18,459,305 6/21/23 — (105,750)
Chinese Yuan ...... CITI Sell 125,329,450 18,407,521 6/21/23 53,967 —
Indian Rupee ...... CITI Buy 590,870,000 7,163,797 6/21/23 — (11)
Indian Rupee ...... JPHQ Buy 205,911,800 2,496,809 6/21/23 — (307)
Japanese Yen ...... BOFA Buy 4,218,690,870 31,888,513 6/21/23 260,599 —
Japanese Yen ...... JPHQ Buy 2,202,609,690 16,606,550 6/21/23 178,739 —
Chilean Peso ...... GSCO Buy 13,979,210,973 16,892,286 6/22/23 514,558 —
Chilean Peso ...... JPHQ Buy 10,974,200,000 13,606,348 7/05/23 22,972 —
Indian Rupee ...... HSBK Buy 241,380,400 2,919,524 7/10/23 3,289 —
Indian Rupee ...... JPHQ Buy 266,347,200 3,180,759 7/11/23 44,125 —
South Korean Won .. JPHQ Buy 16,905,000,000 13,678,845 7/18/23 — (656,669)
Chilean Peso ...... GSCO Buy 4,513,615,115 4,518,186 7/26/23 1,074,161 —
Mexican Peso ...... MSCO Buy 35,649,000 1,686,329 8/04/23 244,809 —
Mexican Peso ...... MSCO Sell 35,649,000 1,613,442 8/04/23 — (317,696)
Canadian Dollar .... BOFA Buy 8,949,000 6,494,572 9/11/23 144,237 —
Canadian Dollar .... CITI Buy 7,054,790 5,120,014 9/11/23 113,577 —
Japanese Yen ...... BNDP Buy 2,097,874,660 16,055,982 9/20/23 145,530 —
New Zealand Dollar . BOFA Buy 10,600,000 6,487,624 9/20/23 135,578 —
New Zealand Dollar . CITI Buy 12,470,000 7,613,184 9/20/23 178,450 —
New Zealand Dollar . JPHQ Buy 47,380,000 28,933,545 9/20/23 670,918 —
Singapore Dollar .... CITI Buy 4,670,000 3,477,290 9/20/23 53,064 —
Singapore Dollar .... MSCO Buy 10,540,000 7,842,641 9/20/23 125,224 —
Australian Dollar .... HSBK Buy 77,360,000 51,899,277 9/25/23 152,269 —
Mexican Peso ...... CITI Buy 106,418,000 5,019,214 10/23/23 655,641 —
Mexican Peso ...... CITI Sell 106,418,000 4,633,013 10/23/23 — (1,041,842)
Mexican Peso ...... MSCO Buy 107,315,000 4,723,862 9/03/24 710,054 —
Mexican Peso ...... MSCO Sell 107,315,000 4,562,422 9/03/24 — (871,494)
Total Forward Exchange Contracts ................................................... $11,113,870 $(9,067,978)
Net unrealized appreciation (depreciation) ............................................ $2,045,892
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Global Bond VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At March 31, 2023, the Fund had the following interest rate swap contracts outstanding.
See Abbreviations on page 173 .
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 4.422% . Annual
Pay Floating 1-day
SOFR ............ Annual 12/14/24 19,880,000 $ 45,006 $ — $ 45,006
Receive Fixed 4.416% . Annual
Pay Floating 1-day
SOFR ............ Annual 1/03/25 19,880,000 57,456 — 57,456
Total Interest Rate Swap Contracts ............................... $102,462 $ — $102,462
*
In U.S. dollars unless otherwise indicated.

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited), March 31, 2023
Templeton Growth VIP Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

I
a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.6%
Aerospace & Defense 6.0%
BAE Systems plc ..................................... United Kingdom 638,198 $ 7,720,357
a
Rolls-Royce Holdings plc ............................... United Kingdom 4,809,885 8,859,867
Thales SA ........................................... France 44,138 6,525,965
23,106,189
Automobile Components 3.7%
Continental AG ....................................... Germany 89,050 6,672,774
a
Faurecia SE ......................................... France 109,657 2,383,345
Lear Corp. .......................................... United States 36,904 5,147,739
14,203,858
Automobiles 1.3%
Honda Motor Co. Ltd. .................................. Japan 195,396 5,169,230
Banks 1.0%
Lloyds Banking Group plc ............................... United Kingdom 6,405,268 3,766,273
Beverages 4.3%
Anheuser-Busch InBev SA/NV ........................... Belgium 167,217 11,147,182
Pernod Ricard SA ..................................... France 24,491 5,545,775
16,692,957
Biotechnology 2.1%
AbbVie, Inc. ......................................... United States 51,952 8,279,590
Broadline Retail 1.5%
a
Amazon.com, Inc. ..................................... United States 56,206 5,805,518
Chemicals 3.0%
b
Albemarle Corp. ...................................... United States 19,720 4,358,909
DuPont de Nemours, Inc. ............................... United States 99,667 7,153,100
11,512,009
Consumer Staples Distribution & Retail 2.7%
a
Dollar Tree, Inc. ...................................... United States 49,112 7,050,028
Target Corp. ......................................... United States 20,308 3,363,614
10,413,642
Electrical Equipment 1.3%
Schneider Electric SE .................................. United States 31,153 5,206,652
Entertainment 2.0%
a
Walt Disney Co. (The) .................................. United States 79,055 7,915,777
Financial Services 1.4%
b
Visa, Inc., A .......................................... United States 24,379 5,496,489
Food Products 2.1%
Danone SA .......................................... France 130,453 8,117,633
Health Care Equipment & Supplies 4.5%
Medtronic plc ........................................ United States 108,405 8,739,611
Zimmer Biomet Holdings, Inc. ............................ United States 67,580 8,731,336
17,470,947
Health Care Providers & Services 5.0%
b
Fresenius Medical Care AG & Co. KGaA .................... Germany 155,554 6,602,676
HCA Healthcare, Inc. ................................... United States 15,035 3,964,429
UnitedHealth Group, Inc. ................................ United States 18,908 8,935,732
19,502,837

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure 5.8%
a,b
Booking Holdings, Inc. ................................. United States 1,574 $ 4,174,893
Compass Group plc ................................... United Kingdom 212,094 5,330,685
a
Hyatt Hotels Corp., A ................................... United States 35,158 3,930,313
a,c
Just Eat Takeaway.com NV, 144A, Reg S ................... United Kingdom 155,978 2,976,665
Starbucks Corp. ...................................... United States 57,926 6,031,835
22,444,391
Household Durables 1.9%
Sony Group Corp. ..................................... Japan 81,299 7,406,103
Industrial Conglomerates 1.8%
Hitachi Ltd. .......................................... Japan 57,593 3,165,828
Honeywell International, Inc. ............................. United States 20,262 3,872,473
7,038,301
Insurance 1.8%
AIA Group Ltd. ....................................... Hong Kong 651,442 6,831,862
Interactive Media & Services 2.5%
a
Alphabet, Inc., A ...................................... United States 92,411 9,585,793
IT Services 1.8%
a
DXC Technology Co. ................................... United States 269,858 6,897,570
Leisure Products 0.5%
a
YETI Holdings, Inc. .................................... United States 50,137 2,005,480
Life Sciences Tools & Services 1.6%
a
ICON plc ............................................ United States 28,606 6,109,956
Machinery 2.1%
Komatsu Ltd. ........................................ Japan 208,919 5,187,225
Westinghouse Air Brake Technologies Corp. ................. United States 29,826 3,014,215
8,201,440
Media 3.2%
Comcast Corp., A ..................................... United States 204,797 7,763,854
b
Paramount Global, B ................................... United States 200,185 4,466,128
12,229,982
Oil, Gas & Consumable Fuels 5.5%
BP plc .............................................. United Kingdom 1,789,362 11,310,624
Reliance Industries Ltd. ................................. India 182,443 5,188,797
Shell plc ............................................ Netherlands 170,389 4,856,241
21,355,662
Passenger Airlines 0.8%
a,b
International Consolidated Airlines Group SA ................. United Kingdom 1,543,218 2,883,219
Personal Care Products 3.3%
Haleon plc .......................................... United States 706,832 2,808,074
Unilever plc .......................................... United Kingdom 190,090 9,840,621
12,648,695
Pharmaceuticals 3.3%
Bayer AG ........................................... Germany 79,259 5,063,426
Johnson & Johnson ................................... United States 50,662 7,852,610
12,916,036
Professional Services 1.0%
b
Adecco Group AG ..................................... Switzerland 107,445 3,913,903

Franklin Templeton Variable Insurance Products Trust
Schedule of Investments (unaudited)
Templeton Growth VIP Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 173 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 6.5%
Applied Materials, Inc. .................................. United States 22,359 $ 2,746,356
Infineon Technologies AG ............................... Germany 186,980 7,678,726
Micron Technology, Inc. ................................. United States 79,684 4,808,133
NXP Semiconductors NV ............................... China 25,281 4,714,275
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 58,118 5,406,136
25,353,626
Software 1.6%
Microsoft Corp. ....................................... United States 14,000 4,036,200
SAP SE ............................................ Germany 16,174 2,042,394
6,078,594
Specialty Retail 4.1%
Nitori Holdings Co. Ltd. ................................. Japan 52,578 6,350,377
TJX Cos., Inc. (The) ................................... United States 121,923 9,553,886
15,904,263
Technology Hardware, Storage & Peripherals 2.5%
Samsung Electronics Co. Ltd. ............................ South Korea 199,337 9,822,247
Wireless Telecommunication Services 2.1%
a
T-Mobile US, Inc. ..................................... United States 55,946 8,103,219
Total Common Stocks (Cost $330,824,288) .....................................
370,389,943
Short Term Investments 4.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Time Deposits 4.6%
National Bank of Canada, 4.81%, 4/03/23 ................... Canada 7,800,000 7,800,000
Royal Bank of Canada, 4.78%, 4/03/23 ..................... Canada 10,000,000 10,000,000
Total Time Deposits (Cost $17,800,000) ........................................
17,800,000
Total Short Term Investments (Cost $17,800,000 ) ................................
17,800,000
a
Total Investments (Cost $348,624,288) 100.2% ..................................
$388,189,943
Other Assets, less Liabilities (0.2)% ...........................................
(642,051)
Net Assets 10 0.0% ...........................................................
$387,547,892
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the value of this security was
$2,976,665, representing 0.8% of net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940
Act) as an open-end management investment company, consisting of eighteen separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The
Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds’ administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements and time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At March 31, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Mutual Global Discovery VIP Fund
424,073 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 $ 281,629 $ 13,111
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $281,629 $13,111
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Mutual Shares VIP Fund
10,000,000 Cyber Re Ltd. .............................. 2/08/23 $ 10,000,000 $ 10,000,000
1,730,515 International Automotive Components Group Brazil LLC 4/13/06 - 12/26/08 1,149,241 53,502
2,039 Wayne Services Legacy, Inc. ................... 1/22/20 — —
609,467 Windstream Holdings, Inc. ..................... 9/21/20 4,827,676 3,852,814
34,368 Windstream Holdings, Inc., 9/21/55 .............. 9/21/20 436,130 217,261
Total Restricted Securities (Value is 0.7% of Net Assets) .............. $16,413,047 $14,123,577
2. Financial Instrument Valuation
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the three months ended March 31, 2023, were as follows:
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth VIP Fund
35,200 Benchling , Inc., F ............................ 10/20/21 $ 1,150,910 $ 691,204
1 Blaize , Inc. ................................. 1/19/23 6 —
64,369 Blaize , Inc., 10%, 12/09/24 ..................... 1/19/23 64,368 64,375
8,275 Blaize , Inc., 9/19/25 .......................... 9/20/22 - 9/22/22 — 577
206,272 Blaize , Inc., D .............................. 3/02/21 - 11/09/21 2,154,000 627,948
26,474 Blaize , Inc., D, 2/28/24 ........................ 3/01/21 - 11/09/21 — 261
82,758 Blaize , Inc., D-2 ............................. 4/01/22 - 9/20/22 399,999 135,385
25,878 Databricks , Inc., G ........................... 2/01/21 1,529,975 1,517,582
94,539 Fanatics Holdings, Inc. ........................ 8/13/20 - 3/22/21 1,669,739 7,201,036
48,915 Newsela , Inc., D ............................. 1/21/21 1,034,807 772,414
82,367 OneTrust LLC, C ............................ 4/01/21 1,615,241 906,037
Total Restricted Securities (Value is 2.9% of Net Assets) .............. $9,619,045 $11,916,819
Shares Issuer
Acquisition
Date Cost Value
Franklin Strategic Income VIP Fund
14,792,309
a
K2016470219 South Africa Ltd., A ............... 2/01/17 $ 114,768 $ —
1,472,041
a
K2016470219 South Africa Ltd., B ............... 2/01/17 1,093 —
Total Restricted Securities (Value is —% of Net Assets) .............. $115,861 $—
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of March 31, 2023.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin VolSmart Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Income VIP Fund, Class
1 ..................... $ 13,893,295 $ — $ — $ — $ 424,292 $ 14,317,587 902,748 $ —
3. Restricted Securities
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2023, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin VolSmart Allocation VIP Fund (continued)
Franklin U.S. Core Bond ETF .. $ 27,245,261 $ — $ — $ — $ 731,130 $ 27,976,391 1,286,975 $ 128,116
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% 5,320,470 11,426,562 (11,475,420) — — 5,271,612 5,271,612 54,615
Western Asset Core Plus Bond
Fund, Class IS ........... 13,168,638 87,789 — — 309,389 13,565,816 1,416,056 137,935
Total Non-Controlled Affiliates $59,627,664 $11,514,351 $(11,475,420) $ — $ 1,464,811 $61,131,406 $ 320,666
Total Affiliated Securities ... $59,627,664 $11,514,351 $(11,475,420) $— $1,464,811 $61,131,406 $320,666
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Allocation VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 15,109,675 $ 12,946,149 $ (17,675,564) $ — $ — $ 10,380,260 10,380,260 $ 151,749
Western Asset Premier
Institutional Government
Reserves, Class Premium,
4.62% ................. 105,090 6,038,168 (3,739,582) — — 2,403,676 2,403,676 1,327
Western Asset Premier
Institutional U.S. Treasury
Reserves, Class Premium,
4.47% ................. 633,433 945,349 (718,715) — — 860,067 860,067 8,088
Total Affiliated Securities ... $15,848,198 $19,929,666 $(22,133,861) $— $— $13,644,003 $161,164
Franklin DynaTech VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 3,506,161 $ 16,511,440 $ (12,653,906) $ — $ — $ 7,363,695 7,363,695 $ 35,932
4. Investments in FT Underlying Funds
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin DynaTech VIP Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $28,168 $103,196 $(67,646) $— $— $63,718 63,718 $386
Total Affiliated Securities ... $3,534,329 $16,614,636 $(12,721,552) $— $— $7,427,413 $36,318
Franklin Global Real Estate VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $— $3,671,000 $(1,822,000) $— $— $1,849,000 1,849,000 $2,468
Total Affiliated Securities ... $— $3,671,000 $(1,822,000) $— $— $1,849,000 $2,468
Franklin Growth and Income VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $— $961,000 $(961,000) $— $— $— — $1,001
Total Affiliated Securities ... $— $961,000 $(961,000) $— $— $— $1,001
Franklin Income VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 46,402,687 $ 206,198,385 $ (172,733,149) $ — $ — $ 79,867,923 79,867,923 $ 597,271
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $11,170,000 $19,447,000 $(23,117,000) $— $— $7,500,000 7,500,000 $99,257
Total Affiliated Securities ... $57,572,687 $225,645,385 $(195,850,149) $— $— $87,367,923 $696,528
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Large Cap Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $578,000 $1,432,000 $(1,364,000) $— $— $646,000 646,000 $4,993
Total Affiliated Securities ... $578,000 $1,432,000 $(1,364,000) $— $— $646,000 $4,993
Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 61,564,833 $ 41,353,978 $ (46,320,544) $ — $ — $ 56,598,267 56,598,267 $ 538,072
Total Affiliated Securities ... $61,564,833 $41,353,978 $(46,320,544) $— $— $56,598,267 $538,072
Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $42,407,898 $53,905,005 $(68,630,548) $— $— $27,682,355 27,682,355 $303,444
Total Affiliated Securities ... $42,407,898 $53,905,005 $(68,630,548) $— $— $27,682,355 $303,444
Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $23,592,470 $20,465,549 $(22,335,104) $— $— $21,722,915 21,722,915 $240,176
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $204,218 $1,426,278 $(1,461,096) $— $— $169,400 169,400 $710
Total Affiliated Securities ... $23,796,688 $21,891,827 $(23,796,200) $— $— $21,892,315 $240,886
Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $18,501,151 $— $— $— $386,952 $18,888,103 2,418,451 $370,617
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Strategic Income VIP Fund (continued)
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 18,252,570 $ 21,636,273 $ (19,581,648) $ — $ — $ 20,307,195 20,307,195 $ 230,978
Total Affiliated Securities ... $36,753,721 $21,636,273 $(19,581,648) $— $386,952 $39,195,298 $601,595
Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $6,418,109 $15,678,053 $(14,318,359) $— $— $7,777,803 7,777,803 $127,014
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $— $1,139,700 $(1,139,700) $— $— $— — $122
Total Affiliated Securities ... $6,418,109 $16,817,753 $(15,458,059) $— $— $7,777,803 $127,136
Templeton Foreign VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $35,603,799 $47,693,460 $(50,724,505) $— $— $32,572,754 32,572,754 $321,762
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $10,342,950 $6,660,000 $(10,476,750) $— $— $6,526,200 6,526,200 $5,029
Total Affiliated Securities ... $45,946,749 $54,353,460 $(61,201,255) $— $— $39,098,954 $326,791
Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $154,512,860 $391,583,944 $(408,768,480) $— $— $137,328,324 137,328,324 $1,310,064
Total Affiliated Securities ... $154,512,860 $391,583,944 $(408,768,480) $— $— $137,328,324 $1,310,064
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Templeton Growth VIP Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $2,240,460 $1,099,118 $(3,339,578) $— $— $— — $1,237
Total Affiliated Securities ... $2,240,460 $1,099,118 $(3,339,578) $— $— $— $1,237
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 8,175,628 $ 3,226,253 $ — $ 11,401,881
Air Freight & Logistics ................... 2,770,206 1,384,183 — 4,154,389
Automobile Components ................. 657,739 2,229,818 — 2,887,557
Automobiles .......................... 2,162,036 2,802,356 — 4,964,392
Banks ............................... 8,117,901 8,457,062 — 16,574,963
Beverages ........................... 4,968,815 766,841 — 5,735,656
Biotechnology ......................... 3,650,443 2,540,380 — 6,190,823
Broadline Retail ....................... 7,080,855 2,060,864 — 9,141,719
Building Products ...................... 1,062,770 461,421 — 1,524,191
Capital Markets ........................ 6,322,326 4,394,117 — 10,716,443
Chemicals ........................... 5,874,323 3,429,444 — 9,303,767
Commercial Services & Supplies ........... 528,853 83,607 — 612,460
Communications Equipment .............. 4,423,108 92,715 — 4,515,823
Construction & Engineering ............... 77,821 272,559 — 350,380
Construction Materials .................. 1,209,652 847,333 — 2,056,985
Consumer Finance ..................... 2,485,429 — — 2,485,429
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Consumer Staples Distribution & Retail ...... $ 1,806,817 $ 1,123,844 $ — $ 2,930,661
Containers & Packaging ................. 187,708 705,608 — 893,316
Distributors ........................... 142,214 — — 142,214
Diversified Consumer Services ............ — 38,776 — 38,776
Diversified REITs ...................... — 133,803 — 133,803
Diversified Telecommunication Services ..... 548,490 984,773 — 1,533,263
Electric Utilities ........................ 3,437,838 650,911 — 4,088,749
Electrical Equipment .................... 2,748,957 842,057 — 3,591,014
Electronic Equipment, Instruments &
Components .......................... 3,931,271 524,216 — 4,455,487
Energy Equipment & Services ............. 232,489 885,850 — 1,118,339
Entertainment ......................... 2,671,145 1,515,251 — 4,186,396
Financial Services ...................... 8,351,971 3,097,553 — 11,449,524
Food Products ........................ 832,638 1,533,711 — 2,366,349
Gas Utilities .......................... 74,831 169,164 — 243,995
Ground Transportation .................. 2,669,571 205,872 — 2,875,443
Health Care Equipment & Supplies ......... 8,065,649 3,602,150 — 11,667,799
Health Care Providers & Services .......... 8,457,973 594,876 — 9,052,849
Health Care REITs ..................... 124,722 — — 124,722
Health Care Technology ................. 128,653 37,759 — 166,412
Hotels, Restaurants & Leisure ............. 1,833,129 1,816,904 — 3,650,033
Household Durables .................... 234,032 1,904,899 — 2,138,931
Household Products .................... 1,279,837 253,486 — 1,533,323
Independent Power and Renewable Electricity
Producers ............................ — 139,276 — 139,276
Industrial Conglomerates ................ 490,128 1,790,644 — 2,280,772
Industrial REITs ....................... 222,399 125,664 — 348,063
Insurance ............................ 5,714,185 3,087,883 — 8,802,068
Interactive Media & Services .............. 10,050,689 119,376 — 10,170,065
IT Services ........................... 3,717,765 263,368 — 3,981,133
Leisure Products ....................... — 90,562 — 90,562
Life Sciences Tools & Services ............ 5,471,976 1,261,123 — 6,733,099
Machinery ............................ 7,427,394 1,124,885 — 8,552,279
Marine Transportation ................... — 158,602 — 158,602
Media ............................... 4,232,270 2,021,088 — 6,253,358
Metals & Mining ....................... 570,260 2,397,661 — 2,967,921
Multi-Utilities .......................... 3,468,872 953,433 — 4,422,305
Office REITs .......................... — 55,802 — 55,802
Oil, Gas & Consumable Fuels ............. 8,377,619 5,395,965 — 13,773,584
Paper & Forest Products ................. — 136,402 — 136,402
Passenger Airlines ..................... 128,331 49,887 — 178,218
Personal Care Products ................. 1,896,430 1,061,219 — 2,957,649
Pharmaceuticals ....................... 8,302,257 5,145,885 — 13,448,142
Professional Services ................... 2,311,773 2,344,752 — 4,656,525
Real Estate Management & Development .... 63,725 631,956 — 695,681
Residential REITs ...................... 218,173 — — 218,173
Retail REITs .......................... 272,423 264,067 — 536,490
Semiconductors & Semiconductor Equipment . 13,949,822 4,411,791 — 18,361,613
Software ............................. 26,568,689 1,537,103 — 28,105,792
Specialized REITs ...................... 3,086,827 — — 3,086,827
Specialty Retail ........................ 3,120,859 521,021 — 3,641,880
Technology Hardware, Storage & Peripherals . 8,877,901 1,649,650 — 10,527,551
Textiles, Apparel & Luxury Goods .......... 1,858,623 1,727,024 — 3,585,647
Tobacco ............................. 414,044 1,191,273 — 1,605,317
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Allocation VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Trading Companies & Distributors .......... $ 1,742,568 $ 1,380,573 $ — $ 3,123,141
Transportation Infrastructure .............. — 50,617 — 50,617
Water Utilities ......................... 316,305 — — 316,305
Wireless Telecommunication Services ....... 154,689 487,310 — 641,999
Management Investment Companies ......... 11,099,844 — — 11,099,844
Preferred Stocks ......................... — 211,581 — 211,581
Rights ................................. — — —
a
—
Limited Partnerships ...................... 1,835,637 — — 1,835,637
Corporate Bonds ........................ — 60,077,203 — 60,077,203
Foreign Government and Agency Securities .... — 8,781,711 — 8,781,711
U.S. Government and Agency Securities ....... — 102,019,273 — 102,019,273
Asset-Backed Securities ................... — 4,048,095 — 4,048,095
Commercial Mortgage-Backed Securities ...... — 3,461,925 — 3,461,925
Mortgage-Backed Securities ................ — 27,734,782 — 27,734,782
Municipal Bonds ......................... — 1,792,042 — 1,792,042
Residential Mortgage-Backed Securities ....... — 1,492,505 — 1,492,505
Options purchased ....................... 13,809 — — 13,809
Short Term Investments ................... 17,186,941 2,461,071 — 19,648,012
Total Investments in Securities ........... $260,491,067 $307,326,466
b
$— $567,817,533
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 91,381 $ — $ 91,381
Futures contracts ........................ 420,365 — — 420,365
Swap contracts ......................... — 132,38 9 — 132,38 9
Total Other Financial Instruments ......... $420,365 $223,770 $— $644,135
Liabilities:
Other Financial Instruments:
Options written .......................... $ 50,01 6 $ — $ — $ 50,01 6
Forward exchange contracts ................ — 104,446 — 104,446
Futures contracts ........................ 799,383 — — 799,383
Swap contracts .......................... — 55,15 4 — 55,15 4
Total Other Financial Instruments ......... $849,399 $159,600 $— $1,008,999
Franklin DynaTech VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,490,291 — — 1,490,291
Automobile Components ................. 75,030 — — 75,030
Automobiles .......................... 3,197,996 — — 3,197,996
Biotechnology ......................... 616,762 683,326 — 1,300,088
Broadline Retail ....................... 8,198,359 — — 8,198,359
Capital Markets ........................ 3,026,992 — — 3,026,992
Chemicals ........................... 1,155,864 — — 1,155,864
Construction & Engineering ............... 1,126,986 — — 1,126,986
Electric Utilities ........................ 1,899,251 — — 1,899,251
Electrical Equipment .................... 193,894 — — 193,894
Electronic Equipment, Instruments &
Components .......................... 591,237 929,327 — 1,520,564
Energy Equipment & Services ............. 1,325,640 — — 1,325,640
Financial Services ...................... 5,253,117 1,964,788 — 7,217,905
Ground Transportation .................. 239,747 — — 239,747
Health Care Equipment & Supplies ......... 6,335,740 — — 6,335,740
Health Care Providers & Services .......... 1,454,159 — — 1,454,159
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin DynaTech VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Technology ................. $ 505,606 $ — $ — $ 505,606
Hotels, Restaurants & Leisure ............. 784,866 — — 784,866
Interactive Media & Services .............. 3,839,358 — — 3,839,358
IT Services ........................... 2,606,568 — — 2,606,568
Life Sciences Tools & Services ............ 7,645,852 738,092 — 8,383,944
Pharmaceuticals ....................... 1,885,056 — — 1,885,056
Professional Services ................... 335,162 — — 335,162
Semiconductors & Semiconductor Equipment . 19,278,946 558,951 — 19,837,897
Software ............................. 32,824,885 17,287 — 32,842,172
Specialized REITs ...................... 556,035 — — 556,035
Technology Hardware, Storage & Peripherals . 2,541,274 — — 2,541,274
Trading Companies & Distributors .......... 94,880 — — 94,880
Preferred Stocks ......................... — 240,663 — 240,663
Short Term Investments ................... 7,427,413 — — 7,427,413
Total Investments in Securities ........... $116,506,966 $5,132,434
c
$— $121,639,400
Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Diversified REITs ...................... 773,731 1,772,538 — 2,546,269
Diversified Telecommunication Services ..... — 869,218 — 869,218
Health Care REITs ..................... 5,774,759 1,130,769 — 6,905,528
Hotel & Resort REITs ................... 2,986,286 1,063,006 — 4,049,292
Industrial REITs ....................... 13,447,801 5,829,762 — 19,277,563
Office REITs .......................... 3,892,019 5,097,735 — 8,989,754
Real Estate Management & Development .... 1,622,987 12,920,479 — 14,543,466
Residential REITs ...................... 15,749,265 1,454,984 — 17,204,249
Retail REITs .......................... 11,841,697 5,346,551 — 17,188,248
Specialized REITs ...................... 15,824,825 965,615 — 16,790,440
Short Term Investments ................... 1,849,000 593,917 — 2,442,917
Total Investments in Securities ........... $73,762,370 $37,044,574
d
$— $110,806,944
Franklin Growth and Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 1,500,953 — — 1,500,953
Air Freight & Logistics ................... 1,125,142 — — 1,125,142
Banks ............................... 2,900,045 — — 2,900,045
Beverages ........................... 1,579,241 — — 1,579,241
Capital Markets ........................ 2,635,498 — — 2,635,498
Chemicals ........................... 284,626 275,368 — 559,994
Commercial Services & Supplies ........... 82,484 — — 82,484
Communications Equipment .............. 951,405 — — 951,405
Consumer Finance ..................... 188,043 — — 188,043
Consumer Staples Distribution & Retail ...... 1,190,977 — — 1,190,977
Diversified Telecommunication Services ..... 105,208 — — 105,208
Electric Utilities ........................ 2,262,580 — — 2,262,580
Electrical Equipment .................... 844,749 — — 844,749
Financial Services ...................... 791,711 — — 791,711
Food Products ........................ 407,165 — — 407,165
Ground Transportation .................. 482,936 — — 482,936
Health Care Equipment & Supplies ......... 883,595 — — 883,595
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Growth and Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Health Care Providers & Services .......... $ 1,533,656 $ — $ — $ 1,533,656
Health Care REITs ..................... 362,351 — — 362,351
Hotels, Restaurants & Leisure ............. 499,104 — — 499,104
Household Products .................... 1,217,028 — — 1,217,028
Industrial REITs ....................... 42,422 — — 42,422
Insurance ............................ 88,959 — — 88,959
Life Sciences Tools & Services ............ 545,246 — — 545,246
Machinery ............................ 407,484 — — 407,484
Media ............................... 382,322 — — 382,322
Oil, Gas & Consumable Fuels ............. 3,943,247 — — 3,943,247
Pharmaceuticals ....................... 2,705,222 — — 2,705,222
Residential REITs ...................... 490,880 — — 490,880
Semiconductors & Semiconductor Equipment . 1,451,762 — — 1,451,762
Software ............................. 1,082,983 — — 1,082,983
Specialized REITs ...................... 90,642 — — 90,642
Specialty Retail ........................ 662,655 — — 662,655
Water Utilities ......................... 324,712 — — 324,712
Equity-Linked Securities ................... — 3,639,105 — 3,639,105
Convertible Preferred Stocks ................ 2,605,055 — — 2,605,055
Short Term Investments ................... — 1,837,942 — 1,837,942
Total Investments in Securities ........... $36,652,088 $5,752,415
e
$— $42,404,503
Franklin Income VIP Fund
Assets:
Investments in Securities:
Common Stocks ......................... 741,353,819 — — 741,353,819
Equity-Linked Securities ................... — 434,491,540 — 434,491,540
Convertible Preferred Stocks :
Electric Utilities ........................ 11,242,968 — — 11,242,968
Financial Services ...................... — 3,027,887 — 3,027,887
Corporate Bonds ........................ — 1,506,035,737 — 1,506,035,737
U.S. Government and Agency Securities ....... — 328,767,383 — 328,767,383
Asset-Backed Securities ................... — 7,532,637 — 7,532,637
Mortgage-Backed Securities ................ — 1,514,259 — 1,514,259
Short Term Investments ................... 87,367,923 — — 87,367,923
Total Investments in Securities ........... $839,964,710 $2,281,369,443 $— $3,121,334,153
Other Financial Instruments:
Futures contracts ........................ $5,075,032 $— $— $5,075,032
Total Other Financial Instruments ......... $5,075,032 $— $— $5,075,032
Liabilities:
Other Financial Instruments:
Options written .......................... $660,000 $— $— $660,000
..............................................................
Total Other Financial Instruments ......... $660,000 $— $— $660,000
Franklin Large Cap Growth VIP Fund
Assets:
Investments in Securities:
f
Common Stocks ......................... 84,838,478 — — 84,838,478
Short Term Investments ................... 646,000 1,583,336 — 2,229,336
Total Investments in Securities ........... $85,484,478 $1,583,336 $— $87,067,814
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 6,586,786 $ — $ 6,586,786
Automobile Components ................. — 8,065,975 13,111 8,079,086
Automobiles .......................... 6,701,766 — — 6,701,766
Banks ............................... 10,524,883 14,091,951 — 24,616,834
Biotechnology ......................... 2,779,577 — — 2,779,577
Building Products ...................... 7,903,393 — — 7,903,393
Capital Markets ........................ 6,764,803 — — 6,764,803
Chemicals ........................... — 8,389,694 — 8,389,694
Consumer Finance ..................... 6,079,524 — — 6,079,524
Diversified Telecommunication Services ..... — 12,738,076 — 12,738,076
Electrical Equipment .................... — 7,613,454 — 7,613,454
Energy Equipment & Services ............. 8,388,195 — — 8,388,195
Entertainment ......................... 15,524,087 — — 15,524,087
Financial Services ...................... 22,908,389 — — 22,908,389
Food Products ........................ 8,549,937 10,502,712 — 19,052,649
Health Care Equipment & Supplies ......... 8,937,856 — — 8,937,856
Health Care Providers & Services .......... 23,394,324 7,815,129 — 31,209,453
Household Durables .................... 7,292,363 — — 7,292,363
Household Products .................... — 7,815,926 — 7,815,926
Industrial Conglomerates ................ — 6,706,785 — 6,706,785
Insurance ............................ 15,724,752 8,269,677 — 23,994,429
Interactive Media & Services .............. 7,530,228 — — 7,530,228
IT Services ........................... — 7,600,280 — 7,600,280
Machinery ............................ 7,783,971 — — 7,783,971
Media ............................... 8,991,031 — — 8,991,031
Metals & Mining ....................... — 6,910,607 — 6,910,607
Oil, Gas & Consumable Fuels ............. 13,363,079 10,944,838 — 24,307,917
Personal Care Products ................. — 8,390,441 — 8,390,441
Pharmaceuticals ....................... 20,706,840 8,407,234 — 29,114,074
Real Estate Management & Development .... 7,273,865 — — 7,273,865
Semiconductors & Semiconductor Equipment . 4,451,790 8,315,730 — 12,767,520
Software ............................. 6,380,660 — — 6,380,660
Specialized REITs ...................... 2,359,620 — — 2,359,620
Technology Hardware, Storage & Peripherals . — 8,464,536 — 8,464,536
Tobacco ............................. — 8,657,005 — 8,657,005
Trading Companies & Distributors .......... 7,993,882 — — 7,993,882
Preferred Stocks ......................... — 6,175,249 — 6,175,249
Corporate Bonds ........................ — 2,512,210 — 2,512,210
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 8,677,681 — 8,677,681
Total Investments in Securities ........... $238,308,815 $183,651,976
g
$13,111 $421,973,902
Other Financial Instruments:
Forward exchange contracts ............... $— $123,172 $— $123,172
Total Other Financial Instruments ......... $— $123,172 $— $123,172
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $543,852 $— $— $543,852
Forward exchange contracts ................ — 679,848 — 679,848
Futures contracts ........................ 185,475 — — 185,475
Total Other Financial Instruments ......... $729,327 $679,848 $— $1,409,175
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Automobile Components ................. $ — $ — $ 53,502 $ 53,502
Automobiles .......................... 37,989,586 — — 37,989,586
Banks ............................... 107,319,731 — — 107,319,731
Biotechnology ......................... 13,829,020 — — 13,829,020
Building Products ...................... 38,097,400 — — 38,097,400
Capital Markets ........................ 35,722,979 — — 35,722,979
Consumer Finance ..................... 46,489,178 — — 46,489,178
Containers & Packaging ................. 38,442,628 — — 38,442,628
Diversified Telecommunication Services ..... — — 3,852,814 3,852,814
Electronic Equipment, Instruments &
Components .......................... 46,198,903 — — 46,198,903
Energy Equipment & Services ............. 48,438,132 — — 48,438,132
Entertainment ......................... 82,413,238 — — 82,413,238
Financial Services ...................... 131,385,389 — — 131,385,389
Food Products ........................ 51,004,299 — — 51,004,299
Health Care Equipment & Supplies ......... 41,090,160 — — 41,090,160
Health Care Providers & Services .......... 116,759,701 — — 116,759,701
Household Durables .................... 45,012,914 — — 45,012,914
Insurance ............................ 75,990,886 — 10,000,000 85,990,886
Interactive Media & Services .............. 47,663,822 — — 47,663,822
Machinery ............................ 39,034,135 — — 39,034,135
Media ............................... 75,409,582 — — 75,409,582
Metals & Mining ....................... 22,366,642 — — 22,366,642
Oil, Gas & Consumable Fuels ............. 66,938,151 38,366,420 — 105,304,571
Pharmaceuticals ....................... 119,360,298 40,899,643 — 160,259,941
Professional Services ................... 70,467,292 — — 70,467,292
Real Estate Management & Development .... 44,883,215 — — 44,883,215
Retail REITs .......................... 39,596,671 — — 39,596,671
Software ............................. 72,973,917 — — 72,973,917
Specialized REITs ...................... 11,889,863 — — 11,889,863
Specialty Retail ........................ — — —
a
—
Textiles, Apparel & Luxury Goods .......... 43,969,182 — — 43,969,182
Tobacco ............................. — 37,145,307 — 37,145,307
Wireless Telecommunication Services ....... 43,709,091 — — 43,709,091
Warrants ............................... — — 217,261 217,261
Corporate Bonds ........................ — 65,827,955 — 65,827,955
Senior Floating Rate Interests ............... — 25,797,823 — 25,797,823
Companies in Liquidation .................. — — —
a
—
Short Term Investments ................... — 37,583,894 — 37,583,894
Total Investments in Securities ........... $1,654,446,005 $245,621,042
h
$14,123,577 $1,914,190,624
Other Financial Instruments:
Forward exchange contracts ............... $— $20,222 $— $20,222
Total Other Financial Instruments ......... $— $20,222 $— $20,222
Liabilities:
Other Financial Instruments:
Securities Sold Short ..................... $2,740,410 $— $— $2,740,410
Forward exchange contracts ................ — 469,436 — 469,436
Futures contracts ........................ 231,211 — — 231,211
Total Other Financial Instruments ......... $2,971,621 $469,436 $— $3,441,057
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
f
Common Stocks ......................... $ 1,353,653,182 $ — $ — $ 1,353,653,182
Short Term Investments ................... 56,598,267 — — 56,598,267
Total Investments in Securities ........... $1,410,251,449 $— $— $1,410,251,449
Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 3,974,626 10,261,708 — 14,236,334
Automobile Components ................. 18,873,748 — — 18,873,748
Banks ............................... 122,086,568 — — 122,086,568
Building Products ...................... 48,067,853 — — 48,067,853
Chemicals ........................... 57,565,797 — — 57,565,797
Commercial Services & Supplies ........... 12,201,927 — — 12,201,927
Communications Equipment .............. 13,459,197 — — 13,459,197
Construction & Engineering ............... 23,578,742 — — 23,578,742
Construction Materials .................. 14,723,546 — — 14,723,546
Consumer Finance ..................... 4,223,364 — — 4,223,364
Diversified REITs ...................... 10,956,341 — — 10,956,341
Electric Utilities ........................ 10,364,906 — — 10,364,906
Electrical Equipment .................... 15,954,842 — — 15,954,842
Electronic Equipment, Instruments &
Components .......................... 50,276,185 — — 50,276,185
Energy Equipment & Services ............. 23,887,657 — — 23,887,657
Food Products ........................ 14,748,418 33,807,470 — 48,555,888
Ground Transportation .................. 7,997,247 — — 7,997,247
Health Care Equipment & Supplies ......... 48,797,558 — — 48,797,558
Hotel & Resort REITs ................... 15,667,151 — — 15,667,151
Hotels, Restaurants & Leisure ............. 55,520,073 7,506,926 — 63,026,999
Household Durables .................... 8,410,921 — — 8,410,921
Industrial REITs ....................... 8,093,363 — — 8,093,363
Insurance ............................ 62,654,883 — — 62,654,883
Leisure Products ....................... 10,974,060 — — 10,974,060
Machinery ............................ 25,001,043 — — 25,001,043
Metals & Mining ....................... 42,879,751 — — 42,879,751
Multi-Utilities .......................... 8,813,556 — — 8,813,556
Office REITs .......................... 4,391,815 — — 4,391,815
Oil, Gas & Consumable Fuels ............. 62,256,989 — — 62,256,989
Professional Services ................... 5,736,213 — — 5,736,213
Real Estate Management & Development .... 2,026,378 — — 2,026,378
Semiconductors & Semiconductor Equipment . 31,455,677 — — 31,455,677
Software ............................. 41,326,048 — — 41,326,048
Specialty Retail ........................ 10,512,625 — — 10,512,625
Textiles, Apparel & Luxury Goods .......... 18,135,001 3,206,655 — 21,341,656
Trading Companies & Distributors .......... 53,385,564 — — 53,385,564
Short Term Investments ................... 27,682,355 — — 27,682,355
Total Investments in Securities ........... $996,661,988 $54,782,759
i
$— $1,051,444,747
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 6,486,040 — — 6,486,040
Beverages ........................... 3,438,445 — — 3,438,445
Biotechnology ......................... 11,312,244 — — 11,312,244
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Building Products ...................... $ 6,255,320 $ — $ — $ 6,255,320
Capital Markets ........................ 19,186,471 — — 19,186,471
Chemicals ........................... 2,011,464 — — 2,011,464
Commercial Services & Supplies ........... 5,205,970 — — 5,205,970
Communications Equipment .............. 8,292,284 — — 8,292,284
Containers & Packaging ................. 4,992,147 — — 4,992,147
Electrical Equipment .................... 8,943,275 — — 8,943,275
Electronic Equipment, Instruments &
Components .......................... 7,543,350 — — 7,543,350
Entertainment ......................... 2,388,438 — — 2,388,438
Financial Services ...................... 834,250 2,868,304 — 3,702,554
Food Products ........................ 2,197,508 — — 2,197,508
Ground Transportation .................. 6,697,506 — — 6,697,506
Health Care Equipment & Supplies ......... 25,366,603 — — 25,366,603
Health Care Providers & Services .......... 2,248,593 — — 2,248,593
Health Care Technology ................. 7,912,212 — — 7,912,212
Hotels, Restaurants & Leisure ............. 26,492,055 — — 26,492,055
Household Durables .................... 6,586,329 — — 6,586,329
Industrial REITs ....................... 3,175,090 — — 3,175,090
Interactive Media & Services .............. 7,425,635 — — 7,425,635
IT Services ........................... 10,419,400 — — 10,419,400
Leisure Products ....................... — — 7,201,036 7,201,036
Life Sciences Tools & Services ............ 21,186,056 — — 21,186,056
Machinery ............................ 4,566,205 — — 4,566,205
Oil, Gas & Consumable Fuels ............. 10,107,912 — — 10,107,912
Passenger Airlines ..................... 5,758,308 — — 5,758,308
Personal Care Products ................. 4,168,400 — — 4,168,400
Pharmaceuticals ....................... 6,498,519 — — 6,498,519
Professional Services ................... 14,398,937 — — 14,398,937
Residential REITs ...................... 3,685,437 — — 3,685,437
Semiconductors & Semiconductor Equipment . 19,708,193 — — 19,708,193
Software ............................. 48,740,219 — —
a
48,740,219
Specialized REITs ...................... 3,434,898 — — 3,434,898
Specialty Retail ........................ 23,005,493 — — 23,005,493
Textiles, Apparel & Luxury Goods .......... 11,332,497 — — 11,332,497
Trading Companies & Distributors .......... 7,470,690 — — 7,470,690
Convertible Preferred Stocks ................ — — 4,650,570 4,650,570
Warrants ............................... — — 838 838
Corporate Bonds ........................ — — 64,375 64,375
Short Term Investments ................... 21,892,315 — — 21,892,315
Total Investments in Securities ........... $391,364,708 $2,868,304
j
$11,916,819 $406,149,831
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... — — —
a
—
Energy Equipment & Services ............. 818,674 — — 818,674
Media ............................... 58,216 — — 58,216
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable Fuels ............. $ 2,961 $ 723,699 $ — $ 726,660
Management Investment Companies ......... — 18,888,103 — 18,888,103
Convertible Bonds ....................... — 2,438 — 2,438
Corporate Bonds :
Aerospace & Defense ................... — 2,652,843 — 2,652,843
Air Freight & Logistics ................... — 811,410 — 811,410
Automobile Components ................. — 3,982,806 — 3,982,806
Automobiles .......................... — 629,016 — 629,016
Banks ............................... — 18,120,732 — 18,120,732
Beverages ........................... — 1,628,543 — 1,628,543
Biotechnology ......................... — 1,753,094 — 1,753,094
Broadline Retail ....................... — 444,358 —
a
444,358
Building Products ...................... — 1,741,528 — 1,741,528
Capital Markets ........................ — 6,959,057 — 6,959,057
Chemicals ........................... — 5,215,012 — 5,215,012
Commercial Services & Supplies ........... — 2,130,182 — 2,130,182
Construction & Engineering ............... — 645,664 — 645,664
Consumer Finance ..................... — 1,458,109 — 1,458,109
Containers & Packaging ................. — 4,416,502 — 4,416,502
Distributors ........................... — 520,997 — 520,997
Diversified Consumer Services ............ — 723,784 — 723,784
Diversified REITs ...................... — 2,120,304 — 2,120,304
Diversified Telecommunication Services ..... — 2,955,422 — 2,955,422
Electric Utilities ........................ — 4,702,683 — 4,702,683
Electrical Equipment .................... — 988,720 — 988,720
Electronic Equipment, Instruments &
Components .......................... — 1,571,594 — 1,571,594
Energy Equipment & Services ............. — 402,365 — 402,365
Entertainment ......................... — 1,629,521 — 1,629,521
Financial Services ...................... — 594,759 — 594,759
Food Products ........................ — 2,159,487 — 2,159,487
Gas Utilities .......................... — 212,857 — 212,857
Ground Transportation .................. — 1,803,698 — 1,803,698
Health Care Equipment & Supplies ......... — 1,041,075 — 1,041,075
Health Care Providers & Services .......... — 5,231,516 — 5,231,516
Health Care REITs ..................... — 202,230 — 202,230
Hotel & Resort REITs ................... — 339,661 — 339,661
Hotels, Restaurants & Leisure ............. — 3,352,688 — 3,352,688
Household Durables .................... — 339,662 — 339,662
Household Products .................... — 1,009,410 — 1,009,410
Independent Power and Renewable Electricity
Producers ............................ — 4,684,350 — 4,684,350
Insurance ............................ — 3,051,122 — 3,051,122
Interactive Media & Services .............. — 762,835 — 762,835
IT Services ........................... — 3,710,766 — 3,710,766
Machinery ............................ — 1,161,783 — 1,161,783
Media ............................... — 4,477,857 — 4,477,857
Metals & Mining ....................... — 1,990,594 — 1,990,594
Mortgage Real Estate Investment Trusts
(REITs) .............................. — 796,307 — 796,307
Multi-Utilities .......................... — 1,098,898 — 1,098,898
Oil, Gas & Consumable Fuels ............. — 13,082,962 — 13,082,962
Paper & Forest Products ................. — 937,323 — 937,323
Passenger Airlines ..................... — 1,665,645 — 1,665,645
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Strategic Income VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Personal Care Products ................. $ — $ 3,019,956 $ — $ 3,019,956
Pharmaceuticals ....................... — 3,049,954 — 3,049,954
Real Estate Management & Development .... — 784,067 — 784,067
Residential REITs ...................... — 421,759 — 421,759
Software ............................. — 419,697 — 419,697
Specialty Retail ........................ — 536,246 — 536,246
Technology Hardware, Storage & Peripherals . — 168,433 — 168,433
Textiles, Apparel & Luxury Goods .......... — 204,941 — 204,941
Tobacco ............................. — 1,358,673 — 1,358,673
Trading Companies & Distributors .......... — 1,974,594 — 1,974,594
Transportation Infrastructure .............. — 113,918 — 113,918
Wireless Telecommunication Services ....... — 1,585,021 — 1,585,021
Marketplace Loans ....................... — — 5,979,231 5,979,231
Foreign Government and Agency Securities .... — 7,184,794 — 7,184,794
U.S. Government and Agency Securities ....... — 63,080,322 — 63,080,322
Asset-Backed Securities ................... — 15,605,525 — 15,605,525
Commercial Mortgage-Backed Securities ...... — 1,592,831 — 1,592,831
Mortgage-Backed Securities ................ — 19,006,197 — 19,006,197
Residential Mortgage-Backed Securities ....... — 10,695,261 — 10,695,261
Escrows and Litigation Trusts ............... — 2,126 —
a
2,126
Short Term Investments ................... 20,307,195 — — 20,307,195
Total Investments in Securities ........... $21,187,046 $272,330,286 $5,979,231 $299,496,563
Other Financial Instruments:
Futures contracts ........................ $483,559 $— $— $483,559
Swap contracts ......................... — 78,890 — 78,890
Total Other Financial Instruments ......... $483,559 $78,890 $— $562,449
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $95,862 $— $95,862
Swap contracts .......................... — 760,545 — 760,545
Total Other Financial Instruments ......... $— $856,407 $— $856,407
Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
f
Corporate Bonds ........................ — 7,652,726 — 7,652,726
Foreign Government and Agency Securities .... — 12,825,904 — 12,825,904
U.S. Government and Agency Securities ....... — 83,961,377 — 83,961,377
Mortgage-Backed Securities ................ — 460,268,299 — 460,268,299
Short Term Investments ................... — 28,091,860 — 28,091,860
Total Investments in Securities ........... $— $592,800,166 $— $592,800,166
Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
f
Common Stocks ......................... 104,431,011 — — 104,431,011
Investments in Underlying Funds and Exchange
Traded Funds ........................... 58,324,019 — — 58,324,019
Short Term Investments ................... 5,271,612 — — 5,271,612
Total Investments in Securities ........... $168,026,642 $— $— $168,026,642
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin VolSmart Allocation VIP Fund (continued)
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $806,934 $— $— $806,934
Swap contracts .......................... — 959 — 959
Total Other Financial Instruments ......... $806,934 $959 $— $807,893
Level 1 Level 2 Level 3 Total
Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 4,486,292 $ — $ — $ 4,486,292
Cambodia ............................ — 842,188 — 842,188
Chile ................................ 2,020,834 — — 2,020,834
China ............................... 7,617,686 65,422,540 — 73,040,226
Hong Kong ........................... — 2,938,583 — 2,938,583
Hungary ............................. — 2,489,696 — 2,489,696
India ................................ — 28,083,903 — 28,083,903
Indonesia ............................ — 2,076,048 — 2,076,048
Mexico .............................. 4,141,761 — — 4,141,761
Peru ................................ 1,024,915 — — 1,024,915
Philippines ............................ — 933,510 — 933,510
Russia ............................... — — —
k
—
South Africa ........................... — 1,626,772 — 1,626,772
South Korea .......................... — 49,695,092 — 49,695,092
Taiwan ............................... — 39,005,447 — 39,005,447
Thailand ............................. — 5,896,148 — 5,896,148
United Arab Emirates .................... 1,191,698 — — 1,191,698
United Kingdom ........................ — 4,022,157 — 4,022,157
United States .......................... 8,384,723 — — 8,384,723
Preferred Stocks ........................ 14,272,115 — — 14,272,115
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 7,777,803 — — 7,777,803
Total Investments in Securities ........... $50,917,827 $203,032,084
l
$— $253,949,911
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 32,969,642 $ — $ 32,969,642
Automobile Components ................. — 51,530,703 — 51,530,703
Automobiles .......................... — 45,799,873 — 45,799,873
Banks ............................... 17,303,361 106,619,140 — 123,922,501
Broadline Retail ....................... — 50,460,262 — 50,460,262
Chemicals ........................... — 11,623,562 — 11,623,562
Construction Materials .................. — 15,306,582 — 15,306,582
Consumer Staples Distribution & Retail ...... — 11,351,615 — 11,351,615
Energy Equipment & Services ............. — 20,395,875 — 20,395,875
Financial Services ...................... — 35,151,738 — 35,151,738
Health Care Providers & Services .......... — 13,067,826 — 13,067,826
Household Durables .................... — 28,571,796 — 28,571,796
Industrial Conglomerates ................ — 29,919,892 — 29,919,892
Insurance ............................ — 31,574,002 — 31,574,002
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Foreign VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Machinery ............................ $ — $ 6,564,756 $ — $ 6,564,756
Media ............................... — 5,355,639 — 5,355,639
Metals & Mining ....................... 16,460,315 16,425,348 — 32,885,663
Multi-Utilities .......................... — 15,021,803 — 15,021,803
Oil, Gas & Consumable Fuels ............. — 105,801,738 — 105,801,738
Pharmaceuticals ....................... — 43,710,719 — 43,710,719
Professional Services ................... — 18,182,299 — 18,182,299
Semiconductors & Semiconductor Equipment . 18,141,221 53,949,885 — 72,091,106
Technology Hardware, Storage & Peripherals . — 37,545,408 — 37,545,408
Tobacco ............................. — 18,367,725 — 18,367,725
Short Term Investments ................... 39,098,954 — — 39,098,954
Total Investments in Securities ........... $91,003,851 $805,267,828
m
$— $896,271,679
Level 1 Level 2 Level 3 Total
Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 958,658,110 $ — $ 958,658,110
U.S. Government and Agency Securities ....... — 245,639,191 — 245,639,191
Short Term Investments ................... 137,328,324 330,940,959 — 468,269,283
Total Investments in Securities ........... $137,328,324 $1,535,238,260 $— $1,672,566,584
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 11,113,870 $ — $ 11,113,870
Swap contracts ......................... — 102,462 — 102,462
Total Other Financial Instruments ......... $— $11,216,332 $— $11,216,332
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 9,067,978 $ — $ 9,067,978
..............................................................
Total Other Financial Instruments ......... $— $9,067,978 $— $9,067,978
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ — $ 23,106,189 $ — $ 23,106,189
Automobile Components ................. 5,147,739 9,056,119 — 14,203,858
Automobiles .......................... — 5,169,230 — 5,169,230
Banks ............................... — 3,766,273 — 3,766,273
Beverages ........................... — 16,692,957 — 16,692,957
Biotechnology ......................... 8,279,590 — — 8,279,590
Broadline Retail ....................... 12,855,545 — — 12,855,545
Chemicals ........................... 11,512,009 — — 11,512,009
Consumer Staples Distribution & Retail ...... 3,363,614 — — 3,363,614
Electrical Equipment .................... — 5,206,652 — 5,206,652
Entertainment ......................... 7,915,777 — — 7,915,777
Financial Services ...................... 5,496,489 — — 5,496,489
Food Products ........................ — 8,117,633 — 8,117,633
Health Care Equipment & Supplies ......... 17,470,947 — — 17,470,947
Health Care Providers & Services .......... 12,900,161 6,602,676 — 19,502,837
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Templeton Growth VIP Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Hotels, Restaurants & Leisure ............. $ 14,137,041 $ 8,307,350 $ — $ 22,444,391
Household Durables .................... — 7,406,103 — 7,406,103
Industrial Conglomerates ................ 3,872,473 3,165,828 — 7,038,301
Insurance ............................ — 6,831,862 — 6,831,862
Interactive Media & Services .............. 9,585,793 — — 9,585,793
IT Services ........................... 6,897,570 — — 6,897,570
Leisure Products ....................... 2,005,480 — — 2,005,480
Life Sciences Tools & Services ............ 6,109,956 — — 6,109,956
Machinery ............................ 3,014,215 5,187,225 — 8,201,440
Media ............................... 12,229,982 — — 12,229,982
Oil, Gas & Consumable Fuels ............. — 21,355,662 — 21,355,662
Passenger Airlines ..................... — 2,883,220 — 2,883,220
Personal Care Products ................. — 12,648,695 — 12,648,695
Pharmaceuticals ....................... 7,852,610 5,063,426 — 12,916,036
Professional Services ................... — 3,913,903 — 3,913,903
Semiconductors & Semiconductor Equipment . 17,674,900 7,678,726 — 25,353,626
Software ............................. 4,036,200 2,042,394 — 6,078,594
Specialty Retail ........................ 9,553,886 6,350,377 — 15,904,263
Technology Hardware, Storage & Peripherals . — 9,822,247 — 9,822,247
Wireless Telecommunication Services ....... 8,103,219 — — 8,103,219
Short Term Investments ................... — 17,800,000 — 17,800,000
Total Investments in Securities ........... $190,015,196 $198,174,747
n
$— $388,189,943
a
Includes financial instruments determined to have no value at March 31, 2023.
b
Includes foreign securities valued at $95,457,859, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $5,132,434, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $36,450,657, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
e
Includes foreign securities valued at $275,368, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
f
For detailed categories, see the accompanying Schedule of Investments.
g
Includes foreign securities valued at $172,462,085, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
h
Includes foreign securities valued at $116,411,370, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
i
Includes foreign securities valued at $54,782,759, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
j
Includes foreign securities valued at $2,868,304, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
k
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at March 31, 2023.
l
Includes foreign securities valued at $203,032,084, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
m
Includes foreign securities valued at $805,267,828, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
n
Includes foreign securities valued at $180,374,747, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2023, the reconciliations are as follows:
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Leisure Products .... $ 7,201,036 $ — $ — $ — $ — $ — $ — $ — $ 7,201,036 $ —
Software .......... — 6 (6) — — — 6 (6) —
c
(6)
Convertible Preferred
Stocks :
Diversified Consumer
Services .......... 679,820 — — — — — — 92,594 772,414 92,594
Software .......... 3,620,472 — — — — — — 257,684 3,878,156 257,684
Warrants :
Software .......... 1,365 — — — — — — (527) 838 (527)
Corporate Bonds :
Software .......... — 64,369 — — — — — 6 64,375 6
Total Investments in
Securities ............ $11,502,693 $64,375 $(6) $— $— $— $6 $349,751 $11,916,819 $349,751
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Marketplace Loans :
Financial Services ... 6,941,352 2,859 (784,087) — — — (40,403) (140,490) 5,979,231 (218,225)
Escrows and Litigation
Trusts ............. —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $6,941,352 $2,859 $(784,087) $— $— $— $(40,403) $(140,490) $5,979,231 $(218,225)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2023, are as follows:
For Franklin Small-Mid Cap Growth VIP Fund, the Level 3 financial instruments include Fanatics Holdings, Inc. value of
$7,201,036, which is valued using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable. May also include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services $5,979,231 Discounted cash flow Loss-adjusted discount rate
(0.7)% - 17.9%
(8.6%)
Decrease
Projected loss rate 2.3% - 77.5%
(21.5%)
Decrease
All Other Investments
................
_
c
Total
..........................
$5,979,231
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes financial instruments determined to have no value at March 31, 2023.
6. Fair Value Measurements
(continued)

Franklin Templeton Variable Insurance Products Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
UBSW
UBS AG
Cu r rency
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
COP Colombian Peso
EUR Euro
GBP British Pound
GHS Ghanaian Cedi
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
PLN Polish Zloty
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade
Index
MCDX.NA.
Series number
MCDX North America Index
Selected Portfolio
ADR American Depositary Receipt
AGMC Assured Guaranty Municipal Corp.
CLO Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI Cost of Funds Index
ETF Exchange-Traded Fund
EURIBOR Euro Inter-Bank Offer Rate
FFCB Federal Farm Credit Banks Funding Corp.
FHLB Federal Home Loan Banks
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
LIBOR London Inter-Bank Offered Rate
MBS Mortgage-Backed Security
NYRS New York Registry Shares
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
T-Note Treasury Note
VIX Market Volatility Index
6. Fair Value Measurements
(continued)
For additional information on the Funds’ significant policies, please refer to the Funds’ most recent semiannual or annual shareholder report.